DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Entity Registrant Name	CNO Financial Group, Inc.
Entity Central Index Key	0001224608
Document Type	8-K
Document Period End Date	Dec 31, 2011
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Amendment Flag	false

CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $21,779.1; 2010 - $20,155.8)	$ 23,516	$ 20,633.9
Equity securities at fair value (cost: 2011 - $177.0; 2010 - $68.2)	175.1	68.1
Mortgage loans	1,602.8	1,761.2
Policy loans	279.7	284.4
Trading securities	91.6	372.6
Investments held by variable interest entities	496.3	420.9
Other invested assets	202.8	240.9
Total investments	26,364.3	23,782
Cash and cash equivalents - unrestricted	436	571.9
Cash and cash equivalents held by variable interest entities	74.4	26.8
Accrued investment income	288.7	327.8
Present value of future profits	697.7	1,008.6
Deferred acquisition costs	797.1	999.6
Reinsurance receivables	3,091.1	3,256.3
Income tax assets, net	865.4	1,127
Assets held in separate accounts	15	17.5
Other assets	292.2	277.4
Total assets	32,921.9	31,394.9
Liabilities for insurance products:
Interest-sensitive products	13,165.5	13,194.7
Traditional products	10,482.7	10,307.6
Claims payable and other policyholder funds	1,034.3	968.7
Liabilities related to separate accounts	15	17.5
Other liabilities	556.3	505.3
Investment borrowings	1,676.5	1,204.1
Borrowings related to variable interest entities	519.9	386.9
Notes payable - direct corporate obligations	857.9	998.5
Total liabilities	28,308.1	27,583.3
Commitments and contingencies (Note 7)
Shareholders' equity:
Common stock ($0.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2011 ��� 241,304,503; 2010 ��� 251,084,174)	2.4	2.5
Additional paid-in capital	4,361.9	4,424.2
Accumulated other comprehensive income	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6
Total liabilities and shareholders' equity	$ 32,921.9	$ 31,394.9

PARENTHETICAL DATA TO THE CONSOLIDATED BALANCE SHEET (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments:
Fixed maturities, available for sale, amortized cost	$ 21,779.1	$ 20,155.8
Equity securities at cost	$ 177	$ 68.2
Shareholders' equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	8,000,000,000	8,000,000,000
Common stock, shares issued	241,304,503	251,084,174
Common stock, shares outstanding	241,304,503	251,084,174

CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Insurance policy income	$ 2,690.5	$ 2,670	$ 3,093.6
Net investment income (loss):
General account assets	1,360.7	1,295	1,230.9
Policyholder and reinsurer accounts and other special- purpose portfolios	(6.6)	71.9	61.8
Realized investment gains (losses):
Net realized investment gains, excluding impairment losses	96.4	180	134.9
Other-than-temporary impairment losses:
Total other-than-temporary impairment losses	(39.9)	(146.8)	(385)
Portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income	5.3	(3)	189.6
Net impairment losses recognized	(34.6)	(149.8)	(195.4)
Total realized gains (losses)	61.8	30.2	(60.5)
Fee revenue and other income	18.2	16.8	15.6
Total revenues	4,124.6	4,083.9	4,341.4
Benefits and expenses:
Insurance policy benefits	2,699	2,723.7	3,066.7
Interest expense	114.1	113.2	117.9
Amortization	297.4	325	345.3
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other operating costs and expenses	704.5	690.3	717.5
Total benefits and expenses	3,818.4	3,859	4,269.6
Income before income taxes	306.2	224.9	71.8
Income tax expense:
Tax expense on period income	113.5	79.3	23.6
Valuation allowance for deferred tax assets	(143)	(95)	27.8
Net income	$ 335.7	$ 240.6	$ 20.4
Basic:
Weighted average shares outstanding	247,952,000	250,973,000	188,365,000
Net income	$ 1.35	$ 0.96	$ 0.11
Diluted:
Weighted average shares outstanding	304,081,000	301,858,000	193,340,000
Net income	$ 1.15	$ 0.84	$ 0.11

CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common stock and additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)
Balance, beginning of period at Dec. 31, 2007
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of accounting change (adoption of ASU 2010-26) (Restatement Adjustment [Member])	$ (442)	$ 0	$ (23.2)	$ (418.8)
Balance, end of period (Scenario, Actual [Member])	1,188	4,105.9	(1,793.9)	(1,124)
Balance, beginning of period at Dec. 31, 2008	1,630	4,105.9	(1,770.7)	(705.2)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	20.4			20.4
Net income (Scenario, Actual [Member])	20.4
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense)	1,593		1,593
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	(68.2)		(68.2)
Issuance of common stock, net	296.3	296.3
Stock option and restricted stock plans	9.1	9.1
Effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available for sale (net of applicable income tax benefit)			(4.9)	4.9
Balance, end of period at Dec. 31, 2009	3,038.6	4,411.3	(274)	(1,098.7)
Balance, beginning of period (Scenario, Actual [Member])	3,022.7
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	240.6			240.6
Net income (Scenario, Actual [Member])	240.6
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense)	462.2		462.2
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	70.7		70.7
Stock option and restricted stock plans	11.4	11.4
Cumulative effect of accounting change	(15.9)		(6.2)	(9.7)
Beneficial conversion feature related to the issuance of convertible debentures	4	4
Balance, end of period (Scenario, Actual [Member])	3,811.6
Balance, end of period at Dec. 31, 2010	3,811.6	4,426.7	252.7	(867.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	335.7			335.7
Net income (Scenario, Actual [Member])	335.7
Change in unrealized appreciation (depreciation) of investments (net of applicable income tax expense)	528.7		528.7
Change in noncredit component of impairment losses on fixed maturities, available for sale (net of applicable income tax expense (benefit))	0.2		0.2
Cost of shares acquired	(69.8)	(69.8)
Stock option and restricted stock plans	7.4	7.4
Balance, end of period (Scenario, Actual [Member])	4,613.8
Balance, end of period at Dec. 31, 2011	$ 4,613.8	$ 4,364.3	$ 781.6	$ (532.1)

PARENTHETICAL DATA TO THE CONSOLIDATED STATEMENT OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive income (loss), net of tax:
Change in unrealized appreciation (depreciation) of investments, applicable income tax expense	$ 294.4	$ 256.3	$ 888.9
Change in noncredit component of impairment losses on fixed maturities, available for sale, applicable income tax expense	0.1	39.5	38.2
Effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available for sale, applicable income tax benefit			$ 2.6

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Insurance policy income	$ 2,382.8	$ 2,359.3	$ 2,747.1
Net investment income	1,418.6	1,304.9	1,167.3
Fee revenue and other income	18.2	16.8	15.6
Insurance policy benefits	(2,044.9)	(1,975.4)	(2,298.8)
Interest expense	(95.5)	(108.2)	(109)
Policy acquisition costs	(216.7)	(225.2)	(217.1)
Other operating costs	(684.3)	(637.8)	(686.2)
Taxes	(3.4)	(0.4)	(7.2)
Net cash provided by operating activities	774.8	734	611.7
Cash flows from investing activities:
Sales of investments	5,504.5	8,632.6	10,709.6
Maturities and redemptions of investments	1,093.5	894	917.3
Purchases of investments	(8,156.1)	(10,739.2)	(12,540.4)
Net sales (purchases) of trading securities	300.2	(51.7)	32.3
Change in cash and cash equivalents held by variable interest entities	(47.6)	(19.6)	1.4
Other	(32.5)	(14.7)	(10.6)
Net cash used by investing activities	(1,338)	(1,298.6)	(890.4)
Cash flows from financing activities:
Issuance of notes payable, net	0	756.1	172
Payments on notes payable	(144.8)	(793.6)	(461.2)
Issuance of common stock	2.2	0	296.3
Payments to repurchase common stock	(69.8)	0	0
Expenses related to debt modification and extinguishment of debt	0	0	(14.7)
Amounts received for deposit products	1,693.5	1,730.1	1,668.9
Withdrawals from deposit products	(1,664.3)	(1,704.4)	(1,670.1)
Issuance of investment borrowings:
Federal Home Loan Bank	717	787	0
Related to variable interest entities	236.4	0	0
Payments on investment borrowings:
Federal Home Loan Bank	(267)	(37)	0
Related to variable interest entities	(100.7)	(125.1)	(83.6)
Investment borrowings - repurchase agreements, net	24.8	0	0
Net cash provided (used) by financing activities	427.3	613.1	(92.4)
Net increase (decrease) in cash and cash equivalents	(135.9)	48.5	(371.1)
Cash and cash equivalents, beginning of year	571.9	523.4	894.5
Cash and cash equivalents, end of year	$ 436	$ 571.9	$ 523.4

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 335.7	$ 240.6	$ 20.4
Unrealized gains for period	1,357.7	1,052.2	2,533.6
Amortization of present value of future profits and deferred acquisition costs for:
Unrealized gains during the period	(167.1)	(136.1)	(170.7)
Amount related to premium deficiences assuming the net unrealized gains had been realized	(271)	0	0
Reclassification adjustments:
For net realized investment (gains) losses included in net income	(101)	(97.2)	16.4
For amortization of the present value of future profits and deferred acquisition costs relared to net realized investment gains (losses) included in net income	5.4	9.3	(3.6)
Cumulative effect of accounting change	0	(9.5)	0
Effect of reclassifying noncredit component of previously recognized impairment losses on fixed maturities, available for sale	0	0	(7.5)
Unrealized gains on investments	824	818.7	2,368.2
Change related to deferred compensation plan	(0.6)	0.5	(0.2)
Other comprehensive income before tax	823.4	819.2	2,368
Income tax related to items of accumulated other comprehensive income	(294.5)	(292.5)	(848.1)
Other comprehensive income, net of tax	528.9	526.7	1,519.9
Comprehensive income	$ 864.6	$ 767.3	$ 1,540.3

BUSINESS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS AND BASIS OF PRESENTATION
BUSINESS AND BASIS OF PRESENTATION

CNO Financial Group, Inc., a Delaware corporation (“CNO”), is a holding company for a group of insurance companies operating throughout the United States that develop, market and administer health insurance, annuity, individual life insurance and other insurance products.  CNO became the successor to Conseco, Inc., an Indiana corporation (our “Predecessor”), in connection with our bankruptcy reorganization which became effective on September 10, 2003 (the “Effective Date”).  The terms “CNO Financial Group, Inc.”, "CNO", the “Company”, “we”, “us”, and “our” as used in these financial statements refer to CNO and its subsidiaries or, when the context requires otherwise, our Predecessor and its subsidiaries.  Such terms, when used to describe insurance business and products, refer to the insurance business and products of CNO's insurance subsidiaries.

We focus on serving the senior and middle-income markets, which we believe are attractive, underserved, high growth markets.  We sell our products through three distribution channels: career agents, independent producers (some of whom sell one or more of our product lines exclusively) and direct marketing.

The Company manages its business through the following operating segments: Bankers Life, Washington National and Colonial Penn, which are defined on the basis of product distribution; Other CNO Business, comprised primarily of products we no longer sell actively; and corporate operations, comprised of holding company activities and certain noninsurance company businesses. Our segments are described below.

•
Bankers Life, which markets and distributes Medicare supplement insurance, interest-sensitive life insurance, traditional life insurance, fixed annuities and long-term care insurance products to the middle-income senior market through a dedicated field force of career agents and sales managers supported by a network of community-based branch offices. The Bankers Life segment includes primarily the business of Bankers Life and Casualty Company (“Bankers Life”). Bankers Life also markets and distributes Medicare Advantage plans primarily through a distribution arrangement with Humana, Inc. (“Humana”) and Medicare Part D prescription drug plans through a distribution and reinsurance arrangement with Coventry Health Care (“Coventry”).

•
Washington National, which markets and distributes supplemental health (including specified disease, accident and hospital indemnity insurance products) and life insurance to middle-income consumers at home and at the worksite. These products are marketed through Performance Matters Associates, Inc., a wholly owned subsidiary, and through independent marketing organizations and insurance agencies, including worksite marketing. The products being marketed are underwritten by Washington National Insurance Company (“Washington National”).

•
Colonial Penn, which markets primarily graded benefit and simplified issue life insurance directly to customers through television advertising, direct mail, the internet and telemarketing. The Colonial Penn segment includes primarily the business of Colonial Penn Life Insurance Company (“Colonial Penn”).

•
Other CNO Business, which consists of blocks of interest-sensitive life insurance, traditional life insurance, annuities, long-term care insurance and other supplemental health products. These blocks of business are not being actively marketed and were primarily issued or acquired by Conseco Life Insurance Company (“Conseco Life”) and Washington National.

We prepare our financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

The accompanying financial statements include the accounts of the Company and its subsidiaries. Our consolidated financial statements exclude the results of material transactions between us and our consolidated affiliates, or among our consolidated affiliates.

When we prepare financial statements in conformity with GAAP, we are required to make estimates and assumptions that significantly affect reported amounts of various assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting periods.  For example, we use significant estimates and assumptions to calculate values for deferred acquisition costs, the present value of future profits, investments (including derivatives), assets and liabilities related to income taxes, liabilities for insurance products and liabilities related to litigation and guaranty fund assessment accruals.  If our future experience differs from these estimates and assumptions, our financial statements would be materially affected.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments

We classify our fixed maturity securities into one of three categories: (i) “available for sale” (which we carry at estimated fair value with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholders’ equity); (ii) “trading” (which we carry at estimated fair value with changes in such value recognized as net investment income (classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios)); or (iii) “held to maturity” (which we carry at amortized cost).  We had no fixed maturity securities classified as held to maturity during the periods presented in these financial statements.

Equity securities include investments in common stock and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholders' equity. When declines in value considered to be other than temporary occur, we reduce the amortized cost to estimated fair value and recognize a loss in the statement of operations.

Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Payment terms specified for mortgage loans may include a prepayment penalty for unscheduled payoff of the investment. Prepayment penalties are recognized as investment income when received.

Policy loans are stated at current unpaid principal balances.

Trading securities include: (i) investments purchased with the intent of selling in the near term to generate income on price changes; and (ii) investments supporting insurance liabilities (including investments backing the market strategies of our multibucket annuity products) and certain reinsurance agreements. The change in fair value of these securities is recognized in income from policyholder and reinsurer accounts and other special-purpose portfolios (a component of net investment income). Investment income from trading securities backing insurance liabilities and certain reinsurance agreements is substantially offset by the change in insurance policy benefits related to certain products and agreements.  Prior to June 30, 2011, certain of our trading securities were held to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products.  During the second quarter of 2011, we sold this trading portfolio and invested the proceeds in higher yielding investments. See the section of this note entitled “Accounting for Derivatives” for further discussion regarding these embedded derivatives.  Our trading securities totaled $91.6 million and $372.6 million at December 31, 2011 and 2010, respectively.

Other invested assets include: (i) certain call options purchased in an effort to offset or hedge the effects of certain policyholder benefits related to our fixed index annuity and life insurance products; (ii) Company-owned life insurance ("COLI"); and (iii) certain non-traditional investments. We carry the call options at estimated fair value as further described in the section of this note entitled “Accounting for Derivatives”. We carry COLI at its cash surrender value which approximates its net realizable value. Non-traditional investments include investments in certain limited partnerships, which are accounted for using the equity method; promissory notes, which are accounted for using the cost method; and investments in certain hedge funds that are carried at estimated fair value.

We defer any fees received or costs incurred when we originate investments. We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments without anticipation of prepayments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

When we sell a security (other than trading securities), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as a realized investment gain or loss.

We regularly evaluate our investments for possible impairment as further described in the note to the consolidated financial statements entitled “Investments”.

When a security defaults (including mortgage loans) or securities (other than structured securities) are other-than-temporarily impaired, our policy is to discontinue the accrual of interest and eliminate all previous interest accruals, if we determine that such amounts will not be ultimately realized in full.

Cash and Cash Equivalents

Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

Deferred Acquisition Costs

Deferred acquisition costs are discussed under the caption "Recently Issued Accounting Standards - Accounting Standard Adopted on a Retrospective Basis".

Present Value of Future Profits

The value assigned to the right to receive future cash flows from policyholder insurance contracts existing at the Effective Date is referred to as the present value of future profits.  The discount rate we used to determine the present value of future profits was 12 percent. We also defer renewal commissions paid in excess of ultimate commission levels related to the existing policies in this account.  The balance of this account is amortized and evaluated for recovery in the same manner as described above for deferred acquisition costs.  We also adjust the present value of future profits for the change in amortization that would have been recorded if the fixed maturity securities, available for sale, had been sold at their stated aggregate fair value and the proceeds reinvested at current yields, similar to the manner described above for deferred acquisition costs.  We limit the total adjustment related to the impact of unrealized losses to the total present value of future profits plus interest.

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of CNO. We report separate account assets at fair value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the separate account assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

For universal life and investment contracts that do not involve significant mortality or morbidity risk, the amounts collected from policyholders are considered deposits and are not included in revenue. Revenues for these contracts consist of charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances. Such revenues are recognized when the service or coverage is provided, or when the policy is surrendered.

We establish liabilities for investment and universal life products equal to the accumulated policy account values, which include an accumulation of deposit payments plus credited interest, less withdrawals and the amounts assessed against the policyholder through the end of the period. Sales inducements provided to the policyholders of these products are recognized as liabilities over the period that the contract must remain in force to qualify for the inducement. The options attributed to the policyholder related to our fixed index annuity products are accounted for as embedded derivatives as described in the section of this note entitled “Accounting for Derivatives”.

Traditional life and the majority of our accident and health products (including long-term care, Medicare supplement and supplemental health products) are long duration insurance contracts. Premiums on these products are recognized as revenues when due from the policyholders.

We also have a small block of short duration accident and health products. Premiums on these products are recognized as revenue over the premium coverage period.

We establish liabilities for traditional life, accident and health insurance, and life contingent payment annuity products using mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. We establish liabilities for accident and health insurance products using morbidity tables based on the Company's actual or expected experience. These reserves are computed at amounts that, with additions from estimated future premiums received and with interest on such reserves at estimated future rates, are expected to be sufficient to meet our obligations under the terms of the policy. Liabilities for future policy benefits are computed on a net-level premium method based upon assumptions as to future claim costs, investment yields, mortality, morbidity, withdrawals, policy dividends and maintenance expenses determined when the policies were issued (or with respect to policies inforce at August 31, 2003, the Company's best estimate of such assumptions on the Effective Date). We make an additional provision to allow for potential adverse deviation for some of our assumptions. Once established, assumptions on these products are generally not changed unless a premium deficiency exists. In that case, a premium deficiency reserve is recognized and the future pattern of reserve changes is modified to reflect the relationship of premiums to benefits based on the current best estimate of future claim costs, investment yields, mortality, morbidity, withdrawals, policy dividends and maintenance expenses, determined without an additional provision for potential adverse deviation.

We establish claim reserves based on our estimate of the loss to be incurred on reported claims plus estimates of incurred but unreported claims based on our past experience.

Accounting for Long-term Care Premium Rate Increases

Many of our long-term care policies have been subject to premium rate increases. In some cases, these premium rate increases were materially consistent with the assumptions we used to value the particular block of business at the Effective Date. With respect to certain premium rate increases, some of our policyholders were provided an option to cease paying their premiums and receive a non-forfeiture option in the form of a paid-up policy with limited benefits. In addition, our policyholders could choose to reduce their coverage amounts and premiums in the same proportion, when permitted by our contracts or as required by regulators. The following describes how we account for these policyholder options:

•
Premium rate increases - If premium rate increases reflect a change in our previous rate increase assumptions, the new assumptions are not reflected prospectively in our reserves. Instead, the additional premium revenue resulting from the rate increase is recognized as earned and original assumptions continue to be used to determine changes to liabilities for insurance products unless a premium deficiency exists.

•
Benefit reductions - A policyholder may choose reduced coverage with a proportionate reduction in premium, when permitted by our contracts. This option does not require additional underwriting. Benefit reductions are treated as a partial lapse of coverage, and the balance of our reserves and deferred insurance acquisition costs is reduced in proportion to the reduced coverage.

•
Non-forfeiture benefits offered in conjunction with a rate increase - In some cases, non-forfeiture benefits are offered to policyholders who wish to lapse their policies at the time of a significant rate increase. In these cases, exercise of this option is treated as an extinguishment of the original contract and issuance of a new contract. The balance of our reserves and deferred insurance acquisition costs are released, and a reserve for the new contract is established.

•
Florida Order - In 2004, the Florida Office of Insurance Regulation issued an order regarding home health care business in Florida in our Other CNO Business segment. The order required a choice of three alternatives to be offered to holders of home health care policies in Florida subject to premium rate increases as follows:

•	retention of their current policy with a rate increase of 50 percent in the first year and actuarially justified increases in subsequent years;

•	receipt of a replacement policy with reduced benefits and a rate increase in the first year of 25 percent and no more than 15 percent in subsequent years; or

•	receipt of a paid-up policy, allowing the holder to file future claims up to 100 percent of the amount of premiums paid since the inception of the policy.

Reserves for all three groups of policies under the order were prospectively adjusted using a prospective revision methodology, as these alternatives were required by the Florida Office of Insurance Regulation. These policies had no insurance acquisition costs established at the Effective Date.

Some of our policyholders may receive a non-forfeiture benefit if they cease paying their premiums pursuant to their original contract (or pursuant to changes made to their original contract as a result of a litigation settlement made prior to the Effective Date or an order issued by the Florida Office of Insurance Regulation). In these cases, exercise of this option is treated as the exercise of a policy benefit, and the reserve for premium paying benefits is reduced, and the reserve for the non-forfeiture benefit is adjusted to reflect the election of this benefit.

Accounting for Marketing and Reinsurance Agreements with Coventry

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 provided for the introduction of a prescription drug benefit (“PDP”). In order to offer this product to our current and potential future policyholders without investing in management and infrastructure, we entered into a national distribution agreement with Coventry to use our career and independent agents to distribute Coventry's prescription drug plan, Advantra Rx. We receive a fee based on the premiums collected on plans sold through our distribution channels. In addition, CNO has a quota-share reinsurance agreement with Coventry for CNO enrollees that provides CNO with 50 percent of net premiums and related policy benefits subject to a risk corridor. The Part D program was effective January 1, 2006.

The following describes how we account for and report our PDP business:

Our accounting for the national distribution agreement

•
For contracts sold prior to 2009, we recognize distribution and licensing fee income from Coventry based upon negotiated percentages of collected premiums on the underlying Medicare Part D contracts. For contracts sold in 2009 and thereafter, we recognize distribution income based on a fixed fee per PDP contract. This fee income is recognized over the calendar year term as premiums are collected.

•
We also pay commissions to our agents who sell the plans on behalf of Coventry. These payments are deferred and amortized over the remaining term of the initial enrollment period (the one-year life of the initial policy).

Our accounting for the quota-share agreement

•	We recognize premium revenue evenly over the period of the underlying Medicare Part D contracts.

•	We recognize policyholder benefits and ceding commission expense as incurred.

•	We recognize risk-share premium adjustments consistent with Coventry's risk-share agreement with the Centers for Medicare and Medicaid Services.

Reinsurance

In the normal course of business, we seek to limit our loss exposure on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.8 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. In each case, the ceding CNO subsidiary is directly liable for claims reinsured in the event the assuming company is unable to pay.

The cost of reinsurance on life and health coverages is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $238.1 million, $258.6 million and $179.4 million in 2011, 2010 and 2009, respectively.  We deduct this cost from insurance policy income.  Reinsurance recoveries netted against insurance policy benefits totaled $204.9 million, $471.6 million and $477.2 million in 2011, 2010 and 2009, respectively.

From time-to-time, we assume insurance from other companies.  Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize deferred acquisition costs described above.  Reinsurance premiums assumed totaled $80.4 million, $92.6 million and $475.5 million in 2011, 2010 and 2009, respectively.  Reinsurance premiums included amounts assumed pursuant to marketing and quota-share agreements with Coventry of $58.1 million, $67.2 million and $444.3 million in 2011, 2010 and 2009, respectively.

See the section of this note entitled “Accounting for Derivatives” for a discussion of the derivative embedded in the payable related to certain modified coinsurance agreements.

In September 2009, we completed a transaction under which Washington National and Conseco Insurance Company coinsured, with an effective date of January 1, 2009, about 104,000 non-core life insurance policies with Wilton Reassurance Company (“Wilton Re”). In the transaction, Wilton Re paid a ceding commission of $55.8 million and coinsures and administers 100 percent of these policies. The CNO insurance companies transferred to Wilton Re $401.6 million in cash and policy loans and $457.4 million of policy and other reserves. Most of the policies involved in the transaction were issued by companies prior to their acquisition by CNO. We recorded a deferred gain of approximately $26 million in 2009 which is being recognized over the remaining life of the block of insurance policies coinsured with Wilton Re. We also increased our deferred tax valuation allowance by $20 million in 2009 as a result of reassessing the recovery of our deferred tax assets upon completion of the transaction.

In November 2009, we entered into a transaction under which Bankers Life coinsured, with an effective date of October 1, 2009, about 234,000 life insurance policies with Wilton Re. In the transaction, Wilton Re paid a ceding commission of $44 million and is 50 percent coinsuring these policies, which continue to be administered by Bankers Life. In the transaction, Bankers Life transferred to Wilton Re $73 million in investment securities and policy loans and $117 million of policy and other reserves. As a result of the transaction, we recorded an increase to our deferred tax valuation allowance of $18 million in 2009, as a result of reassessing the recovery of our deferred tax assets upon completion of the transaction. We also recorded a deferred gain of approximately $10 million in 2009, which, in accordance with GAAP, is being amortized over the life of the block.

Income Taxes

Our income tax expense includes deferred income taxes arising from temporary differences between the financial reporting and tax bases of assets and liabilities, capital loss carryforwards and net operating loss carryforwards (“NOLs”). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which temporary differences are expected to be recovered or paid. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in earnings in the period when the changes are enacted.

A reduction of the net carrying amount of deferred tax assets by establishing a valuation allowance is required if, based on the available evidence, it is more likely than not that such assets will not be realized. In assessing the need for a valuation allowance, all available evidence, both positive and negative, shall be considered to determine whether, based on the weight of that evidence, a valuation allowance for deferred tax assets is needed. This assessment requires significant judgment and considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of carryforward periods, our experience with operating loss and tax credit carryforwards expiring unused, and tax planning strategies. We evaluate the need to establish a valuation allowance for our deferred income tax assets on an ongoing basis. The realization of our deferred income tax assets depends upon generating sufficient future taxable income during the periods in which our temporary differences become deductible and before our capital loss carryforwards and NOLs expire.

At December 31, 2011, our valuation allowance for our net deferred tax assets was $938.4 million, as we have determined that it is more likely than not that a portion of our deferred tax assets will not be realized. This determination was made by evaluating each component of the deferred tax asset and assessing the effects of limitations and/or interpretations on the value of such component to be fully recognized in the future.

Investments in Variable Interest Entities

Effective January 1, 2010, the Company adopted authoritative guidance that requires an entity to perform a qualitative analysis to determine whether a primary beneficiary interest is held in a variable interest entity (a “VIE”).  The guidance also requires ongoing reassessments to determine whether a primary beneficiary interest is held.  Based on our assessment, we concluded that we were the primary beneficiary with respect to certain VIEs, which are consolidated in our financial statements.  The following is a description of our significant investments in VIEs.

All of the VIEs are collateralized loan trusts that were established to issue securities and use the proceeds to principally invest in corporate loans and other permitted investments.  The assets held by the trusts are legally isolated and not available to the Company.  The liabilities of the VIEs are expected to be satisfied from the cash flows generated by the underlying loans, not from the assets of the Company.  Repayment of the remaining principal balance of the borrowings of the VIEs is based on available cash flows from the assets.  The Company has no further commitments to the VIEs.

The investment portfolios held by the VIEs are primarily comprised of corporate fixed maturity securities which are almost entirely rated as below-investment grade securities. Refer to the note to the consolidated financial statements entitled "Investments in Variable Interest Entities" for additional information about VIEs.

Investment Borrowings

Three of the Company’s insurance subsidiaries (Conseco Life, Washington National and Bankers Life) are members of the Federal Home Loan Bank (“FHLB”).  As members of the FHLB, Conseco Life, Washington National and Bankers Life have the ability to borrow on a collateralized basis from the FHLB.  Conseco Life, Washington National and Bankers Life are required to hold certain minimum amounts of FHLB common stock as a condition of membership in the FHLB, and additional amounts based on the amount of the borrowings.  At December 31, 2011, the carrying value of the FHLB common stock was $82.5 million.  As of December 31, 2011, collateralized borrowings from the FHLB totaled $1.7 billion and the proceeds were used to purchase fixed maturity securities.  The borrowings are classified as investment borrowings in the accompanying consolidated balance sheet.  The borrowings are collateralized by investments with an estimated fair value of $2.1 billion at December 31, 2011, which are maintained in a custodial account for the benefit of the FHLB.  Such investments are classified as fixed maturities, available for sale, in our consolidated balance sheet.  Interest expense of $25.7 million, $20.8 million and $20.3 million in 2011, 2010 and 2009, respectively, was recognized related to the borrowings.

The following summarizes the terms of the borrowings (dollars in millions):

Amount	Maturity	Interest rate at
borrowed	date	December 31, 2011
$100.0	October 2013	Variable rate – 0.624%
100.0	November 2013	Variable rate – 0.533%
67.0	February 2014	Fixed rate – 1.830%
50.0	August 2014	Variable rate – 0.583%
100.0	September 2015	Variable rate – 0.725%
150.0	October 2015	Variable rate – 0.628%
100.0	November 2015	Fixed rate – 4.890%
146.0	November 2015	Fixed rate – 5.300%
100.0	December 2015	Fixed rate – 4.710%
100.0	June 2016	Variable rate – 0.734%
75.0	June 2016	Variable rate – 0.739%
75.0	August 2016	Variable rate – 0.710%
100.0	October 2016	Variable rate – 0.761%
50.0	November 2016	Variable rate – 0.797%
50.0	November 2016	Variable rate – 0.764%
100.0	June 2017	Variable rate – 0.791%
50.0	August 2017	Variable rate – 0.653%
100.0	October 2017	Variable rate – 0.833%
37.0	November 2017	Fixed rate – 3.750%
$1,650.0

The variable rate borrowings are pre-payable on each interest reset date without penalty.  The fixed rate borrowings are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  At December 31, 2011, the aggregate fee to prepay all fixed rate borrowings was $59.2 million.

In 2011, as part of our investment strategy, we entered into repurchase agreements to increase our investment return. We account for these transactions as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Such borrowings totaled $24.8 million at December 31, 2011. The borrowings mature as follows: $20.8 million - within 30 days; and $4.0 million - between 30 and 90 days. These borrowings were collateralized by investment securities (primarily collateralized mortgage obligations) with fair values approximately equal to the loan value. The primary risks associated with short-term collateralized borrowings are: (i) a substantial decline in the market value of the margined security could occur; and (ii) that a counterparty may be unable to perform under the terms of the contract or be unwilling to extend such financing in future periods especially if the liquidity or value of the margined security has declined. Exposure is limited to the excess of the net replacement cost of the related securities.

At December 31, 2011, investment borrowings consisted of:  (i) collateralized borrowings from the FHLB of $1.7 billion; (ii) repurchase agreements of $24.8 million; and (iii) other borrowings of $1.7 million.

At December 31, 2010, investment borrowings consisted of:  (i) collateralized borrowings from the FHLB of $1.2 billion; and (ii) other borrowings of $4.1 million.

Accounting for Derivatives

Our fixed index annuity products provide a guaranteed minimum rate of return and a higher potential return that is based on a percentage (the “participation rate”) of the amount of increase in the value of a particular index, such as the Standard & Poor’s 500 Index, over a specified period.  Typically, on each policy anniversary date, a new index period begins.  We are generally able to change the participation rate at the beginning of each index period during a policy year, subject to contractual minimums.  We typically buy call options (including call spreads) referenced to the applicable indices in an effort to offset or hedge potential increases to policyholder benefits resulting from increases in the particular index to which the policy’s return is linked.  We reflect changes in the estimated fair value of these options in net investment income (classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios).  Net investment gains (losses) related to fixed index products were $(21.2) million, $28.2 million and $50.7 million in 2011, 2010 and 2009, respectively. These amounts were substantially offset by a corresponding change to insurance policy benefits.  The estimated fair value of these options was $37.9 million and $89.4 million at December 31, 2011 and 2010, respectively.  We classify these instruments as other invested assets.

The Company accounts for the options attributed to the policyholder for the estimated life of the annuity contract as embedded derivatives.  The expected future cost of options on fixed index annuity products is used to determine the value of embedded derivatives.  The Company purchases options to hedge liabilities for the next policy year on each policy anniversary date and must estimate the fair value of the forward embedded options related to the policies.  These accounting requirements often create volatility in the earnings from these products.  We record the changes in the fair values of the embedded derivatives in current earnings as a component of insurance policy benefits.  The fair value of these derivatives, which are classified as “liabilities for interest-sensitive products”, was $666.3 million and $553.6 million at December 31, 2011 and 2010, respectively. Prior to June 30, 2011, we maintained a specific block of investments in our trading securities account (which we carried at estimated fair value with changes in such value recognized as investment income from policyholder and reinsurer accounts and other special-purpose portfolios) to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products.  During the second quarter of 2011, we sold this trading portfolio, which resulted in $20.4 million of decreased earnings since the volatility caused by the accounting requirements to record embedded options at fair value were no longer being offset.

If the counterparties for the call options we hold fail to meet their obligations, we may have to recognize a loss.  We limit our exposure to such a loss by diversifying among several counterparties believed to be strong and creditworthy.  At December 31, 2011, substantially all of our counterparties were rated “BBB+” or higher by Standard & Poor’s Corporation (“S&P”).

Certain of our reinsurance payable balances contain embedded derivatives.  Such derivatives had an estimated fair value of $3.5 million and $(.4) million at December 31, 2011 and 2010, respectively.  We record the change in the fair value of these derivatives as a component of investment income (classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios).  We maintain the investments related to these agreements in our trading securities account, which we carry at estimated fair value with changes in such value recognized as investment income (also classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios).  The change in value of these trading securities offsets the change in value of the embedded derivatives.

Multibucket Annuity Product

The Company's multibucket annuity is an annuity product that credits interest based on the experience of a particular market strategy. Policyholders allocate their annuity premium payments to several different market strategies based on different asset classes within the Company's investment portfolio. Interest is credited to this product based on the market return of the given strategy, less management fees, and funds may be moved between different strategies. The Company guarantees a minimum return of premium plus approximately 3 percent per annum over the life of the contract. The investments backing the market strategies of these products are designated by the Company as trading securities. The change in the fair value of these securities is recognized as investment income (classified as income from policyholder and reinsurer accounts and other special-purpose portfolios), which is substantially offset by the change in insurance policy benefits for these products. We hold insurance liabilities of $52.6 million and $63.7 million related to multibucket annuity products as of December 31, 2011 and 2010, respectively.

Fair Value Measurements

Definition of Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and, therefore, represents an exit price, not an entry price.  We hold fixed maturities, equity securities, trading securities, investments held by VIEs, derivatives, separate account assets and embedded derivatives, which are carried at fair value.

The degree of judgment utilized in measuring the fair value of financial instruments is largely dependent on the level to which pricing is based on observable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information.  Financial instruments with readily available active quoted prices would be considered to have fair values based on the highest level of observable inputs, and little judgment would be utilized in measuring fair value.  Financial instruments that rarely trade would often have fair value based on a lower level of observable inputs, and more judgment would be utilized in measuring fair value.

Valuation Hierarchy

There is a three-level hierarchy for valuing assets or liabilities at fair value based on whether inputs are observable or unobservable.

•
Level 1 – includes assets and liabilities valued using inputs that are unadjusted quoted prices in active markets for identical assets or liabilities.  Our Level 1 assets include exchange traded securities.

•
Level 2 – includes assets and liabilities valued using inputs that are quoted prices for similar assets in an active market, quoted prices for identical or similar assets in a market that is not active, observable inputs, or observable inputs that can be corroborated by market data.  Level 2 assets and liabilities include those financial instruments that are valued by independent pricing services using models or other valuation methodologies.  These models are primarily industry-standard models that consider various inputs such as interest rate, credit spread, reported trades, broker/dealer quotes, issuer spreads and other inputs that are observable or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace.  Financial instruments in this category primarily include:  certain public and privately placed corporate fixed maturity securities; certain government or agency securities; certain mortgage and asset-backed securities; and non-exchange-traded derivatives such as call options to hedge liabilities related to our fixed index annuity products.

•
Level 3 – includes assets and liabilities valued using unobservable inputs that are used in model-based valuations that contain management assumptions.  Level 3 assets and liabilities include those financial instruments whose fair value is estimated based on non-binding broker prices or internally developed models or methodologies utilizing significant inputs not based on, or corroborated by, readily available market information.  Financial instruments in this category include certain corporate securities (primarily certain below-investment grade privately placed securities), certain mortgage and asset-backed securities, and other less liquid securities.  Additionally, the Company’s liabilities for embedded derivatives (including embedded derivatives related to our fixed index annuity products and to a modified coinsurance arrangement) are classified in Level 3 since their values include significant unobservable inputs including actuarial assumptions.

At each reporting date, we classify assets and liabilities into the three input levels based on the lowest level of input that is significant to the measurement of fair value for each asset and liability reported at fair value.  This classification is impacted by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and overall market conditions.  Our assessment of the significance of a particular input to the fair value measurement and the ultimate classification of each asset and liability requires judgment.

The vast majority of our fixed maturity securities and separate account assets use Level 2 inputs for the determination of fair value.  These fair values are obtained primarily from independent pricing services, which use Level 2 inputs for the determination of fair value.  Substantially all of our Level 2 fixed maturity securities and separate account assets were valued from independent pricing services.  Third party pricing services normally derive the security prices through recently reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information.  If there are no recently reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed and discounted at an estimated risk-adjusted market rate.  The number of prices obtained for a given security is dependent on the Company’s analysis of such prices as further described below.

For securities that are not priced by pricing services and may not be reliably priced using pricing models, we obtain broker quotes.  These broker quotes are non-binding and represent an exit price, but assumptions used to establish the fair value may not be observable and therefore represent Level 3 inputs.  Approximately 50 percent and 2 percent of our Level 3 fixed maturity securities were valued using broker quotes or independent pricing services, respectively.  The remaining Level 3 fixed maturity investments do not have readily determinable market prices and/or observable inputs.  For these securities, we use internally developed valuations.  Key assumptions used to determine fair value for these securities may include risk-free rates, risk premiums, performance of underlying collateral and other factors involving significant assumptions which may not be reflective of an active market.  For certain investments, we use a matrix or model process to develop a security price where future cash flow expectations are developed and discounted at an estimated market rate.  The pricing matrix utilizes a spread level to determine the market price for a security.  The credit spread generally incorporates the issuer’s credit rating and other factors relating to the issuer’s industry and the security’s maturity.  In some instances issuer-specific spread adjustments, which can be positive or negative, are made based upon internal analysis of security specifics such as liquidity, deal size, and time to maturity.

Privately placed securities are classified as Level 3 when their valuation is based on internal valuation models which rely on significant inputs that are not observable in the market.  Our model applies spreads above the risk-free rate which are determined based on comparison to securities with similar ratings, maturities and industries that are rated by independent third party rating agencies.  Our process also considers the ratings assigned by the National Association of Insurance Commissioners (the “NAIC”) to the Level 3 securities on an annual basis.  Each quarter, a review is performed to determine the reasonableness of the initial valuations from the model.  If an initial valuation appears unreasonable based on our knowledge of a security and current market conditions, we make appropriate adjustments to our valuation inputs.  In the second quarter of 2011, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the valuations from our pricing model were consistent with market observable data for most investment grade privately placed securities. As a result, the Company reclassified certain investment grade privately placed securities from Level 3 to Level 2. Below-investment grade privately placed securities, which are valued using significant inputs that are not observable in the market, remain classified as Level 3. The remaining securities classified as Level 3 are primarily valued based on internally developed models using estimated future cash flows.  We recognized other-than-temporary impairments on securities classified as Level 3 investments of $14.3 million during 2011. Privately placed securities comprise approximately 9 percent of our available for sale fixed maturities, classified as Level 3.

As the Company is responsible for the determination of fair value, we perform monthly quantitative and qualitative analysis on the prices received from third parties to determine whether the prices are reasonable estimates of fair value.  The Company’s analysis includes:  (i) a review of the methodology used by third party pricing services; (ii) where available, a comparison of multiple pricing services’ valuations for the same security; (iii) a review of month to month price fluctuations; (iv) a review to ensure valuations are not unreasonably stale; and (v) back testing to compare actual purchase and sale transactions with valuations received from third parties.  As a result of such procedures, the Company may conclude the prices received from third parties are not reflective of current market conditions.  In those instances, we may request additional pricing quotes or apply internally developed valuations.  However, the number of instances is insignificant and the aggregate change in value of such investments is not materially different from the original prices received.

The categorization of the fair value measurements of our investments priced by independent pricing services was based upon the Company’s judgment of the inputs or methodologies used by the independent pricing services to value different asset classes.  Such inputs include:  benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers and reference data.  The Company categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, is determined based on the consideration of several inputs including closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; market interest rates; and non-performance risk.  For certain embedded derivatives, we may use actuarial assumptions in the determination of fair value.

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2011 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$15,576.3		$296.2		$15,872.5
United States Treasury securities and obligations of United States government corporations and agencies	—	303.8		1.6		305.4
States and political subdivisions	—	1,952.3		2.1		1,954.4
Debt securities issued by foreign governments	—	1.4		—		1.4
Asset-backed securities	—	1,334.3		79.7		1,414.0
Collateralized debt obligations	—	—		327.3		327.3
Commercial mortgage-backed securities	—	1,415.7		17.3		1,433.0
Mortgage pass-through securities	—	29.8		2.2		32.0
Collateralized mortgage obligations	—	2,051.2		124.8		2,176.0
Total fixed maturities, available for sale	—	22,664.8		851.2		23,516.0
Equity securities	17.9	—		157.2		175.1
Trading securities:
Corporate securities	—	64.6		3.0		67.6
United States Treasury securities and obligations of United States government corporations and agencies	—	4.9		—		4.9
States and political subdivisions	—	15.6		—		15.6
Asset-backed securities	—	.1		—		.1
Commercial mortgage-backed securities	—	—		.4		.4
Mortgage pass-through securities	—	.2		—		.2
Collateralized mortgage obligations	—	.7		—		.7
Equity securities	.7	—		1.4		2.1
Total trading securities	.7	86.1		4.8		91.6
Investments held by variable interest entities	—	496.3		—		496.3
Other invested assets	—	141.6	(a)	18.3		159.9
Assets held in separate accounts	—	15.0		—		15.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		669.8	(b)	669.8
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $666.3 million of embedded derivatives associated with our fixed index annuity products and $3.5 million of embedded derivatives associated with a modified coinsurance agreement.

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2010 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$11,835.3		$1,925.1		$13,760.4
United States Treasury securities and obligations of United States government corporations and agencies	10.0	280.9		2.0		292.9
States and political subdivisions	—	1,749.8		2.5		1,752.3
Debt securities issued by foreign governments	—	.9		—		.9
Asset-backed securities	—	1,081.1		182.3		1,263.4
Collateralized debt obligations	—	—		256.5		256.5
Commercial mortgage-backed securities	—	1,363.7		—		1,363.7
Mortgage pass-through securities	27.8	—		3.5		31.3
Collateralized mortgage obligations	—	1,715.4		197.1		1,912.5
Total fixed maturities, available for sale	37.8	18,027.1		2,569.0		20,633.9
Equity securities	—	37.5		30.6		68.1
Trading securities:
Corporate securities	—	47.5		2.9		50.4
United States Treasury securities and obligations of United States government corporations and agencies	—	293.8		—		293.8
States and political subdivisions	—	16.1		—		16.1
Asset-backed securities	—	.6		—		.6
Commercial mortgage-backed securities	—	5.2		—		5.2
Mortgage pass-through securities	—	.3		—		.3
Collateralized mortgage obligations	—	1.2		.4		1.6
Equity securities	3.2	—		1.4		4.6
Total trading securities	3.2	364.7		4.7		372.6
Investments held by variable interest entities	—	414.2		6.7		420.9
Other invested assets	—	192.0	(a)	—		192.0
Assets held in separate accounts	—	17.5		—		17.5
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		553.2	(b)	553.2
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $553.6 million of embedded derivatives associated with our fixed index annuity products and $(.4) million of embedded derivatives associated with a modified coinsurance agreement.

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for year ended December 31, 2011 (dollars in millions):

	December 31, 2011
	Beginning balance as of December 31, 2010	Purchases, sales, issuances and settlements, net (c)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a) (b)	Ending balance as of December 31, 2011	Amount of total gains (losses) for the year ended December 31, 2011 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$1,925.1	$(292.3)	$(17.0)	$16.0	$43.3	$(1,378.9)	$296.2	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.0	(.1)	—	(.3)	—	—	1.6	—
States and political subdivisions	2.5	—	—	.1	2.0	(2.5)	2.1	—
Asset-backed securities	182.3	(4.1)	—	4.8	39.4	(142.7)	79.7	—
Collateralized debt obligations	256.5	69.4	1.5	(.1)	—	—	327.3	—
Commercial mortgage-backed securities	—	—	—	.2	17.1	—	17.3	—
Mortgage pass-through securities	3.5	(1.3)	—	—	—	—	2.2	—
Collateralized mortgage obligations	197.1	28.4	(2.1)	3.7	3.9	(106.2)	124.8	—
Total fixed maturities, available for sale	2,569.0	(200.0)	(17.6)	24.4	105.7	(1,630.3)	851.2	—
Equity securities	30.6	94.0	(4.0)	(.9)	37.5	—	157.2	—
Trading securities:
Corporate securities	2.9	—	.1	—	—	—	3.0	.1
Collateralized mortgage obligations	.4	(.5)	.1	—	.4	—	.4	.1
Equity securities	1.4	—	—	—	—	—	1.4	—
Total trading securities	4.7	(.5)	.2	—	.4	—	4.8	.2
Investments held by variable interest entities:
Corporate securities	6.7	(7.9)	1.5	(.3)	—	—	—	—
Other invested assets	—	25.0	(6.7)	—	—	—	18.3	(6.7)
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(553.2)	(62.5)	(54.1)	—	—	—	(669.8)	(54.1)

____________

(a)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

(b)	Transfers out of Level 3 are primarily related to our re-evaluation of the observability of pricing inputs related to investment grade privately placed securities.

(c)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities, purchases and settlements of derivative instruments, and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2011 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$5.8	$(298.1)	$—	$—	$(292.3)
United States Treasury securities and obligations of United States government corporations and agencies	—	(.1)	—	—	(.1)
Asset-backed securities	.2	(4.3)	—	—	(4.1)
Collateralized debt obligations	182.2	(112.8)	—	—	69.4
Mortgage pass-through securities	—	(1.3)	—	—	(1.3)
Collateralized mortgage obligations	63.6	(35.2)	—	—	28.4
Total fixed maturities, available for sale	251.8	(451.8)	—	—	(200.0)
Equity securities	99.2	(5.2)	—	—	94.0
Trading securities:
Collateralized mortgage obligations	—	(.5)	—	—	(.5)
Investments held by variable interest entities:
Corporate securities	—	(7.9)	—	—	(7.9)
Other invested assets	25.0	—	—	—	25.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(119.8)	54.5	(34.6)	37.4	(62.5)
The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2010 (dollars in millions):

	December 31, 2010
	Beginning balance as of December 31, 2009	Cumulative effect of accounting change (a)	Purchases, sales, issuances and settlements, net	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in other comprehensive income (loss)	Transfers into Level 3 (b)	Transfers out of Level 3 (b)	Ending balance as of December 31, 2010	Amount of total gains (losses) for the year ended December 31, 2010 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$2,103.7	$(5.9)	$112.3	$(72.8)	$64.1	$9.6	$(285.9)	$1,925.1	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.2	—	(.1)	—	(.1)	—	—	2.0	—
States and political subdivisions	1.8	—	—	—	.4	2.1	(1.8)	2.5	—
Asset-backed securities	168.1	—	24.2	(11.2)	24.2	10.0	(33.0)	182.3	—
Collateralized debt obligations	92.8	(5.7)	160.2	(.3)	9.5	—	—	256.5	—
Commercial mortgage-backed securities	13.7	—	—	—	—	—	(13.7)	—	—
Mortgage pass-through securities	4.2	—	(.7)	—	—	—	—	3.5	—
Collateralized mortgage obligations	11.4	—	174.8	(.8)	5.5	17.3	(11.1)	197.1	—
Total fixed maturities, available for sale	2,397.9	(11.6)	470.7	(85.1)	103.6	39.0	(345.5)	2,569.0	—
Equity securities	30.9	—	.1	—	(.4)	—	—	30.6	—
Trading securities:
Corporate securities	2.4	—	—	.5	—	—	—	2.9	.5
Collateralized mortgage obligations	—	—	—	.1	—	.3	—	.4	.1
Equity securities	1.3	—	—	.1	—	—	—	1.4	.1
Total trading securities	3.7	—	—	.7	—	.3	—	4.7	.7
Investments held by variable interest entities:
Corporate securities	—	6.9	(1.0)	—	.8	—	—	6.7	—
Securities lending collateral:
Corporate securities	13.7	—	(13.7)	—	—	—	—	—	—
Asset-backed securities	22.9	—	(20.9)	—	—	—	(2.0)	—	—
Total securities lending collateral	36.6	—	(34.6)	—	—	—	(2.0)	—	—
Other invested assets	2.4	(2.4)	—	—	—	—	—	—	—
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(496.0)	—	(20.0)	(37.2)	—	—	—	(553.2)	(37.2)
__________

(a)
Amounts represent adjustments to investments related to a VIE that was required to be consolidated effective January 1, 2010, as well as the reclassification of investments of a VIE which was consolidated at December 31, 2009.

(b)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

At December 31, 2011, 86 percent of our Level 3 fixed maturities, available for sale, were investment grade and 35 percent of our Level 3 fixed maturities, available for sale, consisted of corporate securities.

Realized and unrealized investment gains and losses presented in the preceding tables represent gains and losses during the time the applicable financial instruments were classified as Level 3.

Realized and unrealized gains (losses) on Level 3 assets are primarily reported in either net investment income for policyholder and reinsurer accounts and other special-purpose portfolios, net realized investment gains (losses) or insurance policy benefits within the consolidated statement of operations or accumulated other comprehensive income within shareholders’ equity based on the appropriate accounting treatment for the instrument.

We review the fair value hierarchy classifications each reporting period.  Transfers in and/or out of Level 3 in 2011 and 2010 include transfers due to changes in the observability of the valuation attributes resulting in a reclassification of certain financial assets or liabilities. In addition, in the second quarter of 2011, we re-evaluated the observability of pricing inputs related to investment grade privately placed securities. As a result, we reclassified certain investment grade privately placed securities from Level 3 to Level 2.  Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.  There were no significant transfers between Level 1 and Level 2 in 2011 or 2010.

The amount presented for gains (losses) included in our net income for assets and liabilities still held as of the reporting date primarily represents impairments for fixed maturities, available for sale, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivative instruments included in liabilities for insurance products that exist as of the reporting date.

We use the following methods and assumptions to determine the estimated fair values of other financial instruments:

Cash and cash equivalents.  The carrying amount for these instruments approximates their estimated fair value.

Mortgage loans and policy loans.  We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers of similar credit quality.  We aggregate loans with similar characteristics in our calculations.  The fair value of policy loans approximates their carrying value.

Other invested assets.  We use quoted market prices, where available.  When quotes are not available, we estimate the fair value based on discounted future expected cash flows or independent transactions which establish a value for our investment.  Investments in limited partnerships are accounted for under the equity method which approximates estimated fair value.

Insurance liabilities for interest-sensitive products.  We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

Investment borrowings, notes payable and borrowings related to variable interest entities.  For publicly traded debt, we use current fair values.  For other notes, we use discounted cash flow analyses based on our current incremental borrowing rates for similar types of borrowing arrangements.

The estimated fair values of our financial instruments at December 31, 2011 and 2010, were as follows (dollars in millions):

	2011		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Fixed maturities, available for sale	$23,516.0	$23,516.0	$20,633.9	$20,633.9
Equity securities	175.1	175.1	68.1	68.1
Mortgage loans	1,602.8	1,735.4	1,761.2	1,762.6
Policy loans	279.7	279.7	284.4	284.4
Trading securities	91.6	91.6	372.6	372.6
Investments held by variable interest entities	496.3	496.3	420.9	420.9
Other invested assets	202.8	202.8	240.9	240.9
Cash and cash equivalents	510.4	510.4	598.7	598.7
Financial liabilities:
Insurance liabilities for interest-sensitive products (a)	$13,165.5	$13,165.5	$13,194.7	$13,194.7
Investment borrowings	1,676.5	1,735.7	1,204.1	1,265.3
Borrowings related to variable interest entities	519.9	485.1	386.9	345.1
Notes payable – direct corporate obligations	857.9	978.3	998.5	1,166.4
____________________

(a)
The estimated fair value of insurance liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2011 and 2010.  This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year.

Sales Inducements

Certain of our annuity products offer sales inducements to contract holders in the form of enhanced crediting rates or bonus payments in the initial period of the contract.  Certain of our life insurance products offer persistency bonuses credited to the contract holders balance after the policy has been outstanding for a specified period of time.  These enhanced rates and persistency bonuses are considered sales inducements in accordance with GAAP.  Such amounts are deferred and amortized in the same manner as deferred acquisition costs.  Sales inducements deferred totaled $11.5 million, $20.0 million and $28.4 million in 2011, 2010 and 2009, respectively.  Amounts amortized totaled $28.7 million, $31.2 million and $30.2 million in 2011, 2010 and 2009, respectively.  The unamortized balance of deferred sales inducements was $149.2 million and $166.4 million at December 31, 2011 and 2010, respectively.  The balance of insurance liabilities for persistency bonus benefits was $50.0 million and $85.3 million at December 31, 2011 and 2010, respectively.

Out-of-Period Adjustments

We recorded the net effect of out-of-period adjustments which increased our insurance policy benefits by $9.7 million, decreased tax expense by $3.4 million and decreased our net income by $6.3 million (or two cents per diluted share) in 2011. We evaluated these errors taking into account both qualitative and quantitative factors and considered the impact of the errors in relation to 2011, as well as the materiality to the periods in which they originated. The impact of correcting these errors in prior years was not significant to any individual period. Management believes these errors are immaterial to the consolidated financial statements.

Recently Issued Accounting Standards

Pending Accounting Standards

In May 2011, the FASB issued authoritative guidance which clarifies or updates requirements for measuring fair value and for disclosing information about fair value measurements. The guidance clarifies: (i) the application of the highest and best use and valuation premise concepts; (ii) measuring the fair value of an instrument classified in a reporting entity's shareholders' equity; and (iii) disclosure of quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The guidance changes certain requirements for measuring fair value or disclosing information about fair value measurements including: (i) measuring the fair value of financial instruments that are managed within a portfolio; (ii) application of premiums and discounts in a fair value measurement; and (iii) additional disclosures about fair value measurements. Such additional disclosures include a description of the valuation process used for measuring Level 3 instruments and the sensitivity of the Level 3 fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs, if any. The guidance is effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The adoption of this guidance is not expected to have a material impact on our financial condition, operating results or cash flows.

Accounting Standard Adopted on a Retrospective Basis

In October 2010, the Financial Accounting Standards Board ("FASB") issued authoritative guidance that modified the definition of the types of costs incurred by insurance entities that could be capitalized in the acquisition of new and renewal contracts.  The guidance impacts the timing of GAAP reported financial results, but has no impact on cash flows, statutory financial results or the ultimate profitability of the business.

The guidance specifies that an insurance entity shall only capitalize incremental direct costs related to the successful acquisition of new or renewal insurance contracts.  The guidance also states that advertising costs should be included in deferred acquisition costs only if the capitalization criteria in the direct-response advertising guidance is met.  The guidance was effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011, and was adopted by the Company on January 1, 2012. As permitted by the guidance, we elected to apply the provisions on a retrospective basis. The guidance reduced the balance of deferred acquisition costs, its amortization and the amount of costs capitalized. We are able to defer most commission payments, plus other costs directly related to the production of new business. The change did not impact the balance of the present value of future profits. Therefore, in contrast to the reduction in amortization of deferred acquisition costs, there was no change in the amortization of the present value of future profits.

The adoption of ASU 2010-26 has been reflected in the accompanying updated financial statements. The revision of the financial statements affected prior period information as follows (dollars in millions, except per share amounts):

	December 31, 2011
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Deferred acquisition costs	$1,418.1	$(621.0)	$797.1
Income tax assets, net	630.5	234.9	865.4
Other assets	316.9	(24.7)	292.2
Total assets	33,332.7	(410.8)	32,921.9

Other liabilities	548.3	8.0	556.3
Total liabilities	28,300.1	8.0	28,308.1

Accumulated other comprehensive income	625.5	156.1	781.6
Retained earnings (accumulated deficit)	42.8	(574.9)	(532.1)
Total shareholders' equity	5,032.6	(418.8)	4,613.8
Total liabilities and shareholders' equity	33,332.7	(410.8)	32,921.9

	December 31, 2010
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Deferred acquisition costs	$1,764.2	$(764.6)	$999.6
Income tax assets, net	839.4	287.6	1,127.0
Other assets	305.1	(27.7)	277.4
Total assets	31,899.6	(504.7)	31,394.9

Other liabilities	496.3	9.0	505.3
Total liabilities	27,574.3	9.0	27,583.3

Accumulated other comprehensive income	238.3	14.4	252.7
Retained earnings (accumulated deficit)	(339.7)	(528.1)	(867.8)
Total shareholders' equity	4,325.3	(513.7)	3,811.6
Total liabilities and shareholders' equity	31,899.6	(504.7)	31,394.9

	Year ended
	December 31, 2011
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$432.4	$(135.0)	$297.4
Other operating costs and expenses	496.5	208.0	704.5
Total benefits and expenses	3,745.4	73.0	3,818.4
Income before income taxes	379.2	(73.0)	306.2
Tax expense on period income	139.7	(26.2)	113.5
Net income	382.5	(46.8)	335.7

Earnings per common share:
Basic:
Net income	$1.54	$(.19)	$1.35
Diluted:
Net income	1.31	(.16)	1.15

	Year ended
	December 31, 2010
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$443.8	$(118.8)	$325.0
Other operating costs and expenses	502.9	187.4	690.3
Total benefits and expenses	3,790.4	68.6	3,859.0
Income before income taxes	293.5	(68.6)	224.9
Tax expense on period income	103.9	(24.6)	79.3
Net income	284.6	(44.0)	240.6

Earnings per common share:
Basic:
Net income	$1.13	$(.17)	$.96
Diluted:
Net income	.99	(.15)	.84

	Year ended
	December 31, 2009
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$432.7	$(87.4)	$345.3
Other operating costs and expenses	528.3	189.2	717.5
Total benefits and expenses	4,167.8	101.8	4,269.6
Income before income taxes	173.6	(101.8)	71.8
Tax expense on period income	60.1	(36.5)	23.6
Net income	85.7	(65.3)	20.4

Earnings per common share:
Basic:
Net income	$.45	$(.34)	$.11
Diluted:
Net income	.45	(.34)	.11

	Year ended
	December 31, 2011
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(428.7)	$212.0	$(216.7)
Other operating costs	(472.3)	(212.0)	(684.3)
Net cash used by operating activities	774.8	—	774.8

	Year ended
	December 31, 2010
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(418.2)	$193.0	$(225.2)
Other operating costs	(444.8)	(193.0)	(637.8)
Net cash used by operating activities	734.0	—	734.0

	Year ended
	December 31, 2009
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(407.5)	$190.4	$(217.1)
Other operating costs	(495.8)	(190.4)	(686.2)
Net cash used by operating activities	611.7	—	611.7

Deferred acquisition costs represent incremental direct costs related to the successful acquisition of new or renewal insurance contracts. For universal life or investment products, we amortize these costs in relation to the estimated gross profits using the interest rate credited to the underlying policies. For other products, we amortize these costs in relation to future anticipated premium revenue using the projected investment earnings rate.

When we realize a gain or loss on investments backing our universal life or investment-type products, we adjust the amortization to reflect the change in estimated gross profits from the products due to the gain or loss realized and the effect on future investment yields. We also adjust deferred acquisition costs for the change in amortization that would have been recorded if our fixed maturity securities, available for sale, had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. We limit the total adjustment related to the impact of unrealized losses to the total of costs capitalized plus interest related to insurance policies issued in a particular year. We include the impact of this adjustment in accumulated other comprehensive income (loss) within shareholders' equity.

We regularly evaluate the recoverability of the unamortized balance of the deferred acquisition costs. We consider estimated future gross profits or future premiums, expected mortality or morbidity, interest earned and credited rates, persistency and expenses in determining whether the balance is recoverable. If we determine a portion of the unamortized balance is not recoverable, it is charged to amortization expense. In certain cases, the unamortized balance of the deferred acquisition costs may not be deficient in the aggregate, but our estimates of future earnings indicate that profits would be recognized in early periods and losses in later periods. In this case, we increase the amortization of the deferred acquisition costs over the period of profits, by an amount necessary to offset losses that are expected to be recognized in the later years.

The retrospective adoption of ASU 2010-26 impacted the following footnotes in these consolidated financial statements: Footnote 2 - Summary of Significant Accounting Policies; Footnote 5 - Income Taxes; Footnote 9 - Shareholders' Equity; Footnote 10 - Other Operating Statement Data; Footnote 11 - Consolidated Statement of Cash Flows; Footnote 13 - Business Segments; and Footnote 14 - Quarterly Financial Data (Unaudited).

Adopted Accounting Standards

In June 2011, the FASB issued authoritative guidance to increase the prominence of items reported in other comprehensive income by eliminating the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity. Such guidance requires that all non-owner changes in shareholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. The guidance was applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The adoption of this guidance resulted in a change in the presentation of our financial statements but did not have any impact on our financial condition, operating results or cash flows. In December 2011, the FASB issued authoritative guidance to defer the requirement to present reclassification adjustments out of accumulated other comprehensive income to net income on the face of the financial statements. All other aspects of the original guidance are still effective.

In March 2010, the FASB issued authoritative guidance clarifying the scope exception for embedded credit derivatives and when those features would be bifurcated from the host contract. Under the new guidance, only embedded credit derivative features that are in the form of subordination of one financial instrument to another would not be subject to the bifurcation requirements. Accordingly, entities will be required to bifurcate any embedded credit derivative features that no longer qualify under the amended scope exception, or, for certain investments, an entity can elect the fair value option and record the entire investment at fair value. This guidance was effective for fiscal quarters beginning after June 15, 2010. The adoption of this guidance did not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued authoritative guidance which requires additional disclosures related to purchases, sales, issuances and settlements in the rollforward of Level 3 fair value measurements.  This guidance was effective for reporting periods beginning after December 15, 2010.  The adoption of this guidance did not have a material impact on our consolidated financial statements.

In January 2010, the FASB issued authoritative guidance which requires new disclosures and clarifies existing disclosure requirements related to fair value. An entity is also required to disclose significant transfers in and out of Levels 1 and 2 of the fair value hierarchy. In addition, the guidance amends the fair value disclosure requirement for pension and postretirement benefit plan assets to require this disclosure at the investment class level. The guidance was effective for interim and annual reporting periods beginning after December 15, 2009. Such disclosures are included in the note to the consolidated financial statements entitled “Fair Value Measurements”. The adoption of this guidance did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance that is intended to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets. The guidance must be applied as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. The guidance must be applied to transfers occurring on or after the effective date. The adoption of this guidance did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance that requires an entity to perform a qualitative analysis to determine whether a primary beneficiary interest is held in a VIE. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb either losses or gains that could be significant to the VIE. The guidance also requires ongoing reassessments to determine whether a primary beneficiary interest is held and additional disclosures, including the financial statement effects of the entity's involvement with VIEs. The guidance is effective as of the beginning of each reporting entity's first annual reporting period that began after November 15, 2009, for interim periods within that first annual reporting period, and for interim and annual reporting periods thereafter. The impact of adoption of this guidance was as follows (dollars in millions):

	January 1, 2010
	Amounts prior to effect of adoption of authoritative guidance	Effect of adoption of authoritative guidance	As adjusted

Total investments	$21,530.2	$247.6	$21,777.8

Cash and cash equivalents held by variable interest entities	3.4	3.8	7.2
Accrued investment income	309.0	.9	309.9
Income tax assets, net	1,400.4	8.6	1,409.0
Other assets	278.8	14.2	293.0
Total assets	29,860.4	275.1	30,135.5

Other liabilities	620.8	8.8	629.6
Borrowings related to variable interest entities	229.1	282.2	511.3
Total liabilities	26,821.8	291.0	27,112.8

Accumulated other comprehensive income (loss)	(274.0)	(6.2)	(280.2)
Accumulated deficit	(1,098.7)	(9.7)	(1,108.4)
Total shareholders' equity	3,038.6	(15.9)	3,022.7

Total liabilities and shareholders' equity	29,860.4	275.1	30,135.5

On April 9, 2009, the FASB issued authoritative guidance regarding the recognition and presentation of an other-than-temporary impairment and required additional disclosures.  The recognition provision within this guidance applies only to fixed maturity investments that are subject to the other-than-temporary impairments.  If an entity intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, the security is other-than-temporarily impaired and the full amount of the impairment is recognized as a loss through earnings.  Otherwise, losses on securities which are other-than-temporarily impaired are separated into:  (i) the portion of loss which represents the credit loss; and (ii) the portion which is due to other factors.  The credit loss portion is recognized as a loss through earnings while the loss due to other factors is recognized in accumulated other comprehensive income (loss), net of taxes and related amortization. The guidance requires a cumulative effect adjustment to accumulated deficit and a corresponding adjustment to accumulated other comprehensive income (loss) to reclassify the non-credit portion of previously other-than-temporarily impaired securities which were held at the beginning of the period of adoption and for which we do not intend to sell and it is more likely than not that we will not be required to sell such securities before recovery of the amortized cost basis.  We adopted the guidance effective January 1, 2009.  The cumulative effect of adopting this guidance was a $4.9 million net decrease to accumulated deficit and a corresponding increase to accumulated other comprehensive income (loss).

On April 9, 2009, the FASB issued authoritative guidance which provided additional guidance on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate.  The guidance also discusses circumstances that may indicate a transaction is not orderly.  The guidance re-emphasizes that fair value continues to be the exit price in an orderly market.  Further, this guidance requires additional disclosures about fair value measurement in annual and interim reporting periods.  The guidance is effective for interim and annual reporting periods ending after June 15, 2009 with early adoption permitted.  We adopted the guidance effective for the period ending March 31, 2009, and this guidance did not have a material effect on our consolidated financial statements.

On April 9, 2009, the FASB issued authoritative guidance which requires that the fair value of financial instruments be disclosed in an entity's financial statements in both interim and annual periods.  The guidance also requires disclosure of methods and assumptions used to estimate fair values.  The guidance is effective for interim reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009.  We adopted the guidance for the quarter ended June 30, 2009, which did not have a material effect on our consolidated balance sheet or statement of operations.

In May 2008, the FASB issued authoritative guidance that specifies that issuers of convertible debt instruments that may be settled in cash upon conversion (including partial cash settlement) should separately account for the liability and equity components in a manner that will reflect the entity's nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods.  The guidance is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years.  The guidance was applied retrospectively to all periods presented unless instruments were not outstanding during any period included in the financial statements.  In October 2009, the Company reissued its financial statements as December 31, 2008 and 2007, and for the three years ended December 31, 2008, to reflect the adoption of this authoritative guidance on a retrospective basis. The adoption of the guidance affected the accounting for our 3.5% Convertible Debentures due September 30, 2035 (the “3.5% Debentures”).  Upon adoption of the guidance, the effective interest rate on our 3.5% Debentures increased to 7.4 percent, which resulted in the recognition of a $45.0 million discount to these notes with the offsetting after tax amount recorded to paid-in capital.  Such discount is amortized as interest expense over the remaining life of the 3.5% Debentures.

Interest expense related to the 3.5% Debentures includes the following for the year ended December 31, 2009 (dollars in millions):

2009

Contractual interest expense	$9.4
Amortization of discount	9.4
Amortization of debt issue costs	1.1
Total interest expense	$19.9

In January 2009, the FASB issued authoritative guidance which amended certain impairment guidance by removing the exclusive reliance upon market participant assumptions about future cash flows when evaluating the impairment of certain securities. The guidance permits the use of reasonable management judgment of the probability that the holder will be unable to collect all amounts due.  The guidance is effective prospectively for interim and annual reporting periods ending after December 15, 2008.  The Company adopted the guidance on December 31, 2008 and the adoption did not have a material effect on our consolidated financial statements.

INVESTMENTS	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS

At December 31, 2011, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$13,414.9	$1,513.4	$(86.4)	$14,841.9	$—
United States Treasury securities and obligations of United States government corporations and agencies	298.0	7.4	—	305.4	—
States and political subdivisions	1,778.7	189.3	(13.6)	1,954.4	—
Debt securities issued by foreign governments	1.3	.1	—	1.4	—
Asset-backed securities	1,227.2	43.3	(30.9)	1,239.6	—
Collateralized debt obligations	323.1	1.1	(4.4)	319.8	—
Commercial mortgage-backed securities	1,351.0	89.9	(7.9)	1,433.0	—
Mortgage pass-through securities	30.5	1.6	(.1)	32.0	—
Collateralized mortgage obligations	1,314.8	77.8	(4.0)	1,388.6	(.3)
Total investment grade fixed maturities, available for sale	19,739.5	1,923.9	(147.3)	21,516.1	(.3)
Below-investment grade (a):
Corporate securities	1,055.5	25.6	(50.5)	1,030.6	—
Asset-backed securities	178.0	2.2	(5.8)	174.4	—
Collateralized debt obligations	9.4	—	(1.9)	7.5	—
Collateralized mortgage obligations	796.7	8.1	(17.4)	787.4	(11.5)
Total below-investment grade fixed maturities, available for sale	2,039.6	35.9	(75.6)	1,999.9	(11.5)
Total fixed maturities, available for sale	$21,779.1	$1,959.8	$(222.9)	$23,516.0	$(11.8)
Equity securities	$177.0	$1.2	$(3.1)	$175.1
_______________

(a)
Investment ratings – Investment ratings are assigned the second lowest rating by a nationally recognized statistical rating organization (Moody's Investor Services, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”)), or if not rated by such firms, the rating assigned by the NAIC.  NAIC designations of “1” or “2” include fixed maturities generally rated investment grade (rated “Baa3” or higher by Moody’s or rated “BBB-” or higher by S&P and Fitch).  NAIC designations of “3” through “6” are referred to as below-investment grade (which generally are rated “Ba1” or lower by Moody’s or rated “BB+” or lower by S&P and Fitch).  References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.

The NAIC evaluates the fixed maturity investments of insurers for regulatory and capital assessment purposes and assigns securities to one of six credit quality categories called NAIC designations, which are used by insurers when preparing their annual statements based on statutory accounting principles. The NAIC designations are generally similar to the credit quality designations of the Nationally Recognized Statistical Rating Organizations (“NRSROs”) for marketable fixed maturity securities, except for certain structured securities as described below. The following summarizes the NAIC designations and NRSRO equivalent ratings:

NAIC Designation	NRSRO Equivalent Rating
1	AAA/AA/A
2	BBB
3	BB
4	B
5	CCC and lower
6	In or near default

The NAIC adopted revised rating methodologies for non-agency residential mortgage-backed securities that became effective December 31, 2009 and for commercial mortgage-backed traded securities and all other asset-backed securities that became effective December 31, 2010. The NAIC's objective with the revised ratings was to increase the accuracy in assessing potential losses, and to use the improved assessment to determine a more appropriate capital requirement for such structured securities. Accordingly, certain structured securities rated NAIC 1 and NAIC 2 could be assigned below investment grade ratings by the NRSROs.

A summary of our fixed maturity securities, available for sale, by NAIC designations (or for fixed maturity securities held by non-regulated entities, based on NRSRO ratings) as of December 31, 2011 is as follows (dollars in millions):

NAIC designation	Amortized cost	Estimated fair value	Percentage of total estimated fair value
1	$10,617.4	$11,504.2	48.9%
2	9,982.9	10,855.4	46.2
3	877.2	861.3	3.6
4	279.3	277.2	1.2
5	21.9	17.4	.1
6.4		.5	—
	$21,779.1	$23,516.0	100.0%

At December 31, 2010, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade:
Corporate securities	$12,032.9	$623.4	$(108.8)	$12,547.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	299.1	5.6	(11.8)	292.9	—
States and political subdivisions	1,836.1	8.6	(95.6)	1,749.1	—
Debt securities issued by foreign governments	.8	.1	—	.9	—
Asset-backed securities	1,204.0	31.7	(28.5)	1,207.2	—
Collateralized debt obligations	238.7	3.4	(1.1)	241.0	—
Commercial mortgage-backed securities	1,292.8	76.4	(9.0)	1,360.2	(.1)
Mortgage pass-through securities	29.5	1.8	—	31.3	—
Collateralized mortgage obligations	1,416.7	25.7	(30.1)	1,412.3	(1.6)
Total investment grade fixed maturities, available for sale	18,350.6	776.7	(284.9)	18,842.4	(1.7)
Below-investment grade:
Corporate securities	1,227.3	24.4	(38.8)	1,212.9	—
States and political subdivisions	4.7	—	(1.5)	3.2	—
Asset-backed securities	57.5	1.5	(2.8)	56.2	—
Collateralized debt obligations	14.3	1.2	—	15.5	—
Commercial mortgage-backed securities	7.0	—	(3.5)	3.5	—
Collateralized mortgage obligations	494.4	11.2	(5.4)	500.2	(21.7)
Total below-investment grade fixed maturities, available for sale	1,805.2	38.3	(52.0)	1,791.5	(21.7)
Total fixed maturities, available for sale	$20,155.8	$815.0	$(336.9)	$20,633.9	$(23.4)
Equity securities	$68.2	$.8	$(.9)	$68.1

Accumulated other comprehensive income is primarily comprised of the net effect of unrealized appreciation (depreciation) on our investments.  These amounts, included in shareholders’ equity as of December 31, 2011 and 2010, were as follows (dollars in millions):

	2011	2010
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$(4.4)	$(4.4)
Net unrealized gains on all other investments	1,733.2	476.5
Adjustment to present value of future profits (a)	(214.8)	(17.6)
Adjustment to deferred acquisition costs	(289.3)	(53.8)
Unrecognized net loss related to deferred compensation plan	(8.3)	(7.7)
Deferred income tax liabilities	(434.8)	(140.3)
Accumulated other comprehensive income	$781.6	$252.7
_________

(a)	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003 (the date our Predecessor emerged from bankruptcy).

At December 31, 2011, adjustments to the present value of future profits, deferred acquisition costs and deferred income tax assets included $(182.0) million, $(89.0) million and $97.6 million, respectively, for premium deficiencies that would exist on certain long-term health products if unrealized gains on the assets backing such products had been realized and the proceeds from our sales of such assets were invested at then current yields.

Concentration of Fixed Maturity Securities, Available for Sale

The following table summarizes the carrying values and gross unrealized losses of our fixed maturity securities, available for sale, by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Energy/pipelines	$2,307.6	9.8%	$5.7	2.6%
Collateralized mortgage obligations	2,176.0	9.3	21.4	9.6
Utilities	2,113.0	9.0	1.8	.8
States and political subdivisions	1,954.4	8.3	13.6	6.1
Commercial mortgage-backed securities	1,433.0	6.1	7.9	3.5
Asset-backed securities	1,414.0	6.0	36.7	16.5
Insurance	1,356.2	5.8	15.0	6.8
Healthcare/pharmaceuticals	1,195.8	5.1	2.0	.9
Food/beverage	1,133.4	4.8	1.5	.7
Real estate/REITs	898.8	3.8	3.2	1.5
Cable/media	877.9	3.7	10.2	4.6
Banks	752.8	3.2	46.5	20.9
Capital goods	693.6	2.9	2.6	1.2
Transportation	543.8	2.3	.6	.3
Telecom	498.4	2.1	17.3	7.7
Aerospace/defense	449.5	1.9	.1	—
Building materials	388.7	1.7	13.8	6.2
Chemicals	388.6	1.7	—	—
Paper	367.8	1.6	3.6	1.6
Collateralized debt obligations	327.3	1.4	6.3	2.8
Metals and mining	320.3	1.4	2.1	.9
U.S. Treasury and Obligations	305.4	1.3	—	—
Consumer products	291.8	1.2	2.5	1.1
Brokerage	259.8	1.1	6.3	2.8
Technology	257.7	1.1	.3	.1
Other	810.4	3.4	1.9	.8
Total fixed maturities, available for sale	$23,516.0	100.0%	$222.9	100.0%

Below-Investment Grade Securities

At December 31, 2011, the amortized cost of the Company's below-investment grade fixed maturity securities was $2,039.6 million, or 9.4 percent of the Company's fixed maturity portfolio. The estimated fair value of the below-investment grade portfolio was $1,999.9 million, or 98 percent of the amortized cost.

Below-investment grade corporate debt securities have different characteristics than investment grade corporate debt securities.  Based on historical performance, probability of default by the borrower is significantly greater for below-investment grade corporate debt securities and in many cases severity of loss is relatively greater as such securities are generally unsecured and often subordinated to other indebtedness of the issuer.  Also, issuers of below-investment grade corporate debt securities frequently have higher levels of debt relative to investment-grade issuers, hence, all other things being equal, are generally more sensitive to adverse economic conditions.  The Company attempts to reduce the overall risk related to its investment in below-investment grade securities, as in all investments, through careful credit analysis, strict investment policy guidelines, and diversification by issuer and/or guarantor and by industry.

Contractual Maturity

The following table sets forth the amortized cost and estimated fair value of fixed maturities, available for sale, at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties.  In addition, structured securities (such as asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, mortgage pass-through securities and collateralized mortgage obligations, collectively referred to as “structured securities”) frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$123.9	$125.7
Due after one year through five years	1,325.5	1,396.4
Due after five years through ten years	4,586.8	4,911.7
Due after ten years	10,512.2	11,699.9
Subtotal	16,548.4	18,133.7
Structured securities	5,230.7	5,382.3
Total fixed maturities, available for sale	$21,779.1	$23,516.0

Net Investment Income

Net investment income consisted of the following (dollars in millions):

	2011	2010	2009

Fixed maturities	$1,233.8	$1,162.6	$1,083.7
Trading income related to policyholder and reinsurer accounts and other special-purpose portfolios	14.6	43.7	11.1
Equity securities	1.7	.8	1.5
Mortgage loans	111.7	121.7	130.8
Policy loans	17.6	18.2	21.2
Options related to fixed index products:
Option income (loss)	36.5	57.3	(63.0)
Change in value of options	(57.7)	(29.1)	113.7
Other invested assets	14.5	9.1	10.0
Cash and cash equivalents	.4	.5	1.1
Gross investment income	1,373.1	1,384.8	1,310.1
Less investment expenses	19.0	17.9	17.4
Net investment income	$1,354.1	$1,366.9	$1,292.7

The estimated fair value of fixed maturity investments and mortgage loans not accruing investment income totaled $10.0 million and $7.9 million at December 31, 2011 and 2010, respectively.

Net Realized Investment Gains (Losses)

The following table sets forth the net realized investment gains (losses) for the periods indicated (dollars in millions):

	2011	2010	2009
Fixed maturity securities, available for sale:
Realized gains on sale	$183.1	$347.1	$367.9
Realized losses on sale	(59.9)	(147.7)	(233.9)
Impairments:
Total other-than-temporary impairment losses	(19.2)	(94.8)	(337.8)
Other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss)	5.3	(4.7)	188.3
Net impairment losses recognized	(13.9)	(99.5)	(149.5)
Net realized investment gains (losses) from fixed maturities	109.3	99.9	(15.5)
Equity securities	(.2)	.1	—
Commercial mortgage loans	(29.3)	(16.9)	(13.5)
Impairments of mortgage loans and other investments	(20.7)	(50.3)	(45.9)
Other	2.7	(2.6)	14.4
Net realized investment gains (losses)	$61.8	$30.2	$(60.5)

During 2011, we recognized net realized investment gains of $61.8 million, which were comprised of $96.4 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $5.5 billion and $34.6 million of writedowns of investments for other than temporary declines in fair value recognized through net income ($39.9 million, prior to the $5.3 million of impairment losses recognized through accumulated other comprehensive income (loss)).

During 2010, we recognized net realized investment gains of $30.2 million, which were comprised of $180.0 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $8.6 billion and $149.8 million of writedowns of investments for other than temporary declines in fair value recognized through net income ($146.8 million, prior to the $(3.0) million of impairment losses recognized through accumulated other comprehensive income (loss)).

During 2009, we recognized net realized investment losses of $60.5 million, which were comprised of $134.9 million of net gains from the sales of investments (primarily fixed maturities) with proceeds of $10.7 billion and $195.4 million of writedowns of investments for other than temporary declines in fair value recognized through net income ($385.0 million, prior to the $189.6 million of impairment losses recognized through other comprehensive loss).

At December 31, 2011, fixed maturity securities in default or considered nonperforming had both an aggregate amortized cost and a carrying value of $.4 million. We also had mortgage loans with an aggregate carrying value of $9.6 million that were in the process of foreclosure at December 31, 2011.

During 2010, we recorded an impairment charge of $70.6 million on an investment made by our Predecessor in a guaranteed investment contract issued by a Bermuda insurance company. We decided to pursue the early commutation of this investment in exchange for interests in certain underlying invested assets held by the insurance company. Information related to these underlying invested assets obtained in late December 2010 and early 2011 resulted in the recognition of the impairment charge. The guaranteed investment contract was scheduled to mature in December 2029 and had a projected future yield of 1.33 percent (the guaranteed minimum rate) immediately prior to the impairment charge. The estimated fair value of our investment in the guaranteed investment contract was $213 million at December 31, 2010. Also during 2010, other-than-temporary impairments recorded in earnings included: (i) $23.6 million of losses related to mortgage-backed and asset-backed securities, primarily reflecting changes related to the estimated future cash flows of the underlying assets and, for certain securities, changes in our intent to hold the securities; (ii) $40.8 million of losses related to commercial mortgage loans reflecting our concerns regarding the issuers' ability to continue to make contractual payments related to these loans and our estimate of the value of the underlying properties; (iii) $1.6 million related to a home office building which is available for sale; and (iv) $13.2 million of additional losses primarily related to various corporate securities and other invested assets following unforeseen issue-specific events or conditions.

During 2011, we completed the commutation of the investment in the guaranteed investment contract as discussed above pursuant to which we received government agency securities as well as equity interests in certain corporate investments with an aggregate fair value of $197.5 million in exchange for our holdings with a book value of $201.5 million (resulting in a net realized loss of $4.0 million).  During 2011, we recognized impairment charges of $11.5 million on the underlying invested assets.

During 2011, the $34.6 million of other-than-temporary impairments we recorded in earnings included:  (i) $11.5 million on an investment in a guaranteed investment contract as discussed above; (ii) $11.8 million of losses related to certain commercial mortgage loans ; (iii) $4.3 million related to investments held by a VIE as a result of our intent to sell such investments; and (iv) $7.0 million of additional losses following unforeseen issue-specific events or conditions.

During 2011, the $59.9 million of realized losses on sales of $1.0 billion of fixed maturity securities, available for sale, included:  (i) $24.1 million of losses related to the sales of mortgage-backed securities and asset-backed securities; (ii) $13.4 million related to sales of securities issued by states and political subdivisions; (iii) $8.9 million related to the partial commutations of the guaranteed investment contract as discussed above; and (iv) $13.5 million of additional losses primarily related to various corporate securities.  Securities are generally sold at a loss following unforeseen issue-specific events or conditions or shifts in perceived risks.  These reasons include but are not limited to:  (i) changes in the investment environment; (ii) expectation that the fair value could deteriorate further; (iii) desire to reduce our exposure to an asset class, an issuer or an industry; (iv) changes in credit quality; or (v) changes in expected liability cash flows.

During 2010, the $147.7 million of realized losses on sales of $1.4 billion of fixed maturity securities, available for sale, included: (i) $125.4 million of losses related to the sales of mortgage-backed securities and asset-backed securities; and (ii) $22.3 million of additional losses primarily related to various corporate securities. Securities are generally sold at a loss following unforeseen issue-specific events or conditions or shifts in perceived risks. These reasons include but are not limited to: (i) changes in the investment environment; (ii) expectation that the fair value could deteriorate further; (iii) desire to reduce our exposure to an asset class, an issuer or an industry; (iv) changes in credit quality; or (v) changes in expected liability cash flows.

During 2009, the $195.4 million of other-than-temporary impairments we recorded in earnings included: (i) $83.6 million of losses related to mortgage-backed and asset-backed securities, primarily reflecting changes related to the performance of the underlying assets and, for certain securities, changes in our intent regarding continuing to hold the securities; (ii) $40.9 million of losses related to commercial mortgage loans reflecting our concerns regarding the issuers' ability to continue to make contractual payments related to these loans and our estimate of the value of the underlying properties; (iii) $13.8 million of losses related to securities issued by a large commercial lender that recently filed bankruptcy; and (iv) $57.1 million of additional losses primarily related to various corporate securities following unforeseen issue-specific events or conditions and shifts in risks or uncertainty of the issuer.

During 2009, the $233.9 million of realized losses on sales of $1.3 billion of fixed maturity securities, available for sale, included: (i) $178.3 million of losses related to the sales of mortgage-backed securities and asset-backed securities; (ii) $11.3 million of losses related to the sale of securities issued by providers of financial guarantees and mortgage insurance; and (iii) $44.3 million of additional losses primarily related to various corporate securities.

Our fixed maturity investments are generally purchased in the context of a long-term strategy to fund insurance liabilities, so we do not generally seek to generate short-term realized gains through the purchase and sale of such securities.  In certain circumstances, including those in which securities are selling at prices which exceed our view of their underlying economic value, or when it is possible to reinvest the proceeds to better meet our long-term asset-liability objectives, we may sell certain securities.

During the first quarter of 2009, we adopted newly issued authoritative guidance, which changes the recognition and presentation of other-than-temporary impairments.  Refer to the note to the consolidated financial statements entitled “Summary of Significant Accounting Policies - Adopted Accounting Standards” for additional information.  The recognition provisions within this guidance apply only to our fixed maturity investments.

We regularly evaluate all of our investments with unrealized losses for possible impairment.  Our assessment of whether unrealized losses are “other than temporary” requires significant judgment.  Factors considered include:  (i) the extent to which fair value is less than the cost basis; (ii) the length of time that the fair value has been less than cost; (iii) whether the unrealized loss is event driven, credit-driven or a result of changes in market interest rates or risk premium; (iv) the near-term prospects for specific events, developments or circumstances likely to affect the value of the investment; (v) the investment’s rating and whether the investment is investment-grade and/or has been downgraded since its purchase; (vi) whether the issuer is current on all payments in accordance with the contractual terms of the investment and is expected to meet all of its obligations under the terms of the investment; (vii) whether we intend to sell the investment or it is more likely than not that circumstances will require us to sell the investment before recovery occurs; (viii) the underlying current and prospective asset and enterprise values of the issuer and the extent to which the recoverability of the carrying value of our investment may be affected by changes in such values; (ix) projections of, and unfavorable changes in, cash flows on structured securities including mortgage-backed and asset-backed securities; (x) the value of any collateral; and (xi) other objective and subjective factors.

Future events may occur, or additional information may become available, which may necessitate future realized losses of securities in our portfolio.  Significant losses in the estimated fair values of our investments could have a material adverse effect on our consolidated financial statements in future periods.

Impairment losses on equity securities are recognized in net income.  The manner in which impairment losses on fixed maturity securities, available for sale, are recognized in the financial statements is dependent on the facts and circumstances related to the specific security.  If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, the security is other-than-temporarily impaired and the full amount of the impairment is recognized as a loss through earnings.  If we do not expect to recover the amortized cost basis, we do not plan to sell the security, and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, the recognition of the other-than-temporary impairment is bifurcated.  We recognize the credit loss portion in net income and the noncredit loss portion in accumulated other comprehensive income (loss).

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security.  The present value is determined using the best estimate of future cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security.  The methodology and assumptions for establishing the best estimate of future cash flows vary depending on the type of security.

For most structured securities, cash flow estimates are based on bond specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds and structural support, including excess spread, subordination and guarantees.  For corporate bonds, cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or the disposition of assets using bond specific facts and circumstances including timing, secured interest and loss severity.  The previous amortized cost basis less the impairment recognized in net income becomes the security’s new cost basis.  We accrete the new cost basis to the estimated future cash flows over the expected remaining life of the security.

The remaining non-credit impairment, which is recorded in accumulated other comprehensive income (loss), is the difference between the security’s estimated fair value and our best estimate of future cash flows discounted at the effective interest rate prior to impairment.  The remaining non-credit impairment typically represents changes in the market interest rates, current market liquidity and risk premiums.  As of December 31, 2011, other-than-temporary impairments included in accumulated other comprehensive income of $11.8 million (before taxes and related amortization) related to structured securities.

Mortgage loans are impaired when it is probable that we will not collect the contractual principal and interest on the loan. We measure impairment based upon the difference between the carrying value of the loan and the estimated fair value of the collateral securing the loan less cost to sell.

The following table summarizes the amount of credit losses recognized in earnings on fixed maturity securities, available for sale, held at the beginning of the period, for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009 (dollars in millions):

	Year ended
	December 31,
	2011	2010	2009
Credit losses on fixed maturity securities, available for sale, beginning of period	$(6.1)	$(27.2)	$(.6)
Add: credit losses on other-than-temporary impairments not previously recognized	(1.1)	(1.7)	(20.7)
Less: credit losses on securities sold	5.2	33.3	5.4
Less: credit losses on securities impaired due to intent to sell (a)	—	1.9	—
Add: credit losses on previously impaired securities	—	(12.4)	(11.3)
Less: increases in cash flows expected on previously impaired securities	—	—	—
Credit losses on fixed maturity securities, available for sale, end of period	$(2.0)	$(6.1)	$(27.2)
__________

(a)
Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

Investments with Unrealized Losses

The following table sets forth the amortized cost and estimated fair value of those fixed maturities, available for sale, with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.  Structured securities frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$16.7	$16.7
Due after one year through five years	267.2	259.2
Due after five years through ten years	741.4	703.2
Due after ten years	1,158.2	1,053.9
Subtotal	2,183.5	2,033.0
Structured securities	1,807.9	1,735.5
Total	$3,991.4	$3,768.5

The following summarizes the investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis for the period indicated as of December 31, 2011 (dollars in millions):

	Number of issuers	Cost basis	Unrealized loss	Estimated fair value
Less than 6 months	7	$64.7	$(17.5)	$47.2
Greater than or equal to 6 months and less than 12 months	1	14.8	(3.6)	11.2
	8	$79.5	$(21.1)	$58.4

The following table summarizes the gross unrealized losses of our fixed maturity securities, available for sale, by category and ratings category as of December 31, 2011 (dollars in millions):

	Investment grade		Below-investment grade
	AAA/AA/A	BBB	BB	B+ and below	Total gross unrealized losses
Banks	$13.9	$20.7	$11.9	$—	$46.5
Asset-backed securities	13.6	17.3	4.7	1.1	36.7
Collateralized mortgage obligations	3.2	.8	2.2	15.2	21.4
Telecom	—	13.1	1.2	3.0	17.3
Insurance	.8	12.7	1.5	—	15.0
Building materials	—	3.6	9.7	.5	13.8
States and political subdivisions	4.7	8.9	—	—	13.6
Cable/media	—	.4	6.2	3.6	10.2
Commercial mortgage-backed securities	7.2	.7	—	—	7.9
Collateralized debt obligations	4.1	.3	.9	1.0	6.3
Brokerage	5.7	.6	—	—	6.3
Energy/pipelines	—	4.0	1.6	.1	5.7
Paper	—	.1	3.5	—	3.6
Real estate/REITs	.1	1.5	1.6	—	3.2
Capital goods	—	2.1	.5	—	2.6
Consumer products	—	.3	1.9	.3	2.5
Metals and mining	—	1.3	.8	—	2.1
Healthcare/pharmaceuticals	—	1.2	.1	.7	2.0
Utilities	—	1.8	—	—	1.8
Food/beverage	—	1.0	—	.5	1.5
Gaming	—	—	—	.9	.9
Transportation	—	.6	—	—	.6
Technology	—	—	.2	.1	.3
Retail	—	.1	—	—	.1
Autos	—	.1	—	—	.1
Aerospace/defense	—	.1	—	—	.1
Mortgage pass-through securities	.1	—	—	—	.1
Other	—	.6	.1	—	.7
Total fixed maturities, available for sale	$53.4	$93.9	$48.6	$27.0	$222.9

Our investment strategy is to maximize, over a sustained period and within acceptable parameters of quality and risk, investment income and total investment return through active investment management.  Accordingly, we may sell securities at a gain or a loss to enhance the projected total return of the portfolio as market opportunities change, to reflect changing perceptions of risk, or to better match certain characteristics of our investment portfolio with the corresponding characteristics of our insurance liabilities.

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2011 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$9.1	$—	$.2	$—	$9.3	$—
States and political subdivisions	6.9	(.2)	155.4	(13.4)	162.3	(13.6)
Debt securities issued by foreign governments	.5	—	—	—	.5	—
Corporate securities	1,394.7	(57.0)	466.2	(79.9)	1,860.9	(136.9)
Asset-backed securities	437.6	(14.5)	147.5	(22.2)	585.1	(36.7)
Collateralized debt obligations	268.8	(6.3)	1.7	—	270.5	(6.3)
Commercial mortgage-backed securities	168.8	(5.2)	33.0	(2.7)	201.8	(7.9)
Mortgage pass-through securities	1.2	—	2.2	(.1)	3.4	(.1)
Collateralized mortgage obligations	645.0	(20.8)	29.7	(.6)	674.7	(21.4)
Total fixed maturities, available for sale	$2,932.6	$(104.0)	$835.9	$(118.9)	$3,768.5	$(222.9)
Equity securities	$41.6	$(3.0)	$.4	$—	$42.0	$(3.0)

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2010 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$196.9	$(11.8)	$.2	$—	$197.1	$(11.8)
States and political subdivisions	1,188.3	(53.5)	212.1	(43.6)	1,400.4	(97.1)
Corporate securities	2,562.3	(78.3)	712.1	(69.3)	3,274.4	(147.6)
Asset-backed securities	356.5	(6.0)	224.0	(25.3)	580.5	(31.3)
Collateralized debt obligations	117.0	(.9)	5.8	(.2)	122.8	(1.1)
Commercial mortgage-backed securities	15.5	—	111.8	(12.5)	127.3	(12.5)
Mortgage pass-through securities	.3	—	3.4	—	3.7	—
Collateralized mortgage obligations	661.0	(29.1)	112.9	(6.4)	773.9	(35.5)
Total fixed maturities, available for sale	$5,097.8	$(179.6)	$1,382.3	$(157.3)	$6,480.1	$(336.9)
Equity securities	$.4	$—	$6.1	$(.9)	$6.5	$(.9)

Based on management’s current assessment of investments with unrealized losses at December 31, 2011, the Company believes the issuers of the securities will continue to meet their obligations (or with respect to equity-type securities, the investment value will recover to its cost basis).  While we do not have the intent to sell securities with unrealized losses and it is not more likely than not that we will be required to sell securities with unrealized losses prior to their anticipated recovery, our intent on an individual security may change, based upon market or other unforeseen developments.  In such instances, if a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which we had the intent to sell the security before its anticipated recovery.

Structured Securities

At December 31, 2011 fixed maturity investments included structured securities with an estimated fair value of $5.4 billion (or 23 percent of all fixed maturity securities).  The yield characteristics of structured securities differ in some respects from those of traditional corporate fixed-income securities or government securities.  For example, interest and principal payments on structured securities may occur more frequently, often monthly.  In many instances, we are subject to the risk that the amount and timing of principal and interest payments may vary from expectations.  For example, in many cases, partial prepayments may occur at the option of the issuer and prepayment rates are influenced by a number of factors that cannot be predicted with certainty, including:  the relative sensitivity of the underlying assets backing the security to changes in interest rates; a variety of economic, geographic and other factors; the timing and pace of liquidations of defaulted collateral; and various security-specific structural considerations (for example, the repayment priority of a given security in a securitization structure).  In addition, the total amount of payments for non-government structured securities may be affected by changes to cumulative default rates or loss severities of the related collateral.

Historically, the rate of prepayments on structured securities has tended to increase when prevailing interest rates have declined significantly in absolute terms and also relative to the interest rates on the underlying collateral. The yields recognized on structured securities purchased at a discount to par will increase (relative to the stated rate) when the underlying collateral prepays faster than expected. The yields recognized on structured securities purchased at a premium will decrease (relative to the stated rate) when the underlying collateral prepays faster than expected. When interest rates decline, the proceeds from prepayments may be reinvested at lower rates than we were earning on the prepaid securities. When interest rates increase, prepayments may decrease below expected levels. When this occurs, the average maturity and duration of structured securities increases, decreasing the yield on structured securities purchased at discounts and increasing the yield on those purchased at a premium because of a decrease in the annual amortization of premium.

For structured securities included in fixed maturities, available for sale, that were purchased at a discount or premium, we recognize investment income using an effective yield based on anticipated future prepayments and the estimated final maturity of the securities. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For credit sensitive mortgage-backed and asset-backed securities, and for securities that can be prepaid or settled in a way that we would not recover substantially all of our investment, the effective yield is recalculated on a prospective basis. Under this method, the amortized cost basis in the security is not immediately adjusted and a new yield is applied prospectively. For all other structured and asset-backed securities, the effective yield is recalculated when changes in assumptions are made, and reflected in our income on a retrospective basis. Under this method, the amortized cost basis of the investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. Such adjustments were not significant in 2011.

The following table sets forth the par value, amortized cost and estimated fair value of structured securities, summarized by interest rates on the underlying collateral, at December 31, 2011 (dollars in millions):

	Par value	Amortized cost	Estimated fair value
Below 4 percent	$576.0	$529.3	$521.9
4 percent – 5 percent	739.4	722.6	771.1
5 percent – 6 percent	2,678.5	2,592.3	2,675.3
6 percent – 7 percent	1,025.0	986.3	1,005.8
7 percent – 8 percent	201.7	208.1	212.9
8 percent and above	186.9	192.1	195.3
Total structured securities	$5,407.5	$5,230.7	$5,382.3

The amortized cost and estimated fair value of structured securities at December 31, 2011, summarized by type of security, were as follows (dollars in millions):

		Estimated fair value
Type	Amortized cost	Amount	Percent of fixed maturities
Pass-throughs, sequential and equivalent securities	$1,403.9	$1,444.5	6.1%
Planned amortization classes, target amortization classes and accretion-directed bonds	715.7	740.6	3.2
Commercial mortgage-backed securities	1,351.0	1,433.0	6.1
Asset-backed securities	1,405.2	1,414.0	6.0
Collateralized debt obligations	332.5	327.3	1.4
Other	22.4	22.9	.1
Total structured securities	$5,230.7	$5,382.3	22.9%

Pass-throughs, sequentials and equivalent securities have unique prepayment variability characteristics.  Pass-through securities typically return principal to the holders based on cash payments from the underlying mortgage obligations. Sequential securities return principal to tranche holders in a detailed hierarchy.  Planned amortization classes, targeted amortization classes and accretion-directed bonds adhere to fixed schedules of principal payments as long as the underlying mortgage loans experience prepayments within certain estimated ranges.  In most circumstances, changes in prepayment rates are first absorbed by support or companion classes insulating the timing of receipt of cash flows from the consequences of both faster prepayments (average life shortening) and slower prepayments (average life extension).

Commercial mortgage-backed securities are secured by commercial real estate mortgages, generally income producing properties that are managed for profit.  Property types include multi-family dwellings including apartments, retail centers, hotels, restaurants, hospitals, nursing homes, warehouses, and office buildings.  Most commercial mortgage-backed securities have call protection features whereby underlying borrowers may not prepay their mortgages for stated periods of time without incurring prepayment penalties.

Commercial Mortgage Loans

At December 31, 2011, the mortgage loan balance was primarily comprised of commercial loans. Approximately 7 percent, 7 percent, 6 percent, 6 percent, 5 percent and 5 percent of the mortgage loan balance were on properties located in California, Minnesota, Arizona, Florida, Indiana and Maryland, respectively. No other state comprised greater than five percent of the mortgage loan balance. Less than one percent of the commercial mortgage loan balance was noncurrent at December 31, 2011. We had no allowance for losses on mortgage loans at both December 31, 2011 and 2010.

The following table provides the weighted average loan-to-value ratio for our outstanding mortgage loans as of December 31, 2011 (dollars in millions):

Loan-to-value ratio (a)	Carrying value	Estimated fair value
Less than 60%	$626.3	$697.6
60% to 70%	382.5	415.6
70% to 80%	207.2	217.3
80% to 90%	218.9	241.6
Greater than 90%	167.9	163.3
Total	$1,602.8	$1,735.4
________________

(a)
Loan-to-value ratios are calculated as the ratio of:  (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.

Securities Lending

The Company participated in a securities lending program whereby certain fixed maturity securities from our investment portfolio were loaned to third parties via a lending agent for a short period of time. We maintained ownership of the loaned securities. We required collateral equal to 102 percent of the fair value of the loaned securities. The collateral was invested by the lending agent in accordance with our guidelines. The fair value of the loaned securities was monitored on a daily basis with additional collateral obtained as necessary. In the third quarter of 2010, the Company discontinued its securities lending program. Income generated from the program, net of expenses was recorded as net investment income and totaled $.2 million and $1.2 million in 2010 and 2009, respectively.

Other Investment Disclosures

Life insurance companies are required to maintain certain investments on deposit with state regulatory authorities. Such assets had aggregate carrying values of $74.5 million and $77.7 million at December 31, 2011 and 2010, respectively.

The changes in unrealized appreciation (depreciation) included in accumulated other comprehensive income (loss) are net of reclassification adjustments for after-tax net gains (losses) from the sale of investments included in net income (loss) of approximately $38 million, $(114) million and $(385) million for the years ended December 31, 2011, 2010 and 2009, respectively.

CNO had no fixed maturity investments that were in excess of 10 percent of shareholders' equity at December 31, 2011 and 2010.

LIABILITIES FOR INSURANCE PRODUCTS	12 Months Ended
Dec. 31, 2011
Liabilities for Insurance Products [Abstract]
LIABILITIES FOR INSURANCE PRODUCTS
LIABILITIES FOR INSURANCE PRODUCTS

These liabilities consisted of the following (dollars in millions):

	Withdrawal assumption	Mortality assumption	Interest rate assumption	2011	2010

Future policy benefits:
Interest-sensitive products:
Investment contracts	N/A	N/A	(c)	$9,832.9	$9,742.9
Universal life contracts	N/A	N/A	N/A	3,332.6	3,451.8
Total interest-sensitive products				13,165.5	13,194.7
Traditional products:
Traditional life insurance contracts	Company experience	(a)	5%	2,396.2	2,354.3
Limited-payment annuities	Company experience, if applicable	(b)	5%	848.8	873.4
Individual and group accident and health	Company experience	Company experience	6%	7,237.7	7,079.9
Total traditional products				10,482.7	10,307.6
Claims payable and other policyholder funds	N/A	N/A	N/A	1,034.3	968.7
Liabilities related to separate accounts	N/A	N/A	N/A	15.0	17.5
Total				$24,697.5	$24,488.5
____________________

(a)	Principally, modifications of the 1965 ‑ 70 and 1975 - 80 Basic, Select and Ultimate Tables.

(b)	Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

(c)	In 2011 and 2010, all of this liability represented account balances where future benefits are not guaranteed.

The Company establishes reserves for insurance policy benefits based on assumptions as to investment yields, mortality, morbidity, withdrawals, lapses and maintenance expenses. These reserves include amounts for estimated future payment of claims based on actuarial assumptions. The balance is based on the Company's best estimate of the future policyholder benefits to be incurred on this business, given recent and expected future changes in experience.

Changes in the unpaid claims reserve (included in claims payable) and disabled life reserves related to accident and health insurance (included in individual and group accident and health liabilities) were as follows (dollars in millions):

	2011	2010	2009

Balance, beginning of the year	$1,543.7	$1,444.0	$1,341.3
Incurred claims (net of reinsurance) related to:
Current year	1,545.8	1,505.8	1,616.8
Prior years (a)	(41.7)	(15.6)	(32.3)
Total incurred	1,504.1	1,490.2	1,584.5
Interest on claim reserves	78.4	73.4	69.3
Paid claims (net of reinsurance) related to:
Current year	866.5	827.0	910.7
Prior years	626.2	694.1	691.6
Total paid	1,492.7	1,521.1	1,602.3
Net change in balance for reinsurance assumed and ceded	3.8	57.2	51.2
Balance, end of the year	$1,637.3	$1,543.7	$1,444.0
___________

(a)
The reserves and liabilities we establish are necessarily based on estimates, assumptions and prior years' statistics. Such amounts will fluctuate based upon the estimation procedures used to determine the amount of unpaid losses. It is possible that actual claims will exceed our reserves and have a material adverse effect on our results of operations and financial condition.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of income tax expense were as follows (dollars in millions):

	2011	2010	2009
Current tax expense	$11.9	$9.7	$9.3
Deferred tax provision	101.6	69.6	14.3
Income tax expense on period income	113.5	79.3	23.6
Valuation allowance	(143.0)	(95.0)	27.8
Total income tax expense (benefit)	$(29.5)	$(15.7)	$51.4

A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the consolidated statement of operations is as follows:

	2011	2010	2009
U.S. statutory corporate rate	35.0%	35.0%	35.0%
Valuation allowance	(46.7)	(42.2)	38.7
Other nondeductible benefits	.7	(.6)	(3.5)
State taxes	.9	.9	1.4
Provision for tax issues, tax credits and other	.5	(.1)	—
Effective tax rate	(9.6)%	(7.0)%	71.6%

The components of the Company’s income tax assets and liabilities were as follows (dollars in millions):

	2011	2010
Deferred tax assets:
Net federal operating loss carryforwards attributable to:
Life insurance subsidiaries	$583.0	$681.7
Non-life companies	862.2	870.6
Net state operating loss carryforwards	16.8	17.8
Tax credits	32.6	23.4
Capital loss carryforwards	342.3	339.7
Deductible temporary differences:
Investments	—	5.3
Insurance liabilities	744.4	738.9
Other	64.8	76.0
Gross deferred tax assets	2,646.1	2,753.4
Deferred tax liabilities:
Investments	(24.2)	—
Present value of future profits and deferred acquisition costs	(363.7)	(393.9)
Unrealized appreciation on investments	(434.8)	(140.3)
Gross deferred tax liabilities	(822.7)	(534.2)
Net deferred tax assets before valuation allowance	1,823.4	2,219.2
Valuation allowance	(938.4)	(1,081.4)
Net deferred tax assets	885.0	1,137.8
Current income taxes accrued	(19.6)	(10.8)
Income tax assets, net	$865.4	$1,127.0

Our income tax expense includes deferred income taxes arising from temporary differences between the financial reporting and tax bases of assets and liabilities, capital loss carryforwards and NOLs. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which temporary differences are expected to be recovered or paid.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in earnings in the period when the changes are enacted.

A reduction of the net carrying amount of deferred tax assets by establishing a valuation allowance is required if, based on the available evidence, it is more likely than not that such assets will not be realized. In assessing the need for a valuation allowance, all available evidence, both positive and negative, shall be considered to determine whether, based on the weight of that evidence, a valuation allowance for deferred tax assets is needed. This assessment requires significant judgment and considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of carryforward periods, our experience with operating loss and tax credit carryforwards expiring unused, and tax planning strategies. We evaluate the need to establish a valuation allowance for our deferred income tax assets on an ongoing basis. The realization of our deferred income tax assets depends upon generating sufficient future taxable income during the periods in which our temporary differences become deductible and before our capital loss carryforwards and NOLs expire.

Concluding that a valuation allowance is not required is difficult when there has been cumulative losses in recent years. As of September 30, 2011, we were no longer in a three-year cumulative loss position. We had achieved taxable income in each of the last twelve quarters preceding September 30, 2011, and our deferred tax valuation model reflects increased levels of taxable income in the future which will allow us to further utilize our deferred tax assets. Based on our assessment, it appears more likely than not that $866 million of our tax loss carryforwards included in deferred tax assets will be realized through future taxable earnings. Accordingly, we reduced our deferred tax valuation allowance by $143.0 million in the third quarter of 2011. We continue to assess the need for a valuation allowance in the future. If future results are less than those reflected in our model, a valuation allowance may be required to reduce the deferred tax asset, which could have a material impact on our results of operations in the period in which it is recorded.

Our deferred tax valuation model as of December 31, 2011, reflects future taxable income based on a normalized average annual taxable income for the last three years, plus 5% growth for the next five years and no growth thereafter. Taxable income used in the deferred tax valuation model for future periods through 2023 (the year in which significant non-life NOLs expire) includes $3.3 billion of life taxable income and $230 million of non-life taxable income. We have evaluated each component of the deferred tax asset and assessed the effect of limitations and/or interpretations on the value of each component to be fully recognized in the future.

Changes in our valuation allowance are summarized as follows (dollars in millions):

Balance at December 31, 2008	$1,180.7
Increase in 2009	27.8	(a)
Expiration of capital loss carryforwards	(32.1)
Balance at December 31, 2009	1,176.4
Decrease in 2010	(95.0)	(b)
Balance at December 31, 2010	1,081.4
Decrease in 2011	(143.0)	(c)
Balance at December 31, 2011	$938.4
____________________

(a)
The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.

(b)
The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.

(c)
The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.

Recovery of our deferred tax assets is dependent on achieving the future taxable income used in our deferred tax valuation model and failure to do so would result in an increase in the valuation allowance in a future period.  Any future increase in the valuation allowance may result in additional income tax expense and reduce shareholders’ equity, and such an increase could have a significant impact upon our earnings in the future.  In addition, the use of the Company’s NOLs is dependent, in part, on whether the Internal Revenue Service (the “IRS”) takes an adverse position in the future regarding the tax position we have taken in our tax returns with respect to the allocation of cancellation of indebtedness income ("CODI")resulting from the bankruptcy of our Predecessor and the classification of the loss we recognized as a result of the transfer (the “Transfer”) of the stock of Senior Health Insurance Company of Pennsylvania (“Senior Health”) to Senior Health Care Oversight Trust, an independent trust (the “Independent Trust”) (as further described below).

The Internal Revenue Code (the “Code”) limits the extent to which losses realized by a non-life entity (or entities) may offset income from a life insurance company (or companies) to the lesser of:  (i) 35 percent of the income of the life insurance company; or (ii) 35 percent of the total loss of the non-life entities (including NOLs of the non-life entities).  There is no similar limitation on the extent to which losses realized by a life insurance entity (or entities) may offset income from a non-life entity (or entities).

Section 382 of the Code imposes limitations on a corporation’s ability to use its NOLs when the company undergoes an ownership change.  Future transactions and the timing of such transactions could cause an ownership change for Section 382 income tax purposes.  Such transactions may include, but are not limited to, additional repurchases or issuances of common stock (including upon conversion of our outstanding 7.0% Convertible Senior Debentures due 2016 (the “7.0% Debentures”)), or acquisitions or sales of shares of CNO stock by certain holders of our shares, including persons who have held, currently hold or may accumulate in the future five percent or more of our outstanding common stock for their own account.  Many of these transactions are beyond our control.  If an additional ownership change were to occur for purposes of Section 382, we would be required to calculate an annual restriction on the use of our NOLs to offset future taxable income.  The annual restriction would be calculated based upon the value of CNO’s equity at the time of such ownership change, multiplied by a federal long-term tax exempt rate (3.55 percent at December 31, 2011), and the annual restriction could effectively eliminate our ability to use a substantial portion of our NOLs to offset future taxable income.  We regularly monitor ownership change (as calculated for purposes of Section 382) and, as of December 31, 2011, we were below the 50 percent ownership change level that would trigger further impairment of our ability to utilize our NOLs.

On January 20, 2009, the Company's Board of Directors adopted a Section 382 Rights Agreement designed to protect shareholder value by preserving the value of our tax assets primarily associated with tax NOLs under Section 382. The Section 382 Rights Agreement was adopted to reduce the likelihood of this occurring by deterring the acquisition of stock that would create “5 percent shareholders” as defined in Section 382. On December 6, 2011, the Company's Board of Directors amended the Section 382 Rights Agreement to, among other things, (i) extend the final expiration date of the Amended Rights Agreement to December 6, 2014, (ii) update the purchase price of the rights described below, (iii) provide for a new series of preferred stock relating to the rights that is substantially identical to the prior series of preferred stock, (iv) provide for a 4.99% percent ownership threshold relating to any Company 382 Securities (as defined below), and amend other provisions to reflect best practices for tax benefit preservation plans, including updates to certain definitions.

Under the Section 382 Rights Agreement, one right was distributed for each share of our common stock outstanding as of the close of business on January 30, 2009 and for each share issued after that date. Pursuant to the Amended Section 382 Rights Agreement, if any person or group (subject to certain exemptions) becomes an owner of more than 4.99 percent of the Company's outstanding common stock (or any other interest in the Company that would be treated as “stock” under applicable Section 382 regulations) without the approval of the Board of Directors, there would be a triggering event causing significant dilution in the voting power and economic ownership of that person or group. Shareholders who held more than 4.99 percent of the Company's outstanding common stock as of December 6, 2011 will trigger a dilutive event only if they acquire additional shares exceeding one percent of our outstanding shares without prior approval from the Board of Directors.

The Amended Section 382 Rights Agreement will be submitted to shareholders for approval at the Company's 2012 annual meeting. If approved by shareholders, the Amended Section 382 Rights Agreement will continue in effect until December 6, 2014, unless earlier terminated or redeemed by the Board of Directors. The Company's Audit Committee will review our NOLs on an annual basis and will recommend amending or terminating the Section 382 Rights Agreement based on its review.

On May 11, 2010, our shareholders approved an amendment to CNO's certificate of incorporation designed to prevent certain transfers of common stock which could otherwise adversely affect our ability to use our NOLs (the “Section 382 Charter Amendment”). Subject to the provisions set forth in the Section 382 Charter Amendment, transfers of our common stock would be void and of no effect if the effect of the purported transfer would be to: (i) increase the direct or indirect ownership of our common stock by any person or public group (as such term is defined in the regulations under Section 382) from less than 5% to 5% or more of our common stock; (ii) increase the percentage of our common stock owned directly or indirectly by a person or public group owning or deemed to own 5% or more of our common stock; or (iii) create a new public group. The Section 382 Charter Amendment will continue in effect until December 31, 2013.

As of December 31, 2011, we had $4.1 billion of federal NOLs and $1.0 billion of capital loss carryforwards, which expire as follows (dollars in millions):

Year of expiration	Net operating loss carryforwards (a)				Capital loss		Total loss
	Life		Non-life		carryforwards		carryforwards
2013	$—		$—		$940.3	(b)	$940.3
2014	—		—		28.7		28.7
2016	—		—		8.9		8.9
2018	1,432.2	(a)	—		—		1,432.2
2021	29.6		—		—		29.6
2022	204.1		—		—		204.1
2023	—	(b)	1,975.2	(a)	—		1,975.2
2024	—		3.2		—		3.2
2025	—		118.8		—		118.8
2027	—		216.8		—		216.8
2028	—		.5		—		.5
2029	—		148.8		—		148.8
Total	$1,665.9		$2,463.3		$977.9		$5,107.1
_________________________

(a)
The allocation of the NOLs summarized above assumes the IRS does not take an adverse position in the future regarding the tax position we plan to take in our tax returns with respect to the allocation of CODI.  If the IRS disagrees with the tax position we plan to take with respect to the allocation of CODI, and their position prevails, approximately $631 million of the NOLs expiring in 2018 would be characterized as non-life NOLs.

(b)
Capital loss carryforwards expiring in 2013 include a $742 million loss on our investment in Senior Health which was worthless when it was transferred to the Independent Trust in 2008. Due to uncertainties in the Code, we have reflected this loss as an ordinary loss in our tax return. If classifying this loss as ordinary is ultimately determined to be correct, capital loss carryforwards expiring in 2013 would decrease and life net operating loss carryforwards expiring in 2023 would increase by $742 million.

We had deferred tax assets related to NOLs for state income taxes of $16.8 million and $17.8 million at December 31, 2011 and December 31, 2010, respectively.  The related state NOLs are available to offset future state taxable income in certain states through 2019.

As more fully discussed below, the following interpretations of the tax law may have an impact on our ability to utilize our NOLs and are uncertain tax positions of the Company: (i) whether the CODI recognized in conjunction with our bankruptcy should be classified as a reduction to life or non-life NOLs; and (ii) whether the loss on our investment in Senior Health should be classified as an NOL or a capital loss carryforward. The recorded NOLs and capital loss carryforwards related to these items are fully offset by tax valuation allowances, as it is uncertain whether such assets will be realized.

In July 2006, the Joint Committee of Taxation accepted the audit and the settlement which characterized $2.1 billion of the tax losses on our Predecessor's investment in Conseco Finance Corp. as life company losses and the remaining $3.8 billion as non-life losses prior to the application of the CODI attribute reductions described below.

The Code provides that any income realized as a result of the CODI in bankruptcy must reduce NOLs. We realized $2.5 billion of CODI when we emerged from bankruptcy. Pursuant to the Company's interpretation of the tax law, the CODI reductions were all used to reduce non-life NOLs. However, if the IRS were to disagree with our interpretation and ultimately prevail, we believe $631 million of NOLs classified as life company NOLs would be re-characterized as non-life NOLs and subject to the 35% limitation discussed above. Such a re-characterization would also extend the year of expiration as life company NOLs expire after 15 years whereas non-life NOLs expire after 20 years. Due to uncertainties with respect to the ultimate position the IRS may take and limitations on our ability to utilize NOLs based on projected life and non-life income, we have considered the $631 million of CODI to be a reduction to life NOLs when determining our valuation allowance. If the IRS agrees with our position that the $631 million of CODI is a reduction to non-life NOLs, our valuation allowance would be reduced by approximately $140 million based on the income projection used in our valuation allowance at December 31, 2011. During 2011, we requested resolution with the IRS on this issue through the Pre-Filing Agreement Program and believe that it is reasonably possible to reach a resolution within the next twelve months. An estimate of the outcome cannot be predicted.

We recognized a $742 million loss on our investment in Senior Health which was worthless when it was transferred to the Independent Trust in 2008. We have treated the loss as a capital loss when determining the deferred tax benefit we may receive. We also established a full valuation allowance as we believe we will not generate capital gains to utilize the benefit. However, due to uncertainties in the Code, we have reflected this loss as an ordinary loss in our tax return, contrary to certain IRS rulings. If classifying this loss as ordinary is ultimately determined to be correct, our valuation allowance would be reduced by approximately $160 million based on income projections used in our valuation allowance at December 31, 2011.

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011 and 2010 is as follows (dollars in millions):

	Years ended December 31,
	2011	2010

Balance at beginning of year	$311.1	$300.6
Increase based on tax positions taken in prior years	7.1	10.5
Balance at end of year	$318.2	$311.1

As of both December 31, 2011 and 2010, $300 million of our unrecognized tax benefits, if recognized, would have resulted in a decrease in our valuation allowance for deferred tax assets. The remaining balances relate to timing differences which, if recognized, would have no effect on the Company's tax expense or our evaluation of the valuation allowance for deferred tax assets. The Company recognizes interest and penalties related to unrecognized tax benefits as income tax expense in the consolidated statement of operations. Included in tax expense in 2011 is $1.1 million of interest. No such amounts were recognized in 2010 or 2009. The liability for accrued interest was $1.1 million at December 31, 2011, and was not significant at December 31, 2010.

Tax years 2008 through 2010 are open to examination by the IRS.  The Company’s various state income tax returns are generally open for tax years 2008 through 2010 based on the individual state statutes of limitation. Generally, for tax years which generate net operating losses, capital losses or tax credit carryforwards, the statute of limitations does not close until the expiration of the statute of limitations for the tax year in which such carryforwards are utilized.

In accordance with GAAP, we are precluded from recognizing the tax benefits of any tax windfall upon the exercise of a stock option or the vesting of restricted stock unless such deduction resulted in actual cash savings to the Company. Because of the Company's NOLs, no cash savings have occurred. NOL carryforwards of $2.8 million related to deductions for stock options and restricted stock will be reflected in additional paid-in capital if realized.

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS
NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS

The following notes payable were direct corporate obligations of the Company as of December 31, 2011 and 2010 (dollars in millions):

	2011	2010
7.0% Debentures	$293.0	$293.0
Senior Secured Credit Agreement	255.2	375.0
9.0% Senior Secured Notes due January 2018 (the “9.0% Senior Secured Notes”)	275.0	275.0
Senior Health Note due November 12, 2013 (the “Senior Health Note”)	50.0	75.0
Unamortized discount on 7.0% Debentures	(12.9)	(14.8)
Unamortized discount on Senior Secured Credit Agreement	(2.4)	(4.7)
Direct corporate obligations	$857.9	$998.5

7.0% Debentures

On November 13, 2009, we issued $176.5 million aggregate principal amount of our 7.0% Debentures in the initial closing of our private offering of 7.0% Debentures to Morgan Stanley & Co. Incorporated, as the initial purchaser of the 7.0% Debentures. The net proceeds from the initial closing of the offering of our 7.0% Debentures, after deducting the initial purchaser's discounts and commissions and before other offering expenses, totaled $172.0 million. The Company used the net proceeds to fund a substantial portion of the consideration payable in connection with a cash tender offer (the "Tender Offer") for the 3.5% Debentures.

In February 2010, we completed a second closing of $64.0 million aggregate principal amount of our 7.0% Debentures and in May 2010, we completed a third closing of $52.5 million aggregate principal amount of our 7.0% Debentures. These issuances were made pursuant to the purchase agreement that we entered into in October 2009 relating to the private offering of up to $293 million of 7.0% Debentures. We received aggregate net proceeds (after taking into account the discounted offering price less the initial purchaser's discounts and commissions, but before expenses) of: (i) $61.4 million in the second closing of the 7.0% Debentures; and (ii) $49.4 million in the third closing of the 7.0% Debentures. At December 31, 2011 and 2010, unamortized issuance costs (classified as other assets) related to the 7.0% Debentures were $1.6 million and $1.9 million, respectively, and are amortized as an increase to interest expense over the term of the 7.0% Debentures.

The 7.0% Debentures rank equally in right of payment with all of the Company's unsecured and unsubordinated obligations. The 7.0% Debentures are governed by an Indenture dated as of October 16, 2009 (the “7.0% Indenture”) between the Company and The Bank of New York Mellon Trust Company, N.A., as trustee (“Mellon”). The 7.0% Debentures bear interest at a rate of 7.0% per annum, payable semi-annually on June 30 and December 30 of each year, commencing on the interest payment date immediately succeeding the issuance date of such series. The 7.0% Debentures will mature on December 30, 2016, unless earlier converted. The 7.0% Debentures may not be redeemed at the Company's election prior to the stated maturity date and the holders may not require the Company to repurchase the 7.0% Debentures at any time. The 7.0% Debentures are not convertible prior to June 30, 2013, except under limited circumstances. Commencing on June 30, 2013, the 7.0% Debentures will be convertible into shares of our common stock at the option of the holder at any time, subject to certain exceptions and subject to our right to terminate such conversion rights under certain circumstances relating to the sale price of our common stock. If the holders elect to convert their 7.0% Debentures upon the occurrence of certain changes of control of CNO or certain other events, we will be required, under certain circumstances, to increase the conversion rate for such holders of the 7.0% Debentures who convert in connection with such events. Initially, the 7.0% Debentures will be convertible into 182.1494 shares of our common stock for each $1,000 principal amount of 7.0% Debentures, which is equivalent to an initial conversion price of approximately $5.49 per share. The conversion rate is subject to adjustment following the occurrence of certain events in accordance with the terms of the 7.0% Indenture.

The 7.0% Debenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment, breach of covenants in the 7.0% Debenture, failure to pay at maturity or acceleration of other indebtedness and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, Mellon or holders of at least 50% in principal amount of the then outstanding 7.0% Debentures may declare the principal of, and accrued but unpaid interest on all of the 7.0% Debentures to be immediately due and payable.

The 7.0% Indenture provides that on and after the date of the 7.0% Indenture, the Company may not: (i) consolidate with or merge into any other person or sell, convey, lease or transfer the Company's consolidated properties and assets substantially as an entirety to any other person in any one transaction or series of related transactions; or (ii) permit any person to consolidate with or merge into the Company, unless certain requirements set forth in the 7.0% Indenture are satisfied.

In accordance with GAAP, we were required to consider on each issuance date whether the 7.0% Debentures issued on such date were issued with a beneficial conversion feature. A beneficial conversion feature exists if the 7.0% Debentures may be convertible into common stock at an effective conversion price (calculated by dividing the proceeds from the issuance of 7.0% Debentures issued on that date (per $1,000 principal amount of debentures) by the then effective conversion rate) that is lower than the market price of a share of common stock on the date of issuance. When a beneficial conversion feature exists, we are required to separately recognize the beneficial conversion feature at issuance by allocating a portion of the proceeds to the intrinsic value of that feature. The value of the beneficial conversion feature is recorded, net of taxes, as an increase to additional paid-in capital. If a beneficial conversion feature exists on the actual date(s) of issuance, a discount equal to the intrinsic value of the beneficial conversion feature will be recorded against the carrying value of the 7.0% Debentures. Such discount will be amortized from the actual date(s) of issuance to the stated maturity date of the 7.0% Debentures using the effective interest method. Accordingly, the interest expense we recognize related to the 7.0% Debentures will be dependent upon whether a beneficial conversion feature exists on the actual date(s) of issuance and the amount by which the market price(s) of our common stock exceeds the effective conversion price on such actual date(s) of issuance.

The closing market price of our common stock on May 4, 2010 (the last closing price prior to the issuance of $52.5 million of the 7.0% Debentures) was $5.81. Because this amount was higher than the effective conversion price of $5.17 on that date, a beneficial conversion feature existed with respect to the 7.0% Debentures we issued. The beneficial conversion feature related to the 7.0% Debentures issued on May 5, 2010 of $4.0 million, net of tax, was recorded as an increase to additional paid-in capital.

Senior Secured Credit Agreement

On December 21, 2010, the Company entered into a $375 million senior secured term loan facility maturing on September 30, 2016, pursuant to an agreement among the Company, Morgan Stanley Senior Funding, Inc., as administrative agent (the “Agent”), and the lenders from time to time party thereto (the “Senior Secured Credit Agreement”). The net proceeds of $363.6 million were used to repay a portion of the amount outstanding under our Second Amended and Restated Credit Agreement dated as of October 10, 2006 among CNO, Bank of America, N.A. as agent, J.P. Morgan Chase Bank, N.A., as Syndication Agent and other parties (the “Previous Senior Credit Agreement”). The pricing terms for the Senior Secured Credit Agreement included upfront fees of 1.25 percent paid to the lenders. The Senior Secured Credit Agreement is guaranteed by our primary non-insurance company subsidiaries, as defined in the Senior Secured Credit Agreement (collectively, the “Subsidiary Guarantors”) and secured by substantially all of our and the Subsidiary Guarantors' assets.

In May 2011, we amended our Senior Secured Credit Agreement. Pursuant to the amended terms, the applicable interest rate on the Senior Secured Credit Agreement was decreased. The new interest rate is, at our option (in most instances): (i) a Eurodollar rate of LIBOR plus 5.00 percent subject to a LIBOR "floor" of 1.25 percent (previously LIBOR plus 6.00 percent with a LIBOR floor of 1.50 percent); or (ii) a Base Rate plus 4.00 percent subject to a Base Rate "floor" of 2.25 percent (previously a Base Rate plus 5.00 percent with a Base Rate floor of 2.50 percent). The interest rate on the Senior Secured Credit Agreement was 6.25 percent at December 31, 2011. Other changes to the Senior Secured Credit Agreement included:

(i)
a reduction in the mandatory prepayments resulting from certain restricted payments (including share repurchases). Pursuant to the amended terms, the amount of the mandatory prepayment is: (a) 100 percent of the amount of certain restricted payments made if the debt to total capitalization ratio, as defined in the agreement, is greater than 17.5 percent (such ratio was 17.1 percent at December 31, 2011, as calculated pursuant to the agreement); (b) 50 percent of the amount if such ratio is equal to or less than 17.5 percent but greater than 12.5 percent; or (c) if the ratio is equal to or less than 12.5 percent at the time of the restricted payment, then there is no prepayment requirement. Previously, we were required to make mandatory prepayments equal to 100 percent of the amount of certain restricted payments regardless of the level of the debt to total capitalization ratio;

(ii)	revisions to the covenants related to investment activity to allow the Company to make certain investments which were previously only permitted to be made by our insurance subsidiaries; and

(iii)	an increase in the cap on non-investment grade investments to 12 percent from 10 percent.

The Senior Secured Credit Agreement contains covenants that limit the Company's ability to take certain actions and perform certain activities, including (each subject to exceptions as set forth in the Senior Secured Credit Agreement):

•	limitations on debt (including, without limitation, guarantees and other contingent obligations);

•	limitations on issuances of disqualified capital stock;

•	limitations on liens and further negative pledges;

•	limitations on sales, transfers and other dispositions of assets;

•	limitations on transactions with affiliates;

•	limitations on changes in the nature of the Company's business;

•	limitations on mergers, consolidations and acquisitions;

•	limitations on dividends and other distributions, stock repurchases and redemptions and other restricted payments;

•	limitations on investments and acquisitions;

•	limitations on prepayment of certain debt;

•	limitations on modifications or waivers of certain debt documents and charter documents;

•	investment portfolio requirements for insurance subsidiaries;

•	limitations on restrictions affecting subsidiaries;

•	limitations on holding company activities; and

•	limitations on changes in accounting policies.

In addition, the Senior Secured Credit Agreement requires the Company to maintain: (i) a debt to total capitalization ratio of not more than 30 percent (such ratio was 17.1 percent at December 31, 2011, as calculated pursuant to the agreement); (ii) an interest coverage ratio of not less than 2.00 to 1.00 for each rolling four quarters (or, if less, the number of full fiscal quarters commencing after the effective date of the Senior Secured Credit Agreement) (such ratio was 5.0 to 1.00 for the rolling four quarters ended December 31, 2011); (iii) an aggregate ratio of total adjusted capital to company action level risk-based capital for the Company's insurance subsidiaries of not less than 225 percent on or prior to December 31, 2011 and 250 percent thereafter (such ratio was 358 percent at December 31, 2011); and (iv) a combined statutory capital and surplus for the Company's insurance subsidiaries of at least $1,200.0 million (combined statutory capital and surplus at December 31, 2011, was $1,746.5 million).

We may prepay, in whole or in part, the Senior Secured Credit Agreement, together with any accrued and unpaid interest, with prior notice but without premium or penalty in minimum amounts of $1.0 million or any multiple thereof.

Mandatory prepayments of the Senior Secured Credit Agreement will be required in an amount equal to: (i) 100 percent of the net cash proceeds from certain asset sales or casualty events; (ii) 100 percent of the net cash proceeds received by the Company or any of its subsidiaries from certain debt issuances; (iii) 50 percent of the net cash proceeds received from certain equity issuances; and (iv) 100 percent of the amount of certain restricted payments made (including any common stock dividends and share repurchases) as defined in the Senior Secured Credit Agreement provided that if, as of the end of the fiscal quarter immediately preceding such restricted payment, the debt to total capitalization ratio is: (i) equal to or less than 17.5 percent, but greater than 12.5 percent, the prepayment requirement shall be reduced by one-half; or (ii) equal to or less than 12.5 percent, the prepayment requirement shall not apply.
Notwithstanding the foregoing, no mandatory prepayments pursuant to items (i) or (iii) in the preceding paragraph shall be required if: (x) the debt to total capitalization ratio is equal or less than 20 percent; and (y) either (A) the financial strength rating of certain insurance subsidiaries is equal or better than A- (stable) from A.M. Best Company or (B) the Senior Secured Credit Agreement is rated equal or better than BBB- (stable) from S&P and Baa3 (stable) by Moody's.
In connection with the execution of the Senior Secured Credit Agreement, the Company and the Subsidiary Guarantors entered into a guarantee and security agreement, dated as of December 21, 2010 (the “Guarantee and Security Agreement”), by and among the Company, the Subsidiary Guarantors and the Agent, pursuant to which the Subsidiary Guarantors guaranteed all of the obligations of the Company under the Senior Secured Credit Agreement and the Company and the Subsidiary Guarantors pledged substantially all of their assets to secure the Senior Secured Credit Agreement, subject to certain exceptions as set forth in the Guarantee and Security Agreement.

In 2011, as required under the terms of the Senior Secured Credit Agreement, we made mandatory prepayments totaling $69.8 million due to our repurchase of $69.8 million of our common stock. In March 2011, we also made a voluntary prepayment of $50.0 million on our outstanding principal balance under the Senior Secured Credit Agreement using available cash.

9.0% Senior Secured Notes

On December 21, 2010, we issued $275.0 million aggregate principal amount of 9.0% Senior Secured Notes. The net proceeds of $267.0 million were used to repay a portion of the amount outstanding under the Previous Senior Credit Agreement.

The 9.0% Senior Secured Notes were issued pursuant to an Indenture, dated as of December 21, 2010 (the “Indenture”), by and among the Company, the Subsidiary Guarantors and Wilmington Trust FSB, as trustee and collateral agent (“Wilmington”).

The 9.0% Senior Secured Notes will mature on January 15, 2018. Interest on the 9.0% Senior Secured Notes accrues at a rate of 9.0% per annum and is payable semiannually in arrears on January 15 and July 15 of each year, commencing on July 15, 2011. The 9.0% Senior Secured Notes and the guarantees thereof (the “Guarantee”) are senior secured obligations of the Company and the Subsidiary Guarantors and rank equally in right of payment with all of the Company's and the Subsidiary Guarantor's existing and future senior obligations, and senior to all of the Company's and the Subsidiary Guarantors' existing and future subordinated indebtedness. The 9.0% Senior Secured Notes are secured by substantially all of the assets of the Company and the Subsidiary Guarantors, subject to certain exceptions. The 9.0% Senior Secured Notes and the Guarantees are pari passu to all of the Company's and the Subsidiary Guarantors' existing and future secured indebtedness under the Senior Secured Credit Agreement.

The Company may redeem all or part of the 9.0% Senior Secured Notes beginning on January 15, 2014, at the redemption prices set forth in the Indenture. The Company may also redeem all or part of the 9.0% Senior Secured Notes at any time and from time to time prior to January 15, 2014, at a price equal to 100% of the aggregate principal amount of the 9.0% Senior Secured Notes to be redeemed plus a “make-whole” premium and accrued and unpaid interest. In addition, prior to January 15, 2014, the Company may redeem up to 35% of the aggregate principal amounts of the 9.0% Senior Secured Notes with the net cash proceeds of certain equity offerings at a price equal to 109.000% of the aggregate principal amount of the 9.0% Senior Secured Notes to be redeemed plus accrued and unpaid interest.

Upon the occurrence of a change of control (as defined in the Indenture), each holder of the 9.0% Senior Secured Notes may require the Company to repurchase all or a portion of the 9.0% Senior Secured Notes in cash at a price equal to 101% of the aggregate principal amount of the 9.0% Senior Secured Notes to be repurchased, plus accrued and unpaid interest, if any, to the date of repurchase.

The Indenture contains covenants that, among other things, limit (subject to certain exceptions) the Company's ability and the ability of the Company's Restricted Subsidiaries (as defined in the Indenture) to:

•	incur or guarantee additional indebtedness or issue preferred stock;

•	pay dividends or make other distributions to shareholders;

•	purchase or redeem capital stock or subordinated indebtedness;

•	make investments;

•	create liens;

•	incur restrictions on the Company's ability and the ability of the Restricted Subsidiaries to pay dividends or make other payments to the Company;

•	sell assets, including capital stock of the Company's subsidiaries;

•	consolidate or merge with or into other companies or transfer all or substantially all of the Company's assets; and

•	engage in transactions with affiliates.

The Indenture provides for customary events of default (subject in certain cases to customary grace and cure periods), which include nonpayment, breach of covenants in the Indenture, failure to pay at maturity or acceleration of other indebtedness, a failure to pay certain judgments and certain events of bankruptcy and insolvency. Generally, if an event of default occurs, Wilmington or holders of at least 25% in principal amount of the then outstanding 9.0% Senior Secured Notes may declare the principal of and accrued but unpaid interest, including any additional interest, on all of the 9.0% Senior Secured Notes to be due and payable.

In connection with the issuance of the 9.0% Senior Secured Notes and execution of the Indenture, the Company and the Subsidiary Guarantors entered into a security agreement, dated as of December 21, 2010 (the “Security Agreement”), by and among the Company, the Subsidiary Guarantors and Wilmington Trust FSB, as collateral agent, pursuant to which the Company and the Subsidiary Guarantors pledged substantially all of their assets to secure their obligations under the Indenture, subject to certain exceptions as set forth in the Security Agreement.

Intercreditor Agreement

In connection with the issuance of the 9.0% Senior Secured Notes and entry into the Senior Secured Credit Agreement, the Agent and Wilmington, as collateral agent and authorized representative with respect to the 9.0% Senior Secured Notes, entered into an Intercreditor Agreement, dated as of December 21, 2010 (the “Intercreditor Agreement”), which sets forth agreements with respect to the first-priority liens granted by the Company and the Subsidiary Guarantors pursuant to the Indenture and the Senior Secured Credit Agreement.

Under the Intercreditor Agreement, any actions that may be taken with respect to the collateral that secures the 9.0% Senior Secured Notes and the Senior Secured Credit Agreement, including the ability to cause the commencement of enforcement proceedings against such collateral, to control such proceedings and to approve amendments to releases of such collateral from the lien of, and waive past defaults under, such documents relating to such collateral, will be at the direction of the authorized representative of the lenders under the Senior Secured Credit Agreement until the earlier of: (i) the Company's obligations under the Senior Secured Credit Agreement (or refinancings thereof) are discharged; (ii) the date on which the outstanding principal amount of loans and commitments under the Senior Secured Credit Agreement is less than $25.0 million; and (iii) 180 days after the occurrence of both an event of default under the Indenture and the authorized representative of the holders of the 9.0% Senior Secured Notes making certain representations as described in the Intercreditor Agreement, unless the authorized representative of the lenders under the Senior Secured Credit Agreement has commenced and is diligently pursuing enforcement action with respect to the collateral or the grantor of the security interest in that collateral (whether the Company or the applicable Subsidiary Guarantor) is then a debtor under or with respect to (or otherwise subject to) any insolvency or liquidation proceeding.

Previous Senior Credit Agreement

In December 2010, we repaid the $652.1 million outstanding principal balance under our Previous Senior Credit Agreement using: (i) the proceeds from the Senior Secured Credit Agreement and the issuance of the 9.0% Senior Secured Notes; and (ii) available cash.

On March 30, 2009, we completed Amendment No. 2 to our Previous Senior Credit Agreement, which provided for, among other things:  (i) additional margins between our then current financial status and certain financial covenant requirements through June 30, 2010; (ii) higher interest rates and the payment of a fee; (iii) new restrictions on the ability of the Company to incur additional indebtedness; and (iv) the ability of the lender to appoint a financial advisor at the Company's expense.

Pursuant to its amended terms, the applicable interest rate on the Previous Senior Credit Agreement (based on either a Eurodollar or base rate) was increased. The Eurodollar rate was equal to LIBOR plus 4 percent with a minimum LIBOR rate of 2.5 percent (such rate was previously LIBOR plus 2 percent with no minimum rate). The base rate was equal to 2.50 percent plus the greater of: (i) the Federal funds rate plus .50 percent; or (ii) Bank of America's prime rate. In addition, the amended agreement required the Company to pay a fee equal to 1 percent of the outstanding principal balance under the Previous Senior Credit Agreement, which fee was added to the principal balance outstanding and was payable at the maturity of the facility. This 1 percent fee was reported as non-cash interest expense.

On December 22, 2009, the Company entered into Amendment No. 3 to our Previous Senior Credit Agreement, which provided for, among other things, changes to certain financial covenant requirements.

The Company also agreed to pay $150 million of the first $200 million of net proceeds from its public offering of common stock (as further discussed below) to the lenders and, in addition, to pay 50% of any net proceeds in excess of $200 million from the offering. The credit facility previously required the Company to pay 50% of the net proceeds of any equity issuance to the lenders.

The amendment modified the Company's principal repayment schedule and eliminated any principal payments in 2010. There were no changes to the maturity date of October 10, 2013. The Company was previously required to make principal repayments equal to 1% of the initial principal balance each year, subject to certain adjustments, and to make additional principal repayments from excess cash flow.

The amendment also provided that the 1% payment in kind, or PIK, interest that had accrued since March 30, 2009 as an addition to the principal balance under the Previous Senior Credit Agreement was replaced with a payment of an equal amount of cash interest. The amount of accrued PIK interest ($6.3 million) was paid in cash when the amendment became effective. The deletion of the 1% PIK interest and the payment of an equal amount of cash interest did not impact reported interest expense.

On November 13, 2009, we repaid $36.8 million of outstanding principal on the Previous Senior Credit Agreement from the proceeds of the issuance of common stock and warrants to Paulson & Co. Inc. (“Paulson”). On December 22, 2009, the Company repaid $161.4 million of outstanding principal on the Previous Senior Credit Agreement from proceeds of an equity offering. Such transactions are further discussed in the note to the consolidated financial statements entitled “Shareholders' Equity.”

During 2009, we made scheduled principal payments totaling $5.3 million on our Previous Senior Credit Agreement. Also, during 2009, we made a mandatory prepayment of $1.2 million based on the Company's excess cash flows at December 31, 2008 as defined in the Previous Senior Credit Agreement.

In accordance with Amendment No. 3 to our Previous Senior Credit Agreement, the applicable interest rate on the Previous Senior Credit Agreement, payable at least quarterly, was based on either a Eurodollar rate or a base rate. The Eurodollar rate was equal to LIBOR plus 5.00 percent with a minimum LIBOR rate of 2.5 percent. The base rate was equal to 4 percent plus the greater of: (i) the Federal funds rate plus .50 percent; or (ii) Bank of America's prime rate.

The Previous Senior Credit Agreement included an $80.0 million revolving credit facility that could be used for general corporate purposes. In October 2008, the Company borrowed $75.0 million under the revolving credit facility to assure the future availability of this additional liquidity given our concerns with the ability of certain financial institutions to be able to provide funding in the future. In December 2008, we repaid $20.0 million of the revolving facility and reduced the maximum amount available under the revolving facility to $60.0 million. In April 2009, we repaid the remaining $55.0 million that was outstanding under the revolving facility portion of our Previous Senior Credit Agreement. The Company paid a commitment fee equal to .50 percent of the unused portion of the revolving credit facility on an annualized basis.

Senior Health Note

In connection with the Transfer, the Company issued the Senior Health Note payable to Senior Health. The Senior Health Note is unsecured and bears interest at a rate of 6.0 percent per year payable quarterly, beginning on March 15, 2009. We are required to make annual principal payments of $25.0 million beginning on November 12, 2009. The Company made a $25.0 million scheduled payment on the Senior Health Note in 2011, 2010 and 2009. The Company may redeem the Senior Health Note, in whole or in part, at any time by giving the holder 30 days notice (unless a shorter notice is satisfactory to the holder). The redemption amount is equal to the principal amount redeemed plus any accrued and unpaid interest thereon. Any outstanding amount under the Senior Health Note will be due and payable immediately if an event of default (as defined in the Senior Health Note) occurs and continues without remedy. As a condition of the order from the Pennsylvania Insurance Department approving the Transfer, we agreed that we would not pay cash dividends on our common stock while any portion of the Senior Health Note remained outstanding.

Loss on Extinguishment or Modification of Debt

In 2011, we recognized an aggregate loss on the extinguishment of debt totaling $3.4 million representing the write-off of unamortized discount and issuance costs associated with repayments of the Senior Secured Credit Agreement.

In 2010, we recognized an aggregate loss on the extinguishment of debt totaling $6.8 million representing the write-off of unamortized discount and issuance costs associated with: (i) the repurchases of 3.5% Debentures; and (ii) the repayment of the Previous Senior Credit Agreement, each as previously described above.

In 2009, we recognized an aggregate loss on the extinguishment or modification of debt totaling $22.2 million resulting from expenses incurred and the write-off of unamortized discount or issuance costs related to the following transactions which are described above: (i) the Tender Offer; (ii) repayment of principal amounts on the Previous Senior Credit Agreement from the issuance of common stock; and (iii) modifications to our Previous Senior Credit Agreement in March 2009 and December 2009.

The scheduled repayment of our direct corporate obligations was as follows at December 31, 2011 (dollars in millions):

Year ending December 31,
2012	$45.0
2013	80.0
2014	75.0
2015	85.0
2016	313.2
Thereafter	275.0
$873.2

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
LITIGATION AND OTHER LEGAL PROCEEDINGS
LITIGATION AND OTHER LEGAL PROCEEDINGS

Legal Proceedings

The Company and its subsidiaries are involved in various legal actions in the normal course of business, in which claims for compensatory and punitive damages are asserted, some for substantial amounts.  We recognize an estimated loss from these loss contingencies when we believe it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Some of the pending matters have been filed as purported class actions and some actions have been filed in certain jurisdictions that permit punitive damage awards that are disproportionate to the actual damages incurred.  The amounts sought in certain of these actions are often large or indeterminate and the ultimate outcome of certain actions is difficult to predict.  In the event of an adverse outcome in one or more of these matters, there is a possibility that the ultimate liability may be in excess of the liabilities we have established and could have a material adverse effect on our business, financial condition, results of operations and cash flows.  In addition, the resolution of pending or future litigation may involve modifications to the terms of outstanding insurance policies or could impact the timing and amount of rate increases, which could adversely affect the future profitability of the related insurance policies.  Based upon information presently available, and in light of legal, factual and other defenses available to the Company and its subsidiaries, the Company does not believe that it is probable that the ultimate liability from either pending or threatened legal actions, after consideration of existing loss provisions, will have a material adverse effect on the Company's consolidated financial condition, operating results or cash flows. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results or cash flows.

In addition to the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial or an unspecified amount of damages for unsubstantiated conduct spanning several years based on complex legal theories and damages models. The alleged damages typically are indeterminate or not factually supported in the complaint, and, in any event, the Company's experience indicates that monetary demands for damages often bear little relation to the ultimate loss. In some cases, plaintiffs are seeking to certify classes in the litigation and class certification either has been denied or is pending and we have filed oppositions to class certification or sought to decertify a prior class certification. In addition, for many of these cases: (i) there is uncertainty as to the outcome of pending appeals or motions; (ii) there are significant factual issues to be resolved; and/or (iii) there are novel legal issues presented. Accordingly, the Company can not reasonably estimate the possible loss or range of loss in excess of amounts accrued, if any, or predict the timing of the eventual resolution of these matters.  The Company reviews these matters on an ongoing basis.  When assessing reasonably possible and probable outcomes, the Company bases its assessment on the expected ultimate outcome following all appeals.

Securities Litigation
On June 2, 2010, a purported shareholder derivative complaint was filed in the Marion County Circuit/Superior Court, Indiana, William T. Carter, derivatively on behalf of CNO Financial Group, Inc. v. R. Glenn Hilliard, Donna A. James, R. Keith Long, Debra J. Perry, C. James Prieur, Neal C. Schneider, Michael T. Tokarz, John G. Turner, William Kirsch, Eugene Bullis, Michael Dubes, James Hohmann, Edward Bonach, Ali Inanilan, and John Wells, and CNO Financial Group, Inc., Cause No. 49D10 10 06 PL 024523, on behalf of nominal defendant CNO Financial Group, Inc. against certain current and/or former members of its Board of Directors and executive officers seeking to remedy defendant's alleged breaches of fiduciary duties and unjust enrichment from August 2005 to the present.  On November 1, 2010, the plaintiffs filed an amended complaint.  The allegations in the complaint are similar to those in the purported class action complaint that had been filed in Plumbers and Pipefitters Local Union No. 719 Pension Trust Fund, on behalf of itself and all others similarly situated v. Conseco, Inc., et al., which was dismissed with prejudice in 2011 after the courts granted our motion to dismiss.  On December 17, 2010, we filed a motion to dismiss the amended complaint.  On June 2, 2011, the court granted our motion to dismiss. The plaintiff has appealed the court's decision and the appeal is pending. We believe this case is without merit, and intend to defend it vigorously.
 Cost of Insurance Litigation
On March 4, 2008, a complaint was filed in the United States District Court for the Central District of California, Celedonia X. Yue, M. D. on behalf of the class of all others similarly situated, and on behalf of the General Public v. Conseco Life Insurance Company, successor to Philadelphia Life Insurance Company and formerly known as Massachusetts General Life Insurance Company, Cause No. CV08-01506 CAS.  Plaintiff in this putative class action owns a Valulife universal life policy insuring the life of Ruth S. Yue originally issued by Massachusetts General Life Insurance Company in 1995.  Plaintiff is claiming breach of contract on behalf of the proposed national class and seeks injunctive and restitutionary relief pursuant to California Business & Professions Code Section 17200 and declaratory relief.  The putative class consists of all owners of Valulife and Valuterm universal life insurance policies issued by either Massachusetts General or Philadelphia Life and that were later acquired and serviced by Conseco Life.  Plaintiff alleges that members of the class will be damaged by increases in the cost of insurance (a non-guaranteed element ("NGE")) that are set to take place in the twenty first policy year of Valulife and Valuterm policies. No such increases have yet been applied to the subject policies.  During 2010, Conseco Life voluntarily agreed not to implement the cost of insurance rate increase at issue in this litigation and is following a process with respect to any future cost of insurance rate increases as set forth in the regulatory settlement agreement described below.  Plaintiff filed a motion for certification of a nationwide class and a California state class.  On December 7, 2009, the court granted that motion. On October 8, 2010, the court dismissed the causes of actions alleged in the California state class.  On January 19, 2011, the court granted the plaintiff's motion for summary judgment as to the declaratory relief claim and on February 2, 2011, the court issued an advisory opinion, in the form of a declaratory judgment, as to what, in its view, Conseco Life could consider in implementing future cost of insurance rate increases related to its Valulife and Valuterm block of policies.  Conseco Life is appealing the court's January 19, 2011 decision and the plaintiff is appealing the court's decision to dismiss the California causes of action.  These appeals are pending. We believe this case is without merit, and intend to defend it vigorously.
On November 15, 2011, a second complaint was filed by Dr. Yue in the United States District Court for the Central District on California, Celedonia X. Yue, M. D. on behalf of the class of all others similarly situated, and on behalf of the General Public v. Conseco Life Insurance Company, Cause No. CV11-9506 AHM (SHx), involving the same Valulife universal life policy described in the preceding paragraph. Plaintiff, for herself and on behalf of proposed members of a national class and a California class is claiming breach of contract, injunctive and restitutionary relief pursuant to California Business & Professions Code Section 17200, breach of the covenant of good faith and fair dealing, declaratory relief, and temporary, preliminary, and permanent injunctive relief. The putative class consists of all owners and former owners of Valulife and Valuterm universal life insurance policies issued by either Massachusetts General or Philadelphia Life and that were later acquired and serviced by Conseco Life. Plaintiff alleges that members of the classes will be damaged by increases in the cost of insurance (a NGE) that took place on or about November 1, 2011. Plaintiff filed a motion for a preliminary injunction and a motion for certification of a California class on which hearing is set for February 27, 2012. We believe this case is without merit, and intend to defend it vigorously.
On February 6, 2012, a complaint was filed in the United States District Court for the Northern District of Illinois, Daniel B. Nicholas, on behalf of himself and all others similarly situated v. Conseco Life Insurance Company, Cause No. 12cv845. Plaintiff in this putative class action owns a Valulife universal life policy insuring Plaintiff's life originally issued by Massachusetts General Life Insurance Company in 1991. Plaintiff is claiming breach of contract on behalf of the proposed national class and seeks declaratory, injunctive, and supplemental relief. The putative class consists of all persons who own or have owned one or more universal life policies issued by Conseco Life Insurance Company which provide that the cost of insurance rates will be determined based upon expectations as to future mortality experience and who have experienced an increase in the cost of insurance rates. Plaintiff alleges that members of the class will be damaged by cost of insurance charges that were increased due to general economic downturn, Conseco Life's diminished investment yields, and mounting policy losses. We believe this case is without merit, and intend to defend it vigorously.
On December 24, 2008, a purported class action was filed in the U.S. District Court for the Northern District of California, Cedric Brady, et. al. individually and on behalf of all other similarly situated v. Conseco, Inc. and Conseco Life Insurance Company Case No. 3:08-cv-05746.  The plaintiffs allege that Conseco Life and Conseco, Inc. committed breach of contract and insurance bad faith and violated various consumer protection statutes in the administration of various interest sensitive whole life products sold primarily under the name “Lifetrend” by requiring the payment of additional cash amounts to maintain the policies in force and by making changes to certain NGEs in their policies.  On April 23, 2009, the plaintiffs filed an amended complaint adding the additional counts of breach of fiduciary duty, fraud, negligent misrepresentation, conversion and declaratory relief.  On May 29, 2009, Conseco, Inc. and Conseco Life filed a motion to dismiss the amended complaint. On July 29, 2009, the court granted in part and denied in part the motion to dismiss.  The court dismissed the allegations that Conseco Life violated various consumer protection statutes, the breach of fiduciary duty count, and dismissed Conseco, Inc. for lack of personal jurisdiction.
On July 2, 2009, a purported class action was filed in the U.S. District Court for the Middle District of Florida, Bill W. McFarland, and all those similarly situated v. Conseco Life Insurance Company, Case No. 3:09-cv-598-J-32MCR.  The plaintiff alleges that Conseco Life committed breach of contract and has been unjustly enriched in the administration, including changes to certain NGEs, of various interest sensitive whole life products sold primarily under the name “Lifetrend.” The plaintiff seeks declaratory and injunctive relief, compensatory damages, punitive damages and attorney fees.
Conseco Life filed a motion with the Judicial Panel on Multidistrict Litigation (“MDL”), seeking the establishment of an MDL proceeding consolidating the Brady case and the McFarland case into a single action.  On February 3, 2010, the Judicial Panel on MDL ordered these cases be consolidated for pretrial proceedings in the Northern District of California Federal Court. On July 7, 2010, plaintiffs filed an amended motion for class certification of a nationwide class and a California state class.  On October 6, 2010, the court granted the motion for certification of a nationwide class and denied the motion for certification of a California state class.  Conseco Life filed a motion to decertify the nationwide class on July 1, 2011. On December 20, 2011, the court issued an order denying Conseco Life's motion to decertify the class as to current policyholders, but granted the motion to decertify as to former policyholders. Trial in the MDL proceeding has been set for March 25, 2013.  We believe these cases are without merit and intend to defend them vigorously.
Other Litigation
On December 8, 2008, a purported Florida state class action was filed in the U.S. District Court for the Southern District of Florida, Sydelle Ruderman individually and on behalf of all other similarly situated v. Washington National Insurance Company, Case No. 08-23401-CIV-Cohn/Selzer. The plaintiff alleges that the inflation escalation rider on her policy of long-term care insurance operates to increase the policy's lifetime maximum benefit, and that Washington National Insurance Company breached the contract by stopping her benefits when they reached the lifetime maximum.  The Company takes the position that the inflation escalator only affects the per day maximum benefit.  The Plaintiff filed a motion for class certification, and the motion has been fully briefed by both sides.  The court has not yet ruled on the motion or set it for hearing. Additional parties have asked the court to allow them to intervene in the action, and on January 5, 2010, the court granted the motion to intervene and granted the plaintiff's motion for class certification.  The court certified a (B) (3) Florida state class alleging damages and a (B) (2) Florida state class alleging injunctive relief.  The parties reached a settlement of the (B) (3) class in 2010, which has been implemented. The amount recognized in 2010 related to the settlement in principle was not significant to the Company's consolidated financial condition, cash flows or results of operations. The plaintiff filed a motion for summary judgment as to the (B) (2) class which was granted by the court on September 8, 2010.  The Company has appealed the court's decision and the appeal is pending.  We believe the action is without merit, and intend to defend it vigorously.
On January 26, 2009, a purported class action complaint was filed in the United States District Court for the Northern District of Illinois, Samuel Rowe and Estella Rowe, individually and on behalf of themselves and all others similarly situated v. Bankers Life & Casualty Company and Bankers Life Insurance Company of Illinois, Case No. 09CV491.  The plaintiffs are alleging violation of California Business and Professions Code Sections 17200 et seq. and 17500 et seq., breach of common law fiduciary duty, breach of implied covenant of good faith and fair dealing and violation of California Welfare and Institutions Code Section 15600 on behalf of the proposed national class and seek injunctive relief, compensatory damages, punitive damages and attorney fees.  The plaintiff alleges that the defendants used an improper and misleading sales and marketing approach to seniors that fails to disclose all facts, misuses consumers' confidential financial information, uses misleading sales and marketing materials, promotes deferred annuities that are fundamentally inferior and less valuable than readily available alternative investment products and fails to adequately disclose other principal risks including maturity dates, surrender penalties and other restrictions which limit access to annuity proceeds to a date beyond the applicants actuarial life expectancy. Plaintiffs have amended their complaint attempting to convert this from a California only class action to a national class action. In addition, the amended complaint adds causes of action under the Racketeer Influenced and Corrupt Organization Act (“RICO”); aiding and abetting breach of fiduciary duty and for unjust enrichment.  On September 13, 2010, the court dismissed the plaintiff's RICO claims.  On October 25, 2010, the plaintiffs filed a second amended complaint re-alleging their RICO claims.  A hearing date on the motion for class certification has not been set.  We believe the action is without merit, and intend to defend it vigorously.
Regulatory Examinations and Fines

Insurance companies face significant risks related to regulatory investigations and actions.  Regulatory investigations generally result from matters related to sales or underwriting practices, payment of contingent or other sales commissions, claim payments and procedures, product design, product disclosure, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, changing the way cost of insurance charges are calculated for certain life insurance products or recommending unsuitable products to customers.  We are, in the ordinary course of our business, subject to various examinations, inquiries and information requests from state, federal and other authorities.  The ultimate outcome of these regulatory actions cannot be predicted with certainty.  In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of liabilities we have established and we could suffer significant reputational harm as a result of these matters, which could also have a material adverse effect on our business, financial condition, results of operations or cash flows.

The states of Pennsylvania, Illinois, Texas, Florida and Indiana led a multistate examination of the long-term care claims administration and complaint handling practices of Senior Health and Bankers Life, as well as the sales and marketing practices of Bankers Life.  On May 7, 2008, we announced a settlement among the state insurance regulators and Senior Health and Bankers Life.  This examination covered the years 2005, 2006 and 2007.  More than 40 states are parties to the settlement, which included a Senior Health fine of up to $2.3 million, with up to an additional $10 million payable, on the part of either Senior Health and/or Bankers Life, in the event the process improvements and benchmarks are not met.  The process improvement plan is being monitored by the lead states and pursuant to the settlement agreement, the lead states are conducting a re-examination of Bankers Life to confirm compliance with the process improvements and benchmarks.

In October 2008, Conseco Life mailed notice to approximately 12,000 holders of its “Lifetrend” life insurance products to inform them of:  (i) changes to certain NGEs of their policies; and (ii) the fact that certain policyholders who were not paying premiums may have failed to receive a notice that their policy was underfunded and that additional premiums were required in order for the policyholders to maintain their guaranteed cash values.  In December 2008, Conseco Life mailed notice to approximately 16,000 holders of its CIUL3+ universal life policies to inform them of an increase in certain NGEs with respect to their policies.  Prior to or around the time that the notices were sent, Conseco Life had informed the insurance regulators in a number of states, including among others Indiana, Iowa and Florida, of these matters and the planned communication with the impacted policyholders.  Several states initiated regulatory actions and inquiries after the notices were sent by Conseco Life, and Conseco Life agreed to take no further actions with respect to those policies during the pendency of a market conduct examination.

After working with various state insurance regulators to review the terms of the Lifetrend and CIUL3+ policies, Conseco Life reached a settlement in principle with the regulators regarding issues involving these policies. During this regulatory review process, Conseco Life had been allowed to move forward with implementing the NGE changes in its CIUL3+ policies while the regulators continued their review.  Conseco Life had also resumed the administration of its Lifetrend policies with administrative changes in place but did not implement the NGE changes pending execution of the final settlement agreement with the regulators.  On June 30, 2010, we announced that Conseco Life had finalized a regulatory settlement agreement that requires the establishment of a $10 million fund for certain owners of its Lifetrend life insurance products and the payment of a $1 million assessment to participating jurisdictions.  Forty-seven jurisdictions, representing almost 98% percent of the Lifetrend policyholders, have signed the settlement agreement.  Conseco Life has notified consumers of the settlement and the increase in their NGEs.  As previously disclosed, we accrued for the financial impact of the settlement in our consolidated financial statements for year-end 2009.

In August 2011, we were notified of an examination to be done on behalf of a number of states for the purpose of determining compliance with unclaimed property laws by the Company and its subsidiaries.  We are continuing to provide information to the examiners in response to their requests. The number of states currently participating in this examination is 31.

Guaranty Fund Assessments

The balance sheet at December 31, 2011, included: (i) accruals of $25.2 million, representing our estimate of all known assessments that will be levied against the Company's insurance subsidiaries by various state guaranty associations based on premiums written through December 31, 2011; and (ii) receivables of $19.6 million that we estimate will be recovered through a reduction in future premium taxes as a result of such assessments. At December 31, 2010, such guaranty fund assessment accruals were $21.8 million and such receivables were $16.2 million. These estimates are subject to change when the associations determine more precisely the losses that have occurred and how such losses will be allocated among the insurance companies. We recognized expense for such assessments of $2.3 million, $2.4 million and $.3 million in 2011, 2010 and 2009, respectively.

Guarantees

In accordance with the terms of the employment agreements of two of the Company's former chief executive officers, certain wholly-owned subsidiaries of the Company are the guarantors of the former executives' nonqualified supplemental retirement benefits. The liability for such benefits was $24.8 million and $22.6 million at December 31, 2011 and 2010, respectively, and is included in the caption “Other liabilities” in the consolidated balance sheet.

Leases and Certain Other Long-Term Commitments

The Company rents office space, equipment and computer software under noncancellable operating lease agreements. In addition, the Company has entered into certain sponsorship agreements which require future payments. Total expense pursuant to these lease and sponsorship agreements was $43.5 million, $42.8 million and $42.3 million in 2011, 2010 and 2009, respectively. Future required minimum payments as of December 31, 2011, were as follows (dollars in millions):

2012	$48.9
2013	35.6
2014	28.7
2015	22.9
2016	20.2
Thereafter	44.1
Total	$200.4

AGENT DEFERRED COMPENSATION PLAN	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
AGENT DEFERRED COMPENSATION PLAN
AGENT DEFFERED COMPENSATION PLAN

For our agent deferred compensation plan, it is our policy to immediately recognize changes in the actuarial benefit obligation resulting from either actual experience being different than expected or from changes in actuarial assumptions.

One of our insurance subsidiaries has a noncontributory, unfunded deferred compensation plan for qualifying members of its career agency force. Benefits are based on years of service and career earnings. The actuarial measurement date of this deferred compensation plan is December 31. The liability recognized in the consolidated balance sheet for the agents' deferred compensation plan was $136.4 million and $114.4 million at December 31, 2011 and 2010, respectively. Costs incurred on this plan were $26.3 million, $13.0 million and $11.9 million during 2011, 2010 and 2009, respectively (including the recognition of losses of $16.2 million, $3.6 million and $3.3 million in 2011, 2010 and 2009, respectively, primarily resulting from changes in the discount rate assumption used to determine the deferred compensation plan liability to reflect current investment yields). The estimated net loss for the agent deferred compensation plan that will be amortized from accumulated other comprehensive income (loss) into the net periodic benefit cost during 2012 is $3.0 million. We purchased COLI as an investment vehicle to fund the agent deferred compensation plan. The COLI assets are not assets of the agent deferred compensation plan, and as a result, are accounted for outside the plan and are recorded in the consolidated balance sheet as other invested assets. The carrying value of the COLI assets was $103.9 million and $102.7 million at December 31, 2011 and 2010, respectively. Changes in the cash surrender value (which approximates net realizable value) of the COLI assets are recorded as net investment income and totaled $(3.8) million, $5.0 million and $7.1 million in 2011, 2010 and 2009, respectively. We also recognized a death benefit of $2.9 million in 2009.

We used the following assumptions for the deferred compensation plan to calculate:

	2011	2010
Benefit obligations:
Discount rate	4.50%	5.50%
Net periodic cost:
Discount rate	5.50%	5.75%

The discount rate is based on the yield of a hypothetical portfolio of high quality debt instruments which could effectively settle plan benefits on a present value basis as of the measurement date. At December 31, 2011, for our deferred compensation plan for qualifying members of our career agency force, we assumed a 4 percent annual increase in compensation until the participant's normal retirement date (age 65 and completion of five years of service).

The benefits expected to be paid pursuant to our agent deferred compensation plan as of December 31, 2011 were as follows (dollars in millions):

2012	$5.0
2013	5.4
2014	5.9
2015	6.1
2016	6.4
2017 - 2021	37.5

The Company has qualified defined contribution plans for which substantially all employees are eligible. Company contributions, which match certain voluntary employee contributions to the plan, totaled $4.5 million, $4.1 million and $4.2 million in 2011, 2010 and 2009, respectively. Employer matching contributions are discretionary.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

In December 2009, we completed the public offering, including underwriter over-allotments, of 49.5 million shares of our common stock at an offering price of $4.75 per share. The net proceeds to the Company from the offering, after deducting underwriting commissions and discounts and offering expenses totaled $222.7 million. The Company used $161.4 million of the net proceeds from the offering to reduce its indebtedness under its Previous Senior Credit Agreement and the remaining net proceeds were used for general corporate purposes.

In November 2009, we completed the private sale of 16.4 million shares of our common stock and warrants to purchase 5.0 million shares of our common stock to Paulson on behalf of several investment funds and accounts managed by Paulson. The net proceeds to the Company from the private placement, after deducting financial advisory fees and other offering expenses, totaled $73.6 million. The Company used $36.8 million of the net proceeds from the private placement to reduce its indebtedness under its Previous Senior Credit Agreement and used $10.5 million to fund the portion of the settlement of the Tender Offer that was not funded by the issuance of the 7.0% Debentures, as further described in the note to the consolidated financial statements entitled “Notes Payable - Direct Corporate Obligations”. The remaining proceeds were used: (i) to pay a portion of the purchase price of the 3.5% Debentures that were repurchased by us in 2010; and (ii) for general corporate purposes.

In November 2009, concurrently with the completion of the private placement of our common stock and warrants, we entered into an investor rights agreement with Paulson, pursuant to which we granted to Paulson, among other things, certain registration rights with respect to certain securities and certain preemptive rights, and Paulson agreed to, among other things, certain restrictions on transfer of certain securities, certain voting limitations and certain standstill provisions.

The warrants have an exercise price of $6.50 per share of common stock, subject to customary anti-dilution adjustments. Prior to June 30, 2013, the warrants are not exercisable, except under limited circumstances. Commencing on June 30, 2013, the warrants will be exercisable for shares of our common stock at the option of the holder at any time, subject to certain exceptions. The warrants expire on December 30, 2016.

Prior to completing the private placement with Paulson, our board of directors deemed Paulson an “Exempted Entity” and therefore not an “Acquiring Person” for purposes of our Section 382 Rights Agreement, with respect to the 16.4 million shares of common stock, any shares of common stock issued upon exercise of the warrants, any common stock issued upon conversion of the 7.0% Debentures owned by Paulson, as well as the shares of common stock Paulson owned prior to the private placement. In connection with their approval of the Amended Section 382 Rights Agreement on December 6, 2011, our board of directors reaffirmed that Paulson would continue to be deemed an “Exempted Entity” with respect to the CNO securities it owned at that time. See the note to the consolidated financial statements entitled “Income Taxes” for more information on the Section 382 Rights Agreement.

Changes in the number of shares of common stock outstanding were as follows (shares in thousands):

	2011		2010		2009
Balance, beginning of year	251,084		250,786		184,754
Treasury stock purchased and retired	(11,120)		—		—
Issuance of common stock	—		—		65,900
Stock options exercised	862		33		—
Restricted stock vested	479	(a)	265	(a)	132
Balance, end of year	241,305		251,084		250,786

____________________

(a)
In 2011 and 2010, such amount was reduced by 200 thousand shares and 74 thousand shares, respectively, which were tendered for the payment of federal and state taxes owed on the vesting of restricted stock.

In May 2011, the Company announced a common share repurchase program of up to $100.0 million. During 2011, we repurchased 11.1 million shares of common stock for $69.8 million pursuant to the program.

The Company has a long-term incentive plan which permits the grant of CNO incentive or non-qualified stock options, restricted stock awards, stock appreciation rights, performance shares or units and certain other equity-based awards to certain directors, officers and employees of the Company and certain other individuals who perform services for the Company. In April 2009, the shareholders of the Company approved an increase in the number of shares authorized to be issued under the plan to a maximum of 25.8 million shares from 10 million shares. As of December 31, 2011, 11.0 million shares remained available for issuance under the plan. Our stock option awards are generally granted with an exercise price equal to the market price of the Company's stock on the date of grant. For options granted in 2006 and prior years, our stock option awards generally vest on a graded basis over a four year service term and expire ten years from the date of grant. Our stock option awards granted in 2007 through 2009 generally vest on a graded basis over a three year service term and expire five years from the date of grant. Our stock options granted in 2010 and 2011 vest on a graded basis over a three year service term and expire seven years from the date of grant. The vesting periods for our restricted stock awards range from immediate vesting to a period of three years.

A summary of the Company's stock option activity and related information for 2011 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	9,754	$10.87
Options granted	1,262	7.38
Exercised	(862)	2.52		$1.3
Forfeited or terminated	(2,442)	14.35
Outstanding at the end of the year	7,712	10.13	3.1	$31.3
Options exercisable at the end of the year	4,135		1.8	$18.0
Available for future grant	11,044

A summary of the Company's stock option activity and related information for 2010 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	8,560	$11.65
Options granted	1,849	6.43
Exercised	(33)	2.83		$—
Forfeited or terminated	(622)	8.81
Outstanding at the end of the year	9,754	10.87	3.6	$38.3
Options exercisable at the end of the year	4,374		2.9	$24.1
Available for future grant	9,326

A summary of the Company's stock option activity and related information for 2009 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	5,864	$16.94
Options granted	3,219	2.64
Exercised	—	—		$—
Forfeited or terminated	(523)	15.52
Outstanding at the end of the year	8,560	11.65	4.1	$31.6
Options exercisable at the end of the year	2,992		4.4	$19.4
Available for future grant	12,565

We recognized compensation expense related to stock options totaling $.2 million ($.1 million after income taxes) in 2011, $7.1 million ($4.6 million after income taxes) in 2010 and $6.9 million ($4.5 million after income taxes) in 2009. Compensation expense in 2011 was reduced by $7.4 million to reflect the true-up of forfeiture estimates for awards with service conditions. Compensation expense related to stock options reduced both basic and diluted earnings (loss) per share by nil, 2 cents and 2 cents in 2011, 2010 and 2009, respectively. At December 31, 2011, the unrecognized compensation expense for non-vested stock options totaled $6.6 million which is expected to be recognized over a weighted average period of 1.8 years. Cash received from the exercise of stock options was $2.2 million, $.1 million and nil during 2011, 2010 and 2009, respectively.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option valuation model with the following weighted average assumptions:

	2011	2010	2009
	Grants	Grants	Grants
Weighted average risk-free interest rates	2.2%	2.5%	1.6%
Weighted average dividend yields	—%	—%	—%
Volatility factors	107%	105%	108%
Weighted average expected life (in years)	4.8	4.7	3.8
Weighted average fair value per share	$5.68	$4.90	$1.89

The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The dividend yield is based on the Company's history and expectation of dividend payouts. Volatility factors are based on the weekly historical volatility of the Company's common stock equal to the expected life of the option or since our emergence from bankruptcy in September 2003. The expected life is based on the average of the graded vesting period and the contractual terms of the option.

The exercise price was equal to the market price of our stock for all options granted in 2011, 2010 and 2009.

The following table summarizes information about stock options outstanding at December 31, 2011 (shares in thousands):

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Remaining life (in years)	Average exercise price	Number exercisable	Average exercise price
$1.13	405	2.2	$1.13	148	$1.13
$3.05 - $3.11	1,579	2.4	3.05	656	3.05
$4.79 - $6.45	1,353	5.2	6.40	17	5.21
$7.38 - $7.74	1,061	6.2	7.38	—	—
$8.91 - $12.96	1,022	1.2	10.60	1,022	10.60
$14.78 - $21.67	1,887	1.4	19.16	1,887	19.16
$22.42 - $25.45	405	4.5	23.20	405	23.20
	7,712			4,135

During 2011, 2010 and 2009, the Company granted .9 million, 1.0 million and .8 million restricted shares, respectively, of CNO common stock to certain directors, officers and employees of the Company at a weighted average fair value of $6.97 per share, $6.28 per share and $1.67 per share, respectively. The fair value of such grants totaled $6.0 million, $6.2 million and $1.4 million in 2011, 2010 and 2009, respectively. Such amounts are recognized as compensation expense over the vesting period of the restricted stock. A summary of the Company's non-vested restricted stock activity for 2011 is presented below (shares in thousands):

	Shares	Weighted average grant date fair value
Non-vested shares, beginning of year	1,319	$4.65
Granted	862	6.97
Vested	(679)	4.76
Forfeited	(184)	4.73
Non-vested shares, end of year	1,318	6.09

At December 31, 2011, the unrecognized compensation expense for non-vested restricted stock totaled $5.4 million which is expected to be recognized over a weighted average period of 1.8 years. At December 31, 2010, the unrecognized compensation expense for non-vested restricted stock totaled $4.4 million. We recognized compensation expense related to restricted stock awards totaling $4.3 million, $2.5 million and $.9 million in 2011, 2010 and 2009, respectively. The fair value of restricted stock that vested during 2011, 2010 and 2009 was $3.2 million, $1.3 million and $.8 million, respectively.

Authoritative guidance also requires us to estimate the amount of unvested stock-based awards that will be forfeited in future periods and reduce the amount of compensation expense recognized over the applicable service period to reflect this estimate. We periodically evaluate our forfeiture assumptions to more accurately reflect our actual forfeiture experience.

The Company does not currently recognize tax benefits resulting from tax deductions in excess of the compensation expense recognized because of NOLs which are available to offset future taxable income.

In 2011, 2010 and 2009, the Company granted performance shares totaling 416,700, 686,900 and 620,225, respectively, pursuant to its long-term incentive plan to certain officers of the Company. The criteria for payment for such awards are based on certain company-wide performance levels that must be achieved within a specified performance time, each as defined in the award. Unless antidilutive, the diluted weighted average shares outstanding would reflect the number of performance shares expected to be issued, using the treasury stock method.

A summary of the Company's performance shares is presented below (shares in thousands):

	Total shareholder return awards	Operating return on equity awards	Pre-tax operating income awards
Awards outstanding at December 31, 2008	551	367	—
Granted in 2009	—	620	—
Forfeited	(220)	(162)	—
Awards outstanding at December 31, 2009	331	825	—
Granted in 2010	—	—	687
Forfeited	(331)	(270)	(35)
Awards outstanding at December 31, 2010	—	555	652
Granted in 2011	—	—	417
Forfeited	—	(555)	(233)
Awards outstanding at December 31, 2011	—	—	836

The grant date fair value of the operating return on equity awards was $1.9 million in 2009. The grant date fair value of the pre-tax operating income awards was $3.1 million and $4.4 million in 2011 and 2010, respectively. We recognized compensation expense of $2.0 million, $2.2 million and $1.3 million in 2011, 2010 and 2009, respectively, related to the performance shares.

As further discussed in the footnote to the consolidated financial statements entitled “Income Taxes”, the Company's Board of Directors adopted the Section 382 Rights Agreement on January 20, 2009 and amended and extended the Section 382 Rights Agreement on December 6, 2011. The Amended Section 382 Rights Agreement is designed to protect shareholder value by preserving the value of our tax assets primarily associated with NOLs. At the time the Section 382 Rights Agreement was adopted, the Company declared a dividend of one preferred share purchase right (a “Right”) for each outstanding share of common stock. The dividend was payable on January 30, 2009, to the shareholders of record as of the close of business on that date and a Right is also attached to each share of CNO common stock issued after that date. Pursuant to the Amended Section 382 Rights Agreement, each Right entitles the shareholder to purchase from the Company one one-thousandth of a share of Series B Junior Participating Preferred Stock, par value $.01 per share (the “Junior Preferred Stock”) of the Company at a price of $25.00 per one one-thousandth of a share of Junior Preferred Stock. The description and terms of the Rights are set forth in the Amended Section 382 Rights Agreement. The Rights would become exercisable in the event any person or group (subject to certain exemptions) becomes an owner of more than 4.99 percent of the outstanding stock of CNO (a “Threshold Holder”) without the approval of the Board of Directors or an existing shareholder who is currently a Threshold Holder acquires additional shares exceeding one percent of our outstanding shares without prior approval from the Board of Directors.

A reconciliation of net income and shares used to calculate basic and diluted earnings per share is as follows (dollars in millions and shares in thousands):

	2011	2010	2009
Net income for basic earnings per share	$335.7	$240.6	$20.4
Add: interest expense on 7.0% Debentures, net of income taxes	14.7	13.3	1.1
Net income for diluted earnings per share	$350.4	$253.9	$21.5
Shares:
Weighted average shares outstanding for basic earnings per share	247,952	250,973	188,365
Effect of dilutive securities on weighted average shares:
7% Debentures	53,367	49,014	4,281
Stock option and restricted stock plans	2,513	1,871	694
Warrants	249	—	—
Dilutive potential common shares	56,129	50,885	4,975
Weighted average shares outstanding for diluted earnings per share	304,081	301,858	193,340

In August 2005, we completed the private offering of the 3.5% Debentures. For periods in which the 3.5% Debentures were outstanding, the conversion feature of the 3.5% Debentures did not have a dilutive effect because the weighted average market price of our common stock did not exceed the initial conversion price of $26.66. Therefore, the 3.5% Debentures had no effect on our diluted shares outstanding or our diluted earnings per share in 2010 or 2009.

Basic earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding for the period.  Restricted shares (including our performance shares) are not included in basic earnings per share until vested.  Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options and warrants were exercised and restricted stock was vested.  The dilution from options, warrants and restricted shares is calculated using the treasury stock method.  Under this method, we assume the proceeds from the exercise of the options and warrants (or the unrecognized compensation expense with respect to restricted stock) will be used to purchase shares of our common stock at the average market price during the period, reducing the dilutive effect of the exercise of the options and warrants (or the vesting of the restricted stock). Initially, the 7.0% Debentures will be convertible into 182.1494 shares of our common stock for each $1,000 principal amount of 7.0% Debentures, which is equivalent to an initial conversion price of approximately $5.49 per share. The conversion rate is subject to adjustment following the occurrence of certain events in accordance with the terms of the 7.0% Debentures.

OTHER OPERATING STATEMENT DATA	12 Months Ended
Dec. 31, 2011
Other Operating Statement Data [Abstract]
OTHER OPERATING STATEMENT DATA
OTHER OPERATING STATEMENT DATA

Insurance policy income consisted of the following (dollars in millions):

	2011	2010	2009
Direct premiums collected	$4,214.7	$4,252.0	$4,128.1
Reinsurance assumed	87.7	99.4	476.5
Reinsurance ceded	(243.2)	(264.7)	(185.7)
Premiums collected, net of reinsurance	4,059.2	4,086.7	4,418.9
Change in unearned premiums	17.2	2.9	(2.1)
Less premiums on universal life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,693.5)	(1,730.1)	(1,668.9)
Premiums on traditional products with mortality or morbidity risk	2,382.9	2,359.5	2,747.9
Fees and surrender charges on interest-sensitive products	307.6	310.5	345.7
Insurance policy income	$2,690.5	$2,670.0	$3,093.6

The four states with the largest shares of 2011 collected premiums were Florida (7.9 percent), California (6.9 percent), Texas (6.5 percent) and Pennsylvania (6.2 percent). No other state accounted for more than five percent of total collected premiums.

Other operating costs and expenses were as follows (dollars in millions):

	2011	2010	2009
Commission expense	$131.7	$130.9	$149.5
Salaries and wages	167.6	175.6	173.5
Other	405.2	383.8	394.5
Total other operating costs and expenses	$704.5	$690.3	$717.5

Changes in the present value of future profits were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$1,008.6	$1,175.9	$1,477.8
Amortization	(113.7)	(139.0)	(177.5)
Effect of reinsurance transactions	—	—	(24.1)
Amounts related to fair value adjustment of fixed maturities, available for sale	(197.2)	(28.3)	(100.3)
Balance, end of year	$697.7	$1,008.6	$1,175.9

Based on current conditions and assumptions as to future events on all policies inforce, the Company expects to amortize approximately 13 percent of the December 31, 2011 balance of the present value of future profits in 2012, 11 percent in 2013, 9 percent in 2014, 8 percent in 2015 and 7 percent in 2016. The discount rate used to determine the amortization of the present value of future profits averaged approximately 5 percent in the years ended December 31, 2011, 2010 and 2009.

In accordance with authoritative guidance, we are required to amortize the present value of future profits in relation to estimated gross profits for universal life products and investment-type products. Such guidance also requires that estimates of expected gross profits used as a basis for amortization be evaluated regularly, and that the total amortization recorded to date be adjusted by a charge or credit to the statement of operations, if actual experience or other evidence suggests that earlier estimates should be revised.

Changes in deferred acquisition costs were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$999.6	$1,063.0	$1,123.2
Additions	216.7	231.8	217.1
Amortization	(183.7)	(186.0)	(167.8)
Effect of reinsurance transactions	—	—	(35.5)
Amounts related to fair value adjustment of fixed maturities, available for sale	(235.5)	(98.5)	(74.0)
Other adjustments	—	(10.7)	—
Balance, end of year	$797.1	$999.6	$1,063.0

CONSOLIDATED STATEMENT CASH FLOWS	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
CONSOLIDATED STATEMENT OF CASH FLOWS
CONSOLIDATED STATEMENT OF CASH FLOWS

The following disclosures supplement our consolidated statement of cash flows.

The following reconciles net income to net cash provided by operating activities (dollars in millions):

	2011	2010	2009
Cash flows from operating activities:
Net income	$335.7	$240.6	$20.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	323.6	346.5	373.5
Income taxes	(32.9)	(16.1)	44.2
Insurance liabilities	346.4	437.6	421.4
Accrual and amortization of investment income	64.5	(62.0)	(125.4)
Deferral of policy acquisition costs	(216.7)	(225.2)	(217.1)
Net realized investment (gains) losses	(61.8)	(30.2)	60.5
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other	12.6	36.0	12.0
Net cash provided by operating activities	$774.8	$734.0	$611.7

Non-cash items not reflected in the investing and financing activities sections of the consolidated statement of cash flows (dollars in millions):

	2011	2010	2009
Stock option and restricted stock plans	$5.2	$11.4	$9.1
Change in securities lending collateral	—	103.7	223.1
Change in securities lending payable	—	(103.7)	(223.1)

STATUTORY INFORMATION	12 Months Ended
Dec. 31, 2011
Statutory Information [Abstract]
STATUTORY INFORMATION (BASED ON NON-GAAP MEASURES)
STATUTORY INFORMATION (BASED ON NON-GAAP MEASURES)

Statutory accounting practices prescribed or permitted by regulatory authorities for the Company's insurance subsidiaries differ from GAAP. The Company's insurance subsidiaries reported the following amounts to regulatory agencies, after appropriate elimination of intercompany accounts among such subsidiaries (dollars in millions):

	2011	2010
Statutory capital and surplus	$1,578.1	$1,525.1
Asset valuation reserve	168.4	71.3
Interest maintenance reserve	552.0	428.1
Total	$2,298.5	$2,024.5

Statutory capital and surplus included investments in upstream affiliates of $52.4 million at both December 31, 2011 and 2010, which was eliminated in the consolidated financial statements prepared in accordance with GAAP.

Statutory earnings build the capital required by ratings agencies and regulators. Statutory earnings, fees and interest paid by the insurance companies to the parent company create the “cash flow capacity” the parent company needs to meet its obligations, including debt service. The consolidated statutory net income (a non-GAAP measure) of our insurance subsidiaries was $366.8 million, $181.9 million and $77.5 million in 2011, 2010 and 2009, respectively. Included in such net income were net realized capital gains (losses), net of income taxes, of $3.7 million, $(79.6) million and $(186.5) million in 2011, 2010 and 2009, respectively. In addition, such net income included pre-tax amounts for fees and interest to CNO or its non-life subsidiaries totaling $147.7 million, $132.4 million and $137.1 million in 2011, 2010 and 2009, respectively.

Insurance regulators may prohibit the payment of dividends or other payments by our insurance subsidiaries to parent companies if they determine that such payment could be adverse to our policyholders or contract holders. Otherwise, the ability of our insurance subsidiaries to pay dividends is subject to state insurance department regulations. Insurance regulations generally permit dividends to be paid from statutory earned surplus of the insurance company without regulatory approval for any 12-month period in amounts equal to the greater of (or in a few states, the lesser of): (i) statutory net gain from operations or statutory net income for the prior year; or (ii) 10 percent of statutory capital and surplus as of the end of the preceding year, excluding $80.4 million of additional surplus recognized due to temporary modifications in statutory prescribed practices related to certain deferred tax assets. This type of dividend is referred to as an “ordinary dividend”. Any dividend in excess of these levels requires the approval of the director or commissioner of the applicable state insurance department and is referred to as an “extraordinary dividend”. During 2011, our insurance subsidiaries paid extraordinary dividends of $235.0 million to CDOC, Inc. (“CDOC”) (our wholly owned subsidiary and a guarantor under the Senior Secured Credit Agreement) (which is the immediate parent of Washington National, Conseco Life and Conseco Life Insurance Company of Texas). Also, during 2011, CDOC made no capital contributions to our insurance subsidiaries, however, a $26.0 million capital contribution was accrued at December 31, 2011, and paid in February 2012.

Each of the immediate subsidiaries of CDOC have negative earned surplus at December 31, 2011. Accordingly, any dividend payments from these subsidiaries require the approval of the director or commissioner of the applicable state insurance department. The payment of interest on surplus debentures requires either prior written notice or approval of the director or commissioner of the applicable state insurance department. Dividends and other payments from our non-insurance subsidiaries to CNO or CDOC do not require approval by any regulatory authority or other third party.

In accordance with an order from the Florida Office of Insurance Regulation, Washington National may not distribute funds to any affiliate or shareholder without prior notice to the Florida Office of Insurance Regulation. In addition, the RBC and other capital requirements described below can also limit, in certain circumstances, the ability of our insurance subsidiaries to pay dividends.

RBC requirements provide a tool for insurance regulators to determine the levels of statutory capital and surplus an insurer must maintain in relation to its insurance and investment risks and the need for possible regulatory attention. The RBC requirements provide four levels of regulatory attention, varying with the ratio of the insurance company's total adjusted capital (defined as the total of its statutory capital and surplus, AVR and certain other adjustments) to its RBC (as measured on December 31 of each year) as follows: (i) if a company's total adjusted capital is less than 100 percent but greater than or equal to 75 percent of its RBC, the company must submit a comprehensive plan to the regulatory authority proposing corrective actions aimed at improving its capital position (the “Company Action Level”); (ii) if a company's total adjusted capital is less than 75 percent but greater than or equal to 50 percent of its RBC, the regulatory authority will perform a special examination of the company and issue an order specifying the corrective actions that must be taken; (iii) if a company's total adjusted capital is less than 50 percent but greater than or equal to 35 percent of its RBC, the regulatory authority may take any action it deems necessary, including placing the company under regulatory control; and (iv) if a company's total adjusted capital is less than 35 percent of its RBC, the regulatory authority must place the company under its control. In addition, the RBC requirements provide for a trend test if a company's total adjusted capital is between 100 percent and 125 percent of its RBC at the end of the year. The trend test calculates the greater of the decrease in the margin of total adjusted capital over RBC: (i) between the current year and the prior year; and (ii) for the average of the last 3 years. It assumes that such decrease could occur again in the coming year. Any company whose trended total adjusted capital is less than 95 percent of its RBC would trigger a requirement to submit a comprehensive plan as described above for the Company Action Level. In 2011, the NAIC approved an increase in the RBC requirements that would subject a company to the trend test if a company's total adjusted capital is between 100 percent and 150 percent of its RBC at the end of the year (previously between 100 percent and 125 percent). However, this change will require the states to modify their RBC law before it becomes effective for their domiciled insurance companies.

In addition, although we are under no obligation to do so, we may elect to contribute additional capital to strengthen the surplus of certain insurance subsidiaries. Any election regarding the contribution of additional capital to our insurance subsidiaries could affect the ability of our insurance subsidiaries to pay dividends to the holding company. The ability of our insurance subsidiaries to pay dividends is also impacted by various criteria established by rating agencies to maintain or receive higher ratings and by the capital levels that we target for our insurance subsidiaries.

At December 31, 2011, the consolidated RBC ratio of our insurance subsidiaries exceeded the minimum RBC requirement included in our Senior Secured Credit Agreement. See the note to the consolidated financial statements entitled “Notes Payable - Direct Corporate Obligations” for further discussion of various financial ratios and balances we are required to maintain. We calculate the consolidated RBC ratio by assuming all of the assets, liabilities, capital and surplus and other aspects of the business of our insurance subsidiaries are combined together in one insurance subsidiary, with appropriate intercompany eliminations.

BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
BUSINESS SEGMENTS
BUSINESS SEGMENTS

The Company manages its business through the following operating segments: Bankers Life, Washington National and Colonial Penn, which are defined on the basis of product distribution; Other CNO Business, comprised primarily of products we no longer sell actively; and corporate operations, comprised of holding company activities and certain noninsurance company businesses.

We measure segment performance by excluding realized investment gains (losses) and fair value changes in embedded derivative liabilities because we believe that this performance measure is a better indicator of the ongoing business and trends in our business.  Our primary investment focus is on investment income to support our liabilities for insurance products as opposed to the generation of realized investment gains (losses), and a long-term focus is necessary to maintain profitability over the life of the business.

Realized investment gains (losses) and fair value changes in embedded derivative liabilities depend on market conditions and do not necessarily relate to the underlying business of our segments.  Realized investment gains (losses) and fair value changes in embedded derivative liabilities may affect future earnings levels since our underlying business is long-term in nature and changes in our investment portfolio may impact our ability to earn the assumed interest rates needed to maintain the profitability of our business.
Operating information by segment was as follows (dollars in millions):

	2011	2010	2009
Revenues:
Bankers Life:
Insurance policy income:
Annuities	$33.4	$39.5	$41.4
Health	1,347.3	1,366.0	1,711.7
Life	231.7	190.7	206.1
Net investment income (a)	766.3	758.9	678.1
Fee revenue and other income (a)	13.8	12.8	10.2
Total Bankers Life revenues	2,392.5	2,367.9	2,647.5
Washington National:
Insurance policy income:
Health	565.7	559.3	563.2
Life	15.6	16.8	29.4
Other	3.8	4.9	5.3
Net investment income (a)	189.5	185.4	188.9
Fee revenue and other income (a)	1.0	1.1	1.5
Total Washington National revenues	775.6	767.5	788.3
Colonial Penn:
Insurance policy income:
Health	5.9	6.8	8.1
Life	197.1	188.1	188.0
Net investment income (a)	41.1	39.3	38.7
Fee revenue and other income (a)	.9	.7	.9
Total Colonial Penn revenues	245.0	234.9	235.7
Other CNO Business:
Insurance policy income:
Annuities	12.2	12.9	29.5
Health	27.7	29.9	32.1
Life	248.4	252.5	275.8
Other	1.7	2.6	3.0
Net investment income (a)	344.1	364.6	371.9
Total Other CNO Business revenues	634.1	662.5	712.3
Corporate operations:
Net investment income	13.1	18.7	15.1
Fee and other income	2.5	2.2	3.0
Total corporate revenues	15.6	20.9	18.1
Total revenues	4,062.8	4,053.7	4,401.9

(continued on next page)

(continued from previous page)

	2011	2010	2009
Expenses:
Bankers Life:
Insurance policy benefits	$1,570.1	$1,607.3	$1,905.0
Amortization	206.3	207.9	209.9
Interest expense on investment borrowings	4.8	1.0	—
Other operating costs and expenses	320.4	314.2	329.5
Total Bankers Life expenses	2,101.6	2,130.4	2,444.4
Washington National:
Insurance policy benefits	464.5	450.6	467.0
Amortization	44.9	46.6	45.2
Interest expense on investment borrowings	.7	—	—
Other operating costs and expenses	169.4	169.9	175.2
Total Washington National expenses	679.5	667.1	687.4
Colonial Penn:
Insurance policy benefits	150.1	144.8	143.0
Amortization	15.0	12.5	17.6
Other operating costs and expenses	84.6	73.4	64.8
Total Colonial Penn expenses	249.7	230.7	225.4
Other CNO Business:
Insurance policy benefits	479.9	521.0	551.7
Amortization	39.8	48.7	76.2
Interest expense on investment borrowings	20.3	20.0	20.5
Other operating costs and expenses	78.8	82.0	104.9
Total Other CNO Business expenses	618.8	671.7	753.3
Corporate operations:
Interest expense on corporate debt	76.3	79.3	84.7
Interest expense on borrowings of variable interest entities	11.8	12.9	12.7
Interest expense on investment borrowings	.2	—	—
Loss on extinguishment of debt	3.4	6.8	22.2
Other operating costs and expenses	51.3	50.8	43.1
Total corporate expenses	143.0	149.8	162.7
Total expenses	3,792.6	3,849.7	4,273.2
Income (loss) before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes:
Bankers Life	290.9	237.5	203.1
Washington National	96.1	100.4	100.9
Colonial Penn	(4.7)	4.2	10.3
Other CNO Business	15.3	(9.2)	(41.0)
Corporate operations	(127.4)	(128.9)	(144.6)
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes	$270.2	$204.0	$128.7
___________________

(a)	It is not practicable to provide additional components of revenue by product or services.

A reconciliation of segment revenues and expenses to consolidated revenues and expenses is as follows (dollars in millions):

	2011	2010	2009
Total segment revenues	$4,062.8	$4,053.7	$4,401.9
Net realized investment gains (losses)	61.8	30.2	(60.5)
Consolidated revenues	$4,124.6	$4,083.9	$4,341.4

Total segment expenses	$3,792.6	$3,849.7	$4,273.2
Insurance policy benefits - fair value changes in embedded derivative liabilities (a)	34.4	—	—
Amortization related to fair value changes in embedded derivative liabilities (a)	(14.0)	—	—
Amortization related to net realized investment gains (losses)	5.4	9.3	(3.6)
Consolidated expenses	$3,818.4	$3,859.0	$4,269.6

____________

(a)
Prior to June 30, 2011, we maintained a specific block of investments in our trading securities account (which we carried at estimated fair value with changes in such value recognized as investment income from policyholder and reinsurer accounts and other special-purpose portfolios) to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products.  During the second quarter of 2011, we sold this trading portfolio, which resulted in $20.4 million of decreased earnings since the volatility caused by the accounting requirements to record embedded options at fair value were no longer being offset.

Segment balance sheet information was as follows (dollars in millions):

	2011	2010
Assets:
Bankers Life	$16,800.0	$15,823.1
Washington National	4,360.4	3,978.9
Colonial Penn	879.2	885.2
Other CNO Business	8,964.9	8,990.6
Corporate operations	1,917.4	1,717.1
Total assets	$32,921.9	$31,394.9
Liabilities:
Bankers Life	$14,757.1	$14,083.3
Washington National	3,449.1	3,170.7
Colonial Penn	742.4	733.9
Other CNO Business	7,857.8	8,152.1
Corporate operations	1,501.7	1,443.3
Total liabilities	$28,308.1	$27,583.3

The following table presents selected financial information of our segments (dollars in millions):

Segment	Present value of future profits	Deferred acquisition costs	Insurance liabilities
2011
Bankers Life	$201.8	$491.0	$13,720.4
Washington National	402.0	142.3	2,954.7
Colonial Penn	72.6	51.5	725.5
Other CNO Business	21.3	112.3	7,296.9
Total	$697.7	$797.1	$24,697.5
2010
Bankers Life	$467.2	$662.3	$13,065.8
Washington National	426.9	126.8	2,979.2
Colonial Penn	81.7	48.5	717.8
Other CNO Business	32.8	162.0	7,725.7
Total	$1,008.6	$999.6	$24,488.5

QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

We compute earnings per common share for each quarter independently of earnings per share for the year. The sum of the quarterly earnings per share may not equal the earnings per share for the year because of: (i) transactions affecting the weighted average number of shares outstanding in each quarter; and (ii) the uneven distribution of earnings during the year. Quarterly financial data (unaudited) were as follows (dollars in millions, except per share data):

2011	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,049.2	$1,032.0	$992.3	$1,051.1
Income before income taxes	$70.4	$71.8	$61.7	$102.3
Income tax expense (benefit)	25.0	25.4	(117.8)	37.9
Net income	$45.4	$46.4	$179.5	$64.4
Income per common share:
Basic:
Net income	$.18	$.18	$.73	$.27
Diluted:
Net income	$.16	$.16	$.61	$.23

2010	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,002.4	$953.2	$1,052.5	$1,075.8
Income before income taxes	$31.1	$31.6	$60.4	$101.8
Income tax expense (benefit)	11.3	11.5	21.8	(60.3)
Net income	$19.8	$20.1	$38.6	$162.1
Income per common share:
Basic:
Net income	$.08	$.08	$.15	$.65
Diluted:
Net income	$.08	$.08	$.14	$.54

INVESTMENTS IN VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
Investments in Variable Interest Entities [Abstract]
INVESTMENTS IN VARIABLE INTEREST ENTITIES
INVESTMENTS IN VARIABLE INTEREST ENTITIES

Effective January 1, 2010, the Company adopted authoritative guidance that requires an entity to perform a qualitative analysis to determine whether a primary beneficiary interest is held in a VIE.  The guidance also requires ongoing reassessments to determine whether a primary beneficiary interest is held.  Based on our assessment, we concluded that we were the primary beneficiary with respect to certain VIEs, which are consolidated in our financial statements.  The following is a description of our significant investments in VIEs.

All of the VIEs are collateralized loan trusts that were established to issue securities and use the proceeds to principally invest in corporate loans and other permitted investments (including a new VIE which was consolidated in the second quarter of 2011, as further discussed below).  The assets held by the trusts are legally isolated and not available to the Company.  The liabilities of the VIEs are expected to be satisfied from the cash flows generated by the underlying loans, not from the assets of the Company.  Repayment of the remaining principal balance of the borrowings of the VIEs is based on available cash flows from the assets.  The Company has no further commitments to the VIEs.

In the second quarter of 2011, one of the VIEs was liquidated and its obligations were repaid pursuant to the priority of payments as defined in the indenture of the VIE. Such liquidation did not have a material effect on our consolidated financial statements. In addition, in the second quarter of 2011, certain of our insurance subsidiaries invested in the formation of a new VIE which has been consolidated in our financial statements.

Certain of our insurance subsidiaries are noteholders of the VIEs.  Another subsidiary of the Company is the investment manager for the VIEs.  As such, it has the power to direct the most significant activities of the VIEs which materially impacts the economic performance of the VIEs.

The following table provides supplemental information about the assets and liabilities of the VIEs which have been consolidated in accordance with authoritative guidance (dollars in millions):

	December 31, 2011
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$496.3	$—	$496.3
Notes receivable of VIEs held by insurance subsidiaries	—	(45.3)	(45.3)
Cash and cash equivalents held by variable interest entities	74.4	—	74.4
Accrued investment income	1.7	—	1.7
Income tax assets, net	6.8	(1.4)	5.4
Other assets	7.7	—	7.7
Total assets	$586.9	$(46.7)	$540.2
Liabilities:
Other liabilities	$30.3	$(.1)	$30.2
Borrowings related to variable interest entities	519.9	—	519.9
Notes payable of VIEs held by insurance subsidiaries	49.3	(49.3)	—
Total liabilities	$599.5	$(49.4)	$550.1

	December 31, 2010
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$420.9	$—	$420.9
Notes receivable of VIEs held by insurance subsidiaries	—	(96.8)	(96.8)
Cash and cash equivalents held by variable interest entities	26.8	—	26.8
Accrued investment income	1.4	(4.8)	(3.4)
Income tax assets, net	20.9	(6.5)	14.4
Other assets	15.9	—	15.9
Total assets	$485.9	$(108.1)	$377.8
Liabilities:
Other liabilities	$22.0	$(4.6)	$17.4
Borrowings related to variable interest entities	386.9	—	386.9
Notes payable of VIEs held by insurance subsidiaries	115.6	(115.6)	—
Total liabilities	$524.5	$(120.2)	$404.3

The following table provides supplemental information about the revenues and expenses of the VIEs which have been consolidated in accordance with authoritative guidance, after giving effect to the elimination of our investment in the VIEs and investment management fees earned by a subsidiary of the Company (dollars in millions):

	2011	2010	2009
Revenues:
Net investment income – policyholder and reinsurer accounts and other special-purpose portfolios	$18.8	$20.1	$13.4
Fee revenue and other income	1.2	.6	.3
Total revenues	20.0	20.7	13.7
Expenses:
Interest expense	11.8	12.9	12.7
Other operating expenses	.7	.6	.2
Total expenses	12.5	13.5	12.9
Income before net realized investment losses and income taxes	7.5	7.2	.8
Net realized investment losses	(1.3)	(3.7)	(14.2)
Income (loss) before income taxes	$6.2	$3.5	$(13.4)

The investment portfolios held by the VIEs are primarily comprised of corporate fixed maturity securities which are almost entirely rated as below-investment grade securities.  At December 31, 2011, such securities had an amortized cost of $502.5 million; gross unrealized gains of $1.5 million; gross unrealized losses of $7.7 million; and an estimated fair value of $496.3 million.

The following table sets forth the amortized cost and estimated fair value of the investments held by the VIEs at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$271.9	$267.8
Due after five years through ten years	230.6	228.5
Total	$502.5	$496.3

The following table summarizes the carrying values of the investments held by the VIEs by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Cable/media	$66.0	13.3%	$.9	11.2%
Healthcare/pharmaceuticals	60.0	12.1	1.8	23.1
Technology	46.8	9.4	.5	6.1
Food/beverage	37.5	7.6	.3	3.6
Autos	31.1	6.3	.2	3.0
Brokerage	20.5	4.1	.3	3.9
Consumer products	20.1	4.1	.7	8.6
Gaming	19.6	3.9	.2	2.5
Retail	18.4	3.7	.1	1.5
Chemicals	17.1	3.4	.2	2.0
Insurance	16.5	3.3	.2	2.0
Telecom	16.1	3.2	.2	3.0
Paper	15.6	3.1	.1	1.8
Capital goods	14.8	3.0	.2	2.0
Entertainment/hotels	14.7	3.0	.7	9.8
Aerospace/defense	12.8	2.6	.1	1.1
Transportation	7.0	1.4	.1	1.7
Real estate/REITs	6.8	1.4	.1	1.7
Building materials	6.8	1.4	—	.7
Metals and mining	6.0	1.2	—	—
Other	42.1	8.5	.8	10.7
Total	$496.3	100.0%	$7.7	100.0%

The following table sets forth the amortized cost and estimated fair value of those investments held by the VIEs with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$207.7	$202.6
Due after five years through ten years	182.9	180.3
Total	$390.6	$382.9

There were no investments held by the VIEs rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis as of December 31, 2011.

During 2011, we recognized net realized investment losses on the VIE investments of $1.3 million, which were comprised of $3.0 million of net gains from the sales of fixed maturities, and $4.3 million of writedowns of investments for other than temporary declines in fair value recognized through net income.  During 2010, we recognized net realized investment losses on the VIE investments of $3.7 million, which were comprised of $.4 million of net losses from the sales of fixed maturities, and $3.3 million of writedowns of investments for other than temporary declines in fair value recognized through net income. During 2009, we recognized net realized investment losses on the VIE investments of $14.2 million, which were comprised of $.7 million of net losses from the sales of fixed maturities, and $13.5 million of writedowns of investments for other than temporary declines in fair value recognized through net income.

At December 31, 2011, there were no investments held by the VIEs that were in default.

During 2011, $27.5 million of investments held by the VIEs were sold which resulted in gross investment losses (before income taxes) of $2.7 million. There were no investments sold at a loss during 2011 which had been continuously in an unrealized loss position exceeding 20 percent of the amortized cost basis prior to the sale.

At December 31, 2011, the VIEs held:  (i) investments with a fair value of $349.9 million and gross unrealized losses of $6.0 million that had been in an unrealized loss position for less than twelve months; and (ii) investments with a fair value of $33.0 million and gross unrealized losses of $1.7 million that had been in an unrealized loss position for greater than twelve months.

The investments held by the VIEs are evaluated for other-than-temporary declines in fair value in a manner that is consistent with the Company’s fixed maturities, available for sale.

In addition, the Company, in the normal course of business, makes passive investments in structured securities issued by VIEs for which the Company is not the investment manager.  These structured securities include asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, residential mortgage-backed securities and collateralized mortgage obligations.  Our maximum exposure to loss on these securities is limited to our cost basis in the investment.  We have determined that we are not the primary beneficiary of these structured securities due to the relative size of our investment in comparison to the total principal amount of the individual structured securities and the level of credit subordination which reduces our obligation to absorb gains or losses.

At December 31, 2011, we hold investments in various limited partnerships, in which we are not the primary beneficiary, totaling $19.3 million (classified as other invested assets).  At December 31, 2011, we had unfunded commitments to these partnerships of $19.8 million.  Our maximum exposure to loss on these investments is limited to the amount of our investment.

SCHEDULE II	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Registrant (Parent Company)
Condensed Financial Information of Registrant (Parent Company)

Balance Sheet
as of December 31, 2011 and 2010
(Dollars in millions)

ASSETS
	2011	2010
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $93.3; 2010 - $-)	$93.5	$—
Cash and cash equivalents - unrestricted	70.2	160.0
Cash and cash equivalents - restricted	26.0	—
Equity securities at fair value (cost: 2011 - $18.7; 2010 - $-)	17.9	—
Trading securities	16.5	—
Other invested assets	28.6	.2
Investment in wholly-owned subsidiaries (eliminated in consolidation)	5,488.6	4,848.3
Receivable from subsidiaries (eliminated in consolidation)	4.1	2.3
Other assets	19.1	20.5
Total assets	$5,764.5	$5,031.3

LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Notes payable	$857.9	$998.5
Payable to subsidiaries (eliminated in consolidation)	84.6	78.3
Income tax liabilities, net	100.2	87.2
Investment borrowings	24.8	—
Other liabilities	83.2	55.7
Total liabilities	1,150.7	1,219.7
Commitments and Contingencies
Shareholders' equity:
Common stock and additional paid-in capital ($.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2011 - 241,304,503; 2010 - 251,084,174)	4,364.3	4,426.7
Accumulated other comprehensive income (loss)	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6
Total liabilities and shareholders' equity	$5,764.5	$5,031.3

The accompanying notes are an integral part
of the consolidated financial statements.

CNO FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE II

Condensed Financial Information of Registrant (Parent Company)

Statement of Operations
for the years ended December 31, 2011, 2010 and 2009
(Dollars in millions)

	2011	2010	2009
Revenues:
Net investment losses	$(4.0)	$—	$—
Net realized investment gains (losses)	1.0	—	(.2)
Investment income from subsidiaries (eliminated in consolidation)	.2	—	—
Total revenues	(2.8)	—	(.2)
Expenses:
Interest expense on notes payable	76.3	79.3	84.7
Intercompany expenses (eliminated in consolidation)	.3	1.3	2.4
Operating costs and expenses	53.8	49.3	45.6
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Total expenses	133.8	136.7	154.9
Loss before income taxes and equity in undistributed earnings of subsidiaries	(136.6)	(136.7)	(155.1)
Income tax benefit on period income	(42.2)	(50.8)	(57.8)
Loss before equity in undistributed earnings of subsidiaries	(94.4)	(85.9)	(97.3)
Equity in undistributed earnings of subsidiaries (eliminated in consolidation)	430.1	326.5	117.7
Net income	$335.7	$240.6	$20.4

The accompanying notes are an integral part
of the consolidated financial statements.
CNO FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE II

Condensed Financial Information of Registrant (Parent Company)

Statement of Cash Flows
for the years ended December 31, 2011, 2010 and 2009
(Dollars in millions)

	2011	2010	2009
Cash flows used by operating activities	$(85.5)	$(119.1)	$(110.7)
Cash flows from investing activities:
Sales of investments	1,422.9	—	—
Sales of investments - affiliated*	10.0	—	—
Purchases of investments	(1,569.5)	—	—
Purchases of investments - affiliated*	(10.0)	—	—
Net purchases of trading securities	(16.5)	—	—
Dividends received from consolidated subsidiary, net of capital contributions*	236.0	26.6	—
Change in restricted cash	(26.0)	—	—
Net cash provided by investing activities	46.9	26.6	—
Cash flows from financing activities:
Issuance of notes payable, net	—	756.1	172.0
Payments on notes payable	(144.8)	(793.6)	(461.2)
Issuance of common stock	2.2	—	296.3
Payments to repurchase common stock	(69.8)	—	—
Expenses related to debt modification or extinguishment of debt	—	—	(14.7)
Investment borrowings	24.8	—	—
Issuance of notes payable to affiliates*	169.7	177.0	266.9
Payments on notes payable to affiliates*	(33.3)	(32.3)	(59.8)
Net cash provided (used) by financing activities	(51.2)	107.2	199.5
Net increase (decrease) in cash and cash equivalents	(89.8)	14.7	88.8
Cash and cash equivalents, beginning of the year	160.0	145.3	56.5
Cash and cash equivalents, end of the year	$70.2	$160.0	$145.3

* Eliminated in consolidation

The accompanying notes are an integral part
of the consolidated financial statements.

CNO FINANCIAL GROUP, INC. AND SUBSIDIARIES

SCHEDULE II

Notes to Condensed Financial Information

1. Basis of Presentation

The condensed financial information should be read in conjunction with the consolidated financial statements of CNO Financial Group, Inc. The condensed financial information includes the accounts and activity of the parent company.

SCHEDULE IV	12 Months Ended
Dec. 31, 2011
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Reinsurance

	2011	2010	2009
Life insurance inforce:
Direct	$56,540.1	$59,388.5	$61,814.4
Assumed	349.3	374.2	403.5
Ceded	(13,616.9)	(14,800.9)	(16,461.5)
Net insurance inforce	$43,272.5	$44,961.8	$45,756.4
Percentage of assumed to net	.8%	.8%	.9%

	2011	2010	2009
Insurance policy income:
Direct	$2,540.6	$2,525.5	$2,451.8
Assumed	80.4	92.6	475.5
Ceded	(238.1)	(258.6)	(179.4)
Net premiums	$2,382.9	$2,359.5	$2,747.9
Percentage of assumed to net	3.4%	3.9%	17.3%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Investments
We classify our fixed maturity securities into one of three categories: (i) “available for sale” (which we carry at estimated fair value with any unrealized gain or loss, net of tax and related adjustments, recorded as a component of shareholders’ equity); (ii) “trading” (which we carry at estimated fair value with changes in such value recognized as net investment income (classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios)); or (iii) “held to maturity” (which we carry at amortized cost).  We had no fixed maturity securities classified as held to maturity during the periods presented in these financial statements.

Equity securities include investments in common stock and non-redeemable preferred stock. We carry these investments at estimated fair value. We record any unrealized gain or loss, net of tax and related adjustments, as a component of shareholders' equity. When declines in value considered to be other than temporary occur, we reduce the amortized cost to estimated fair value and recognize a loss in the statement of operations.

Mortgage loans held in our investment portfolio are carried at amortized unpaid balances, net of provisions for estimated losses. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Payment terms specified for mortgage loans may include a prepayment penalty for unscheduled payoff of the investment. Prepayment penalties are recognized as investment income when received.

Policy loans are stated at current unpaid principal balances.

Trading securities include: (i) investments purchased with the intent of selling in the near term to generate income on price changes; and (ii) investments supporting insurance liabilities (including investments backing the market strategies of our multibucket annuity products) and certain reinsurance agreements. The change in fair value of these securities is recognized in income from policyholder and reinsurer accounts and other special-purpose portfolios (a component of net investment income). Investment income from trading securities backing insurance liabilities and certain reinsurance agreements is substantially offset by the change in insurance policy benefits related to certain products and agreements.  Prior to June 30, 2011, certain of our trading securities were held to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products.  During the second quarter of 2011, we sold this trading portfolio and invested the proceeds in higher yielding investments. See the section of this note entitled “Accounting for Derivatives” for further discussion regarding these embedded derivatives.  Our trading securities totaled $91.6 million and $372.6 million at December 31, 2011 and 2010, respectively.

Other invested assets include: (i) certain call options purchased in an effort to offset or hedge the effects of certain policyholder benefits related to our fixed index annuity and life insurance products; (ii) Company-owned life insurance ("COLI"); and (iii) certain non-traditional investments. We carry the call options at estimated fair value as further described in the section of this note entitled “Accounting for Derivatives”. We carry COLI at its cash surrender value which approximates its net realizable value. Non-traditional investments include investments in certain limited partnerships, which are accounted for using the equity method; promissory notes, which are accounted for using the cost method; and investments in certain hedge funds that are carried at estimated fair value.

We defer any fees received or costs incurred when we originate investments. We amortize fees, costs, discounts and premiums as yield adjustments over the contractual lives of the investments without anticipation of prepayments. We consider anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

When we sell a security (other than trading securities), we report the difference between the sale proceeds and amortized cost (determined based on specific identification) as a realized investment gain or loss.

We regularly evaluate our investments for possible impairment as further described in the note to the consolidated financial statements entitled “Investments”.

When a security defaults (including mortgage loans) or securities (other than structured securities) are other-than-temporarily impaired, our policy is to discontinue the accrual of interest and eliminate all previous interest accruals, if we determine that such amounts will not be ultimately realized in full.

Cash and Cash Equivalents
Cash and Cash Equivalents

Cash and cash equivalents include commercial paper, invested cash and other investments purchased with original maturities of less than three months. We carry them at amortized cost, which approximates estimated fair value.

Deferred Acquisition Costs	Deferred Acquisition Costs Deferred acquisition costs are discussed under the caption "Recently Issued Accounting Standards - Accounting Standard Adopted on a Retrospective Basis".
Present Value of Future Profits
Present Value of Future Profits

The value assigned to the right to receive future cash flows from policyholder insurance contracts existing at the Effective Date is referred to as the present value of future profits.  The discount rate we used to determine the present value of future profits was 12 percent. We also defer renewal commissions paid in excess of ultimate commission levels related to the existing policies in this account.  The balance of this account is amortized and evaluated for recovery in the same manner as described above for deferred acquisition costs.  We also adjust the present value of future profits for the change in amortization that would have been recorded if the fixed maturity securities, available for sale, had been sold at their stated aggregate fair value and the proceeds reinvested at current yields, similar to the manner described above for deferred acquisition costs.  We limit the total adjustment related to the impact of unrealized losses to the total present value of future profits plus interest.

Assets Held in Separate Accounts

Assets Held in Separate Accounts

Separate accounts are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally segregated. They are not subject to the claims that may arise out of any other business of CNO. We report separate account assets at fair value; the underlying investment risks are assumed by the contractholders. We record the related liabilities at amounts equal to the separate account assets. We record the fees earned for administrative and contractholder services performed for the separate accounts in insurance policy income.

Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

For universal life and investment contracts that do not involve significant mortality or morbidity risk, the amounts collected from policyholders are considered deposits and are not included in revenue. Revenues for these contracts consist of charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances. Such revenues are recognized when the service or coverage is provided, or when the policy is surrendered.

We establish liabilities for investment and universal life products equal to the accumulated policy account values, which include an accumulation of deposit payments plus credited interest, less withdrawals and the amounts assessed against the policyholder through the end of the period. Sales inducements provided to the policyholders of these products are recognized as liabilities over the period that the contract must remain in force to qualify for the inducement. The options attributed to the policyholder related to our fixed index annuity products are accounted for as embedded derivatives as described in the section of this note entitled “Accounting for Derivatives”.

Traditional life and the majority of our accident and health products (including long-term care, Medicare supplement and supplemental health products) are long duration insurance contracts. Premiums on these products are recognized as revenues when due from the policyholders.

We also have a small block of short duration accident and health products. Premiums on these products are recognized as revenue over the premium coverage period.

We establish liabilities for traditional life, accident and health insurance, and life contingent payment annuity products using mortality tables in general use in the United States, which are modified to reflect the Company's actual experience when appropriate. We establish liabilities for accident and health insurance products using morbidity tables based on the Company's actual or expected experience. These reserves are computed at amounts that, with additions from estimated future premiums received and with interest on such reserves at estimated future rates, are expected to be sufficient to meet our obligations under the terms of the policy. Liabilities for future policy benefits are computed on a net-level premium method based upon assumptions as to future claim costs, investment yields, mortality, morbidity, withdrawals, policy dividends and maintenance expenses determined when the policies were issued (or with respect to policies inforce at August 31, 2003, the Company's best estimate of such assumptions on the Effective Date). We make an additional provision to allow for potential adverse deviation for some of our assumptions. Once established, assumptions on these products are generally not changed unless a premium deficiency exists. In that case, a premium deficiency reserve is recognized and the future pattern of reserve changes is modified to reflect the relationship of premiums to benefits based on the current best estimate of future claim costs, investment yields, mortality, morbidity, withdrawals, policy dividends and maintenance expenses, determined without an additional provision for potential adverse deviation.

We establish claim reserves based on our estimate of the loss to be incurred on reported claims plus estimates of incurred but unreported claims based on our past experience.

Accounting for Long-term Care Premium Rate Increases

Accounting for Long-term Care Premium Rate Increases

Many of our long-term care policies have been subject to premium rate increases. In some cases, these premium rate increases were materially consistent with the assumptions we used to value the particular block of business at the Effective Date. With respect to certain premium rate increases, some of our policyholders were provided an option to cease paying their premiums and receive a non-forfeiture option in the form of a paid-up policy with limited benefits. In addition, our policyholders could choose to reduce their coverage amounts and premiums in the same proportion, when permitted by our contracts or as required by regulators. The following describes how we account for these policyholder options:

•
Premium rate increases - If premium rate increases reflect a change in our previous rate increase assumptions, the new assumptions are not reflected prospectively in our reserves. Instead, the additional premium revenue resulting from the rate increase is recognized as earned and original assumptions continue to be used to determine changes to liabilities for insurance products unless a premium deficiency exists.

•
Benefit reductions - A policyholder may choose reduced coverage with a proportionate reduction in premium, when permitted by our contracts. This option does not require additional underwriting. Benefit reductions are treated as a partial lapse of coverage, and the balance of our reserves and deferred insurance acquisition costs is reduced in proportion to the reduced coverage.

•
Non-forfeiture benefits offered in conjunction with a rate increase - In some cases, non-forfeiture benefits are offered to policyholders who wish to lapse their policies at the time of a significant rate increase. In these cases, exercise of this option is treated as an extinguishment of the original contract and issuance of a new contract. The balance of our reserves and deferred insurance acquisition costs are released, and a reserve for the new contract is established.

•
Florida Order - In 2004, the Florida Office of Insurance Regulation issued an order regarding home health care business in Florida in our Other CNO Business segment. The order required a choice of three alternatives to be offered to holders of home health care policies in Florida subject to premium rate increases as follows:

•	retention of their current policy with a rate increase of 50 percent in the first year and actuarially justified increases in subsequent years;

•	receipt of a replacement policy with reduced benefits and a rate increase in the first year of 25 percent and no more than 15 percent in subsequent years; or

•	receipt of a paid-up policy, allowing the holder to file future claims up to 100 percent of the amount of premiums paid since the inception of the policy.

Reserves for all three groups of policies under the order were prospectively adjusted using a prospective revision methodology, as these alternatives were required by the Florida Office of Insurance Regulation. These policies had no insurance acquisition costs established at the Effective Date.

Some of our policyholders may receive a non-forfeiture benefit if they cease paying their premiums pursuant to their original contract (or pursuant to changes made to their original contract as a result of a litigation settlement made prior to the Effective Date or an order issued by the Florida Office of Insurance Regulation). In these cases, exercise of this option is treated as the exercise of a policy benefit, and the reserve for premium paying benefits is reduced, and the reserve for the non-forfeiture benefit is adjusted to reflect the election of this benefit.

Reinsurance Accounting Policy
Accounting for Marketing and Reinsurance Agreements with Coventry

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 provided for the introduction of a prescription drug benefit (“PDP”). In order to offer this product to our current and potential future policyholders without investing in management and infrastructure, we entered into a national distribution agreement with Coventry to use our career and independent agents to distribute Coventry's prescription drug plan, Advantra Rx. We receive a fee based on the premiums collected on plans sold through our distribution channels. In addition, CNO has a quota-share reinsurance agreement with Coventry for CNO enrollees that provides CNO with 50 percent of net premiums and related policy benefits subject to a risk corridor. The Part D program was effective January 1, 2006.

The following describes how we account for and report our PDP business:

Our accounting for the national distribution agreement

•
For contracts sold prior to 2009, we recognize distribution and licensing fee income from Coventry based upon negotiated percentages of collected premiums on the underlying Medicare Part D contracts. For contracts sold in 2009 and thereafter, we recognize distribution income based on a fixed fee per PDP contract. This fee income is recognized over the calendar year term as premiums are collected.

•
We also pay commissions to our agents who sell the plans on behalf of Coventry. These payments are deferred and amortized over the remaining term of the initial enrollment period (the one-year life of the initial policy).

Our accounting for the quota-share agreement

•	We recognize premium revenue evenly over the period of the underlying Medicare Part D contracts.

•	We recognize policyholder benefits and ceding commission expense as incurred.

•	We recognize risk-share premium adjustments consistent with Coventry's risk-share agreement with the Centers for Medicare and Medicaid Services.

Reinsurance

In the normal course of business, we seek to limit our loss exposure on any single insured or to certain groups of policies by ceding reinsurance to other insurance enterprises. We currently retain no more than $.8 million of mortality risk on any one policy. We diversify the risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ratings. In each case, the ceding CNO subsidiary is directly liable for claims reinsured in the event the assuming company is unable to pay.

The cost of reinsurance on life and health coverages is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policy. The cost of reinsurance ceded totaled $238.1 million, $258.6 million and $179.4 million in 2011, 2010 and 2009, respectively.  We deduct this cost from insurance policy income.  Reinsurance recoveries netted against insurance policy benefits totaled $204.9 million, $471.6 million and $477.2 million in 2011, 2010 and 2009, respectively.

From time-to-time, we assume insurance from other companies.  Any costs associated with the assumption of insurance are amortized consistent with the method used to amortize deferred acquisition costs described above.  Reinsurance premiums assumed totaled $80.4 million, $92.6 million and $475.5 million in 2011, 2010 and 2009, respectively.  Reinsurance premiums included amounts assumed pursuant to marketing and quota-share agreements with Coventry of $58.1 million, $67.2 million and $444.3 million in 2011, 2010 and 2009, respectively.

See the section of this note entitled “Accounting for Derivatives” for a discussion of the derivative embedded in the payable related to certain modified coinsurance agreements.

In September 2009, we completed a transaction under which Washington National and Conseco Insurance Company coinsured, with an effective date of January 1, 2009, about 104,000 non-core life insurance policies with Wilton Reassurance Company (“Wilton Re”). In the transaction, Wilton Re paid a ceding commission of $55.8 million and coinsures and administers 100 percent of these policies. The CNO insurance companies transferred to Wilton Re $401.6 million in cash and policy loans and $457.4 million of policy and other reserves. Most of the policies involved in the transaction were issued by companies prior to their acquisition by CNO. We recorded a deferred gain of approximately $26 million in 2009 which is being recognized over the remaining life of the block of insurance policies coinsured with Wilton Re. We also increased our deferred tax valuation allowance by $20 million in 2009 as a result of reassessing the recovery of our deferred tax assets upon completion of the transaction.

In November 2009, we entered into a transaction under which Bankers Life coinsured, with an effective date of October 1, 2009, about 234,000 life insurance policies with Wilton Re. In the transaction, Wilton Re paid a ceding commission of $44 million and is 50 percent coinsuring these policies, which continue to be administered by Bankers Life. In the transaction, Bankers Life transferred to Wilton Re $73 million in investment securities and policy loans and $117 million of policy and other reserves. As a result of the transaction, we recorded an increase to our deferred tax valuation allowance of $18 million in 2009, as a result of reassessing the recovery of our deferred tax assets upon completion of the transaction. We also recorded a deferred gain of approximately $10 million in 2009, which, in accordance with GAAP, is being amortized over the life of the block.

Income Taxes

Income Taxes

Our income tax expense includes deferred income taxes arising from temporary differences between the financial reporting and tax bases of assets and liabilities, capital loss carryforwards and net operating loss carryforwards (“NOLs”). Deferred tax assets and liabilities are measured using enacted tax rates expected to apply in the years in which temporary differences are expected to be recovered or paid. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in earnings in the period when the changes are enacted.

A reduction of the net carrying amount of deferred tax assets by establishing a valuation allowance is required if, based on the available evidence, it is more likely than not that such assets will not be realized. In assessing the need for a valuation allowance, all available evidence, both positive and negative, shall be considered to determine whether, based on the weight of that evidence, a valuation allowance for deferred tax assets is needed. This assessment requires significant judgment and considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of carryforward periods, our experience with operating loss and tax credit carryforwards expiring unused, and tax planning strategies. We evaluate the need to establish a valuation allowance for our deferred income tax assets on an ongoing basis. The realization of our deferred income tax assets depends upon generating sufficient future taxable income during the periods in which our temporary differences become deductible and before our capital loss carryforwards and NOLs expire.

Investments in Variable Interest Entities
Investments in Variable Interest Entities

Effective January 1, 2010, the Company adopted authoritative guidance that requires an entity to perform a qualitative analysis to determine whether a primary beneficiary interest is held in a variable interest entity (a “VIE”).  The guidance also requires ongoing reassessments to determine whether a primary beneficiary interest is held.  Based on our assessment, we concluded that we were the primary beneficiary with respect to certain VIEs, which are consolidated in our financial statements.  The following is a description of our significant investments in VIEs.

All of the VIEs are collateralized loan trusts that were established to issue securities and use the proceeds to principally invest in corporate loans and other permitted investments.  The assets held by the trusts are legally isolated and not available to the Company.  The liabilities of the VIEs are expected to be satisfied from the cash flows generated by the underlying loans, not from the assets of the Company.  Repayment of the remaining principal balance of the borrowings of the VIEs is based on available cash flows from the assets.  The Company has no further commitments to the VIEs.

The investment portfolios held by the VIEs are primarily comprised of corporate fixed maturity securities which are almost entirely rated as below-investment grade securities. Refer to the note to the consolidated financial statements entitled "Investments in Variable Interest Entities" for additional information about VIEs.

Investment Borrowings

Investment Borrowings

Three of the Company’s insurance subsidiaries (Conseco Life, Washington National and Bankers Life) are members of the Federal Home Loan Bank (“FHLB”).  As members of the FHLB, Conseco Life, Washington National and Bankers Life have the ability to borrow on a collateralized basis from the FHLB.  Conseco Life, Washington National and Bankers Life are required to hold certain minimum amounts of FHLB common stock as a condition of membership in the FHLB, and additional amounts based on the amount of the borrowings.  At December 31, 2011, the carrying value of the FHLB common stock was $82.5 million.  As of December 31, 2011, collateralized borrowings from the FHLB totaled $1.7 billion and the proceeds were used to purchase fixed maturity securities.  The borrowings are classified as investment borrowings in the accompanying consolidated balance sheet.  The borrowings are collateralized by investments with an estimated fair value of $2.1 billion at December 31, 2011, which are maintained in a custodial account for the benefit of the FHLB.  Such investments are classified as fixed maturities, available for sale, in our consolidated balance sheet.  Interest expense of $25.7 million, $20.8 million and $20.3 million in 2011, 2010 and 2009, respectively, was recognized related to the borrowings.

The following summarizes the terms of the borrowings (dollars in millions):

Amount	Maturity	Interest rate at
borrowed	date	December 31, 2011
$100.0	October 2013	Variable rate – 0.624%
100.0	November 2013	Variable rate – 0.533%
67.0	February 2014	Fixed rate – 1.830%
50.0	August 2014	Variable rate – 0.583%
100.0	September 2015	Variable rate – 0.725%
150.0	October 2015	Variable rate – 0.628%
100.0	November 2015	Fixed rate – 4.890%
146.0	November 2015	Fixed rate – 5.300%
100.0	December 2015	Fixed rate – 4.710%
100.0	June 2016	Variable rate – 0.734%
75.0	June 2016	Variable rate – 0.739%
75.0	August 2016	Variable rate – 0.710%
100.0	October 2016	Variable rate – 0.761%
50.0	November 2016	Variable rate – 0.797%
50.0	November 2016	Variable rate – 0.764%
100.0	June 2017	Variable rate – 0.791%
50.0	August 2017	Variable rate – 0.653%
100.0	October 2017	Variable rate – 0.833%
37.0	November 2017	Fixed rate – 3.750%
$1,650.0

The variable rate borrowings are pre-payable on each interest reset date without penalty.  The fixed rate borrowings are pre-payable subject to payment of a yield maintenance fee based on current market interest rates.  At December 31, 2011, the aggregate fee to prepay all fixed rate borrowings was $59.2 million.

In 2011, as part of our investment strategy, we entered into repurchase agreements to increase our investment return. We account for these transactions as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. Such borrowings totaled $24.8 million at December 31, 2011. The borrowings mature as follows: $20.8 million - within 30 days; and $4.0 million - between 30 and 90 days. These borrowings were collateralized by investment securities (primarily collateralized mortgage obligations) with fair values approximately equal to the loan value. The primary risks associated with short-term collateralized borrowings are: (i) a substantial decline in the market value of the margined security could occur; and (ii) that a counterparty may be unable to perform under the terms of the contract or be unwilling to extend such financing in future periods especially if the liquidity or value of the margined security has declined. Exposure is limited to the excess of the net replacement cost of the related securities.

Accounting for Derivatives
Accounting for Derivatives

Our fixed index annuity products provide a guaranteed minimum rate of return and a higher potential return that is based on a percentage (the “participation rate”) of the amount of increase in the value of a particular index, such as the Standard & Poor’s 500 Index, over a specified period.  Typically, on each policy anniversary date, a new index period begins.  We are generally able to change the participation rate at the beginning of each index period during a policy year, subject to contractual minimums.  We typically buy call options (including call spreads) referenced to the applicable indices in an effort to offset or hedge potential increases to policyholder benefits resulting from increases in the particular index to which the policy’s return is linked.  We reflect changes in the estimated fair value of these options in net investment income (classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios).  Net investment gains (losses) related to fixed index products were $(21.2) million, $28.2 million and $50.7 million in 2011, 2010 and 2009, respectively. These amounts were substantially offset by a corresponding change to insurance policy benefits.  The estimated fair value of these options was $37.9 million and $89.4 million at December 31, 2011 and 2010, respectively.  We classify these instruments as other invested assets.

The Company accounts for the options attributed to the policyholder for the estimated life of the annuity contract as embedded derivatives.  The expected future cost of options on fixed index annuity products is used to determine the value of embedded derivatives.  The Company purchases options to hedge liabilities for the next policy year on each policy anniversary date and must estimate the fair value of the forward embedded options related to the policies.  These accounting requirements often create volatility in the earnings from these products.  We record the changes in the fair values of the embedded derivatives in current earnings as a component of insurance policy benefits.  The fair value of these derivatives, which are classified as “liabilities for interest-sensitive products”, was $666.3 million and $553.6 million at December 31, 2011 and 2010, respectively. Prior to June 30, 2011, we maintained a specific block of investments in our trading securities account (which we carried at estimated fair value with changes in such value recognized as investment income from policyholder and reinsurer accounts and other special-purpose portfolios) to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products.  During the second quarter of 2011, we sold this trading portfolio, which resulted in $20.4 million of decreased earnings since the volatility caused by the accounting requirements to record embedded options at fair value were no longer being offset.

If the counterparties for the call options we hold fail to meet their obligations, we may have to recognize a loss.  We limit our exposure to such a loss by diversifying among several counterparties believed to be strong and creditworthy.  At December 31, 2011, substantially all of our counterparties were rated “BBB+” or higher by Standard & Poor’s Corporation (“S&P”).

Certain of our reinsurance payable balances contain embedded derivatives.  Such derivatives had an estimated fair value of $3.5 million and $(.4) million at December 31, 2011 and 2010, respectively.  We record the change in the fair value of these derivatives as a component of investment income (classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios).  We maintain the investments related to these agreements in our trading securities account, which we carry at estimated fair value with changes in such value recognized as investment income (also classified as investment income from policyholder and reinsurer accounts and other special-purpose portfolios).  The change in value of these trading securities offsets the change in value of the embedded derivatives.

Multibucket Annuity Product
Multibucket Annuity Product

The Company's multibucket annuity is an annuity product that credits interest based on the experience of a particular market strategy. Policyholders allocate their annuity premium payments to several different market strategies based on different asset classes within the Company's investment portfolio. Interest is credited to this product based on the market return of the given strategy, less management fees, and funds may be moved between different strategies. The Company guarantees a minimum return of premium plus approximately 3 percent per annum over the life of the contract. The investments backing the market strategies of these products are designated by the Company as trading securities. The change in the fair value of these securities is recognized as investment income (classified as income from policyholder and reinsurer accounts and other special-purpose portfolios), which is substantially offset by the change in insurance policy benefits for these products.

Fair Value Measurements
Fair Value Measurements

Definition of Fair Value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and, therefore, represents an exit price, not an entry price.  We hold fixed maturities, equity securities, trading securities, investments held by VIEs, derivatives, separate account assets and embedded derivatives, which are carried at fair value.

The degree of judgment utilized in measuring the fair value of financial instruments is largely dependent on the level to which pricing is based on observable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information.  Financial instruments with readily available active quoted prices would be considered to have fair values based on the highest level of observable inputs, and little judgment would be utilized in measuring fair value.  Financial instruments that rarely trade would often have fair value based on a lower level of observable inputs, and more judgment would be utilized in measuring fair value.

Valuation Hierarchy

There is a three-level hierarchy for valuing assets or liabilities at fair value based on whether inputs are observable or unobservable.

•
Level 1 – includes assets and liabilities valued using inputs that are unadjusted quoted prices in active markets for identical assets or liabilities.  Our Level 1 assets include exchange traded securities.

•
Level 2 – includes assets and liabilities valued using inputs that are quoted prices for similar assets in an active market, quoted prices for identical or similar assets in a market that is not active, observable inputs, or observable inputs that can be corroborated by market data.  Level 2 assets and liabilities include those financial instruments that are valued by independent pricing services using models or other valuation methodologies.  These models are primarily industry-standard models that consider various inputs such as interest rate, credit spread, reported trades, broker/dealer quotes, issuer spreads and other inputs that are observable or derived from observable information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace.  Financial instruments in this category primarily include:  certain public and privately placed corporate fixed maturity securities; certain government or agency securities; certain mortgage and asset-backed securities; and non-exchange-traded derivatives such as call options to hedge liabilities related to our fixed index annuity products.

•
Level 3 – includes assets and liabilities valued using unobservable inputs that are used in model-based valuations that contain management assumptions.  Level 3 assets and liabilities include those financial instruments whose fair value is estimated based on non-binding broker prices or internally developed models or methodologies utilizing significant inputs not based on, or corroborated by, readily available market information.  Financial instruments in this category include certain corporate securities (primarily certain below-investment grade privately placed securities), certain mortgage and asset-backed securities, and other less liquid securities.  Additionally, the Company’s liabilities for embedded derivatives (including embedded derivatives related to our fixed index annuity products and to a modified coinsurance arrangement) are classified in Level 3 since their values include significant unobservable inputs including actuarial assumptions.

At each reporting date, we classify assets and liabilities into the three input levels based on the lowest level of input that is significant to the measurement of fair value for each asset and liability reported at fair value.  This classification is impacted by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and overall market conditions.  Our assessment of the significance of a particular input to the fair value measurement and the ultimate classification of each asset and liability requires judgment.

The vast majority of our fixed maturity securities and separate account assets use Level 2 inputs for the determination of fair value.  These fair values are obtained primarily from independent pricing services, which use Level 2 inputs for the determination of fair value.  Substantially all of our Level 2 fixed maturity securities and separate account assets were valued from independent pricing services.  Third party pricing services normally derive the security prices through recently reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information.  If there are no recently reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed and discounted at an estimated risk-adjusted market rate.  The number of prices obtained for a given security is dependent on the Company’s analysis of such prices as further described below.

For securities that are not priced by pricing services and may not be reliably priced using pricing models, we obtain broker quotes.  These broker quotes are non-binding and represent an exit price, but assumptions used to establish the fair value may not be observable and therefore represent Level 3 inputs.  Approximately 50 percent and 2 percent of our Level 3 fixed maturity securities were valued using broker quotes or independent pricing services, respectively.  The remaining Level 3 fixed maturity investments do not have readily determinable market prices and/or observable inputs.  For these securities, we use internally developed valuations.  Key assumptions used to determine fair value for these securities may include risk-free rates, risk premiums, performance of underlying collateral and other factors involving significant assumptions which may not be reflective of an active market.  For certain investments, we use a matrix or model process to develop a security price where future cash flow expectations are developed and discounted at an estimated market rate.  The pricing matrix utilizes a spread level to determine the market price for a security.  The credit spread generally incorporates the issuer’s credit rating and other factors relating to the issuer’s industry and the security’s maturity.  In some instances issuer-specific spread adjustments, which can be positive or negative, are made based upon internal analysis of security specifics such as liquidity, deal size, and time to maturity.

Privately placed securities are classified as Level 3 when their valuation is based on internal valuation models which rely on significant inputs that are not observable in the market.  Our model applies spreads above the risk-free rate which are determined based on comparison to securities with similar ratings, maturities and industries that are rated by independent third party rating agencies.  Our process also considers the ratings assigned by the National Association of Insurance Commissioners (the “NAIC”) to the Level 3 securities on an annual basis.  Each quarter, a review is performed to determine the reasonableness of the initial valuations from the model.  If an initial valuation appears unreasonable based on our knowledge of a security and current market conditions, we make appropriate adjustments to our valuation inputs.  In the second quarter of 2011, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the valuations from our pricing model were consistent with market observable data for most investment grade privately placed securities. As a result, the Company reclassified certain investment grade privately placed securities from Level 3 to Level 2. Below-investment grade privately placed securities, which are valued using significant inputs that are not observable in the market, remain classified as Level 3. The remaining securities classified as Level 3 are primarily valued based on internally developed models using estimated future cash flows.  We recognized other-than-temporary impairments on securities classified as Level 3 investments of $14.3 million during 2011. Privately placed securities comprise approximately 9 percent of our available for sale fixed maturities, classified as Level 3.

As the Company is responsible for the determination of fair value, we perform monthly quantitative and qualitative analysis on the prices received from third parties to determine whether the prices are reasonable estimates of fair value.  The Company’s analysis includes:  (i) a review of the methodology used by third party pricing services; (ii) where available, a comparison of multiple pricing services’ valuations for the same security; (iii) a review of month to month price fluctuations; (iv) a review to ensure valuations are not unreasonably stale; and (v) back testing to compare actual purchase and sale transactions with valuations received from third parties.  As a result of such procedures, the Company may conclude the prices received from third parties are not reflective of current market conditions.  In those instances, we may request additional pricing quotes or apply internally developed valuations.  However, the number of instances is insignificant and the aggregate change in value of such investments is not materially different from the original prices received.

The categorization of the fair value measurements of our investments priced by independent pricing services was based upon the Company’s judgment of the inputs or methodologies used by the independent pricing services to value different asset classes.  Such inputs include:  benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers and reference data.  The Company categorizes such fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, is determined based on the consideration of several inputs including closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; market interest rates; and non-performance risk.  For certain embedded derivatives, we may use actuarial assumptions in the determination of fair value.

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2011 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$15,576.3		$296.2		$15,872.5
United States Treasury securities and obligations of United States government corporations and agencies	—	303.8		1.6		305.4
States and political subdivisions	—	1,952.3		2.1		1,954.4
Debt securities issued by foreign governments	—	1.4		—		1.4
Asset-backed securities	—	1,334.3		79.7		1,414.0
Collateralized debt obligations	—	—		327.3		327.3
Commercial mortgage-backed securities	—	1,415.7		17.3		1,433.0
Mortgage pass-through securities	—	29.8		2.2		32.0
Collateralized mortgage obligations	—	2,051.2		124.8		2,176.0
Total fixed maturities, available for sale	—	22,664.8		851.2		23,516.0
Equity securities	17.9	—		157.2		175.1
Trading securities:
Corporate securities	—	64.6		3.0		67.6
United States Treasury securities and obligations of United States government corporations and agencies	—	4.9		—		4.9
States and political subdivisions	—	15.6		—		15.6
Asset-backed securities	—	.1		—		.1
Commercial mortgage-backed securities	—	—		.4		.4
Mortgage pass-through securities	—	.2		—		.2
Collateralized mortgage obligations	—	.7		—		.7
Equity securities	.7	—		1.4		2.1
Total trading securities	.7	86.1		4.8		91.6
Investments held by variable interest entities	—	496.3		—		496.3
Other invested assets	—	141.6	(a)	18.3		159.9
Assets held in separate accounts	—	15.0		—		15.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		669.8	(b)	669.8
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $666.3 million of embedded derivatives associated with our fixed index annuity products and $3.5 million of embedded derivatives associated with a modified coinsurance agreement.

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2010 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$11,835.3		$1,925.1		$13,760.4
United States Treasury securities and obligations of United States government corporations and agencies	10.0	280.9		2.0		292.9
States and political subdivisions	—	1,749.8		2.5		1,752.3
Debt securities issued by foreign governments	—	.9		—		.9
Asset-backed securities	—	1,081.1		182.3		1,263.4
Collateralized debt obligations	—	—		256.5		256.5
Commercial mortgage-backed securities	—	1,363.7		—		1,363.7
Mortgage pass-through securities	27.8	—		3.5		31.3
Collateralized mortgage obligations	—	1,715.4		197.1		1,912.5
Total fixed maturities, available for sale	37.8	18,027.1		2,569.0		20,633.9
Equity securities	—	37.5		30.6		68.1
Trading securities:
Corporate securities	—	47.5		2.9		50.4
United States Treasury securities and obligations of United States government corporations and agencies	—	293.8		—		293.8
States and political subdivisions	—	16.1		—		16.1
Asset-backed securities	—	.6		—		.6
Commercial mortgage-backed securities	—	5.2		—		5.2
Mortgage pass-through securities	—	.3		—		.3
Collateralized mortgage obligations	—	1.2		.4		1.6
Equity securities	3.2	—		1.4		4.6
Total trading securities	3.2	364.7		4.7		372.6
Investments held by variable interest entities	—	414.2		6.7		420.9
Other invested assets	—	192.0	(a)	—		192.0
Assets held in separate accounts	—	17.5		—		17.5
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		553.2	(b)	553.2
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $553.6 million of embedded derivatives associated with our fixed index annuity products and $(.4) million of embedded derivatives associated with a modified coinsurance agreement.

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for year ended December 31, 2011 (dollars in millions):

	December 31, 2011
	Beginning balance as of December 31, 2010	Purchases, sales, issuances and settlements, net (c)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a) (b)	Ending balance as of December 31, 2011	Amount of total gains (losses) for the year ended December 31, 2011 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$1,925.1	$(292.3)	$(17.0)	$16.0	$43.3	$(1,378.9)	$296.2	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.0	(.1)	—	(.3)	—	—	1.6	—
States and political subdivisions	2.5	—	—	.1	2.0	(2.5)	2.1	—
Asset-backed securities	182.3	(4.1)	—	4.8	39.4	(142.7)	79.7	—
Collateralized debt obligations	256.5	69.4	1.5	(.1)	—	—	327.3	—
Commercial mortgage-backed securities	—	—	—	.2	17.1	—	17.3	—
Mortgage pass-through securities	3.5	(1.3)	—	—	—	—	2.2	—
Collateralized mortgage obligations	197.1	28.4	(2.1)	3.7	3.9	(106.2)	124.8	—
Total fixed maturities, available for sale	2,569.0	(200.0)	(17.6)	24.4	105.7	(1,630.3)	851.2	—
Equity securities	30.6	94.0	(4.0)	(.9)	37.5	—	157.2	—
Trading securities:
Corporate securities	2.9	—	.1	—	—	—	3.0	.1
Collateralized mortgage obligations	.4	(.5)	.1	—	.4	—	.4	.1
Equity securities	1.4	—	—	—	—	—	1.4	—
Total trading securities	4.7	(.5)	.2	—	.4	—	4.8	.2
Investments held by variable interest entities:
Corporate securities	6.7	(7.9)	1.5	(.3)	—	—	—	—
Other invested assets	—	25.0	(6.7)	—	—	—	18.3	(6.7)
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(553.2)	(62.5)	(54.1)	—	—	—	(669.8)	(54.1)

____________

(a)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

(b)	Transfers out of Level 3 are primarily related to our re-evaluation of the observability of pricing inputs related to investment grade privately placed securities.

(c)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities, purchases and settlements of derivative instruments, and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2011 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$5.8	$(298.1)	$—	$—	$(292.3)
United States Treasury securities and obligations of United States government corporations and agencies	—	(.1)	—	—	(.1)
Asset-backed securities	.2	(4.3)	—	—	(4.1)
Collateralized debt obligations	182.2	(112.8)	—	—	69.4
Mortgage pass-through securities	—	(1.3)	—	—	(1.3)
Collateralized mortgage obligations	63.6	(35.2)	—	—	28.4
Total fixed maturities, available for sale	251.8	(451.8)	—	—	(200.0)
Equity securities	99.2	(5.2)	—	—	94.0
Trading securities:
Collateralized mortgage obligations	—	(.5)	—	—	(.5)
Investments held by variable interest entities:
Corporate securities	—	(7.9)	—	—	(7.9)
Other invested assets	25.0	—	—	—	25.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(119.8)	54.5	(34.6)	37.4	(62.5)
The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2010 (dollars in millions):

	December 31, 2010
	Beginning balance as of December 31, 2009	Cumulative effect of accounting change (a)	Purchases, sales, issuances and settlements, net	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in other comprehensive income (loss)	Transfers into Level 3 (b)	Transfers out of Level 3 (b)	Ending balance as of December 31, 2010	Amount of total gains (losses) for the year ended December 31, 2010 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$2,103.7	$(5.9)	$112.3	$(72.8)	$64.1	$9.6	$(285.9)	$1,925.1	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.2	—	(.1)	—	(.1)	—	—	2.0	—
States and political subdivisions	1.8	—	—	—	.4	2.1	(1.8)	2.5	—
Asset-backed securities	168.1	—	24.2	(11.2)	24.2	10.0	(33.0)	182.3	—
Collateralized debt obligations	92.8	(5.7)	160.2	(.3)	9.5	—	—	256.5	—
Commercial mortgage-backed securities	13.7	—	—	—	—	—	(13.7)	—	—
Mortgage pass-through securities	4.2	—	(.7)	—	—	—	—	3.5	—
Collateralized mortgage obligations	11.4	—	174.8	(.8)	5.5	17.3	(11.1)	197.1	—
Total fixed maturities, available for sale	2,397.9	(11.6)	470.7	(85.1)	103.6	39.0	(345.5)	2,569.0	—
Equity securities	30.9	—	.1	—	(.4)	—	—	30.6	—
Trading securities:
Corporate securities	2.4	—	—	.5	—	—	—	2.9	.5
Collateralized mortgage obligations	—	—	—	.1	—	.3	—	.4	.1
Equity securities	1.3	—	—	.1	—	—	—	1.4	.1
Total trading securities	3.7	—	—	.7	—	.3	—	4.7	.7
Investments held by variable interest entities:
Corporate securities	—	6.9	(1.0)	—	.8	—	—	6.7	—
Securities lending collateral:
Corporate securities	13.7	—	(13.7)	—	—	—	—	—	—
Asset-backed securities	22.9	—	(20.9)	—	—	—	(2.0)	—	—
Total securities lending collateral	36.6	—	(34.6)	—	—	—	(2.0)	—	—
Other invested assets	2.4	(2.4)	—	—	—	—	—	—	—
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(496.0)	—	(20.0)	(37.2)	—	—	—	(553.2)	(37.2)
__________

(a)
Amounts represent adjustments to investments related to a VIE that was required to be consolidated effective January 1, 2010, as well as the reclassification of investments of a VIE which was consolidated at December 31, 2009.

(b)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

At December 31, 2011, 86 percent of our Level 3 fixed maturities, available for sale, were investment grade and 35 percent of our Level 3 fixed maturities, available for sale, consisted of corporate securities.

Realized and unrealized investment gains and losses presented in the preceding tables represent gains and losses during the time the applicable financial instruments were classified as Level 3.

Realized and unrealized gains (losses) on Level 3 assets are primarily reported in either net investment income for policyholder and reinsurer accounts and other special-purpose portfolios, net realized investment gains (losses) or insurance policy benefits within the consolidated statement of operations or accumulated other comprehensive income within shareholders’ equity based on the appropriate accounting treatment for the instrument.

We review the fair value hierarchy classifications each reporting period.  Transfers in and/or out of Level 3 in 2011 and 2010 include transfers due to changes in the observability of the valuation attributes resulting in a reclassification of certain financial assets or liabilities. In addition, in the second quarter of 2011, we re-evaluated the observability of pricing inputs related to investment grade privately placed securities. As a result, we reclassified certain investment grade privately placed securities from Level 3 to Level 2.  Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.  There were no significant transfers between Level 1 and Level 2 in 2011 or 2010.

The amount presented for gains (losses) included in our net income for assets and liabilities still held as of the reporting date primarily represents impairments for fixed maturities, available for sale, changes in fair value of trading securities and certain derivatives and changes in fair value of embedded derivative instruments included in liabilities for insurance products that exist as of the reporting date.

We use the following methods and assumptions to determine the estimated fair values of other financial instruments:

Cash and cash equivalents.  The carrying amount for these instruments approximates their estimated fair value.

Mortgage loans and policy loans.  We discount future expected cash flows for loans included in our investment portfolio based on interest rates currently being offered for similar loans to borrowers of similar credit quality.  We aggregate loans with similar characteristics in our calculations.  The fair value of policy loans approximates their carrying value.

Other invested assets.  We use quoted market prices, where available.  When quotes are not available, we estimate the fair value based on discounted future expected cash flows or independent transactions which establish a value for our investment.  Investments in limited partnerships are accounted for under the equity method which approximates estimated fair value.

Insurance liabilities for interest-sensitive products.  We discount future expected cash flows based on interest rates currently being offered for similar contracts with similar maturities.

Investment borrowings, notes payable and borrowings related to variable interest entities.  For publicly traded debt, we use current fair values.  For other notes, we use discounted cash flow analyses based on our current incremental borrowing rates for similar types of borrowing arrangements.

Sales Inducements
Sales Inducements

Certain of our annuity products offer sales inducements to contract holders in the form of enhanced crediting rates or bonus payments in the initial period of the contract.  Certain of our life insurance products offer persistency bonuses credited to the contract holders balance after the policy has been outstanding for a specified period of time.  These enhanced rates and persistency bonuses are considered sales inducements in accordance with GAAP.  Such amounts are deferred and amortized in the same manner as deferred acquisition costs.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Terms of Federal Home Loan Bank Borrowing [Table Text Block]
The following summarizes the terms of the borrowings (dollars in millions):

Amount	Maturity	Interest rate at
borrowed	date	December 31, 2011
$100.0	October 2013	Variable rate – 0.624%
100.0	November 2013	Variable rate – 0.533%
67.0	February 2014	Fixed rate – 1.830%
50.0	August 2014	Variable rate – 0.583%
100.0	September 2015	Variable rate – 0.725%
150.0	October 2015	Variable rate – 0.628%
100.0	November 2015	Fixed rate – 4.890%
146.0	November 2015	Fixed rate – 5.300%
100.0	December 2015	Fixed rate – 4.710%
100.0	June 2016	Variable rate – 0.734%
75.0	June 2016	Variable rate – 0.739%
75.0	August 2016	Variable rate – 0.710%
100.0	October 2016	Variable rate – 0.761%
50.0	November 2016	Variable rate – 0.797%
50.0	November 2016	Variable rate – 0.764%
100.0	June 2017	Variable rate – 0.791%
50.0	August 2017	Variable rate – 0.653%
100.0	October 2017	Variable rate – 0.833%
37.0	November 2017	Fixed rate – 3.750%
$1,650.0

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2011 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$15,576.3		$296.2		$15,872.5
United States Treasury securities and obligations of United States government corporations and agencies	—	303.8		1.6		305.4
States and political subdivisions	—	1,952.3		2.1		1,954.4
Debt securities issued by foreign governments	—	1.4		—		1.4
Asset-backed securities	—	1,334.3		79.7		1,414.0
Collateralized debt obligations	—	—		327.3		327.3
Commercial mortgage-backed securities	—	1,415.7		17.3		1,433.0
Mortgage pass-through securities	—	29.8		2.2		32.0
Collateralized mortgage obligations	—	2,051.2		124.8		2,176.0
Total fixed maturities, available for sale	—	22,664.8		851.2		23,516.0
Equity securities	17.9	—		157.2		175.1
Trading securities:
Corporate securities	—	64.6		3.0		67.6
United States Treasury securities and obligations of United States government corporations and agencies	—	4.9		—		4.9
States and political subdivisions	—	15.6		—		15.6
Asset-backed securities	—	.1		—		.1
Commercial mortgage-backed securities	—	—		.4		.4
Mortgage pass-through securities	—	.2		—		.2
Collateralized mortgage obligations	—	.7		—		.7
Equity securities	.7	—		1.4		2.1
Total trading securities	.7	86.1		4.8		91.6
Investments held by variable interest entities	—	496.3		—		496.3
Other invested assets	—	141.6	(a)	18.3		159.9
Assets held in separate accounts	—	15.0		—		15.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		669.8	(b)	669.8
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $666.3 million of embedded derivatives associated with our fixed index annuity products and $3.5 million of embedded derivatives associated with a modified coinsurance agreement.

The categorization of fair value measurements, by input level, for our fixed maturity securities, equity securities, trading securities, certain other invested assets, assets held in separate accounts and embedded derivative instruments included in liabilities for insurance products at December 31, 2010 is as follows (dollars in millions):

	Quoted prices in active markets for identical assets or liabilities (Level 1)	Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Total
Assets:
Fixed maturities, available for sale:
Corporate securities	$—	$11,835.3		$1,925.1		$13,760.4
United States Treasury securities and obligations of United States government corporations and agencies	10.0	280.9		2.0		292.9
States and political subdivisions	—	1,749.8		2.5		1,752.3
Debt securities issued by foreign governments	—	.9		—		.9
Asset-backed securities	—	1,081.1		182.3		1,263.4
Collateralized debt obligations	—	—		256.5		256.5
Commercial mortgage-backed securities	—	1,363.7		—		1,363.7
Mortgage pass-through securities	27.8	—		3.5		31.3
Collateralized mortgage obligations	—	1,715.4		197.1		1,912.5
Total fixed maturities, available for sale	37.8	18,027.1		2,569.0		20,633.9
Equity securities	—	37.5		30.6		68.1
Trading securities:
Corporate securities	—	47.5		2.9		50.4
United States Treasury securities and obligations of United States government corporations and agencies	—	293.8		—		293.8
States and political subdivisions	—	16.1		—		16.1
Asset-backed securities	—	.6		—		.6
Commercial mortgage-backed securities	—	5.2		—		5.2
Mortgage pass-through securities	—	.3		—		.3
Collateralized mortgage obligations	—	1.2		.4		1.6
Equity securities	3.2	—		1.4		4.6
Total trading securities	3.2	364.7		4.7		372.6
Investments held by variable interest entities	—	414.2		6.7		420.9
Other invested assets	—	192.0	(a)	—		192.0
Assets held in separate accounts	—	17.5		—		17.5
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	—	—		553.2	(b)	553.2
_____________

(a)	Includes company-owned life insurance and derivatives.

(b)	Includes $553.6 million of embedded derivatives associated with our fixed index annuity products and $(.4) million of embedded derivatives associated with a modified coinsurance agreement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for year ended December 31, 2011 (dollars in millions):

	December 31, 2011
	Beginning balance as of December 31, 2010	Purchases, sales, issuances and settlements, net (c)	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	Transfers into Level 3 (a)	Transfers out of Level 3 (a) (b)	Ending balance as of December 31, 2011	Amount of total gains (losses) for the year ended December 31, 2011 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$1,925.1	$(292.3)	$(17.0)	$16.0	$43.3	$(1,378.9)	$296.2	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.0	(.1)	—	(.3)	—	—	1.6	—
States and political subdivisions	2.5	—	—	.1	2.0	(2.5)	2.1	—
Asset-backed securities	182.3	(4.1)	—	4.8	39.4	(142.7)	79.7	—
Collateralized debt obligations	256.5	69.4	1.5	(.1)	—	—	327.3	—
Commercial mortgage-backed securities	—	—	—	.2	17.1	—	17.3	—
Mortgage pass-through securities	3.5	(1.3)	—	—	—	—	2.2	—
Collateralized mortgage obligations	197.1	28.4	(2.1)	3.7	3.9	(106.2)	124.8	—
Total fixed maturities, available for sale	2,569.0	(200.0)	(17.6)	24.4	105.7	(1,630.3)	851.2	—
Equity securities	30.6	94.0	(4.0)	(.9)	37.5	—	157.2	—
Trading securities:
Corporate securities	2.9	—	.1	—	—	—	3.0	.1
Collateralized mortgage obligations	.4	(.5)	.1	—	.4	—	.4	.1
Equity securities	1.4	—	—	—	—	—	1.4	—
Total trading securities	4.7	(.5)	.2	—	.4	—	4.8	.2
Investments held by variable interest entities:
Corporate securities	6.7	(7.9)	1.5	(.3)	—	—	—	—
Other invested assets	—	25.0	(6.7)	—	—	—	18.3	(6.7)
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(553.2)	(62.5)	(54.1)	—	—	—	(669.8)	(54.1)

____________

(a)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

(b)	Transfers out of Level 3 are primarily related to our re-evaluation of the observability of pricing inputs related to investment grade privately placed securities.

(c)
Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period.  Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities, purchases and settlements of derivative instruments, and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts.  The following summarizes such activity for the year ended December 31, 2011 (dollars in millions):

	Purchases	Sales	Issuances	Settlements	Purchases, sales, issuances and settlements, net
Assets:
Fixed maturities, available for sale:
Corporate securities	$5.8	$(298.1)	$—	$—	$(292.3)
United States Treasury securities and obligations of United States government corporations and agencies	—	(.1)	—	—	(.1)
Asset-backed securities	.2	(4.3)	—	—	(4.1)
Collateralized debt obligations	182.2	(112.8)	—	—	69.4
Mortgage pass-through securities	—	(1.3)	—	—	(1.3)
Collateralized mortgage obligations	63.6	(35.2)	—	—	28.4
Total fixed maturities, available for sale	251.8	(451.8)	—	—	(200.0)
Equity securities	99.2	(5.2)	—	—	94.0
Trading securities:
Collateralized mortgage obligations	—	(.5)	—	—	(.5)
Investments held by variable interest entities:
Corporate securities	—	(7.9)	—	—	(7.9)
Other invested assets	25.0	—	—	—	25.0
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(119.8)	54.5	(34.6)	37.4	(62.5)
The following table presents additional information about assets and liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value for the year ended December 31, 2010 (dollars in millions):

	December 31, 2010
	Beginning balance as of December 31, 2009	Cumulative effect of accounting change (a)	Purchases, sales, issuances and settlements, net	Total realized and unrealized gains (losses) included in net income	Total realized and unrealized gains (losses) included in other comprehensive income (loss)	Transfers into Level 3 (b)	Transfers out of Level 3 (b)	Ending balance as of December 31, 2010	Amount of total gains (losses) for the year ended December 31, 2010 included in our net income relating to assets and liabilities still held as of the reporting date
Assets:
Fixed maturities, available for sale:
Corporate securities	$2,103.7	$(5.9)	$112.3	$(72.8)	$64.1	$9.6	$(285.9)	$1,925.1	$—
United States Treasury securities and obligations of United States government corporations and agencies	2.2	—	(.1)	—	(.1)	—	—	2.0	—
States and political subdivisions	1.8	—	—	—	.4	2.1	(1.8)	2.5	—
Asset-backed securities	168.1	—	24.2	(11.2)	24.2	10.0	(33.0)	182.3	—
Collateralized debt obligations	92.8	(5.7)	160.2	(.3)	9.5	—	—	256.5	—
Commercial mortgage-backed securities	13.7	—	—	—	—	—	(13.7)	—	—
Mortgage pass-through securities	4.2	—	(.7)	—	—	—	—	3.5	—
Collateralized mortgage obligations	11.4	—	174.8	(.8)	5.5	17.3	(11.1)	197.1	—
Total fixed maturities, available for sale	2,397.9	(11.6)	470.7	(85.1)	103.6	39.0	(345.5)	2,569.0	—
Equity securities	30.9	—	.1	—	(.4)	—	—	30.6	—
Trading securities:
Corporate securities	2.4	—	—	.5	—	—	—	2.9	.5
Collateralized mortgage obligations	—	—	—	.1	—	.3	—	.4	.1
Equity securities	1.3	—	—	.1	—	—	—	1.4	.1
Total trading securities	3.7	—	—	.7	—	.3	—	4.7	.7
Investments held by variable interest entities:
Corporate securities	—	6.9	(1.0)	—	.8	—	—	6.7	—
Securities lending collateral:
Corporate securities	13.7	—	(13.7)	—	—	—	—	—	—
Asset-backed securities	22.9	—	(20.9)	—	—	—	(2.0)	—	—
Total securities lending collateral	36.6	—	(34.6)	—	—	—	(2.0)	—	—
Other invested assets	2.4	(2.4)	—	—	—	—	—	—	—
Liabilities:
Liabilities for insurance products:
Interest-sensitive products	(496.0)	—	(20.0)	(37.2)	—	—	—	(553.2)	(37.2)
__________

(a)
Amounts represent adjustments to investments related to a VIE that was required to be consolidated effective January 1, 2010, as well as the reclassification of investments of a VIE which was consolidated at December 31, 2009.

(b)	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.

Fair Value, by Balance Sheet Grouping [Table Text Block]

The estimated fair values of our financial instruments at December 31, 2011 and 2010, were as follows (dollars in millions):

	2011		2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Fixed maturities, available for sale	$23,516.0	$23,516.0	$20,633.9	$20,633.9
Equity securities	175.1	175.1	68.1	68.1
Mortgage loans	1,602.8	1,735.4	1,761.2	1,762.6
Policy loans	279.7	279.7	284.4	284.4
Trading securities	91.6	91.6	372.6	372.6
Investments held by variable interest entities	496.3	496.3	420.9	420.9
Other invested assets	202.8	202.8	240.9	240.9
Cash and cash equivalents	510.4	510.4	598.7	598.7
Financial liabilities:
Insurance liabilities for interest-sensitive products (a)	$13,165.5	$13,165.5	$13,194.7	$13,194.7
Investment borrowings	1,676.5	1,735.7	1,204.1	1,265.3
Borrowings related to variable interest entities	519.9	485.1	386.9	345.1
Notes payable – direct corporate obligations	857.9	978.3	998.5	1,166.4
____________________

(a)
The estimated fair value of insurance liabilities for interest-sensitive products was approximately equal to its carrying value at December 31, 2011 and 2010.  This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The adoption of ASU 2010-26 has been reflected in the accompanying updated financial statements. The revision of the financial statements affected prior period information as follows (dollars in millions, except per share amounts):

	December 31, 2011
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Deferred acquisition costs	$1,418.1	$(621.0)	$797.1
Income tax assets, net	630.5	234.9	865.4
Other assets	316.9	(24.7)	292.2
Total assets	33,332.7	(410.8)	32,921.9

Other liabilities	548.3	8.0	556.3
Total liabilities	28,300.1	8.0	28,308.1

Accumulated other comprehensive income	625.5	156.1	781.6
Retained earnings (accumulated deficit)	42.8	(574.9)	(532.1)
Total shareholders' equity	5,032.6	(418.8)	4,613.8
Total liabilities and shareholders' equity	33,332.7	(410.8)	32,921.9

	December 31, 2010
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Deferred acquisition costs	$1,764.2	$(764.6)	$999.6
Income tax assets, net	839.4	287.6	1,127.0
Other assets	305.1	(27.7)	277.4
Total assets	31,899.6	(504.7)	31,394.9

Other liabilities	496.3	9.0	505.3
Total liabilities	27,574.3	9.0	27,583.3

Accumulated other comprehensive income	238.3	14.4	252.7
Retained earnings (accumulated deficit)	(339.7)	(528.1)	(867.8)
Total shareholders' equity	4,325.3	(513.7)	3,811.6
Total liabilities and shareholders' equity	31,899.6	(504.7)	31,394.9

	Year ended
	December 31, 2011
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$432.4	$(135.0)	$297.4
Other operating costs and expenses	496.5	208.0	704.5
Total benefits and expenses	3,745.4	73.0	3,818.4
Income before income taxes	379.2	(73.0)	306.2
Tax expense on period income	139.7	(26.2)	113.5
Net income	382.5	(46.8)	335.7

Earnings per common share:
Basic:
Net income	$1.54	$(.19)	$1.35
Diluted:
Net income	1.31	(.16)	1.15

	Year ended
	December 31, 2010
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$443.8	$(118.8)	$325.0
Other operating costs and expenses	502.9	187.4	690.3
Total benefits and expenses	3,790.4	68.6	3,859.0
Income before income taxes	293.5	(68.6)	224.9
Tax expense on period income	103.9	(24.6)	79.3
Net income	284.6	(44.0)	240.6

Earnings per common share:
Basic:
Net income	$1.13	$(.17)	$.96
Diluted:
Net income	.99	(.15)	.84

	Year ended
	December 31, 2009
	Amounts prior to adoption of ASU 2010-26	Effect of adoption of ASU 2010-26	As reported
Amortization	$432.7	$(87.4)	$345.3
Other operating costs and expenses	528.3	189.2	717.5
Total benefits and expenses	4,167.8	101.8	4,269.6
Income before income taxes	173.6	(101.8)	71.8
Tax expense on period income	60.1	(36.5)	23.6
Net income	85.7	(65.3)	20.4

Earnings per common share:
Basic:
Net income	$.45	$(.34)	$.11
Diluted:
Net income	.45	(.34)	.11

	Year ended
	December 31, 2011
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(428.7)	$212.0	$(216.7)
Other operating costs	(472.3)	(212.0)	(684.3)
Net cash used by operating activities	774.8	—	774.8

	Year ended
	December 31, 2010
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(418.2)	$193.0	$(225.2)
Other operating costs	(444.8)	(193.0)	(637.8)
Net cash used by operating activities	734.0	—	734.0

	Year ended
	December 31, 2009
	As originally reported	Effect of adoption of ASU 2010-26	As adjusted
Cash flows from operating activities:
Deferrable policy acquisition costs	$(407.5)	$190.4	$(217.1)
Other operating costs	(495.8)	(190.4)	(686.2)
Net cash used by operating activities	611.7	—	611.7
The impact of adoption of this guidance was as follows (dollars in millions):

	January 1, 2010
	Amounts prior to effect of adoption of authoritative guidance	Effect of adoption of authoritative guidance	As adjusted

Total investments	$21,530.2	$247.6	$21,777.8

Cash and cash equivalents held by variable interest entities	3.4	3.8	7.2
Accrued investment income	309.0	.9	309.9
Income tax assets, net	1,400.4	8.6	1,409.0
Other assets	278.8	14.2	293.0
Total assets	29,860.4	275.1	30,135.5

Other liabilities	620.8	8.8	629.6
Borrowings related to variable interest entities	229.1	282.2	511.3
Total liabilities	26,821.8	291.0	27,112.8

Accumulated other comprehensive income (loss)	(274.0)	(6.2)	(280.2)
Accumulated deficit	(1,098.7)	(9.7)	(1,108.4)
Total shareholders' equity	3,038.6	(15.9)	3,022.7

Total liabilities and shareholders' equity	29,860.4	275.1	30,135.5

Schedule of Interest Expense Related to 3.5 % Convertible Debentures [Table Text Block]
Interest expense related to the 3.5% Debentures includes the following for the year ended December 31, 2009 (dollars in millions):

2009

Contractual interest expense	$9.4
Amortization of discount	9.4
Amortization of debt issue costs	1.1
Total interest expense	$19.9

INVESTMENTS (TABLES)	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Schedule of Fixed Maturities, Available for Sale and Equity Securities [Table Text Block]
At December 31, 2010, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade:
Corporate securities	$12,032.9	$623.4	$(108.8)	$12,547.5	$—
United States Treasury securities and obligations of United States government corporations and agencies	299.1	5.6	(11.8)	292.9	—
States and political subdivisions	1,836.1	8.6	(95.6)	1,749.1	—
Debt securities issued by foreign governments	.8	.1	—	.9	—
Asset-backed securities	1,204.0	31.7	(28.5)	1,207.2	—
Collateralized debt obligations	238.7	3.4	(1.1)	241.0	—
Commercial mortgage-backed securities	1,292.8	76.4	(9.0)	1,360.2	(.1)
Mortgage pass-through securities	29.5	1.8	—	31.3	—
Collateralized mortgage obligations	1,416.7	25.7	(30.1)	1,412.3	(1.6)
Total investment grade fixed maturities, available for sale	18,350.6	776.7	(284.9)	18,842.4	(1.7)
Below-investment grade:
Corporate securities	1,227.3	24.4	(38.8)	1,212.9	—
States and political subdivisions	4.7	—	(1.5)	3.2	—
Asset-backed securities	57.5	1.5	(2.8)	56.2	—
Collateralized debt obligations	14.3	1.2	—	15.5	—
Commercial mortgage-backed securities	7.0	—	(3.5)	3.5	—
Collateralized mortgage obligations	494.4	11.2	(5.4)	500.2	(21.7)
Total below-investment grade fixed maturities, available for sale	1,805.2	38.3	(52.0)	1,791.5	(21.7)
Total fixed maturities, available for sale	$20,155.8	$815.0	$(336.9)	$20,633.9	$(23.4)
Equity securities	$68.2	$.8	$(.9)	$68.1

At December 31, 2011, the amortized cost, gross unrealized gains and losses, estimated fair value and other-than-temporary impairments in accumulated other comprehensive income of fixed maturities, available for sale, and equity securities were as follows (dollars in millions):

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Other-than-temporary impairments included in accumulated other comprehensive income
Investment grade (a):
Corporate securities	$13,414.9	$1,513.4	$(86.4)	$14,841.9	$—
United States Treasury securities and obligations of United States government corporations and agencies	298.0	7.4	—	305.4	—
States and political subdivisions	1,778.7	189.3	(13.6)	1,954.4	—
Debt securities issued by foreign governments	1.3	.1	—	1.4	—
Asset-backed securities	1,227.2	43.3	(30.9)	1,239.6	—
Collateralized debt obligations	323.1	1.1	(4.4)	319.8	—
Commercial mortgage-backed securities	1,351.0	89.9	(7.9)	1,433.0	—
Mortgage pass-through securities	30.5	1.6	(.1)	32.0	—
Collateralized mortgage obligations	1,314.8	77.8	(4.0)	1,388.6	(.3)
Total investment grade fixed maturities, available for sale	19,739.5	1,923.9	(147.3)	21,516.1	(.3)
Below-investment grade (a):
Corporate securities	1,055.5	25.6	(50.5)	1,030.6	—
Asset-backed securities	178.0	2.2	(5.8)	174.4	—
Collateralized debt obligations	9.4	—	(1.9)	7.5	—
Collateralized mortgage obligations	796.7	8.1	(17.4)	787.4	(11.5)
Total below-investment grade fixed maturities, available for sale	2,039.6	35.9	(75.6)	1,999.9	(11.5)
Total fixed maturities, available for sale	$21,779.1	$1,959.8	$(222.9)	$23,516.0	$(11.8)
Equity securities	$177.0	$1.2	$(3.1)	$175.1
_______________

(a)
Investment ratings – Investment ratings are assigned the second lowest rating by a nationally recognized statistical rating organization (Moody's Investor Services, Inc. (“Moody’s”), S&P or Fitch Ratings (“Fitch”)), or if not rated by such firms, the rating assigned by the NAIC.  NAIC designations of “1” or “2” include fixed maturities generally rated investment grade (rated “Baa3” or higher by Moody’s or rated “BBB-” or higher by S&P and Fitch).  NAIC designations of “3” through “6” are referred to as below-investment grade (which generally are rated “Ba1” or lower by Moody’s or rated “BB+” or lower by S&P and Fitch).  References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.

Fixed Maturities, Available-for-Sale by NAIC Designation [Table Text Block]
A summary of our fixed maturity securities, available for sale, by NAIC designations (or for fixed maturity securities held by non-regulated entities, based on NRSRO ratings) as of December 31, 2011 is as follows (dollars in millions):

NAIC designation	Amortized cost	Estimated fair value	Percentage of total estimated fair value
1	$10,617.4	$11,504.2	48.9%
2	9,982.9	10,855.4	46.2
3	877.2	861.3	3.6
4	279.3	277.2	1.2
5	21.9	17.4	.1
6.4		.5	—
	$21,779.1	$23,516.0	100.0%

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Accumulated other comprehensive income is primarily comprised of the net effect of unrealized appreciation (depreciation) on our investments.  These amounts, included in shareholders’ equity as of December 31, 2011 and 2010, were as follows (dollars in millions):

	2011	2010
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	$(4.4)	$(4.4)
Net unrealized gains on all other investments	1,733.2	476.5
Adjustment to present value of future profits (a)	(214.8)	(17.6)
Adjustment to deferred acquisition costs	(289.3)	(53.8)
Unrecognized net loss related to deferred compensation plan	(8.3)	(7.7)
Deferred income tax liabilities	(434.8)	(140.3)
Accumulated other comprehensive income	$781.6	$252.7
_________

(a)	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003 (the date our Predecessor emerged from bankruptcy).

Fixed Maturities Available for Sale, Carrying Values and Gross Unrealized Losses [Table Text Block]
The following table summarizes the carrying values and gross unrealized losses of our fixed maturity securities, available for sale, by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Energy/pipelines	$2,307.6	9.8%	$5.7	2.6%
Collateralized mortgage obligations	2,176.0	9.3	21.4	9.6
Utilities	2,113.0	9.0	1.8	.8
States and political subdivisions	1,954.4	8.3	13.6	6.1
Commercial mortgage-backed securities	1,433.0	6.1	7.9	3.5
Asset-backed securities	1,414.0	6.0	36.7	16.5
Insurance	1,356.2	5.8	15.0	6.8
Healthcare/pharmaceuticals	1,195.8	5.1	2.0	.9
Food/beverage	1,133.4	4.8	1.5	.7
Real estate/REITs	898.8	3.8	3.2	1.5
Cable/media	877.9	3.7	10.2	4.6
Banks	752.8	3.2	46.5	20.9
Capital goods	693.6	2.9	2.6	1.2
Transportation	543.8	2.3	.6	.3
Telecom	498.4	2.1	17.3	7.7
Aerospace/defense	449.5	1.9	.1	—
Building materials	388.7	1.7	13.8	6.2
Chemicals	388.6	1.7	—	—
Paper	367.8	1.6	3.6	1.6
Collateralized debt obligations	327.3	1.4	6.3	2.8
Metals and mining	320.3	1.4	2.1	.9
U.S. Treasury and Obligations	305.4	1.3	—	—
Consumer products	291.8	1.2	2.5	1.1
Brokerage	259.8	1.1	6.3	2.8
Technology	257.7	1.1	.3	.1
Other	810.4	3.4	1.9	.8
Total fixed maturities, available for sale	$23,516.0	100.0%	$222.9	100.0%

Investments Classified by Contractual Maturity Date [Table Text Block]
The following table sets forth the amortized cost and estimated fair value of fixed maturities, available for sale, at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without penalties.  In addition, structured securities (such as asset-backed securities, collateralized debt obligations, commercial mortgage-backed securities, mortgage pass-through securities and collateralized mortgage obligations, collectively referred to as “structured securities”) frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$123.9	$125.7
Due after one year through five years	1,325.5	1,396.4
Due after five years through ten years	4,586.8	4,911.7
Due after ten years	10,512.2	11,699.9
Subtotal	16,548.4	18,133.7
Structured securities	5,230.7	5,382.3
Total fixed maturities, available for sale	$21,779.1	$23,516.0

Investment Income [Table Text Block]
Net investment income consisted of the following (dollars in millions):

	2011	2010	2009

Fixed maturities	$1,233.8	$1,162.6	$1,083.7
Trading income related to policyholder and reinsurer accounts and other special-purpose portfolios	14.6	43.7	11.1
Equity securities	1.7	.8	1.5
Mortgage loans	111.7	121.7	130.8
Policy loans	17.6	18.2	21.2
Options related to fixed index products:
Option income (loss)	36.5	57.3	(63.0)
Change in value of options	(57.7)	(29.1)	113.7
Other invested assets	14.5	9.1	10.0
Cash and cash equivalents	.4	.5	1.1
Gross investment income	1,373.1	1,384.8	1,310.1
Less investment expenses	19.0	17.9	17.4
Net investment income	$1,354.1	$1,366.9	$1,292.7

Realized Gain (Loss) on Investments [Table Text Block]
The following table sets forth the net realized investment gains (losses) for the periods indicated (dollars in millions):

	2011	2010	2009
Fixed maturity securities, available for sale:
Realized gains on sale	$183.1	$347.1	$367.9
Realized losses on sale	(59.9)	(147.7)	(233.9)
Impairments:
Total other-than-temporary impairment losses	(19.2)	(94.8)	(337.8)
Other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss)	5.3	(4.7)	188.3
Net impairment losses recognized	(13.9)	(99.5)	(149.5)
Net realized investment gains (losses) from fixed maturities	109.3	99.9	(15.5)
Equity securities	(.2)	.1	—
Commercial mortgage loans	(29.3)	(16.9)	(13.5)
Impairments of mortgage loans and other investments	(20.7)	(50.3)	(45.9)
Other	2.7	(2.6)	14.4
Net realized investment gains (losses)	$61.8	$30.2	$(60.5)

Other than Temporary Impairment, Credit Losses Recognized in Earnings [Table Text Block]
The following table summarizes the amount of credit losses recognized in earnings on fixed maturity securities, available for sale, held at the beginning of the period, for which a portion of the other-than-temporary impairment was also recognized in accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009 (dollars in millions):

	Year ended
	December 31,
	2011	2010	2009
Credit losses on fixed maturity securities, available for sale, beginning of period	$(6.1)	$(27.2)	$(.6)
Add: credit losses on other-than-temporary impairments not previously recognized	(1.1)	(1.7)	(20.7)
Less: credit losses on securities sold	5.2	33.3	5.4
Less: credit losses on securities impaired due to intent to sell (a)	—	1.9	—
Add: credit losses on previously impaired securities	—	(12.4)	(11.3)
Less: increases in cash flows expected on previously impaired securities	—	—	—
Credit losses on fixed maturity securities, available for sale, end of period	$(2.0)	$(6.1)	$(27.2)
__________

(a)
Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

Investments With Unrealized Losses Classified by Contractual Maturity Date [Table Text Block]
The following table sets forth the amortized cost and estimated fair value of those fixed maturities, available for sale, with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.  Structured securities frequently include provisions for periodic principal payments and permit periodic unscheduled payments.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due in one year or less	$16.7	$16.7
Due after one year through five years	267.2	259.2
Due after five years through ten years	741.4	703.2
Due after ten years	1,158.2	1,053.9
Subtotal	2,183.5	2,033.0
Structured securities	1,807.9	1,735.5
Total	$3,991.4	$3,768.5

Schedule of Unrealized Loss on Investments [Table Text Block]
The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2011 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$9.1	$—	$.2	$—	$9.3	$—
States and political subdivisions	6.9	(.2)	155.4	(13.4)	162.3	(13.6)
Debt securities issued by foreign governments	.5	—	—	—	.5	—
Corporate securities	1,394.7	(57.0)	466.2	(79.9)	1,860.9	(136.9)
Asset-backed securities	437.6	(14.5)	147.5	(22.2)	585.1	(36.7)
Collateralized debt obligations	268.8	(6.3)	1.7	—	270.5	(6.3)
Commercial mortgage-backed securities	168.8	(5.2)	33.0	(2.7)	201.8	(7.9)
Mortgage pass-through securities	1.2	—	2.2	(.1)	3.4	(.1)
Collateralized mortgage obligations	645.0	(20.8)	29.7	(.6)	674.7	(21.4)
Total fixed maturities, available for sale	$2,932.6	$(104.0)	$835.9	$(118.9)	$3,768.5	$(222.9)
Equity securities	$41.6	$(3.0)	$.4	$—	$42.0	$(3.0)

The following table summarizes the gross unrealized losses and fair values of our investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that such securities have been in a continuous unrealized loss position, at December 31, 2010 (dollars in millions):

	Less than 12 months		12 months or greater		Total
Description of securities	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
United States Treasury securities and obligations of United States government corporations and agencies	$196.9	$(11.8)	$.2	$—	$197.1	$(11.8)
States and political subdivisions	1,188.3	(53.5)	212.1	(43.6)	1,400.4	(97.1)
Corporate securities	2,562.3	(78.3)	712.1	(69.3)	3,274.4	(147.6)
Asset-backed securities	356.5	(6.0)	224.0	(25.3)	580.5	(31.3)
Collateralized debt obligations	117.0	(.9)	5.8	(.2)	122.8	(1.1)
Commercial mortgage-backed securities	15.5	—	111.8	(12.5)	127.3	(12.5)
Mortgage pass-through securities	.3	—	3.4	—	3.7	—
Collateralized mortgage obligations	661.0	(29.1)	112.9	(6.4)	773.9	(35.5)
Total fixed maturities, available for sale	$5,097.8	$(179.6)	$1,382.3	$(157.3)	$6,480.1	$(336.9)
Equity securities	$.4	$—	$6.1	$(.9)	$6.5	$(.9)

Schedule of Unrealized Loss on Investments Rated Below Investment Grade and Continuously In An Unrealized Loss Position Exceeding 20 Percent of Cost Basis [Table Text Block]
The following summarizes the investments in our portfolio rated below-investment grade which have been continuously in an unrealized loss position exceeding 20 percent of the cost basis for the period indicated as of December 31, 2011 (dollars in millions):

	Number of issuers	Cost basis	Unrealized loss	Estimated fair value
Less than 6 months	7	$64.7	$(17.5)	$47.2
Greater than or equal to 6 months and less than 12 months	1	14.8	(3.6)	11.2
	8	$79.5	$(21.1)	$58.4

Schedule of Unrealized Loss on Investments By Category and Rating [Table Text Block]
The following table summarizes the gross unrealized losses of our fixed maturity securities, available for sale, by category and ratings category as of December 31, 2011 (dollars in millions):

	Investment grade		Below-investment grade
	AAA/AA/A	BBB	BB	B+ and below	Total gross unrealized losses
Banks	$13.9	$20.7	$11.9	$—	$46.5
Asset-backed securities	13.6	17.3	4.7	1.1	36.7
Collateralized mortgage obligations	3.2	.8	2.2	15.2	21.4
Telecom	—	13.1	1.2	3.0	17.3
Insurance	.8	12.7	1.5	—	15.0
Building materials	—	3.6	9.7	.5	13.8
States and political subdivisions	4.7	8.9	—	—	13.6
Cable/media	—	.4	6.2	3.6	10.2
Commercial mortgage-backed securities	7.2	.7	—	—	7.9
Collateralized debt obligations	4.1	.3	.9	1.0	6.3
Brokerage	5.7	.6	—	—	6.3
Energy/pipelines	—	4.0	1.6	.1	5.7
Paper	—	.1	3.5	—	3.6
Real estate/REITs	.1	1.5	1.6	—	3.2
Capital goods	—	2.1	.5	—	2.6
Consumer products	—	.3	1.9	.3	2.5
Metals and mining	—	1.3	.8	—	2.1
Healthcare/pharmaceuticals	—	1.2	.1	.7	2.0
Utilities	—	1.8	—	—	1.8
Food/beverage	—	1.0	—	.5	1.5
Gaming	—	—	—	.9	.9
Transportation	—	.6	—	—	.6
Technology	—	—	.2	.1	.3
Retail	—	.1	—	—	.1
Autos	—	.1	—	—	.1
Aerospace/defense	—	.1	—	—	.1
Mortgage pass-through securities	.1	—	—	—	.1
Other	—	.6	.1	—	.7
Total fixed maturities, available for sale	$53.4	$93.9	$48.6	$27.0	$222.9

Schedule of Structured Securities [Table Text Block]
The following table sets forth the par value, amortized cost and estimated fair value of structured securities, summarized by interest rates on the underlying collateral, at December 31, 2011 (dollars in millions):

	Par value	Amortized cost	Estimated fair value
Below 4 percent	$576.0	$529.3	$521.9
4 percent – 5 percent	739.4	722.6	771.1
5 percent – 6 percent	2,678.5	2,592.3	2,675.3
6 percent – 7 percent	1,025.0	986.3	1,005.8
7 percent – 8 percent	201.7	208.1	212.9
8 percent and above	186.9	192.1	195.3
Total structured securities	$5,407.5	$5,230.7	$5,382.3

The amortized cost and estimated fair value of structured securities at December 31, 2011, summarized by type of security, were as follows (dollars in millions):

		Estimated fair value
Type	Amortized cost	Amount	Percent of fixed maturities
Pass-throughs, sequential and equivalent securities	$1,403.9	$1,444.5	6.1%
Planned amortization classes, target amortization classes and accretion-directed bonds	715.7	740.6	3.2
Commercial mortgage-backed securities	1,351.0	1,433.0	6.1
Asset-backed securities	1,405.2	1,414.0	6.0
Collateralized debt obligations	332.5	327.3	1.4
Other	22.4	22.9	.1
Total structured securities	$5,230.7	$5,382.3	22.9%

Weighted Average Loan-To-Value Ratio for Outstanding Mortgage Loans [Table Text Block]
The following table provides the weighted average loan-to-value ratio for our outstanding mortgage loans as of December 31, 2011 (dollars in millions):

Loan-to-value ratio (a)	Carrying value	Estimated fair value
Less than 60%	$626.3	$697.6
60% to 70%	382.5	415.6
70% to 80%	207.2	217.3
80% to 90%	218.9	241.6
Greater than 90%	167.9	163.3
Total	$1,602.8	$1,735.4
________________

(a)
Loan-to-value ratios are calculated as the ratio of:  (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.

LIABILITIES FOR INSURANCE PRODUCTS (TABLES)	12 Months Ended
Dec. 31, 2011
Liabilities for Insurance Products [Abstract]
Schedule of Insurance Liabilities, by Product Segment [Table Text Block]
These liabilities consisted of the following (dollars in millions):

	Withdrawal assumption	Mortality assumption	Interest rate assumption	2011	2010

Future policy benefits:
Interest-sensitive products:
Investment contracts	N/A	N/A	(c)	$9,832.9	$9,742.9
Universal life contracts	N/A	N/A	N/A	3,332.6	3,451.8
Total interest-sensitive products				13,165.5	13,194.7
Traditional products:
Traditional life insurance contracts	Company experience	(a)	5%	2,396.2	2,354.3
Limited-payment annuities	Company experience, if applicable	(b)	5%	848.8	873.4
Individual and group accident and health	Company experience	Company experience	6%	7,237.7	7,079.9
Total traditional products				10,482.7	10,307.6
Claims payable and other policyholder funds	N/A	N/A	N/A	1,034.3	968.7
Liabilities related to separate accounts	N/A	N/A	N/A	15.0	17.5
Total				$24,697.5	$24,488.5
____________________

(a)	Principally, modifications of the 1965 ‑ 70 and 1975 - 80 Basic, Select and Ultimate Tables.

(b)	Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

(c)	In 2011 and 2010, all of this liability represented account balances where future benefits are not guaranteed.

Liability for Unpaid Claims Adjustment Expense by Expense Type [Table Text Block]
Changes in the unpaid claims reserve (included in claims payable) and disabled life reserves related to accident and health insurance (included in individual and group accident and health liabilities) were as follows (dollars in millions):

	2011	2010	2009

Balance, beginning of the year	$1,543.7	$1,444.0	$1,341.3
Incurred claims (net of reinsurance) related to:
Current year	1,545.8	1,505.8	1,616.8
Prior years (a)	(41.7)	(15.6)	(32.3)
Total incurred	1,504.1	1,490.2	1,584.5
Interest on claim reserves	78.4	73.4	69.3
Paid claims (net of reinsurance) related to:
Current year	866.5	827.0	910.7
Prior years	626.2	694.1	691.6
Total paid	1,492.7	1,521.1	1,602.3
Net change in balance for reinsurance assumed and ceded	3.8	57.2	51.2
Balance, end of the year	$1,637.3	$1,543.7	$1,444.0
___________

(a)
The reserves and liabilities we establish are necessarily based on estimates, assumptions and prior years' statistics. Such amounts will fluctuate based upon the estimation procedures used to determine the amount of unpaid losses. It is possible that actual claims will exceed our reserves and have a material adverse effect on our results of operations and financial condition.

INCOME TAXES (TABLES)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of income tax expense were as follows (dollars in millions):

	2011	2010	2009
Current tax expense	$11.9	$9.7	$9.3
Deferred tax provision	101.6	69.6	14.3
Income tax expense on period income	113.5	79.3	23.6
Valuation allowance	(143.0)	(95.0)	27.8
Total income tax expense (benefit)	$(29.5)	$(15.7)	$51.4

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. statutory corporate tax rate to the effective rate reflected in the consolidated statement of operations is as follows:

	2011	2010	2009
U.S. statutory corporate rate	35.0%	35.0%	35.0%
Valuation allowance	(46.7)	(42.2)	38.7
Other nondeductible benefits	.7	(.6)	(3.5)
State taxes	.9	.9	1.4
Provision for tax issues, tax credits and other	.5	(.1)	—
Effective tax rate	(9.6)%	(7.0)%	71.6%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s income tax assets and liabilities were as follows (dollars in millions):

	2011	2010
Deferred tax assets:
Net federal operating loss carryforwards attributable to:
Life insurance subsidiaries	$583.0	$681.7
Non-life companies	862.2	870.6
Net state operating loss carryforwards	16.8	17.8
Tax credits	32.6	23.4
Capital loss carryforwards	342.3	339.7
Deductible temporary differences:
Investments	—	5.3
Insurance liabilities	744.4	738.9
Other	64.8	76.0
Gross deferred tax assets	2,646.1	2,753.4
Deferred tax liabilities:
Investments	(24.2)	—
Present value of future profits and deferred acquisition costs	(363.7)	(393.9)
Unrealized appreciation on investments	(434.8)	(140.3)
Gross deferred tax liabilities	(822.7)	(534.2)
Net deferred tax assets before valuation allowance	1,823.4	2,219.2
Valuation allowance	(938.4)	(1,081.4)
Net deferred tax assets	885.0	1,137.8
Current income taxes accrued	(19.6)	(10.8)
Income tax assets, net	$865.4	$1,127.0

Summary of Valuation Allowance [Table Text Block]
Changes in our valuation allowance are summarized as follows (dollars in millions):

Balance at December 31, 2008	$1,180.7
Increase in 2009	27.8	(a)
Expiration of capital loss carryforwards	(32.1)
Balance at December 31, 2009	1,176.4
Decrease in 2010	(95.0)	(b)
Balance at December 31, 2010	1,081.4
Decrease in 2011	(143.0)	(c)
Balance at December 31, 2011	$938.4
____________________

(a)
The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.

(b)
The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.

(c)
The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.

Summary of Operating Loss Carryforwards [Table Text Block]

As of December 31, 2011, we had $4.1 billion of federal NOLs and $1.0 billion of capital loss carryforwards, which expire as follows (dollars in millions):

Year of expiration	Net operating loss carryforwards (a)				Capital loss		Total loss
	Life		Non-life		carryforwards		carryforwards
2013	$—		$—		$940.3	(b)	$940.3
2014	—		—		28.7		28.7
2016	—		—		8.9		8.9
2018	1,432.2	(a)	—		—		1,432.2
2021	29.6		—		—		29.6
2022	204.1		—		—		204.1
2023	—	(b)	1,975.2	(a)	—		1,975.2
2024	—		3.2		—		3.2
2025	—		118.8		—		118.8
2027	—		216.8		—		216.8
2028	—		.5		—		.5
2029	—		148.8		—		148.8
Total	$1,665.9		$2,463.3		$977.9		$5,107.1
_________________________

(a)
The allocation of the NOLs summarized above assumes the IRS does not take an adverse position in the future regarding the tax position we plan to take in our tax returns with respect to the allocation of CODI.  If the IRS disagrees with the tax position we plan to take with respect to the allocation of CODI, and their position prevails, approximately $631 million of the NOLs expiring in 2018 would be characterized as non-life NOLs.

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2011 and 2010 is as follows (dollars in millions):

	Years ended December 31,
	2011	2010

Balance at beginning of year	$311.1	$300.6
Increase based on tax positions taken in prior years	7.1	10.5
Balance at end of year	$318.2	$311.1

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (TABLES)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The following notes payable were direct corporate obligations of the Company as of December 31, 2011 and 2010 (dollars in millions):

	2011	2010
7.0% Debentures	$293.0	$293.0
Senior Secured Credit Agreement	255.2	375.0
9.0% Senior Secured Notes due January 2018 (the “9.0% Senior Secured Notes”)	275.0	275.0
Senior Health Note due November 12, 2013 (the “Senior Health Note”)	50.0	75.0
Unamortized discount on 7.0% Debentures	(12.9)	(14.8)
Unamortized discount on Senior Secured Credit Agreement	(2.4)	(4.7)
Direct corporate obligations	$857.9	$998.5

Schedule of Maturities of Long-term Debt [Table Text Block]

The scheduled repayment of our direct corporate obligations was as follows at December 31, 2011 (dollars in millions):

Year ending December 31,
2012	$45.0
2013	80.0
2014	75.0
2015	85.0
2016	313.2
Thereafter	275.0
$873.2

COMMITMENTS AND CONTINGENCIES COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases and Sponsorship Agreements, Future Required Minimum Payments [Table Text Block]	Future required minimum payments as of December 31, 2011, were as follows (dollars in millions):

2012	$48.9
2013	35.6
2014	28.7
2015	22.9
2016	20.2
Thereafter	44.1
Total	$200.4

AGENT DEFERRED COMPENSATION PLAN (TABLES)	12 Months Ended
Dec. 31, 2011
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of Assumptions Used [Table Text Block]	We used the following assumptions for the deferred compensation plan to calculate:

	2011	2010
Benefit obligations:
Discount rate	4.50%	5.50%
Net periodic cost:
Discount rate	5.50%	5.75%

Schedule of Expected Benefit Payments [Table Text Block]	The benefits expected to be paid pursuant to our agent deferred compensation plan as of December 31, 2011 were as follows (dollars in millions):

2012	$5.0
2013	5.4
2014	5.9
2015	6.1
2016	6.4
2017 - 2021	37.5

SHAREHOLDERS' EQUITY (TABLES)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward [Table Text Block]
Changes in the number of shares of common stock outstanding were as follows (shares in thousands):

	2011		2010		2009
Balance, beginning of year	251,084		250,786		184,754
Treasury stock purchased and retired	(11,120)		—		—
Issuance of common stock	—		—		65,900
Stock options exercised	862		33		—
Restricted stock vested	479	(a)	265	(a)	132
Balance, end of year	241,305		251,084		250,786

____________________

(a)
In 2011 and 2010, such amount was reduced by 200 thousand shares and 74 thousand shares, respectively, which were tendered for the payment of federal and state taxes owed on the vesting of restricted stock.

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company's stock option activity and related information for 2011 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	9,754	$10.87
Options granted	1,262	7.38
Exercised	(862)	2.52		$1.3
Forfeited or terminated	(2,442)	14.35
Outstanding at the end of the year	7,712	10.13	3.1	$31.3
Options exercisable at the end of the year	4,135		1.8	$18.0
Available for future grant	11,044

A summary of the Company's stock option activity and related information for 2010 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	8,560	$11.65
Options granted	1,849	6.43
Exercised	(33)	2.83		$—
Forfeited or terminated	(622)	8.81
Outstanding at the end of the year	9,754	10.87	3.6	$38.3
Options exercisable at the end of the year	4,374		2.9	$24.1
Available for future grant	9,326

A summary of the Company's stock option activity and related information for 2009 is presented below (shares in thousands; dollars in millions, except per share amounts):

	Shares	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value
Outstanding at the beginning of the year	5,864	$16.94
Options granted	3,219	2.64
Exercised	—	—		$—
Forfeited or terminated	(523)	15.52
Outstanding at the end of the year	8,560	11.65	4.1	$31.6
Options exercisable at the end of the year	2,992		4.4	$19.4
Available for future grant	12,565

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option valuation model with the following weighted average assumptions:

	2011	2010	2009
	Grants	Grants	Grants
Weighted average risk-free interest rates	2.2%	2.5%	1.6%
Weighted average dividend yields	—%	—%	—%
Volatility factors	107%	105%	108%
Weighted average expected life (in years)	4.8	4.7	3.8
Weighted average fair value per share	$5.68	$4.90	$1.89

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options outstanding at December 31, 2011 (shares in thousands):

		Options outstanding		Options exercisable
Range of exercise prices	Number outstanding	Remaining life (in years)	Average exercise price	Number exercisable	Average exercise price
$1.13	405	2.2	$1.13	148	$1.13
$3.05 - $3.11	1,579	2.4	3.05	656	3.05
$4.79 - $6.45	1,353	5.2	6.40	17	5.21
$7.38 - $7.74	1,061	6.2	7.38	—	—
$8.91 - $12.96	1,022	1.2	10.60	1,022	10.60
$14.78 - $21.67	1,887	1.4	19.16	1,887	19.16
$22.42 - $25.45	405	4.5	23.20	405	23.20
	7,712			4,135

Schedule of Nonvested Share Activity [Table Text Block]
A summary of the Company's non-vested restricted stock activity for 2011 is presented below (shares in thousands):

	Shares	Weighted average grant date fair value
Non-vested shares, beginning of year	1,319	$4.65
Granted	862	6.97
Vested	(679)	4.76
Forfeited	(184)	4.73
Non-vested shares, end of year	1,318	6.09

Schedule of Earnings Per Share Reconciliation
A reconciliation of net income and shares used to calculate basic and diluted earnings per share is as follows (dollars in millions and shares in thousands):

	2011	2010	2009
Net income for basic earnings per share	$335.7	$240.6	$20.4
Add: interest expense on 7.0% Debentures, net of income taxes	14.7	13.3	1.1
Net income for diluted earnings per share	$350.4	$253.9	$21.5
Shares:
Weighted average shares outstanding for basic earnings per share	247,952	250,973	188,365
Effect of dilutive securities on weighted average shares:
7% Debentures	53,367	49,014	4,281
Stock option and restricted stock plans	2,513	1,871	694
Warrants	249	—	—
Dilutive potential common shares	56,129	50,885	4,975
Weighted average shares outstanding for diluted earnings per share	304,081	301,858	193,340

Schedule of Share-based Compensation, Performance Shares, Activity [Table Text Block]
A summary of the Company's performance shares is presented below (shares in thousands):

	Total shareholder return awards	Operating return on equity awards	Pre-tax operating income awards
Awards outstanding at December 31, 2008	551	367	—
Granted in 2009	—	620	—
Forfeited	(220)	(162)	—
Awards outstanding at December 31, 2009	331	825	—
Granted in 2010	—	—	687
Forfeited	(331)	(270)	(35)
Awards outstanding at December 31, 2010	—	555	652
Granted in 2011	—	—	417
Forfeited	—	(555)	(233)
Awards outstanding at December 31, 2011	—	—	836

OTHER OPERATING STATEMENT DATA (TABLES)	12 Months Ended
Dec. 31, 2011
Other Operating Statement Data [Abstract]
Schedule of Insurance Policy Income [Table Text Block]
Insurance policy income consisted of the following (dollars in millions):

	2011	2010	2009
Direct premiums collected	$4,214.7	$4,252.0	$4,128.1
Reinsurance assumed	87.7	99.4	476.5
Reinsurance ceded	(243.2)	(264.7)	(185.7)
Premiums collected, net of reinsurance	4,059.2	4,086.7	4,418.9
Change in unearned premiums	17.2	2.9	(2.1)
Less premiums on universal life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,693.5)	(1,730.1)	(1,668.9)
Premiums on traditional products with mortality or morbidity risk	2,382.9	2,359.5	2,747.9
Fees and surrender charges on interest-sensitive products	307.6	310.5	345.7
Insurance policy income	$2,690.5	$2,670.0	$3,093.6

Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Other operating costs and expenses were as follows (dollars in millions):

	2011	2010	2009
Commission expense	$131.7	$130.9	$149.5
Salaries and wages	167.6	175.6	173.5
Other	405.2	383.8	394.5
Total other operating costs and expenses	$704.5	$690.3	$717.5

Schedule of Changes In Present Value of Future Insuance Profits [Table Text Block]
Changes in the present value of future profits were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$1,008.6	$1,175.9	$1,477.8
Amortization	(113.7)	(139.0)	(177.5)
Effect of reinsurance transactions	—	—	(24.1)
Amounts related to fair value adjustment of fixed maturities, available for sale	(197.2)	(28.3)	(100.3)
Balance, end of year	$697.7	$1,008.6	$1,175.9

Schedule of Changes in Deferred Acquisition Costs [Table Text Block]
Changes in deferred acquisition costs were as follows (dollars in millions):

	2011	2010	2009
Balance, beginning of year	$999.6	$1,063.0	$1,123.2
Additions	216.7	231.8	217.1
Amortization	(183.7)	(186.0)	(167.8)
Effect of reinsurance transactions	—	—	(35.5)
Amounts related to fair value adjustment of fixed maturities, available for sale	(235.5)	(98.5)	(74.0)
Other adjustments	—	(10.7)	—
Balance, end of year	$797.1	$999.6	$1,063.0

CONSOLIDATED STATEMENT CASH FLOWS (TABLES)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Reconciliation Of Net Income To Net Cash Provided By Operating Activities [Table Text Block]
The following reconciles net income to net cash provided by operating activities (dollars in millions):

	2011	2010	2009
Cash flows from operating activities:
Net income	$335.7	$240.6	$20.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	323.6	346.5	373.5
Income taxes	(32.9)	(16.1)	44.2
Insurance liabilities	346.4	437.6	421.4
Accrual and amortization of investment income	64.5	(62.0)	(125.4)
Deferral of policy acquisition costs	(216.7)	(225.2)	(217.1)
Net realized investment (gains) losses	(61.8)	(30.2)	60.5
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other	12.6	36.0	12.0
Net cash provided by operating activities	$774.8	$734.0	$611.7

Schedule of Other Significant Noncash Transactions [Table Text Block]
Non-cash items not reflected in the investing and financing activities sections of the consolidated statement of cash flows (dollars in millions):

	2011	2010	2009
Stock option and restricted stock plans	$5.2	$11.4	$9.1
Change in securities lending collateral	—	103.7	223.1
Change in securities lending payable	—	(103.7)	(223.1)

STATUTORY INFORMATION (TABLES)	12 Months Ended
Dec. 31, 2011
Statutory Information [Abstract]
Statutory Accounting Practices Disclosure [Table Text Block]
The Company's insurance subsidiaries reported the following amounts to regulatory agencies, after appropriate elimination of intercompany accounts among such subsidiaries (dollars in millions):

	2011	2010
Statutory capital and surplus	$1,578.1	$1,525.1
Asset valuation reserve	168.4	71.3
Interest maintenance reserve	552.0	428.1
Total	$2,298.5	$2,024.5

BUSINESS SEGMENTS (TABLES)	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Operating information by segment was as follows (dollars in millions):

	2011	2010	2009
Revenues:
Bankers Life:
Insurance policy income:
Annuities	$33.4	$39.5	$41.4
Health	1,347.3	1,366.0	1,711.7
Life	231.7	190.7	206.1
Net investment income (a)	766.3	758.9	678.1
Fee revenue and other income (a)	13.8	12.8	10.2
Total Bankers Life revenues	2,392.5	2,367.9	2,647.5
Washington National:
Insurance policy income:
Health	565.7	559.3	563.2
Life	15.6	16.8	29.4
Other	3.8	4.9	5.3
Net investment income (a)	189.5	185.4	188.9
Fee revenue and other income (a)	1.0	1.1	1.5
Total Washington National revenues	775.6	767.5	788.3
Colonial Penn:
Insurance policy income:
Health	5.9	6.8	8.1
Life	197.1	188.1	188.0
Net investment income (a)	41.1	39.3	38.7
Fee revenue and other income (a)	.9	.7	.9
Total Colonial Penn revenues	245.0	234.9	235.7
Other CNO Business:
Insurance policy income:
Annuities	12.2	12.9	29.5
Health	27.7	29.9	32.1
Life	248.4	252.5	275.8
Other	1.7	2.6	3.0
Net investment income (a)	344.1	364.6	371.9
Total Other CNO Business revenues	634.1	662.5	712.3
Corporate operations:
Net investment income	13.1	18.7	15.1
Fee and other income	2.5	2.2	3.0
Total corporate revenues	15.6	20.9	18.1
Total revenues	4,062.8	4,053.7	4,401.9

(continued on next page)

(continued from previous page)

	2011	2010	2009
Expenses:
Bankers Life:
Insurance policy benefits	$1,570.1	$1,607.3	$1,905.0
Amortization	206.3	207.9	209.9
Interest expense on investment borrowings	4.8	1.0	—
Other operating costs and expenses	320.4	314.2	329.5
Total Bankers Life expenses	2,101.6	2,130.4	2,444.4
Washington National:
Insurance policy benefits	464.5	450.6	467.0
Amortization	44.9	46.6	45.2
Interest expense on investment borrowings	.7	—	—
Other operating costs and expenses	169.4	169.9	175.2
Total Washington National expenses	679.5	667.1	687.4
Colonial Penn:
Insurance policy benefits	150.1	144.8	143.0
Amortization	15.0	12.5	17.6
Other operating costs and expenses	84.6	73.4	64.8
Total Colonial Penn expenses	249.7	230.7	225.4
Other CNO Business:
Insurance policy benefits	479.9	521.0	551.7
Amortization	39.8	48.7	76.2
Interest expense on investment borrowings	20.3	20.0	20.5
Other operating costs and expenses	78.8	82.0	104.9
Total Other CNO Business expenses	618.8	671.7	753.3
Corporate operations:
Interest expense on corporate debt	76.3	79.3	84.7
Interest expense on borrowings of variable interest entities	11.8	12.9	12.7
Interest expense on investment borrowings	.2	—	—
Loss on extinguishment of debt	3.4	6.8	22.2
Other operating costs and expenses	51.3	50.8	43.1
Total corporate expenses	143.0	149.8	162.7
Total expenses	3,792.6	3,849.7	4,273.2
Income (loss) before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes:
Bankers Life	290.9	237.5	203.1
Washington National	96.1	100.4	100.9
Colonial Penn	(4.7)	4.2	10.3
Other CNO Business	15.3	(9.2)	(41.0)
Corporate operations	(127.4)	(128.9)	(144.6)
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes	$270.2	$204.0	$128.7
___________________

(a)	It is not practicable to provide additional components of revenue by product or services.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
A reconciliation of segment revenues and expenses to consolidated revenues and expenses is as follows (dollars in millions):

	2011	2010	2009
Total segment revenues	$4,062.8	$4,053.7	$4,401.9
Net realized investment gains (losses)	61.8	30.2	(60.5)
Consolidated revenues	$4,124.6	$4,083.9	$4,341.4

Total segment expenses	$3,792.6	$3,849.7	$4,273.2
Insurance policy benefits - fair value changes in embedded derivative liabilities (a)	34.4	—	—
Amortization related to fair value changes in embedded derivative liabilities (a)	(14.0)	—	—
Amortization related to net realized investment gains (losses)	5.4	9.3	(3.6)
Consolidated expenses	$3,818.4	$3,859.0	$4,269.6

Schedule of Balance Sheet Information, by Segment [Table Text Block]
Segment balance sheet information was as follows (dollars in millions):

	2011	2010
Assets:
Bankers Life	$16,800.0	$15,823.1
Washington National	4,360.4	3,978.9
Colonial Penn	879.2	885.2
Other CNO Business	8,964.9	8,990.6
Corporate operations	1,917.4	1,717.1
Total assets	$32,921.9	$31,394.9
Liabilities:
Bankers Life	$14,757.1	$14,083.3
Washington National	3,449.1	3,170.7
Colonial Penn	742.4	733.9
Other CNO Business	7,857.8	8,152.1
Corporate operations	1,501.7	1,443.3
Total liabilities	$28,308.1	$27,583.3

Schedule of Selected Financial Information, by Segment [Table Text Block]
The following table presents selected financial information of our segments (dollars in millions):

Segment	Present value of future profits	Deferred acquisition costs	Insurance liabilities
2011
Bankers Life	$201.8	$491.0	$13,720.4
Washington National	402.0	142.3	2,954.7
Colonial Penn	72.6	51.5	725.5
Other CNO Business	21.3	112.3	7,296.9
Total	$697.7	$797.1	$24,697.5
2010
Bankers Life	$467.2	$662.3	$13,065.8
Washington National	426.9	126.8	2,979.2
Colonial Penn	81.7	48.5	717.8
Other CNO Business	32.8	162.0	7,725.7
Total	$1,008.6	$999.6	$24,488.5

QUARTERLY FINANCIAL DATA (TABLES)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
Quarterly financial data (unaudited) were as follows (dollars in millions, except per share data):

2011	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,049.2	$1,032.0	$992.3	$1,051.1
Income before income taxes	$70.4	$71.8	$61.7	$102.3
Income tax expense (benefit)	25.0	25.4	(117.8)	37.9
Net income	$45.4	$46.4	$179.5	$64.4
Income per common share:
Basic:
Net income	$.18	$.18	$.73	$.27
Diluted:
Net income	$.16	$.16	$.61	$.23

2010	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$1,002.4	$953.2	$1,052.5	$1,075.8
Income before income taxes	$31.1	$31.6	$60.4	$101.8
Income tax expense (benefit)	11.3	11.5	21.8	(60.3)
Net income	$19.8	$20.1	$38.6	$162.1
Income per common share:
Basic:
Net income	$.08	$.08	$.15	$.65
Diluted:
Net income	$.08	$.08	$.14	$.54

INVESTMENTS IN VARIABLE INTEREST ENTITIES (TABLES)	12 Months Ended
Dec. 31, 2011
Investments in Variable Interest Entities [Abstract]
Schedule of Impact On Balance Sheet of Consolidating Variable Interest Entities [Table Text Block]
The following table provides supplemental information about the assets and liabilities of the VIEs which have been consolidated in accordance with authoritative guidance (dollars in millions):

	December 31, 2011
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$496.3	$—	$496.3
Notes receivable of VIEs held by insurance subsidiaries	—	(45.3)	(45.3)
Cash and cash equivalents held by variable interest entities	74.4	—	74.4
Accrued investment income	1.7	—	1.7
Income tax assets, net	6.8	(1.4)	5.4
Other assets	7.7	—	7.7
Total assets	$586.9	$(46.7)	$540.2
Liabilities:
Other liabilities	$30.3	$(.1)	$30.2
Borrowings related to variable interest entities	519.9	—	519.9
Notes payable of VIEs held by insurance subsidiaries	49.3	(49.3)	—
Total liabilities	$599.5	$(49.4)	$550.1

	December 31, 2010
	VIEs	Eliminations	Net effect on consolidated balance sheet
Assets:
Investments held by variable interest entities	$420.9	$—	$420.9
Notes receivable of VIEs held by insurance subsidiaries	—	(96.8)	(96.8)
Cash and cash equivalents held by variable interest entities	26.8	—	26.8
Accrued investment income	1.4	(4.8)	(3.4)
Income tax assets, net	20.9	(6.5)	14.4
Other assets	15.9	—	15.9
Total assets	$485.9	$(108.1)	$377.8
Liabilities:
Other liabilities	$22.0	$(4.6)	$17.4
Borrowings related to variable interest entities	386.9	—	386.9
Notes payable of VIEs held by insurance subsidiaries	115.6	(115.6)	—
Total liabilities	$524.5	$(120.2)	$404.3

Supplemental Information, Revenues and Expenses of Variable Interest Entities [Table Text Block]
The following table provides supplemental information about the revenues and expenses of the VIEs which have been consolidated in accordance with authoritative guidance, after giving effect to the elimination of our investment in the VIEs and investment management fees earned by a subsidiary of the Company (dollars in millions):

	2011	2010	2009
Revenues:
Net investment income – policyholder and reinsurer accounts and other special-purpose portfolios	$18.8	$20.1	$13.4
Fee revenue and other income	1.2	.6	.3
Total revenues	20.0	20.7	13.7
Expenses:
Interest expense	11.8	12.9	12.7
Other operating expenses	.7	.6	.2
Total expenses	12.5	13.5	12.9
Income before net realized investment losses and income taxes	7.5	7.2	.8
Net realized investment losses	(1.3)	(3.7)	(14.2)
Income (loss) before income taxes	$6.2	$3.5	$(13.4)

Variable Interest Entities, Fair Value by Contractual Maturity [Table Text Block]
The following table sets forth the amortized cost and estimated fair value of those investments held by the VIEs with unrealized losses at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$207.7	$202.6
Due after five years through ten years	182.9	180.3
Total	$390.6	$382.9
The following table sets forth the amortized cost and estimated fair value of the investments held by the VIEs at December 31, 2011, by contractual maturity.  Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized cost	Estimated fair value
	(Dollars in millions)
Due after one year through five years	$271.9	$267.8
Due after five years through ten years	230.6	228.5
Total	$502.5	$496.3

Carrying Values of Investments Held by Variable Interest Entities [Table Text Block]
The following table summarizes the carrying values of the investments held by the VIEs by category as of December 31, 2011 (dollars in millions):

	Carrying value	Percent of fixed maturities	Gross unrealized losses	Percent of gross unrealized losses
Cable/media	$66.0	13.3%	$.9	11.2%
Healthcare/pharmaceuticals	60.0	12.1	1.8	23.1
Technology	46.8	9.4	.5	6.1
Food/beverage	37.5	7.6	.3	3.6
Autos	31.1	6.3	.2	3.0
Brokerage	20.5	4.1	.3	3.9
Consumer products	20.1	4.1	.7	8.6
Gaming	19.6	3.9	.2	2.5
Retail	18.4	3.7	.1	1.5
Chemicals	17.1	3.4	.2	2.0
Insurance	16.5	3.3	.2	2.0
Telecom	16.1	3.2	.2	3.0
Paper	15.6	3.1	.1	1.8
Capital goods	14.8	3.0	.2	2.0
Entertainment/hotels	14.7	3.0	.7	9.8
Aerospace/defense	12.8	2.6	.1	1.1
Transportation	7.0	1.4	.1	1.7
Real estate/REITs	6.8	1.4	.1	1.7
Building materials	6.8	1.4	—	.7
Metals and mining	6.0	1.2	—	—
Other	42.1	8.5	.8	10.7
Total	$496.3	100.0%	$7.7	100.0%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CASH AND CASH EQUIVALENTS (DETAILS) (Maximum [Member])	12 Months Ended
Dec. 31, 2011
Maximum [Member]
Maturity Period of Cash and Cash Equivalents	3 months

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - PRESENT VALUE OF FUTURE PROFITS (DETAILS)	1 Months Ended
Sep. 30, 2003
Present Value of Future Insurance Profits [Abstract]
Discount Rate Used To Determine Present Value of Future Insurance Profits	12.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTING FOR LONG-TERM CARE PREMIUM RATE INCREASES (DETAILS)	12 Months Ended
Dec. 31, 2011
Insurance [Abstract]
Long-Term Care Policy, Retention of Current Policy, Rate Increase in First Year	50.00%
Long-Term Care Policy, Receipt of Replacement Policy With Reduced Benefits, Rate Increase in First Year	25.00%
Long-Term Care Policy, Receipt of Replacement Policy With Reduced Benefits, Rate Increase Maximum in Subsequent Years	15.00%
Long-Term Care Policy, Receipt of Paid-Up Policy, Future Claims Allowable, Percentage of Premiums Paid	100.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTING FOR MARKETING AND REINSURANCE AGREEMENTS WITH COVENTRY (DETAILS) (Collaborative Arrangement, Coventry Prescription Drug Plan [Member])	12 Months Ended
Dec. 31, 2011
Collaborative Arrangement, Coventry Prescription Drug Plan [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Quota-Share Reinsurance Agreement, Percentage of Net Premiums And Related Policy Benefits	50.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - REINSURANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2009 Wilton Reassurance Company [Member]	Dec. 31, 2008 Wilton Reassurance Company [Member] policies	Dec. 31, 2011 Coventry Health Care Marketing and Quota Share Agreements [Member]	Dec. 31, 2010 Coventry Health Care Marketing and Quota Share Agreements [Member]	Dec. 31, 2009 Coventry Health Care Marketing and Quota Share Agreements [Member]	Dec. 31, 2009 Life Insurance Segment [Member] Wilton Reassurance Company [Member] Bankers Life [Member]	Oct. 01, 2009 Life Insurance Segment [Member] Wilton Reassurance Company [Member] Bankers Life [Member] policies	Dec. 31, 2011 Maximum [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Retained Mortality Risk On Any Policy														$ 0.8
Ceded Premiums Written	238.1		258.6		179.4
Reinsurance Effect on Claims and Benefits Incurred, Amount Ceded	204.9		471.6		477.2
Assumed Premiums Written	80.4		92.6		475.5				58.1	67.2	444.3
Number of Non-Core Life Insurance Policies Coinsured								104,000
Ceding Commission Paid by Reinsurer								55.8					44
Percentage of Policies Coinsured and Administered by Reinsurer								100.00%
Cash and Policy Loans Transferred To Reinsurer								401.6
Policy and Other Reserves Transferred To Reinsurer								457.4					117
Deferred Gain on Insurance Policies Coinsured							26
Valuation Allowance, Deferred Tax Asset, Change in Amount	(143)	[1]	(95)	[2]	27.8	[3]	20					18
Number of Life Insurance Policies Coinsured													234,000
Percentage of Policies Coinsured by Reinsurer													50.00%
Investment Securities and Policy Loans, Transferred To Reinsurer													73
Deferred Cost of Reinsurance, Pre-Tax												$ 10

[1]	The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.
[2]	The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.
[3]	The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INCOME TAXES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Deferred Tax Assets, Valuation Allowance	$ 938.4	$ 1,081.4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - INVESTMENT BORROWINGS (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	$ 1,676,500,000	$ 1,204,100,000
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	1,650,000,000	1,200,000,000
Federal Home Loan Bank Stock	82,500,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	2,100,000,000
Interest Expense on FHLB Borrowings	25,700,000	20,800,000	20,300,000
Aggregate Fee to Prepay All Fixed Rate FHLB Borrowings	59,200,000
Repurchase Agreements [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	24,800,000
Other Borrowings [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	1,700,000	4,100,000
Borrowings Due October 2013 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Oct 31, 2013
Debt Instrument, Interest Rate, Stated Percentage	0.62%
Borrowings Due November 2013 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Nov 30, 2013
Debt Instrument, Interest Rate, Stated Percentage	0.53%
Borrowings Due February 2014 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	67,000,000
Debt Instrument, Maturity Date	Feb 28, 2014
Debt Instrument, Interest Rate, Stated Percentage	1.83%
Borrowings Due August 2014 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Aug 31, 2014
Debt Instrument, Interest Rate, Stated Percentage	0.58%
Borrowings Due September 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Sep 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	0.73%
Borrowings Due October 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	150,000,000
Debt Instrument, Maturity Date	Oct 31, 2015
Debt Instrument, Interest Rate, Stated Percentage	0.63%
Borrowings Due November 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Nov 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	4.89%
Borrowings Due November 2015 Rate Two [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	146,000,000
Debt Instrument, Maturity Date	Nov 30, 2015
Debt Instrument, Interest Rate, Stated Percentage	5.30%
Borrowings Due December 2015 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Dec 31, 2015
Debt Instrument, Interest Rate, Stated Percentage	4.71%
Borrowings Due June 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Jun 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.73%
Borrowings Due June 2016 Rate Two [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	75,000,000
Debt Instrument, Maturity Date	Jun 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.74%
Borrowings Due August 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	75,000,000
Debt Instrument, Maturity Date	Aug 31, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.71%
Borrowings Due October 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Oct 31, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.76%
Borrowings Due November 2016 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Nov 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.80%
Borrowings Due November 2016 Rate Two [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Nov 30, 2016
Debt Instrument, Interest Rate, Stated Percentage	0.76%
Borrowings Due June 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Jun 30, 2017
Debt Instrument, Interest Rate, Stated Percentage	0.79%
Borrowings Due August 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Debt Instrument, Maturity Date	Aug 31, 2017
Debt Instrument, Interest Rate, Stated Percentage	0.65%
Borrowings Due October 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Debt Instrument, Maturity Date	Oct 31, 2017
Debt Instrument, Interest Rate, Stated Percentage	0.83%
Borrowings Due November 2017 [Member] | Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	37,000,000
Debt Instrument, Maturity Date	Nov 30, 2017
Debt Instrument, Interest Rate, Stated Percentage	3.75%
Maturity up to 30 days [Member] | Other Borrowings [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	20,800,000
Maturity 30 to 90 Days [Member] | Other Borrowings [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Assets Sold under Agreements to Repurchase, Repurchase Liability	$ 4,000,000

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ACCOUNTING FOR DERIVATIVES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011 Equity Swap [Member]	Dec. 31, 2010 Equity Swap [Member]	Dec. 31, 2011 Equity Swap [Member] Investment Income [Member]	Dec. 31, 2010 Equity Swap [Member] Investment Income [Member]	Dec. 31, 2009 Equity Swap [Member] Investment Income [Member]	Jun. 30, 2011 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2011 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2010 Embedded Derivative Financial Instruments [Member]	Dec. 31, 2011 Embedded Derivative Associated With Modified Coinsurance Agreement [Member]	Dec. 31, 2010 Embedded Derivative Associated With Modified Coinsurance Agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net			$ (21.2)	$ 28.2	$ 50.7	$ 20.4
Other Derivatives Not Designated as Hedging Instruments Assets at Fair Value	37.9	89.4
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value							$ 666.3	$ 553.6	$ 3.5	$ (0.4)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - MULTIBUCKET ANNUITY PRODUCT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Insurance [Abstract]
Insurance Liabilities Held, Related to Multibucket Annuity Products	$ 52.6	$ 63.7
Return Of Premium Annual Percentage, Multibucket Annuity	3.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS - NARRATIVE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Available for sale fixed maturities classified as level 3, investment grade, percent	86.00%
Fair value of level 3 fixed maturity securities valued using broker quotes, percentage	50.00%
Fair value of level 3 fixed maturity securities valued using independent pricing services, percentage	2.00%
Other than temporary impairment attributable to level 3 investments	$ 14.3
Fixed maturities, available for sale, classified as level 3, percentage privately placed	9.00%
Available for sale fixed maturities classified as level 3, corporate securities, percent	35.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	$ 23,516		$ 20,633.9
Equity securities	175.1		68.1
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Assets held in separate accounts	15		17.5
Interest-sensitive products	13,165.5		13,194.7
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.7		3.2
Investments held by variable interest entities	0		0
Other invested assets	0		0
Assets held in separate accounts	0		0
Interest-sensitive products	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	86.1		364.7
Investments held by variable interest entities	496.3		414.2
Other invested assets	141.6	[1]	192	[1]
Assets held in separate accounts	15		17.5
Interest-sensitive products	0		0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	4.8		4.7
Investments held by variable interest entities	0		6.7
Other invested assets	18.3		0
Assets held in separate accounts	0		0
Interest-sensitive products	669.8	[2]	553.2	[3]
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	159.9		192
Assets held in separate accounts	15		17.5
Interest-sensitive products	669.8		553.2
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	15,576.3		11,835.3
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	296.2		1,925.1
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	15,872.5		13,760.4
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		10
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	303.8		280.9
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1.6		2
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	305.4		292.9
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1,952.3		1,749.8
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	2.1		2.5
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1,954.4		1,752.3
Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1.4		0.9
Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Foreign Government Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1.4		0.9
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1,334.3		1,081.1
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	79.7		182.3
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1,414		1,263.4
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	327.3		256.5
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	327.3		256.5
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1,415.7		1,363.7
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	17.3		0
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	1,433		1,363.7
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		27.8
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	29.8		0
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	2.2		3.5
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	32		31.3
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		0
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	2,051.2		1,715.4
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	124.8		197.1
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	2,176		1,912.5
Total Fixed Maturities, Available For Sale [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	0		37.8
Total Fixed Maturities, Available For Sale [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	22,664.8		18,027.1
Total Fixed Maturities, Available For Sale [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	851.2		2,569
Total Fixed Maturities, Available For Sale [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, available for sale	23,516		20,633.9
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	17.9		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	0		37.5
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	157.2		30.6
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	175.1		68.1
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	64.6		47.5
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	3		2.9
Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	67.6		50.4
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.7		1.2
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0.4
Collateralized Mortgage Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.7		1.6
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	4.9		293.8
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	4.9		293.8
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	15.6		16.1
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	15.6		16.1
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.1		0.6
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Asset-backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.1		0.6
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		5.2
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.4		0
Commercial Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.4		5.2
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.2		0.3
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Mortgage Pass Through Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.2		0.3
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0.7		3.2
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	1.4		1.4
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities	$ 2.1		$ 4.6

[1]	Includes company-owned life insurance and derivatives
[2]	Includes $666.3 million of embedded derivatives associated with our fixed index annuity products and $3.5 million of embedded derivatives associated with a modified coinsurance agreement
[3]	Includes $553.6 million of embedded derivatives associated with our fixed index annuity products and $(.4) million of embedded derivatives associated with a modified coinsurance agreement

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS - UNOBSERVABLE INPUT RECONCILIATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Available-for-sale Securities [Member] | Corporate Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	$ (292.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	5.8
Sales	(298.1)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	1,925.1		2,103.7
Cumulative effect of accounting change			(5.9)	[1]
Purchases, sales, issuances and settlements, net	(292.3)	[2]	112.3
Total realized and unrealized gains (losses) included in net income	(17)		(72.8)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	16		64.1
Transfers into level 3	43.3	[3]	9.6	[4]
Transfers out of level 3	(1,378.9)	[3],[5]	(285.9)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	296.2		1,925.1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | US Treasury and Government [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(0.1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(0.1)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2		2.2
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(0.1)	[2]	(0.1)
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.3)		(0.1)
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	1.6		2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2.5		1.8
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0.1		0.4
Transfers into level 3	2	[3]	2.1	[4]
Transfers out of level 3	(2.5)	[3],[5]	(1.8)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	2.1		2.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Asset-backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(4.1)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0.2
Sales	(4.3)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Asset-backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	182.3		168.1
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(4.1)	[2]	24.2
Total realized and unrealized gains (losses) included in net income	0		(11.2)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	4.8		24.2
Transfers into level 3	39.4	[3]	10	[4]
Transfers out of level 3	(142.7)	[3],[5]	(33)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	79.7		182.3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	69.4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	182.2
Sales	(112.8)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Collateralized Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	256.5		92.8
Cumulative effect of accounting change			(5.7)	[1]
Purchases, sales, issuances and settlements, net	69.4	[2]	160.2
Total realized and unrealized gains (losses) included in net income	1.5		(0.3)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.1)		9.5
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	327.3		256.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0		13.7
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0.2		0
Transfers into level 3	17.1	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	(13.7)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	17.3		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Mortgage Pass Through Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(1.3)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(1.3)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Mortgage Pass Through Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	3.5		4.2
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(1.3)	[2]	(0.7)
Total realized and unrealized gains (losses) included in net income	0		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	2.2		3.5
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Collateralized Mortgage Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	28.4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	63.6
Sales	(35.2)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Collateralized Mortgage Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	197.1		11.4
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	28.4	[2]	174.8
Total realized and unrealized gains (losses) included in net income	(2.1)		(0.8)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	3.7		5.5
Transfers into level 3	3.9	[3]	17.3	[4]
Transfers out of level 3	(106.2)	[3],[5]	(11.1)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	124.8		197.1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Available-for-sale Securities [Member] | Total Fixed Maturities, Available For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(200)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	251.8
Sales	(451.8)
Issuances	0
Settlements	0
Available-for-sale Securities [Member] | Total Fixed Maturities, Available For Sale [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2,569		2,397.9
Cumulative effect of accounting change			(11.6)	[1]
Purchases, sales, issuances and settlements, net	(200)	[2]	470.7
Total realized and unrealized gains (losses) included in net income	(17.6)		(85.1)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	24.4		103.6
Transfers into level 3	105.7	[3]	39	[4]
Transfers out of level 3	(1,630.3)	[3],[5]	(345.5)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	851.2		2,569
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Equity Securities Classification [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	94
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	99.2
Sales	(5.2)
Issuances	0
Settlements	0
Equity Securities Classification [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	30.6		30.9
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	94	[2]	0.1
Total realized and unrealized gains (losses) included in net income	(4)		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.9)		(0.4)
Transfers into level 3	37.5	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	157.2		30.6
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	4.7		3.7
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(0.5)	[2]	0
Total realized and unrealized gains (losses) included in net income	0.2		0.7
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0.4	[3]	0.3	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	4.8		4.7
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0.2		0.7
Investments Held By Variable Interest Entities [Member] | Corporate Securities Held By Variable Interest Entities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(7.9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(7.9)
Issuances	0
Settlements	0
Investments Held By Variable Interest Entities [Member] | Corporate Securities Held By Variable Interest Entities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	6.7		0
Cumulative effect of accounting change			6.9	[1]
Purchases, sales, issuances and settlements, net	(7.9)	[2]	(1)
Total realized and unrealized gains (losses) included in net income	1.5		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	(0.3)		0.8
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	0		6.7
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0
Securities Lending Collateral [Member] | Securities Lending Collateral, Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance			13.7
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net			(13.7)
Total realized and unrealized gains (losses) included in net income			0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)			0
Transfers into level 3			0	[4]
Transfers out of level 3			0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance			0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date			0
Securities Lending Collateral [Member] | Securities Lending Collateral, Asset Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance			22.9
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net			(20.9)
Total realized and unrealized gains (losses) included in net income			0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)			0
Transfers into level 3			0	[4]
Transfers out of level 3			(2)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance			0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date			0
Securities Lending Collateral [Member] | Total Securities Lending Collateral [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance			36.6
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net			(34.6)
Total realized and unrealized gains (losses) included in net income			0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)			0
Transfers into level 3			0	[4]
Transfers out of level 3			(2)	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance			0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date			0
Other Invested Assets [Member] | Other Invested Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	25
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	25
Sales	0
Issuances	0
Settlements	0
Other Invested Assets [Member] | Other Invested Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0		2.4
Cumulative effect of accounting change			(2.4)	[1]
Purchases, sales, issuances and settlements, net	25	[2]	0
Total realized and unrealized gains (losses) included in net income	(6.7)		0
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	18.3		0
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	(6.7)		0
Corporate Debt Securities [Member] | Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	2.9		2.4
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0.1		0.5
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	3		2.9
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0.1		0.5
Collateralized Mortgage Obligations [Member] | Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(0.5)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	0
Sales	(0.5)
Issuances	0
Settlements	0
Collateralized Mortgage Obligations [Member] | Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	0.4		0
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(0.5)	[2]	0
Total realized and unrealized gains (losses) included in net income	0.1		0.1
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0.4	[3]	0.3	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	0.4		0.4
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0.1		0.1
Equity Securities [Member] | Trading Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	1.4		1.3
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	0	[2]	0
Total realized and unrealized gains (losses) included in net income	0		0.1
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	1.4		1.4
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	0		0.1
Interest Sensitive Products [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Purchases, sales, issuances and settlements, net	(62.5)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases, Sales, Issuances, Settlements [Abstract]
Purchases	(119.8)
Sales	54.5
Issues	(34.6)
Settlements	37.4
Interest Sensitive Products [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value, measurement with unobservable inputs reconciliation, beginning balance	(553.2)		(496)
Cumulative effect of accounting change			0	[1]
Purchases, sales, issuances and settlements, net	(62.5)	[2]	(20)
Total realized and unrealized gains (losses) included in net income	(54.1)		(37.2)
Total realized and unrealized gains (losses) included in accumulated other comprehensive income (loss)	0		0
Transfers into level 3	0	[3]	0	[4]
Transfers out of level 3	0	[3],[5]	0	[4]
Fair value, measurement with unobservable inputs reconciliation, ending balance	(669.8)		(553.2)
Amount of Total Gains Losses Included in Net Income Related to Assets Liabilities Still Held at the Reporting Date	$ (54.1)		$ (37.2)

[1]	Amounts represent adjustments to investments related to a VIE that was required to be consolidated effective January 1, 2010, as well as the reclassification of investments of a VIE which was consolidated at December 31, 2009.
[2]	Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities, purchases and settlements of derivative instruments, and changes to embedded derivative instruments related to insurance products resulting from the issuance of new contracts, or changes to existing contracts
[3]	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period
[4]	Transfers in/out of Level 3 are reported as having occurred at the beginning of the period.
[5]	Transfers out of Level 3 are primarily related to our re-evaluation of the observability of pricing inputs related to investment grade privately placed securities

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - FAIR VALUE MEASUREMENTS - FINANCIAL ASSETS AND LIABILITIES (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financial Assets
Fixed maturities, available for sale	$ 23,516		$ 20,633.9
Equity securities	175.1		68.1
Mortgage loans	1,602.8		1,761.2
Policy loans	279.7		284.4
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Financial Liabilities
Insurance liabilities for interest-sensitive products	13,165.5		13,194.7
Investment borrowings	1,676.5		1,204.1
Borrowings related to variable interest entities	519.9		386.9
Notes payable - direct corporate obligations	857.9		998.5
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets
Fixed maturities, available for sale	23,516		20,633.9
Equity securities	175.1		68.1
Mortgage loans	1,735.4	[1]	1,762.6
Policy loans	279.7		284.4
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Cash and cash equivalents	510.4		598.7
Financial Liabilities
Insurance liabilities for interest-sensitive products	13,165.5	[2]	13,194.7	[2]
Investment borrowings	1,735.7		1,265.3
Borrowings related to variable interest entities	485.1		345.1
Notes payable - direct corporate obligations	978.3		1,166.4
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets
Fixed maturities, available for sale	23,516		20,633.9
Equity securities	175.1		68.1
Mortgage loans	1,602.8		1,761.2
Policy loans	279.7		284.4
Trading securities	91.6		372.6
Investments held by variable interest entities	496.3		420.9
Other invested assets	202.8		240.9
Cash and cash equivalents	510.4		598.7
Financial Liabilities
Insurance liabilities for interest-sensitive products	13,165.5	[2]	13,194.7	[2]
Investment borrowings	1,676.5		1,204.1
Borrowings related to variable interest entities	519.9		386.9
Notes payable - direct corporate obligations	$ 857.9		$ 998.5

[1]	Loan-to-value ratios are calculated as the ratio of: (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.
[2]	The estimated fair value of insurance liabilities for interest-sensitive products was approximately equal to its carrying value at December��31, 2011 and 2010. This was because interest rates credited on the vast majority of account balances approximate current rates paid on similar products and because these rates are not generally guaranteed beyond one year.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - SALES INDUCEMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Sales Inducements [Abstract]
Deferred Sales Inducements, Additions	$ 11.5	$ 20	$ 28.4
Deferred Sales Inducements, Amortization Expense	28.7	31.2	30.2
Deferred Sales Inducements, Net	149.2	166.4
Persistency Bonus Benefits Included in Insurance Liabilities	$ 50	$ 85.3

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - OUT-OF-PERIOD ADJUSTMENT (DETAILS) (Out of Period Adjustment [Member], USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
Dec. 31, 2011
Out of Period Adjustment [Member]
Out of Period Adjustment, Effect on Insurance Policy Benefits	$ 9.7
Out of Period Adjustment, Reduction on Income Tax Expense	3.4
Out Of Period Adjustment, Effect on Net Income	$ (6.3)
Adjustment to Earnings Per Diluted Share	$ 0.02

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - RECENTLY ISSUED ACCOUNTING STANDARDS (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Previously Reported [Member]	Dec. 31, 2010 Previously Reported [Member]	Dec. 31, 2009 Previously Reported [Member]	Jan. 01, 2010 Previously Reported [Member]	Dec. 31, 2011 Adjustments for New Accounting Pronouncement [Member]	Dec. 31, 2010 Adjustments for New Accounting Pronouncement [Member]	Dec. 31, 2009 Adjustments for New Accounting Pronouncement [Member]	Jan. 01, 2010 Adjustments for New Accounting Pronouncement [Member]	Dec. 31, 2011 Actual [Member]	Dec. 31, 2010 Actual [Member]	Dec. 31, 2009 Actual [Member]	Jan. 01, 2010 Actual [Member]	Dec. 31, 2008 Actual [Member]	Dec. 31, 2009 Convertible Subordinated, 3.5 Percent Debentures [Member]	Oct. 31, 2009 Convertible Subordinated, 3.5 Percent Debentures [Member]
Balance Sheet Related Disclosures [Abstract]
Deferred acquisition costs	$ 797.1				$ 999.6				$ 797.1	$ 999.6			$ 1,418.1	$ 1,764.2			$ (621)	$ (764.6)			$ 797.1	$ 999.6
Income tax assets, net	865.4				1,127				865.4	1,127			630.5	839.4			234.9	287.6			865.4	1,127
Other assets	292.2				277.4				292.2	277.4			316.9	305.1		278.8	(24.7)	(27.7)		14.2	292.2	277.4		293
Total assets	32,921.9				31,394.9				32,921.9	31,394.9			33,332.7	31,899.6		29,860.4	(410.8)	(504.7)		275.1	32,921.9	31,394.9		30,135.5
Other liabilities	556.3				505.3				556.3	505.3			548.3	496.3		620.8	8	9		8.8	556.3	505.3		629.6
Borrowings related to variable interest entities	519.9				386.9				519.9	386.9						229.1				282.2				511.3
Total liabilities	28,308.1				27,583.3				28,308.1	27,583.3			28,300.1	27,574.3		26,821.8	8	9		291	28,308.1	27,583.3		27,112.8
Accumulated other comprehensive income	781.6				252.7				781.6	252.7			625.5	238.3		(274)	156.1	14.4		(6.2)	781.6	252.7		(280.2)
Retained earnings (accumulated deficit)	(532.1)				(867.8)				(532.1)	(867.8)			42.8	(339.7)		(1,098.7)	(574.9)	(528.1)		(9.7)	(532.1)	(867.8)		(1,108.4)
Total shareholders' equity	4,613.8				3,811.6				4,613.8	3,811.6	3,038.6	1,630	5,032.6	4,325.3		3,038.6	(418.8)	(513.7)		(15.9)	4,613.8	3,811.6		3,022.7	1,188
Total liabilities and shareholders' equity	32,921.9				31,394.9				32,921.9	31,394.9			33,332.7	31,899.6		29,860.4	(410.8)	(504.7)		275.1	32,921.9	31,394.9		30,135.5
Income Statement Related Disclosures [Abstract]
Amortization									297.4	325	345.3		432.4	443.8	432.7		(135)	(118.8)	(87.4)		297.4	325	345.3
Other operating costs and expenses									704.5	690.3	717.5		496.5	502.9	528.3		208	187.4	189.2		704.5	690.3	717.5
Total benefits and expenses									3,818.4	3,859	4,269.6		3,745.4	3,790.4	4,167.8		73	68.6	101.8		3,818.4	3,859	4,269.6
Income before income taxes	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8		379.2	293.5	173.6		(73)	(68.6)	(101.8)		306.2	224.9	71.8
Tax expense on period income									113.5	79.3	23.6		139.7	103.9	60.1		(26.2)	(24.6)	(36.5)		113.5	79.3	23.6
Net income	64.4	179.5	46.4	45.4	162.1	38.6	20.1	19.8	335.7	240.6	20.4		382.5	284.6	85.7		(46.8)	(44)	(65.3)		335.7	240.6	20.4
Earnings per common share, Net income, Basic	$ 0.27	$ 0.73	$ 0.18	$ 0.18	$ 0.65	$ 0.15	$ 0.08	$ 0.08	$ 1.35	$ 0.96	$ 0.11		$ 1.54	$ 1.13	$ 0.45		$ (0.19)	$ (0.17)	$ (0.34)		$ 1.35	$ 0.96	$ 0.11
Earnings per common share, Net income, Diluted	$ 0.23	$ 0.61	$ 0.16	$ 0.16	$ 0.54	$ 0.14	$ 0.08	$ 0.08	$ 1.15	$ 0.84	$ 0.11		$ 1.31	$ 0.99	$ 0.45		$ (0.16)	$ (0.15)	$ (0.34)		$ 1.15	$ 0.84	$ 0.11
Supplemental Cash Flow Information [Abstract]
Deferrable policy acquisition costs									216.7	225.2	217.1		(428.7)	(418.2)	(407.5)		212	193	190.4		(216.7)	(225.2)	(217.1)
Other operating costs									684.3	637.8	686.2		(472.3)	(444.8)	(495.8)		(212)	(193)	(190.4)		(684.3)	(637.8)	(686.2)
Cash flows used by operating activities									774.8	734	611.7		774.8	734	611.7		0	0	0		774.8	734	611.7
Balance Sheet Related Disclosures, Other [Abstract]
Total investments	26,364.3				23,782				26,364.3	23,782						21,530.2				247.6				21,777.8
Cash and cash equivalents held by variable interest entities	74.4				26.8				74.4	26.8						3.4				3.8				7.2
Accrued investment income	288.7				327.8				288.7	327.8						309				0.9				309.9
Income tax assets, net	865.4				1,127				865.4	1,127						1,400.4				8.6				1,409
Other Related Disclosure for Adopted Accounting Standards [Abstract]
Net decrease to accumulated deficit											4.9
Increased effective interest rate (percent)																											7.40%
Recognition of discount to notes																											45
Interest Expense [Abstract]
Contractual interest expense																										9.4
Amortization of discount																										9.4
Amortization of debt issue costs																										1.1
Total interest expense																										$ 19.9

INVESTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 states		Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans on Real Estate	$ 1,602.8		$ 1,761.2
Collateral Held under Securities Lending, Percentage of Fair Value of Loaned Securities			102.00%
Net Investment Income, Securities Lending Program			0.2	1.2
Assets Held by Insurance Regulators	74.5		77.7
Number of Additional States Greater Than Specified Percentage of Mortgage Loan Balance	0
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	38		(114)	(385)
CALIFORNIA
Percentage of Mortgage Loan Balance	7.00%
MINNESOTA
Percentage of Mortgage Loan Balance	7.00%
ARIZONA
Percentage of Mortgage Loan Balance	6.00%
FLORIDA
Percentage of Mortgage Loan Balance	6.00%
INDIANA
Percentage of Mortgage Loan Balance	5.00%
MARYLAND
Percentage of Mortgage Loan Balance	5.00%
Minimum [Member]
Percentage of Mortgage Loan Balance	5.00%
Maximum [Member]
Percentage of Commercial Loan Balance, Noncurrent	1.00%
Estimate of Fair Value, Fair Value Disclosure [Member]
Mortgage Loans on Real Estate	1,735.4	[1]	1,762.6
Estimate of Fair Value, Fair Value Disclosure [Member] | Less Than 60% [Member]
Mortgage Loans on Real Estate	697.6	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | 60% to 70% [Member]
Mortgage Loans on Real Estate	415.6	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | 70% to 80% [Member]
Mortgage Loans on Real Estate	217.3	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | 80% to 90% [Member]
Mortgage Loans on Real Estate	241.6	[1]
Estimate of Fair Value, Fair Value Disclosure [Member] | Greater Than 90% [Member]
Mortgage Loans on Real Estate	163.3	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Mortgage Loans on Real Estate	1,602.8		1,761.2
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Less Than 60% [Member]
Mortgage Loans on Real Estate	626.3	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | 60% to 70% [Member]
Mortgage Loans on Real Estate	382.5	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | 70% to 80% [Member]
Mortgage Loans on Real Estate	207.2	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | 80% to 90% [Member]
Mortgage Loans on Real Estate	218.9	[1]
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Greater Than 90% [Member]
Mortgage Loans on Real Estate	$ 167.9	[1]

[1]	Loan-to-value ratios are calculated as the ratio of: (i) the carrying value of the commercial mortgage loans; to (ii) the estimated fair value of the underlying commercial property, which is updated on a periodic basis as part of our ongoing credit assessment of the loan portfolio.

INVESTMENTS - AVAILABLE FOR SALE SECURITIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	$ 21,779.1		$ 20,155.8
Available-for-sale Securities, Gross Unrealized Gains	1,959.8	[1]	815
Available-for-sale Securities, Gross Unrealized Losses	(222.9)	[1]	(336.9)
Available-for-sale Securities, Fair Value Disclosure	23,516	[1]	20,633.9
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	100.00%
Available-for-sale Equity Securities, Amortized Cost Basis	177		68.2
Percentage of Available-for-sale Debt Securities, Fair Value	100.00%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	100.00%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	(11.8)		23.4
Reduction to Present Value of Future Profits Due to Unrealized Gains That Would Result in Premium Deficiency if Unrealized Gains Were Realized	(182)
Reduction to Deferred Acquisition Costs Due to Unrealized Gains That Would Result in Premium Deficiency if Unrealized Gains Were Realized	(89)
Increase to Deferred Tax Assets Due to Unrealized Gains That Would Result in Premium Deficiency if Unrealized Gains Were Realized	97.6
Available-for-sale Securities, Structured Securities, Fair Value	5,382.3
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	22.90%
Available-for-sale Securities, Structured Securities, Par Value	5,407.5
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	5,230.7
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net unrealized appreciation (depreciation) on fixed maturity securities, available for sale, on which an other-than-temporary impairment loss has been recognized	(4.4)		(4.4)
Net unrealized gains (losses) on all other investments	1,733.2		476.5
Adjustment to present value of future profits (a)	(214.8)	[2]	(17.6)	[2]
Adjustment to deferred acquisition costs	(289.3)		(53.8)
Unrecognized net loss related to deferred compensation plan	(8.3)		(7.7)
Deferred income tax liabilities	(434.8)		(140.3)
Accumulated other comprehensive income	781.6		252.7
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	123.9
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	125.7
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	1,325.5
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	1,396.4
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	4,586.8
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	4,911.7
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	10,512.2
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	11,699.9
Available For Sale Securities, Debt Maturities, Amortized Cost, Subtotal	16,548.4
Available For Sale Securities, Debt Maturities, Fair Value, Subtotal	18,133.7
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	5,230.7
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	5,382.3
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	21,779.1
Available-for-sale Securities, Debt Securities	23,516		20,633.9
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis With Unrealized Losses	16.7
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value With Unrealized Losses	16.7
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis With Unrealized Losses	267.2
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value With Unrealized Losses	259.2
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis With Unrealized Losses	741.4
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value With Unrealized Losses	703.2
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis With Unrealized Losses	1,158.2
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value With Unrealized Losses	1,053.9
Available For Sale Securities, Debt Maturities, Amortized Cost With Unrealized Losses, Subtotal	2,183.5
Available For Sale Securities, Debt Maturities, Fair Value With Unrealized Losses, Subtotal	2,033
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis With Unrealized Losses	1,807.9
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value With Unrealized Losses	1,735.5
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis With Unrealized Losses, Total	3,991.4
Available-for-sale Securities, Debt Maturities, Fair Value With Unrealized Losses, Total	3,768.5
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,932.6		5,097.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(104)		(179.6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	835.9		1,382.3
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(118.9)		(157.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,768.5		6,480.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(222.9)		(336.9)
Below 4 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	521.9
Available-for-sale Securities, Structured Securities, Par Value	576
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	529.3
4 Percent - 5 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	771.1
Available-for-sale Securities, Structured Securities, Par Value	739.4
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	722.6
5 Percent - 6 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	2,675.3
Available-for-sale Securities, Structured Securities, Par Value	2,678.5
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	2,592.3
6 Percent - 7 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	1,005.8
Available-for-sale Securities, Structured Securities, Par Value	1,025
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	986.3
7 Percent - 8 Percent [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	212.9
Available-for-sale Securities, Structured Securities, Par Value	201.7
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	208.1
8 Percent and Above [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	195.3
Available-for-sale Securities, Structured Securities, Par Value	186.9
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	192.1
Designation 1 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	10,617.4
Available-for-sale Securities, Fair Value Disclosure	11,504.2
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	48.90%
NAIC Designation	1
Designation 2 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	9,982.9
Available-for-sale Securities, Fair Value Disclosure	10,855.4
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	46.20%
NAIC Designation	2
Designation 3 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	877.2
Available-for-sale Securities, Fair Value Disclosure	861.3
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	3.60%
NAIC Designation	3
Designation 4 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	279.3
Available-for-sale Securities, Fair Value Disclosure	277.2
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	1.20%
NAIC Designation	4
Designation 5 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	21.9
Available-for-sale Securities, Fair Value Disclosure	17.4
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	0.10%
NAIC Designation	5
Designation 6 [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	0.4
Available-for-sale Securities, Fair Value Disclosure	0.5
Available-for sale Securities, Fair Value Disclosure, Percentage of Estimated Fair Value	0.00%
NAIC Designation	6
Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	2,039.6	[1]	1,805.2
Available-for-sale Securities, Gross Unrealized Gains	35.9	[1]	38.3
Available-for-sale Securities, Gross Unrealized Losses	(75.6)	[1]	(52)
Available-for-sale Securities, Fair Value Disclosure	1,999.9	[1]	1,791.5
Percentage of Available-for-sale Debt Securities, Fair Value	9.40%
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	11.5		21.7
Available-for-sale Securities, Fair Value Disclosure, Percentage of Amortized Cost	98.00%
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Number of Issuers	7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Cost Basis	64.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Aggregate Unrealized Losses	(17.5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Six Months, Fair Value	47.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Number of Issuers	1
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Cost Basis	14.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Aggregate Losses	(3.6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Longer than or Equal to Six Months and Less than Twelve Months, Fair Value	11.2
Available-for-sale Securities, Continuous Unrealized Loss Position, Number of Issuers	8
Available-for-sale Securities, Continuous Unrealized Loss Position Greater Than 20 Percent of Cost Basis, Cost Basis	79.5
Available-for-sale Securities, Continuous Unrealized Loss Position Greater Than 20 Percent of Cost Basis, Aggregate Losses	(21.1)
Available-for-sale Securities, Continuous Unrealized Loss Position Greater Than 20 Percent of Cost Basis, Fair Value	58.4
Available for Sale Securities, Continuous Unrealized Loss Position Exceeding Cost Basis, Percent	20.00%
Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	19,739.5	[1]	18,350.6
Available-for-sale Securities, Gross Unrealized Gains	1,923.9	[1]	776.7
Available-for-sale Securities, Gross Unrealized Losses	(147.3)	[1]	(284.9)
Available-for-sale Securities, Fair Value Disclosure	21,516.1	[1]	18,842.4
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0.3		1.7
AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(53.4)
BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(93.9)
BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(48.6)
B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(27)
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	23,516
Available-for-sale Securities, Debt Maturities [Abstract]
Available-for-sale Securities, Debt Securities	23,516		20,633.9
Corporate Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,394.7		2,562.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(57)		(78.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	466.2		712.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(79.9)		(69.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,860.9		3,274.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(136.9)		(147.6)
Corporate Debt Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,055.5	[1]	1,227.3
Available-for-sale Securities, Gross Unrealized Gains	25.6	[1]	24.4
Available-for-sale Securities, Gross Unrealized Losses	(50.5)	[1]	(38.8)
Available-for-sale Securities, Fair Value Disclosure	1,030.6	[1]	1,212.9
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Corporate Debt Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	13,414.9	[1]	12,032.9
Available-for-sale Securities, Gross Unrealized Gains	1,513.4	[1]	623.4
Available-for-sale Securities, Gross Unrealized Losses	(86.4)	[1]	(108.8)
Available-for-sale Securities, Fair Value Disclosure	14,841.9	[1]	12,547.5
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Energy/pipelines [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(5.7)
Percentage of Available-for-sale Debt Securities, Fair Value	9.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	2.60%
Energy/pipelines [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Energy/pipelines [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4)
Energy/pipelines [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.6)
Energy/pipelines [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Energy/pipelines [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,307.6
Utilities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.8)
Percentage of Available-for-sale Debt Securities, Fair Value	9.00%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.80%
Utilities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Utilities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.8)
Utilities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Utilities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Utilities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,113
Insurance [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(15)
Percentage of Available-for-sale Debt Securities, Fair Value	5.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	6.80%
Insurance [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.8)
Insurance [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(12.7)
Insurance [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.5)
Insurance [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Insurance [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,356.2
Food/beverage [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.5)
Percentage of Available-for-sale Debt Securities, Fair Value	4.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.70%
Food/beverage [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Food/beverage [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1)
Food/beverage [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Food/beverage [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.5)
Food/beverage [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,133.4
Healthcare/phamaceuticals [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2)
Percentage of Available-for-sale Debt Securities, Fair Value	5.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.90%
Healthcare/phamaceuticals [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Healthcare/phamaceuticals [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.2)
Healthcare/phamaceuticals [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Healthcare/phamaceuticals [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.7)
Healthcare/phamaceuticals [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,195.8
Banks [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(46.5)
Percentage of Available-for-sale Debt Securities, Fair Value	3.20%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	20.90%
Banks [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.9)
Banks [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(20.7)
Banks [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(11.9)
Banks [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Banks [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	752.8
Cable/media [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(10.2)
Percentage of Available-for-sale Debt Securities, Fair Value	3.70%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	4.60%
Cable/media [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Cable/media [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.4)
Cable/media [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(6.2)
Cable/media [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.6)
Cable/media [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	877.9
Real estate/REITs [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.2)
Percentage of Available-for-sale Debt Securities, Fair Value	3.80%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.50%
Real estate/REITs [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Real estate/REITs [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.5)
Real estate/REITs [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.6)
Real estate/REITs [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Real estate/REITs [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	898.8
Gaming [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.9)
Gaming [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Gaming [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Gaming [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Gaming [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.9)
Transportation [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Percentage of Available-for-sale Debt Securities, Fair Value	2.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.30%
Transportation [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Transportation [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Transportation [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Transportation [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Transportation [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	543.8
Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Percentage of Available-for-sale Debt Securities, Fair Value	1.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.10%
Technology [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Technology [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Technology [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.2)
Technology [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Technology [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	257.7
Retail [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Retail [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Retail [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Retail [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Retail [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Autos [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Autos [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Autos [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Autos [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Autos [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Capital goods [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.6)
Percentage of Available-for-sale Debt Securities, Fair Value	2.90%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.20%
Capital goods [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Capital goods [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.1)
Capital goods [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.5)
Capital goods [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Capital goods [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	693.6
Building materials [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.8)
Percentage of Available-for-sale Debt Securities, Fair Value	1.70%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	6.20%
Building materials [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Building materials [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.6)
Building materials [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(9.7)
Building materials [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.5)
Building materials [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	388.7
Telecom [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(17.3)
Percentage of Available-for-sale Debt Securities, Fair Value	2.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	7.70%
Telecom [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Telecom [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.1)
Telecom [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.2)
Telecom [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3)
Telecom [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	498.4
Aerospace/defense [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Percentage of Available-for-sale Debt Securities, Fair Value	1.90%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.00%
Aerospace/defense [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Aerospace/defense [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Aerospace/defense [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Aerospace/defense [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Aerospace/defense [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	449.5
Metals and mining [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.1)
Percentage of Available-for-sale Debt Securities, Fair Value	1.40%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.90%
Metals and mining [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Metals and mining [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.3)
Metals and mining [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.8)
Metals and mining [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Metals and mining [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	320.3
Chemicals [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Percentage of Available-for-sale Debt Securities, Fair Value	1.70%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.00%
Chemicals [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	388.6
Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.6)
Percentage of Available-for-sale Debt Securities, Fair Value	1.60%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.60%
Paper [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Paper [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Paper [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.5)
Paper [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Paper [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	367.8
Brokerage [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(6.3)
Percentage of Available-for-sale Debt Securities, Fair Value	1.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	2.80%
Brokerage [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(5.7)
Brokerage [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Brokerage [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Brokerage [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Brokerage [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	259.8
Consumer products [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.5)
Percentage of Available-for-sale Debt Securities, Fair Value	1.20%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	1.10%
Consumer products [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Consumer products [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Consumer products [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.9)
Consumer products [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Consumer products [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	291.8
Other Categories [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.9)
Percentage of Available-for-sale Debt Securities, Fair Value	3.40%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.80%
Other Categories [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	810.4
US Treasury and Government [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Percentage of Available-for-sale Debt Securities, Fair Value	1.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	0.00%
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9.1		196.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		(11.8)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0.2		0.2
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9.3		197.1
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0		(11.8)
US Treasury and Government [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	298	[1]	299.1
Available-for-sale Securities, Gross Unrealized Gains	7.4	[1]	5.6
Available-for-sale Securities, Gross Unrealized Losses	0	[1]	(11.8)
Available-for-sale Securities, Fair Value Disclosure	305.4	[1]	292.9
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
US Treasury and Government [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	305.4
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.6)
Percentage of Available-for-sale Debt Securities, Fair Value	8.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	6.10%
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6.9		1,188.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(0.2)		(53.5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	155.4		212.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(13.4)		(43.6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	162.3		1,400.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(13.6)		(97.1)
US States and Political Subdivisions Debt Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis			4.7
Available-for-sale Securities, Gross Unrealized Gains			0
Available-for-sale Securities, Gross Unrealized Losses			(1.5)
Available-for-sale Securities, Fair Value Disclosure			3.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			0
US States and Political Subdivisions Debt Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,778.7	[1]	1,836.1
Available-for-sale Securities, Gross Unrealized Gains	189.3	[1]	8.6
Available-for-sale Securities, Gross Unrealized Losses	(13.6)	[1]	(95.6)
Available-for-sale Securities, Fair Value Disclosure	1,954.4	[1]	1,749.1
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
US States and Political Subdivisions Debt Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.7)
US States and Political Subdivisions Debt Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(8.9)
US States and Political Subdivisions Debt Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
US States and Political Subdivisions Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,954.4
Foreign Government Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	0.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Foreign Government Debt Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1.3	[1]	0.8
Available-for-sale Securities, Gross Unrealized Gains	0.1	[1]	0.1
Available-for-sale Securities, Gross Unrealized Losses	0	[1]	0
Available-for-sale Securities, Fair Value Disclosure	1.4	[1]	0.9
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(36.7)
Percentage of Available-for-sale Debt Securities, Fair Value	6.00%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	16.50%
Available-for-sale Securities, Structured Securities, Fair Value	1,414
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	6.00%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	1,405.2
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	437.6		356.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(14.5)		(6)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	147.5		224
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(22.2)		(25.3)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	585.1		580.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(36.7)		(31.3)
Asset-backed Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	178	[1]	57.5
Available-for-sale Securities, Gross Unrealized Gains	2.2	[1]	1.5
Available-for-sale Securities, Gross Unrealized Losses	(5.8)	[1]	(2.8)
Available-for-sale Securities, Fair Value Disclosure	174.4	[1]	56.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Asset-backed Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,227.2	[1]	1,204
Available-for-sale Securities, Gross Unrealized Gains	43.3	[1]	31.7
Available-for-sale Securities, Gross Unrealized Losses	(30.9)	[1]	(28.5)
Available-for-sale Securities, Fair Value Disclosure	1,239.6	[1]	1,207.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Asset-backed Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(13.6)
Asset-backed Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(17.3)
Asset-backed Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.7)
Asset-backed Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1.1)
Asset-backed Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,414
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(6.3)
Percentage of Available-for-sale Debt Securities, Fair Value	1.40%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	2.80%
Available-for-sale Securities, Structured Securities, Fair Value	327.3
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	1.40%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	332.5
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	268.8		117
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(6.3)		(0.9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1.7		5.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		(0.2)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	270.5		122.8
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(6.3)		(1.1)
Collateralized Debt Obligations [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	9.4	[1]	14.3
Available-for-sale Securities, Gross Unrealized Gains	0	[1]	1.2
Available-for-sale Securities, Gross Unrealized Losses	(1.9)	[1]	0
Available-for-sale Securities, Fair Value Disclosure	7.5	[1]	15.5
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Collateralized Debt Obligations [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	323.1	[1]	238.7
Available-for-sale Securities, Gross Unrealized Gains	1.1	[1]	3.4
Available-for-sale Securities, Gross Unrealized Losses	(4.4)	[1]	(1.1)
Available-for-sale Securities, Fair Value Disclosure	319.8	[1]	241
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Collateralized Debt Obligations [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(4.1)
Collateralized Debt Obligations [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.3)
Collateralized Debt Obligations [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.9)
Collateralized Debt Obligations [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(1)
Collateralized Debt Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	327.3
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(7.9)
Percentage of Available-for-sale Debt Securities, Fair Value	6.10%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	3.50%
Available-for-sale Securities, Structured Securities, Fair Value	1,433
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	6.10%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	1,351
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	168.8		15.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(5.2)		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	33		111.8
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(2.7)		(12.5)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	201.8		127.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(7.9)		(12.5)
Commercial Mortgage Backed Securities [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis			7
Available-for-sale Securities, Gross Unrealized Gains			0
Available-for-sale Securities, Gross Unrealized Losses			(3.5)
Available-for-sale Securities, Fair Value Disclosure			3.5
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities			0
Commercial Mortgage Backed Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,351	[1]	1,292.8
Available-for-sale Securities, Gross Unrealized Gains	89.9	[1]	76.4
Available-for-sale Securities, Gross Unrealized Losses	(7.9)	[1]	(9)
Available-for-sale Securities, Fair Value Disclosure	1,433	[1]	1,360.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0.1
Commercial Mortgage Backed Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(7.2)
Commercial Mortgage Backed Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.7)
Commercial Mortgage Backed Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Commercial Mortgage Backed Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Commercial Mortgage Backed Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	1,433
Mortgage Pass Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)	[1]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1.2		0.3
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	2.2		3.4
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(0.1)		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3.4		3.7
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(0.1)		0
Mortgage Pass Through Securities [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	30.5	[1]	29.5
Available-for-sale Securities, Gross Unrealized Gains	1.6	[1]	1.8
Available-for-sale Securities, Gross Unrealized Losses			0
Available-for-sale Securities, Fair Value Disclosure	32	[1]	31.3
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0		0
Mortgage Pass Through Securities [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Mortgage Pass Through Securities [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Mortgage Pass Through Securities [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Mortgage Pass Through Securities [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Collateralized Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	645		661
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(20.8)		(29.1)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	29.7		112.9
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(0.6)		(6.4)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	674.7		773.9
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(21.4)		(35.5)
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(21.4)
Percentage of Available-for-sale Debt Securities, Fair Value	9.30%
Percentage of Available-for-sale Securities, Gross Unrealized Losses	9.60%
Collateralized Mortgage Obligations [Member] | Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	796.7	[1]	494.4
Available-for-sale Securities, Gross Unrealized Gains	8.1	[1]	11.2
Available-for-sale Securities, Gross Unrealized Losses	(17.4)	[1]	(5.4)
Available-for-sale Securities, Fair Value Disclosure	787.4	[1]	500.2
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	11.5		21.7
Collateralized Mortgage Obligations [Member] | Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Debt Securities Amortized Cost Basis	1,314.8	[1]	1,416.7
Available-for-sale Securities, Gross Unrealized Gains	77.8	[1]	25.7
Available-for-sale Securities, Gross Unrealized Losses	(4)	[1]	(30.1)
Available-for-sale Securities, Fair Value Disclosure	1,388.6	[1]	1,412.3
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	0.3		1.6
Collateralized Mortgage Obligations [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(3.2)
Collateralized Mortgage Obligations [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.8)
Collateralized Mortgage Obligations [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(2.2)
Collateralized Mortgage Obligations [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(15.2)
Collateralized Mortgage Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Fair Value Disclosure	2,176
Pass Throughs, Sequential and Equivalent Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	1,444.5
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	6.10%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	1,403.9
Planned Amortization Classes, Target Amortization Classes and Accretion Directed Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Structured Securities, Fair Value	740.6
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	3.20%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	715.7
Other Type of Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.7)
Available-for-sale Securities, Structured Securities, Fair Value	22.9
Available-for-sale Securities, Structured Securities Fair Value, Percentage of All Fixed Maturity Securities	0.10%
Available-for-sale Securities, Structured Securities, Amortized Cost Basis	22.4
Other Type of Security [Member] | AAA, AA and A [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Other Type of Security [Member] | BBB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.6)
Other Type of Security [Member] | BB [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	(0.1)
Other Type of Security [Member] | B Plus and Below [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses	0
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Gains	1.2		0.8
Available-for-sale Securities, Gross Unrealized Losses	(3.1)		(0.9)
Available-for-sale Securities, Fair Value Disclosure	175.1		68.1
Available-for-sale Equity Securities, Amortized Cost Basis	177		68.2
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	41.6		0.4
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(3)		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0.4		6.1
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0		(0.9)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	42		6.5
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ (3)		$ (0.9)

[1]	Investment ratings ��� Investment ratings are assigned the second lowest rating by a nationally recognized statistical rating organization (Moody's Investor Services, Inc. (���Moody���s���), S&P or Fitch Ratings (���Fitch���)), or if not rated by such firms, the rating assigned by the NAIC. NAIC designations of ���1��� or ���2��� include fixed maturities generally rated investment grade (rated ���Baa3��� or higher by Moody���s or rated ���BBB-��� or higher by S&P and Fitch). NAIC designations of ���3��� through ���6��� are referred to as below-investment grade (which generally are rated ���Ba1��� or lower by Moody���s or rated ���BB+��� or lower by S&P and Fitch). References to investment grade or below-investment grade throughout our consolidated financial statements are determined as described above.
[2]	The present value of future profits is the value assigned to the right to receive future cash flows from contracts existing at September 10, 2003 (the date our Predecessor emerged from bankruptcy).

INVESTMENTS - SCHEDULE OF OTHER THAN TEMPORARY IMPAIRMENT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	$ (11.8)		$ 23.4
Available-for-sale Securities [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit losses on fixed maturity securities, available for sale, beginning of period	(6.1)		(27.2)		(0.6)
Add: credit losses on other-than-temporary impairments not previously recognized	(1.1)		(1.7)		(20.7)
Less: credit losses on securities sold	5.2		33.3		5.4
Less: credit losses on securities impaired due to intent to sell	0	[1]	1.9	[1]	0	[1]
Add: credit losses on previously impaired securities	0		(12.4)		(11.3)
Less: increases in cash flows expected on previously impaired securities	0		0		0
Credit losses on fixed maturity securities, available for sale, end of period	$ (2)		$ (6.1)		$ (27.2)

[1]	Represents securities for which the amount previously recognized in accumulated other comprehensive income was recognized in earnings because we intend to sell the security or we more likely than not will be required to sell the security before recovery of its amortized cost basis.

INVESTMENTS - REALIZED GAINS (LOSSES) (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Investments [Line Items]
Fair Value of Fixed Maturity Investments and Mortgage Loans Not Accruing Investment Income	$ 10,000,000	$ 7,900,000
Available For Sale Securities, Nonperforming, Carrying Value	400,000
Mortgage Loans, Aggregate Carrying Value, In Process of Foreclosure	9,600,000
Available For Sale Securities, Value Of Securities Sold	1,000,000,000	1,400,000,000	1,300,000,000
Investment Impairment Charges on Guaranteed Investment Contract		70,600,000
Investment, Guaranteed Investment Contract, Interest Rate Assumptions, Low End		1.33%
Investments, Fair Value Disclosure, Guaranteed Investment Contract		213,000,000
Book Value of Investment in Guaranteed Investment Contract	201,500,000
Net Realized Loss on Guaranteed Investment Contract Commutation	(4,000,000)
Impairment Charges on Underlying Invested Assets from Commutation of Investment in Guaranteed Investment Contract	11,500,000
Gain (Loss) on Investments [Abstract]
Available-for-sale Securities, Gross Realized Gains	183,100,000	347,100,000	367,900,000
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	(59,900,000)	(147,700,000)	(233,900,000)
Other than Temporary Impairment Losses, Investments, Available-for-sale Securities	(19,200,000)	(94,800,000)	(337,800,000)
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest	5,300,000	(4,700,000)	188,300,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	34,600,000	149,800,000	195,400,000
Net realized investment gains (losses)	61,800,000	30,200,000	(60,500,000)
Net realized investment gains, excluding impairment losses	96,400,000	180,000,000	134,900,000
Sales of investments	5,504,500,000	8,632,600,000	10,709,600,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	(34,600,000)	(149,800,000)	(195,400,000)
Total other-than-temporary impairment losses	39,900,000	146,800,000	385,000,000
Other than Temporary Impairment Losses, Investments, Portion in Other Comprehensive Income (Loss), before Tax, Including Portion Attributable to Noncontrolling Interest, Available-for-sale Securities	(5,300,000)	3,000,000	(189,600,000)
Net Investment Income, Insurance Entity [Abstract]
Fixed maturities	1,233,800,000	1,162,600,000	1,083,700,000
Trading income related to policyholder and reinsurer accounts and other special-purpose portfolios	14,600,000	43,700,000	11,100,000
Equity securities	1,700,000	800,000	1,500,000
Mortgage loans	111,700,000	121,700,000	130,800,000
Policy loans	17,600,000	18,200,000	21,200,000
Option income (loss)	36,500,000	57,300,000	(63,000,000)
Change in value of options	(57,700,000)	(29,100,000)	113,700,000
Other invested assets	14,500,000	9,100,000	10,000,000
Cash and cash equivalents	400,000	500,000	1,100,000
Gross investment income	1,373,100,000	1,384,800,000	1,310,100,000
Less investment expenses	19,000,000	17,900,000	17,400,000
Net investment income	1,354,100,000	1,366,900,000	1,292,700,000
Mortgage-backed and Asset-backed Securities [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	24,100,000	125,400,000	178,300,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		23,600,000	83,600,000
Sale of Securities Issued By Providers of Financial Guarantees and Mortgage Insurance [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax			11,300,000
US States and Political Subdivisions Debt Securities [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	13,400,000
Partial Commutations of Guaranteed Investment Contract [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	8,900,000
Total Fixed Maturities, Available For Sale [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	13,900,000	99,500,000	149,500,000
Net realized investment gains (losses)	109,300,000	99,900,000	(15,500,000)
Equity Securities [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	(200,000)	100,000	0
Mortgage Loan [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	(29,300,000)	(16,900,000)	(13,500,000)
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	11,800,000	40,800,000	40,900,000
Securities Issued by Large Commercial Lender That Recently Filed Bankruptcy [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			13,800,000
Various Corporate Securities Following Unforeseen Issue Specific Events [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net			57,100,000
Real Estate Available For Sale [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		1,600,000
Impairments of Mortgage Loans And Other Investments [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	(20,700,000)	(50,300,000)	(45,900,000)
Other Securities [Member]
Gain (Loss) on Investments [Abstract]
Net realized investment gains (losses)	2,700,000	(2,600,000)	14,400,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	7,000,000
Corporate Securities and Other Invested Assets [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net		13,200,000
Government Agency Securities and Equity Interests in Corporate Investments [Member]
Gain (Loss) on Investments [Line Items]
Investments, Fair Value Disclosure	197,500,000
Investments held by variable interest entities [Member]
Gain (Loss) on Investments [Abstract]
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	4,300,000
Corporate Debt Securities [Member]
Gain (Loss) on Investments [Abstract]
Available For Sale Securities, Gross Investment Losses From Sale, Before Tax	$ 13,500,000	$ 22,300,000	$ 44,300,000

LIABILITIES FOR INSURANCE PRODUCTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Interest Sensitive Products	$ 13,165.5		$ 13,194.7
Traditional Life, Interest Rate Assumption	5.00%	[1]
Limited Payment Annuities, Interest Rate Assumption	5.00%	[2]
Accident and Health Insurance, Interest Rate Assumption	6.00%
Liabilities For Traditional Products	10,482.7		10,307.6
Claims payable and other policyholder funds	1,034.3		968.7
Liabilities related to separate accounts	15		17.5
Total	24,697.5		24,488.5
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance, beginning of the year	1,543.7		1,444		1,341.3
Incurred claims (net of reinsurance) related to:
Current year	1,545.8		1,505.8		1,616.8
Prior years (a)	(41.7)	[3]	(15.6)	[3]	(32.3)	[3]
Total incurred	1,504.1		1,490.2		1,584.5
Interest on claim reserves	78.4		73.4		69.3
Paid claims (net of reinsurance) related to:
Current year	866.5		827		910.7
Prior years	626.2		694.1		691.6
Total paid	1,492.7		1,521.1		1,602.3
Net change in balance for reinsurance assumed and ceded	3.8		57.2		51.2
Balance, end of the year	1,637.3		1,543.7		1,444
Investment contracts [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Interest Sensitive Products	9,832.9	[4]	9,742.9	[4]
Universal life contracts [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Interest Sensitive Products	3,332.6		3,451.8
Traditional life insurance contracts [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Traditional Products	2,396.2	[1]	2,354.3	[1]
Limited-payment annuities [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Traditional Products	848.8	[2]	873.4	[2]
Individual and group accident and health [Member]
Supplementary Insurance Information, by Segment [Line Items]
Liabilities For Traditional Products	$ 7,237.7		$ 7,079.9

[1]	Principally, modifications of the 1965 ��� 70 and 1975 - 80 Basic, Select and Ultimate Tables.
[2]	Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.
[3]	The reserves and liabilities we establish are necessarily based on estimates, assumptions and prior years' statistics. Such amounts will fluctuate based upon the estimation procedures used to determine the amount of unpaid losses. It is possible that actual claims will exceed our reserves and have a material adverse effect on our results of operations and financial condition.
[4]	In 2011 and 2010, all of this liability represented account balances where future benefits are not guaranteed.

INCOME TAXES (DETAILS) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Tax Expense (Benefit) [Abstract]
Current tax expense									$ 11,900,000	$ 9,700,000	$ 9,300,000
Deferred tax provision									101,600,000	69,600,000	14,300,000
Income tax expense on period income									113,500,000	79,300,000	23,600,000
Valuation allowance									(143,000,000)	(95,000,000)	27,800,000
Total income tax expense (benefit)	(37,900,000)	117,800,000	(25,400,000)	(25,000,000)	60,300,000	(21,800,000)	(11,500,000)	(11,300,000)	(29,500,000)	(15,700,000)	51,400,000
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
U.S. statutory corporate rate									35.00%	35.00%	35.00%
Valuation allowance									(46.70%)	(42.20%)	38.70%
Other nondeductible benefits									0.70%	(0.60%)	(3.50%)
State taxes									0.90%	0.90%	1.40%
Provision for tax issues, tax credits and other									0.50%	(0.10%)	0.00%
Effective tax rate									(9.60%)	(7.00%)	71.60%
Deferred tax assets:
Operating loss carryforwards, Life insurance subsidiaries	583,000,000				681,700,000				583,000,000	681,700,000
Operating loss carryforwards, Non-life companies	862,200,000				870,600,000				862,200,000	870,600,000
Deferred tax assets, operating loss carryforwards, state and local	16,800,000				17,800,000				16,800,000	17,800,000
Tax credits	32,600,000				23,400,000				32,600,000	23,400,000
Capital loss carryforwards	342,300,000				339,700,000				342,300,000	339,700,000
Investments	0				5,300,000				0	5,300,000
Insurance liabilities	744,400,000				738,900,000				744,400,000	738,900,000
Other	64,800,000				76,000,000				64,800,000	76,000,000
Gross deferred tax assets	2,646,100,000				2,753,400,000				2,646,100,000	2,753,400,000
Deferred tax liabilities:
Investments	(24,200,000)				0				(24,200,000)	0
Present value of future profits and deferred acquisition costs	(363,700,000)				(393,900,000)				(363,700,000)	(393,900,000)
Unrealized appreciation on investments	(434,800,000)				(140,300,000)				(434,800,000)	(140,300,000)
Gross deferred tax liabilities	(822,700,000)				(534,200,000)				(822,700,000)	(534,200,000)
Net deferred tax assets before valuation allowance	1,823,400,000				2,219,200,000				1,823,400,000	2,219,200,000
Valuation allowance	(938,400,000)				(1,081,400,000)				(938,400,000)	(1,081,400,000)
Net deferred tax assets	885,000,000				1,137,800,000				885,000,000	1,137,800,000
Current income taxes accrued	(19,600,000)				(10,800,000)				(19,600,000)	(10,800,000)
Income tax assets, net	865,400,000				1,127,000,000				865,400,000	1,127,000,000
Taxable Income From Life Companies Used in a Deferred Tax Valuation Model	3,300,000,000								3,300,000,000
Taxable Income From Non Life Companies Used in a Deferred Tax Valuation Model	230,000,000								230,000,000
Loss Limitation Based On Income Of Life Insurance Company	35.00%								35.00%
Loss Limitation Based On Loss Of Non Life Entities	35.00%								35.00%
Federal Long Term Tax Exempt Rate	3.55%								3.55%
Ownership Change Threshold Restricting Nol Useage	50.00%								50.00%
Loss on investment in Senior Health												742,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount Due to Classifying Loss as Ordinary									$ 160,000,000

INCOME TAXES - OPERATING LOSS CARRYFORWARDS (DETAILS) (USD $)	1 Months Ended					12 Months Ended														1 Months Ended	12 Months Ended														1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2011	Dec. 31, 2010	Jan. 20, 2009	Jan. 02, 2009	Dec. 31, 2011 Carryforward Expiration 2013 [Member]		Dec. 31, 2011 Carryforward Expiration 2014 [Member]	Dec. 31, 2011 Carryforward Expiration 2016 [Member]	Dec. 31, 2011 Carryforward Expiration 2018 [Member]	Dec. 31, 2011 Carryforward Expiration 2021 [Member]	Dec. 31, 2011 Carryforward Expiration 2022 [Member]	Dec. 31, 2011 Carryforward Expiration 2023 [Member]	Dec. 31, 2011 Carryforward Expiration 2024 [Member]	Dec. 31, 2011 Carryforward Expiration 2025 [Member]	Dec. 31, 2011 Carryforward Expiration 2027 [Member]	Dec. 31, 2011 Carryforward Expiration 2028 [Member]	Dec. 31, 2011 Carryforward Expiration 2029 [Member]	Dec. 31, 2011 Internal Revenue Service (IRS) [Member]	Jul. 31, 2006 Non Life Insurance Companies [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2013 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2014 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2016 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2018 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2021 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2022 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2023 [Member]		Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2024 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2025 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2027 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2028 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2029 [Member]	Jul. 31, 2006 Life Insurance Companies [Member]	Dec. 31, 2011 Life Insurance Companies [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2013 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2014 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2016 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2018 [Member]		Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2021 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2022 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2023 [Member]		Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2024 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2025 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2027 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2028 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2029 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Loss Carryforwards, Subject to Expiration, Net of Valuation Allowance		$ 866,000,000
Assumed Growth Rate For the Next Five Years, Included in Deferred Tax Valuation Analysis		5.00%
Operating loss carryforwards, expiration dates										2018	2021	2022	2023	2024	2025	2027	2028	2029
Operating loss carryforwards																			4,100,000,000		2,463,300,000	0	0	0	0	0	0	1,975,200,000	[1]	3,200,000	118,800,000	216,800,000	500,000	148,800,000		1,665,900,000	0	0	0	1,432,200,000	[1]	29,600,000	204,100,000	0	[2]	0	0	0	0	0
Other Tax Carryforward, Gross Amount		977,900,000				940,300,000	[2]	28,700,000	8,900,000	0	0	0	0	0	0	0	0	0
Total loss carryforwards		5,107,100,000				940,300,000		28,700,000	8,900,000	1,432,200,000	29,600,000	204,100,000	1,975,200,000	3,200,000	118,800,000	216,800,000	500,000	148,800,000
Other Tax Carryforward, Expiration Dates						2013		2014	2016
Expiration Period, Net Operating Loss																					20 years															15 years
Net operating loss carryforward to be reclassified as non life net operating loss carryforwards		631,000,000
Net state operating loss carryforwards		16,800,000	17,800,000
Ownership Change Threshold Restricting Nol Useage		50.00%
Percentage of Stockholders Related to Section 382 Rights Agreement					5.00%
Ownership Percentage Threshold Relating To Section 382 Rights Agreement				4.99%
Amount of tax losses on investment in Conseco Finance Group																				3,800,000,000															2,100,000,000
Cancellation of Debt Income Realized	2,500,000,000
Operating Loss Carryforwards, Related to Deductions for Stock Options and Restricted Stock		2,800,000
Valuation Allowance, Deferred Tax Asset, Change in Amount Due to Cancellation of Debt Income Issue																					$ 140,000,000

[1]	The allocation of the NOLs summarized above assumes the IRS does not take an adverse position in the future regarding the tax position we plan to take in our tax returns with respect to the allocation of CODI. If the IRS disagrees with the tax position we plan to take with respect to the allocation of CODI, and their position prevails, approximately $631 million of the NOLs expiring in 2018 would be characterized as non-life NOLs.
[2]	Capital loss carryforwards expiring in 2013 include a $742 million loss on our investment in Senior Health which was worthless when it was transferred to the Independent Trust in 2008. Due to uncertainties in the Code, we have reflected this loss as an ordinary loss in our tax return. If classifying this loss as ordinary is ultimately determined to be correct, capital loss carryforwards expiring in 2013 would decrease and life net operating loss carryforwards expiring in 2023 would increase by $742 million.

INCOME TAXES - VALUATION ALLOWANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Increase (Decrease) in Valuation Allowance [Roll Forward]
Begininng Balance, Valuation Allowance	$ 1,081.4		$ 1,176.4		$ 1,180.7
Valuation Allowance, Deferred Tax Asset, Change in Amount	(143)	[1]	(95)	[2]	27.8	[3]
Valuation Allowance, Deferred Tax Asset, Expiration of Capital Loss Carryforwards					(32.1)
Ending Balance, Valuation Allowance	938.4		1,081.4		1,176.4
Reinsurance Transactions [Member]
Increase (Decrease) in Valuation Allowance [Roll Forward]
Valuation Allowance, Deferred Tax Asset, Change in Amount					23
Realized Investment Losses [Member]
Increase (Decrease) in Valuation Allowance [Roll Forward]
Valuation Allowance, Deferred Tax Asset, Change in Amount					$ 4.8

[1]	The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.
[2]	The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.
[3]	The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.

INCOME TAXES - UNRECOGNIZED TAX BENEFITS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 300	$ 300
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1.1	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1.1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	311.1	300.6
Increase based on tax positions taken in prior years	7.1	10.5
Balance at end of year	$ 318.2	$ 311.1	$ 300.6

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2011 Senior Secured Credit Agreement	Dec. 31, 2010 Senior Secured Credit Agreement	Dec. 22, 2009 Previous Senior Credit Agreement [Member]	Jun. 30, 2009 Previous Senior Credit Agreement [Member]	Dec. 31, 2011 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2010 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2011 Other Notes Payable [Member]	Dec. 31, 2010 Other Notes Payable [Member]
Debt Disclosure [Abstract]
Debt Instrument, Basis Spread on Variable Floor, Base Rate							0.50%	0.50%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Minimum							2.50%	2.50%
Debt Instruments [Abstract]
Direct corporate obligations	$ 857.9	$ 998.5	$ 293	$ 293	$ 255.2	$ 375			$ 275	$ 275	$ 50	$ 75
Unamortized Discount			(12.9)	(14.8)	(2.4)	(4.7)
Long-term Debt, by Maturity [Abstract]
2012	45
2013	80
2014	75
2015	85
2016	313.2
Thereafter	275
Long-term Debt	$ 873.2

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - 7.0% DEBENTURES (DETAILS) (USD $)	Dec. 31, 2011	May 04, 2010	May 05, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Nov. 13, 2009 Convertible Subordinated, 7.0 Percent Debentures [Member]	May 31, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Feb. 28, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2011 Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	May 04, 2010 Convertible Subordinated, 7.0 Percent Debentures [Member]	Oct. 31, 2009 Maximum [Member] Convertible Subordinated, 7.0 Percent Debentures [Member]	Dec. 31, 2011 Minimum [Member] Convertible Subordinated, 7.0 Percent Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 176,500,000						$ 293,000,000
Proceeds From Issuance of Convertible Long Term Debt				172,000,000	49,400,000	61,400,000
Debt Instrument, Increase, Additional Borrowings					52,500,000	64,000,000
Unamortized Debt Issuance Expense							1,600,000	1,900,000
Conversion Rate Per $1000 Principal Amount of 7.0% Convertible Debentures, Shares	182.1494
Par Value of Each 7.0% Convertible Debenture	1,000
Debt Instrument, Convertible, Conversion Price	$ 5.49
Percentage of Principal Amount Outstanding, Held											50.00%
Closing Market Price of Common Stock		$ 5.81
Effective Conversion Price									$ 5.17
Debt Instrument, Convertible, Beneficial Conversion Feature			$ 4,000,000

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - SENIOR SECURED CREDIT AGREEMENT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011 Senior Secured Credit Agreement	Dec. 31, 2011 Senior Secured Credit Agreement	Dec. 31, 2010 Senior Secured Credit Agreement	Dec. 31, 2009 Previous Senior Credit Agreement [Member]	Dec. 22, 2009 Previous Senior Credit Agreement [Member]	Jun. 30, 2009 Previous Senior Credit Agreement [Member]	Dec. 31, 2011 Maximum [Member] Senior Secured Credit Agreement	Dec. 31, 2011 Minimum [Member] Senior Secured Credit Agreement	Dec. 31, 2011 Common stock and additional paid-in capital
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 375
Proceeds from Issuance of Senior Long-term Debt				363.6
Pricing Terms, Upfront Fees, Percentage Paid to Lenders				1.25%
Debt Instrument, Basis Spread on Variable Rate			5.00%			5.00%	4.00%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Floor			1.25%
Debt Instrument, Basis Spread on Variable Rate Prior To Amendment			6.00%				2.00%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Floor Prior To Amendment			1.50%
Debt Instrument, Basis Spread on Base Rate			4.00%				2.50%
Debt Instrument, Basis Spread on Variable Rate, Base Rate Floor			2.25%			4.00%
Debt Instrument, Basis Spread on Variable Floor, Base Rate Prior To Amendment			5.00%
Debt Instrument, Basis Spread on Base Rate Floor Prior to Amendment			2.50%
Debt Instrument, Interest Rate at Period End			6.25%
Debt to Capitalization Ratio, Threshold Requiring Equal Debt Repayment			17.50%
Debt to Capitalization Ratio, Threshold Requiring Half Debt Repayment			12.50%
Debt to Capitalization Ratio at Period End			17.10%
Debt to Capitalization Ratio, Maximum Threshold for Repayment Requirement			12.50%
Ceiling on Non Investment Grade Investments at Period End			12.00%
Ceiling on Non Investment Grade Investments at Period End Prior to Amendment			10.00%
Debt to Capitalization Ratio Required								30.00%
Interest Coverage Ratio Required									2
Interest Coverage Ratio at Period End			5
Aggregate Adjusted Capital to Company Action Level Risk-Based Capital Ratio, Prior to Stated Date									225.00%
Aggregate Adjusted Capital to Company Action Level Risk-Based Capital Ratio, After Stated Date									250.00%
Aggregate Adjusted Capital to Company Action Level Risk Based Capital Ratio at Period End			358.00%
Minimum Combined Statutory Capital and Surplus									1,200
Combined Statutory Capital and Surplus at Period End			1,746.5
Prepayment of Debt, Minimum Increment Amounts or Multiples Of			1
Mandatory Prepayments Percentage of Net Cash Proceeds From Certain Asset Sales or Casualty Events			100.00%
Mandatory Prepayments, Percentage of Net Cash Proceeds Received By the Company or Subsidiaries, from Certain Debt Issuances			100.00%
Mandatory Prepayments, Percentage of Net Cash Proceeds Received From Certain Equity Issuances			50.00%
Mandatory Prepayments, Percentage Of The Amount of Certain Restricted Payments Made			100.00%
Debt to Capitalization Ratio, No Manadatory Prepayments, Minimum Required			20.00%
Mandatory Debt Repayment			69.8		1.2
Stock Repurchased and Retired During Period, Value	69.8									69.8
Prepayment of Senior Debt		$ 50

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - 9.0% SENIOR SECURED NOTES (DETAILS) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 21, 2010 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2011 Senior Secured Notes 9 Percent [Member]	Dec. 31, 2010 Senior Secured Credit Agreement	Dec. 31, 2011 Maximum [Member] Senior Secured Credit Agreement
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 275		$ 375
Debt Instrument, Interest Rate, Stated Percentage	9.00%
Proceeds from Issuance of Secured Debt	267
Purchase Price Percentage		100.00%
Debt Instrument, Percentage Company May Redeem of Aggregate Principal Amounts		35.00%
Percentage of Aggregate Principal Amount Plus Accrued and Unpaid Interest, Purchase Price Paid with Proceeds of Equity Offerings		109.00%
Mandatory Repurchase Upon Change of Control, Percentage of Aggregate Principal Amount, Purchase Price		101.00%
Percentage of Principal Amount Outstanding, Held		25.00%
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement				$ 25

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - PREVIOUS SENIOR CREDIT AGREEMENT (DETAILS) (USD $) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended				12 Months Ended
	Dec. 22, 2009	Nov. 13, 2009	Dec. 31, 2010	Apr. 30, 2009	Dec. 31, 2008	Oct. 31, 2008	Dec. 31, 2011	Dec. 31, 2009	Jun. 30, 2009
Debt Instrument [Line Items]
Percentage of Net Proceeds of Any Equity Issuance, Paid to Lenders	50.00%
Previous Senior Credit Agreement [Member]
Debt Instrument [Line Items]
Repayments of Secured Debt			$ 652.1
Debt Instrument, Basis Spread on Base Rate									2.50%
Debt Instrument, Basis Spread on Variable Floor, Base Rate	0.50%								0.50%
Debt Instrument, Basis Spread on Variable Rate, Base Rate Floor	4.00%
Debt Instrument, Basis Spread on Variable Rate Prior To Amendment									2.00%
Debt Instrument, Basis Spread on Variable Rate	5.00%								4.00%
Debt Instrument, Basis Spread On Variable Rate, LIBOR Minimum	2.50%								2.50%
Debt Instrument, Fee Percentage									1.00%
Amount of Net Proceeds Used From Public Offering To Pay Lenders	150
First Amount of Proceeds from Issuance, Public Offering	200
Percentage of Net Proceeds Used From Public Offering To Pay Lenders, Above 200 Million Dollars	50.00%
Accrued Paid-in-Kind Interest, Paid in Cash	6.3
Repayments of Outstanding Principal, Proceeds of Issuance of Common Stock and Warrants		36.8
Repayments of Outstanding Principal, Proceeds of Equity Offering	161.4
Repayments of Long-term Debt								5.3
Mandatory Debt Repayment								1.2
Line of Credit Facility, Maximum Borrowing Capacity							80
Line of Credit Facility, Increase, Additional Borrowings						75
Line of Credit Facility, Decrease, Repayments				55	20
Line of Credit Facility, Reduced Maximum Borrowing Capacity					$ 60
Line of Credit Facility, Commitment Fee Percentage							0.50%

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - SENIOR HEALTH NOTE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Repayments of Notes Payable	$ 144.8	$ 793.6	$ 461.2
Other Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Periodic Payment, Principal	25
Repayments of Notes Payable	$ 25	$ 25	$ 25

NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS - LOSS ON EXTINGUISHMENT OR MODIFICATION OF DEBT (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Gains (Losses) on Extinguishment of Debt	$ (3.4)	$ (6.8)	$ (22.2)

COMMITMENTS AND CONTINGENCIES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2011 states	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Multistate Examination, Senior Health and Bankers Life [Member]	Dec. 31, 2011 Regulatory Settlement For Certain Lifetrend Life Insurance Products [Member]	Oct. 31, 2008 Regulatory Settlement For Certain Lifetrend Life Insurance Products [Member] holders	Dec. 31, 2008 CIUL Universal Life Member [Member] holders	Dec. 31, 2011 Minimum [Member] Multistate Examination, Senior Health and Bankers Life [Member] states	Dec. 31, 2011 Former Chief Executive Officers [Member]	Dec. 31, 2010 Former Chief Executive Officers [Member]
Loss Contingencies [Line Items]
Number of States Involved In Multistate Examination								40
Loss Contingency, Maximum Senior Health				$ 2.3
Potential Additional Amount Payable If Improvement Benchmarks Are Not Met				10
Lifetrend Policy Holders That Were Mailed a Notice						12,000
CIUL Universal Life Policy Holders Which Were Mailed a Notice							16,000
Fund Established For Certain Lifetrend Life Insurance Product Owners					10
Assesment To Be Paid To Participating Lifetrend Jurisdictions					1
Percentage of Lifetrend Policy Holders Represented by Jurisdictions That Have Signed Agreement					98.00%
Number of States Participating in Examination of Compliance with Unclaimed Property Laws	31
Loss Contingency, Undiscounted Amount of Insurance-related Assessment Liability	25.2	21.8
Loss Contingency Accrual, Insurance-related Assessment, Premium Tax Offset	19.6	16.2
Loss Contingency, Insurance-related Assessment, Expense Recognized	2.3	2.4	0.3
Deferred Compensation Arrangement with Individual, Recorded Liability									24.8	22.6
Operating Leases and Sponsorship Agreements, Expense	43.5	42.8	42.3
2012	48.9
2013	35.6
2014	28.7
2015	22.9
2016	20.2
Therafter	44.1
Total	$ 200.4

AGENT DEFERRED COMPENSATION PLAN (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 4.5	$ 4.1	$ 4.2
Agent Deferred Compensation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities	136.4	114.4
Defined Benefit Plan, Net Periodic Benefit Cost	26.3	13	11.9
Defined Benefit Plan, Actuarial Net (Gains) Losses	16.2	3.6	3.3
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	3
Life Insurance, Corporate or Bank Owned, Amount	103.9	102.7
Life Insurance, Corporate or Bank Owned, Change in Value	(3.8)	5	7.1
Defined Benefit Plan, Benefits Paid			2.9
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.50%	5.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.50%	5.75%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.00%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	5
2013	5.4
2014	5.9
2015	6.1
2016	6.4
2017 - 2021	$ 37.5

SHAREHOLDERS' EQUITY (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended	1 Months Ended
	Nov. 30, 2009	Dec. 31, 2011 one_one_thousandth_share	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Public Offering [Member]	Nov. 30, 2009 Private Placement [Member]	Dec. 31, 2011 Restricted Stock [Member] Maximum [Member]	Dec. 31, 2011 Long-Term Incentive Plan [Member]	Apr. 30, 2009 Long-Term Incentive Plan [Member]	Dec. 31, 2011 2006 and Prior Years [Member] Stock Options [Member]	Dec. 31, 2011 Years 2007 Through 2009 [Member] Stock Options [Member]	Dec. 31, 2011 Years 2010 and 2011 [Member] Stock Options [Member]	Dec. 22, 2009 Previous Senior Credit Agreement [Member]	Nov. 30, 2009 Previous Senior Credit Agreement [Member]	Dec. 31, 2011 Series B Junior Participating Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues					49,500,000	16,400,000
Public Offering, Offering Price				$ 4.75
Issuance of common stock		$ 2.2	$ 0	$ 296.3	$ 222.7	$ 73.6
Repayments of Outstanding Principal, Proceeds of Equity Offering													161.4
Sale of Stock, Number of Warrants to Purchase Stock, Private Placement	5,000,000
Repayments of Outstanding Principal, Proceeds of Private Placement														36.8
Settlement of Tender Offer, Portion Funded, Proceeds of Private Placement	$ 10.5
Class of Warrant or Right, Exercise Price of Warrants or Rights		6.5
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									25,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Previous Shares Authorized									10,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		11,044,000	9,326,000	12,565,000				11,044,000
Share Based Compensation Arrangement By Share Based Payment Award Award Vesting Period							3 years			4 years	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period										10 years	5 years	7 years
Number Of Shares Each Right Entitles Shareholder To Purchase															0.001
Series B Junior Participating Preferred Stock Par Value															$ 0.01
Price of Junior Preferred Stock		25

SHAREHOLDERS' EQUITY - CHANGES IN COMMON STOCK OUTSTANDING (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 Common Share Repurchase Program [Member]	Dec. 31, 2011 Common Share Repurchase Program [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member] Stock Options [Member]	Dec. 31, 2010 Common Stock [Member] Stock Options [Member]	Dec. 31, 2009 Common Stock [Member] Stock Options [Member]	Dec. 31, 2011 Common Stock [Member] Restricted Stock [Member]		Dec. 31, 2010 Common Stock [Member] Restricted Stock [Member]		Dec. 31, 2009 Common Stock [Member] Restricted Stock [Member]
Common Stock Disclosures
Balance, beginning of year	251,084,174				251,084,000	250,786,000	184,754,000
Treasury stock purchased and retired				(11,120,000)	(11,120,000)	0	0
Issuance of common stock					0	0	65,900,000
Shares issued under employee benefit compensation plans								862,000	33,000	0	479,000	[1]	265,000	[1]	132,000
Balance, end of year	241,304,503	251,084,174			241,305,000	251,084,000	250,786,000
Shares Paid for Tax Withholding for Share Based Compensation	200,000	74,000
Stock Repurchase Program, Authorized Amount			$ 100
Stock Repurchased and Retired During Period, Shares				11,120,000	11,120,000	0	0
Stock Repurchased and Retired During Period, Value	$ 69.8

[1]	In 2011 and 2010, such amount was reduced by 200 thousand shares and 74 thousand shares, respectively, which were tendered for the payment of federal and state taxes owed on the vesting of restricted stock.

SHAREHOLDERS' EQUITY - STOCK OPTION ACTIVITY (DETAILS) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the year	9,754	8,560	5,864
Options granted	1,262	1,849	3,219
Exercised	(862)	(33)	0
Forfeited or terminated	(2,442)	(622)	(523)
Outstanding at the end of the year	7,712	9,754	8,560
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	4,135	4,374	2,992
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	11,044	9,326	12,565
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3.1	3.6	4.1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1.8	2.9	4.4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 1,300,000	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	31,300,000	38,300,000	31,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	18,000,000	24,100,000	19,400,000
Proceeds from Stock Options Exercised	2,200,000	100,000	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the year	$ 10.87	$ 11.65	$ 16.94
Options granted	$ 7.38	$ 6.43	$ 2.64
Exercised	$ 2.52	$ 2.83	$ 0
Forfeited or terminated	$ 14.35	$ 8.81	$ 15.52
Outstanding at the end of the year	$ 10.13	$ 10.87	$ 11.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	7,712
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	4,135
$1.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	405
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	2.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 1.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	148
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 1.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1.13
$3.05 - $3.11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,579
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	2.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 3.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	656
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 3.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3.11
$4.79 - $6.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,353
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	5.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 6.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 5.21
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6.45
$7.38 - $7.74
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,061
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	6.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 7.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 7.38
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 7.74
$8.91 - $12.96
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,022
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	1.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 10.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	1,022
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 10.6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 8.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 12.96
$14.78 - $21.67
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	1,887
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	1.4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 19.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	1,887
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 19.16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 14.78
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 21.67
$22.42 - $25.45
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Outstanding Options	405
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	4.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price, Beginning Balance	$ 23.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	405
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price	$ 23.2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 22.42
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 25.45
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Dilutive Securities, Effect on Basic and Diluted Earnings Per Share	0	0.02	0.02
Share-based Arrangements with Employees and Nonemployees [Abstract]
Allocated Share-based Compensation Expense	200,000	7,100,000	6,900,000
Allocated Share-based Compensation Expense, Net of Tax	100,000	4,600,000	4,500,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	6,600,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1.8
Reduction in Stock Based Compensation to Reflect True up of Forfeiture Assumptions	$ 7,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Weighted average risk-free interest rates	2.20%	2.50%	1.60%
Weighted average dividend yields	0.00%	0.00%	0.00%
Volatility factors	107.00%	105.00%	108.00%
Weighted average expected life (in years)	4.8	4.7	3.8
Weighted average fair value per share	$ 5.68	$ 4.9	$ 1.89

SHAREHOLDERS' EQUITY - RESTRICTED STOCK ACTIVITY (DETAILS) (Restricted Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value	$ 6	$ 6.2	$ 1.4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	5.4	4.4
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1.8
Allocated Share-based Compensation Expense	4.3	2.5	0.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 3.2	$ 1.3	$ 0.8
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested shares, beginning of year	1,319,000
Granted	862,000	1,000,000	800,000
Vested	(679,000)
Forfeited	(184,000)
Non-vested shares, end of year	1,318,000	1,319,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested shares, beginning of year	$ 4.65
Granted	$ 6.97	$ 6.28	$ 1.67
Vested	$ 4.76
Forfeited	$ 4.73
Non-vested shares, end of year	$ 6.09	$ 4.65

SHAREHOLDERS' EQUITY - BASIC AND DILUTED EARNINGS PER SHARE (DETAILS) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Net income for basic earnings per share	$ 64,400,000	$ 179,500,000	$ 46,400,000	$ 45,400,000	$ 162,100,000	$ 38,600,000	$ 20,100,000	$ 19,800,000	$ 335,700,000	$ 240,600,000	$ 20,400,000
Add: interest expense on 7.0% Debentures, net of income taxes									14,700,000	13,300,000	1,100,000
Net income for diluted earnings per share									350,400,000	253,900,000	21,500,000
Shares:
Weighted average shares outstanding for basic earnings per share									247,952,000	250,973,000	188,365,000
Effect of dilutive securities on weighted average shares:
7% Debentures									53,367,000	49,014,000	4,281,000
Stock option and restricted stock plans									2,513,000	1,871,000	694,000
Warrants									249,000	0	0
Dilutive potential common shares									56,129,000	50,885,000	4,975,000
Weighted average shares outstanding for diluted earnings per share									304,081,000	301,858,000	193,340,000
Conversion Rate Per $1000 Principal Amount of 7.0% Convertible Debentures, Shares	182.1494								182.1494
Par Value of Each 7.0% Convertible Debenture	$ 1,000								$ 1,000
Debt Instrument, Convertible, Conversion Price	$ 5.49								$ 5.49
Convertible Subordinated, 3.5 Percent Debentures [Member]
Effect of dilutive securities on weighted average shares:
Conversion Price for 3.5% Convertible Debentures	$ 26.66								$ 26.66

SHAREHOLDERS' EQUITY - PERFORMANCE SHARE ACTIVITY (DETAILS) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	416,700	686,900	620,225
Allocated Share-based Compensation Expense	$ 2	$ 2.2	$ 1.3
Shareholder Return Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period	0	331,000	551,000
Granted	0	0	0
Forfeited	0	(331,000)	(220,000)
Awards outstanding, end of period	0	0	331,000
Operating Return on Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value			1.9
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period	555,000	825,000	367,000
Granted	0	0	620,000
Forfeited	(555,000)	(270,000)	(162,000)
Awards outstanding, end of period	0	555,000	825,000
Pre-Tax Operating Income Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Fair Value	$ 3.1	$ 4.4
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Awards outstanding, beginning of period	652,000	0	0
Granted	417,000	687,000	0
Forfeited	(233,000)	(35,000)	0
Awards outstanding, end of period	836,000	652,000	0

OTHER OPERATING STATEMENT DATA - INSURANCE POLICY INCOME (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 states	Dec. 31, 2010	Dec. 31, 2009
Premiums Written and Earned [Abstract]
Direct premiums collected	$ 4,214.7	$ 4,252	$ 4,128.1
Reinsurance assumed	87.7	99.4	476.5
Reinsurance ceded	(243.2)	(264.7)	(185.7)
Premiums collected, net of reinsurance	4,059.2	4,086.7	4,418.9
Change in unearned premiums	17.2	2.9	(2.1)
Less premiums on universal life and products without mortality and morbidity risk which are recorded as additions to insurance liabilities	(1,693.5)	(1,730.1)	(1,668.9)
Premiums on traditional products with mortality or morbidity risk	2,382.9	2,359.5	2,747.9
Fees and surrender charges on interest-sensitive products	307.6	310.5	345.7
Insurance policy income	$ 2,690.5	$ 2,670	$ 3,093.6
Number of States With Largest Share of Collected Premiums	4
Percentage of Total Collected Premiums	5.00%
Number of Additional States Greater Than Specified Percentage of Total Collected Premiums	0
FLORIDA
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	7.90%
CALIFORNIA
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	6.90%
TEXAS
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	6.50%
PENNSYLVANIA
Premiums Written and Earned [Abstract]
Percentage of Total Collected Premiums	6.20%

OTHER OPERATING STATEMENT DATA - OTHER OPERATING COSTS AND EXPENSES (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Expenses [Abstract]
Commission expense	$ 131.7	$ 130.9	$ 149.5
Salaries and wages	167.6	175.6	173.5
Other	405.2	383.8	394.5
Total other operating costs and expenses	$ 704.5	$ 690.3	$ 717.5

OTHER OPERATING STATEMENT DATA - PRESENT VALUE OF FUTURE PROFITS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance, beginning of year	$ 1,008.6	$ 1,175.9	$ 1,477.8
Amortization	(113.7)	(139)	(177.5)
Effect of reinsurance transactions	0	0	(24.1)
Amounts related to fair value adjustment of fixed maturities, available for sale	(197.2)	(28.3)	(100.3)
Balance, end of year	$ 697.7	$ 1,008.6	$ 1,175.9
2012	13.00%
2013	11.00%
2014	9.00%
2015	8.00%
2016	7.00%
Average Interest Accrual Rate Associated with Amortization Method of Present Value of Future Insurance Profits	5.00%	5.00%	5.00%

OTHER OPERATING STATEMENT DATA - DEFERRED ACQUISITION COSTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, beginning of year	$ 999.6	$ 1,063	$ 1,123.2
Additions	216.7	231.8	217.1
Amortization	(183.7)	(186)	(167.8)
Effect of reinsurance transactions	0	0	(35.5)
Amounts related to fair value adjustment of fixed maturities, available for sale	(235.5)	(98.5)	(74)
Other adjustments	0	(10.7)	0
Balance, end of year	$ 797.1	$ 999.6	$ 1,063

CONSOLIDATED STATEMENT CASH FLOWS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 335.7	$ 240.6	$ 20.4
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	323.6	346.5	373.5
Income taxes	(32.9)	(16.1)	44.2
Insurance liabilities	346.4	437.6	421.4
Accrual and amortization of investment income	64.5	(62)	(125.4)
Deferral of policy acquisition costs	(216.7)	(225.2)	(217.1)
Net realized investment (gains) losses	(61.8)	(30.2)	60.5
Loss on extinguishment or modification of debt	3.4	6.8	22.2
Other	12.6	36	12
Net cash provided by operating activities	774.8	734	611.7
Other Noncash Investing and Financing Items [Abstract]
Stock option and restricted stock plans	5.2	11.4	9.1
Change in securities lending collateral	0	103.7	223.1
Change in securities lending payable	$ 0	$ (103.7)	$ (223.1)

STATUTORY INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statutory Accounting Practices [Line Items]
Statutory capital and surplus	$ 1,578.1	$ 1,525.1
Asset valuation reserve	168.4	71.3
Interest maintenance reserve	552	428.1
Total	2,298.5	2,024.5
Investments in Upstream Affiliates Included in Statutory Capital and Surplus	52.4	52.4
Statutory Accounting Practices, Statutory Net Income Amount	366.8	181.9	77.5
Statutory Accounting Practices, Net Realized Capital (Losses), Net of Tax, Included in Statutory Net Income	3.7	(79.6)	(186.5)
Statutory Accounting Practices, PreTax Fees and Interest Payable To CNO Or Its Nonlife Subsidiaries, Included in Statutory Net Income	147.7	132.4	137.1
Period for Dividend Distributions without Prior Approval from Regulatory Agency	12 months
Percentage of Statutory Capital and Surplus, Available for Dividend Distribution without Prior Approval from Regulatory Agency	10.00%
Statutory Accounting Practices, Statutory Additional Surplus	80.4
Amount of Extraordinary Dividends Paid by Insurance Subsidiaries	235
Capital Contributions to Insurance Subsidiaries from Parent	0
Accrued Capital Contributions to Insurance Subsidiaries from Parent	$ 26
Risk Based Ratios [Abstract]
Period of Trend Test Average, Decrease in Margin, Capital to Risk Weighted Assets	3 years
Risk Based Capital That Would Trigger A Comprehensive Plan to Be Submitted To The Regulator	95.00%
Minimum [Member]
Risk Based Ratios [Abstract]
Trend Test, Capital to Risk Weighted Assets, End of Year	100.00%
Minimum [Member] | Company Plan for Improving Capital Position [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	75.00%
Minimum [Member] | Regulatory Authority Special Examination [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	50.00%
Minimum [Member] | Regulatory Authority, Any Action Deemed Necessary [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	35.00%
Maximum [Member]
Risk Based Ratios [Abstract]
Trend Test, Capital to Risk Weighted Assets, End of Year	125.00%
Trend Test, Increased Capital to Risk Weighted Assets, End of Year	150.00%
Maximum [Member] | Company Plan for Improving Capital Position [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	100.00%
Maximum [Member] | Regulatory Authority Special Examination [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	75.00%
Maximum [Member] | Regulatory Authority, Any Action Deemed Necessary [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	50.00%
Maximum [Member] | Regulatory Authority Control [Member]
Risk Based Ratios [Abstract]
Capital to Risk Weighted Assets	35.00%

BUSINESS SEGMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues:
Net investment income (a)									$ 1,354.1		$ 1,366.9		$ 1,292.7
Fee revenue and other income (a)									18.2		16.8		15.6
Total revenues									4,062.8		4,053.7		4,401.9
Benefits and expenses:
Insurance policy benefits									2,699		2,723.7		3,066.7
Loss on extinguishment of debt									3.4		6.8		22.2
Other operating costs and expenses									704.5		690.3		717.5
Total expenses									3,792.6		3,849.7		4,273.2
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									270.2		204		128.7
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									4,062.8		4,053.7		4,401.9
Net realized investment gains (losses)									61.8		30.2		(60.5)
Consolidated revenues	1,051.1	992.3	1,032	1,049.2	1,075.8	1,052.5	953.2	1,002.4	4,124.6		4,083.9		4,341.4
Insurance policy benefits - fair value changes in embedded derivative liabilities (a)									34.4	[1]	0	[1]	0	[1]
Amortization related to fair value changes in embedded derivative liabilities (a)									(14)	[1]	0	[1]	0	[1]
Amortization related to net realized investment gains (losses)									5.4		9.3		(3.6)
Consolidated expenses									3,818.4		3,859		4,269.6
Segment Balance Sheet Information [Abstract]
Assets	32,921.9				31,394.9				32,921.9		31,394.9
Liabilities	28,308.1				27,583.3				28,308.1		27,583.3
Selected Financial Information by Segment [Abstract]
Present value of future profits	697.7				1,008.6				697.7		1,008.6		1,175.9		1,477.8
Deferred acquisition costs	797.1				999.6				797.1		999.6
Insurance liabilities	24,697.5				24,488.5				24,697.5		24,488.5
Bankers Life [Member]
Revenues:
Annuities									33.4		39.5		41.4
Health									1,347.3		1,366		1,711.7
Life									231.7		190.7		206.1
Net investment income (a)									766.3	[2]	758.9	[2]	678.1	[2]
Fee revenue and other income (a)									13.8	[2]	12.8	[2]	10.2	[2]
Total revenues									2,392.5		2,367.9		2,647.5
Benefits and expenses:
Insurance policy benefits									1,570.1		1,607.3		1,905
Amortization									206.3		207.9		209.9
Interest expense on investment borrowings									4.8		1		0
Other operating costs and expenses									320.4		314.2		329.5
Total expenses									2,101.6		2,130.4		2,444.4
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									290.9		237.5		203.1
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									2,392.5		2,367.9		2,647.5
Segment Balance Sheet Information [Abstract]
Assets	16,800				15,823.1				16,800		15,823.1
Liabilities	14,757.1				14,083.3				14,757.1		14,083.3
Selected Financial Information by Segment [Abstract]
Present value of future profits	201.8				467.2				201.8		467.2
Deferred acquisition costs	491				662.3				491		662.3
Insurance liabilities	13,720.4				13,065.8				13,720.4		13,065.8
Washington National [Member]
Revenues:
Health									565.7		559.3		563.2
Life									15.6		16.8		29.4
Other									3.8		4.9		5.3
Net investment income (a)									189.5	[2]	185.4	[2]	188.9	[2]
Fee revenue and other income (a)									1	[2]	1.1	[2]	1.5	[2]
Total revenues									775.6		767.5		788.3
Benefits and expenses:
Insurance policy benefits									464.5		450.6		467
Amortization									44.9		46.6		45.2
Interest expense on investment borrowings									0.7		0		0
Other operating costs and expenses									169.4		169.9		175.2
Total expenses									679.5		667.1		687.4
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									96.1		100.4		100.9
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									775.6		767.5		788.3
Segment Balance Sheet Information [Abstract]
Assets	4,360.4				3,978.9				4,360.4		3,978.9
Liabilities	3,449.1				3,170.7				3,449.1		3,170.7
Selected Financial Information by Segment [Abstract]
Present value of future profits	402				426.9				402		426.9
Deferred acquisition costs	142.3				126.8				142.3		126.8
Insurance liabilities	2,954.7				2,979.2				2,954.7		2,979.2
Colonial Penn [Member]
Revenues:
Health									5.9		6.8		8.1
Life									197.1		188.1		188
Net investment income (a)									41.1	[2]	39.3	[2]	38.7	[2]
Fee revenue and other income (a)									0.9	[2]	0.7	[2]	0.9	[2]
Total revenues									245		234.9		235.7
Benefits and expenses:
Insurance policy benefits									150.1		144.8		143
Amortization									15		12.5		17.6
Other operating costs and expenses									84.6		73.4		64.8
Total expenses									249.7		230.7		225.4
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									(4.7)		4.2		10.3
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									245		234.9		235.7
Segment Balance Sheet Information [Abstract]
Assets	879.2				885.2				879.2		885.2
Liabilities	742.4				733.9				742.4		733.9
Selected Financial Information by Segment [Abstract]
Present value of future profits	72.6				81.7				72.6		81.7
Deferred acquisition costs	51.5				48.5				51.5		48.5
Insurance liabilities	725.5				717.8				725.5		717.8
Other CNO Business [Member]
Revenues:
Annuities									12.2		12.9		29.5
Health									27.7		29.9		32.1
Life									248.4		252.5		275.8
Other									1.7		2.6		3
Net investment income (a)									344.1	[2]	364.6	[2]	371.9	[2]
Total revenues									634.1		662.5		712.3
Benefits and expenses:
Insurance policy benefits									479.9		521		551.7
Amortization									39.8		48.7		76.2
Interest expense on investment borrowings									20.3		20		20.5
Other operating costs and expenses									78.8		82		104.9
Total expenses									618.8		671.7		753.3
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									15.3		(9.2)		(41)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									634.1		662.5		712.3
Segment Balance Sheet Information [Abstract]
Assets	8,964.9				8,990.6				8,964.9		8,990.6
Liabilities	7,857.8				8,152.1				7,857.8		8,152.1
Selected Financial Information by Segment [Abstract]
Present value of future profits	21.3				32.8				21.3		32.8
Deferred acquisition costs	112.3				162				112.3		162
Insurance liabilities	7,296.9				7,725.7				7,296.9		7,725.7
Corporate Operations [Member]
Revenues:
Net investment income (a)									13.1		18.7		15.1
Fee revenue and other income (a)									2.5		2.2		3
Total revenues									15.6		20.9		18.1
Benefits and expenses:
Interest expense on investment borrowings									0.2		0		0
Interest expense on corporate debt									76.3		79.3		84.7
Interest expense on borrowings of variable interest entities									11.8		12.9		12.7
Loss on extinguishment of debt									3.4		6.8		22.2
Other operating costs and expenses									51.3		50.8		43.1
Total expenses									143		149.8		162.7
Income before net realized investment gains (losses) and fair value changes in embedded derivative liabilities (net of related amortization) and income taxes									(127.4)		(128.9)		(144.6)
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Abstract]
Total segment revenues									15.6		20.9		18.1
Segment Balance Sheet Information [Abstract]
Assets	1,917.4				1,717.1				1,917.4		1,717.1
Liabilities	1,501.7				1,443.3				1,501.7		1,443.3
Embedded Derivative Financial Instruments [Member]
Segment Reporting Information [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Income, Net			$ 20.4

[1]	Prior to June 30, 2011, we maintained a specific block of investments in our trading securities account (which we carried at estimated fair value with changes in such value recognized as investment income from policyholder and reinsurer accounts and other special-purpose portfolios) to offset the income statement volatility caused by the effect of interest rate fluctuations on the value of embedded derivatives related to our fixed index annuity products. During the second quarter of 2011, we sold this trading portfolio, which resulted in $20.4 million of decreased earnings since the volatility caused by the accounting requirements to record embedded options at fair value were no longer being offset.
[2]	It is not practicable to provide additional components of revenue by product or services.

QUARTERLY FINANCIAL DATA (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data [Abstract]
Revenues	$ 1,051.1	$ 992.3	$ 1,032	$ 1,049.2	$ 1,075.8	$ 1,052.5	$ 953.2	$ 1,002.4	$ 4,124.6	$ 4,083.9	$ 4,341.4
Income before income taxes	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8
Income tax expense (benefit)	37.9	(117.8)	25.4	25	(60.3)	21.8	11.5	11.3	29.5	15.7	(51.4)
Net income	$ 64.4	$ 179.5	$ 46.4	$ 45.4	$ 162.1	$ 38.6	$ 20.1	$ 19.8	$ 335.7	$ 240.6	$ 20.4
Basic:
Net income	$ 0.27	$ 0.73	$ 0.18	$ 0.18	$ 0.65	$ 0.15	$ 0.08	$ 0.08	$ 1.35	$ 0.96	$ 0.11
Diluted:
Net income	$ 0.23	$ 0.61	$ 0.16	$ 0.16	$ 0.54	$ 0.14	$ 0.08	$ 0.08	$ 1.15	$ 0.84	$ 0.11

INVESTMENTS IN VARIABLE INTEREST ENTITIES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011 VIEs	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Investments held by variable interest entities		$ 496.3	$ 420.9
Cash and cash equivalents held by variable interest entities		74.4	26.8
Borrowings related to variable interest entities		519.9	386.9
Number of Variable Interest Entities Liquidated	1
Variable interest entity amortized cost securities held		502.5
Variable interest entity, gross unrealized gains fixed maturity securities		1.5
Variable interest entity gross unrealized losses fixed maturity securities		(7.7)
Variable interest entities net realized gain (loss) on investments		(1.3)	(3.7)	(14.2)
Variable Interest Entities Net Gains Losses From Sale Of Fixed Maturity Investments		3	(0.4)	(0.7)
Total other-than-temporary impairment losses on investments held by variable interest entities		(4.3)	(3.3)	(13.5)
Variable Interest Entities, Investments Sold		27.5
Variable Interest Entity, Available For Sale Securities, Gross Investment Losses From Sale, Before Tax		2.7
Investments held in limited partnerships		19.3
Unfunded committments to limited partnerships		19.8
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Investments held by variable interest entities		496.3	420.9
Notes receivable of VIEs held by insurance subsidiaries		(45.3)	(96.8)
Cash and cash equivalents held by variable interest entities		74.4	26.8
Accrued investment income		1.7	(3.4)
Income tax assets, net		5.4	14.4
Other assets		7.7	15.9
Total assets		540.2	377.8
Other liabilities		30.2	17.4
Borrowings related to variable interest entities		519.9	386.9
Notes payable of VIEs held by insurance subsidiaries		0	0
Total liabilities		550.1	404.3
VIEs [Member]
Variable Interest Entity [Line Items]
Investments held by variable interest entities		496.3	420.9
Notes receivable of VIEs held by insurance subsidiaries		0	0
Cash and cash equivalents held by variable interest entities		74.4	26.8
Accrued investment income		1.7	1.4
Income tax assets, net		6.8	20.9
Other assets		7.7	15.9
Total assets		586.9	485.9
Other liabilities		30.3	22
Borrowings related to variable interest entities		519.9	386.9
Notes payable of VIEs held by insurance subsidiaries		49.3	115.6
Total liabilities		599.5	524.5
Eliminations [Member]
Variable Interest Entity [Line Items]
Investments held by variable interest entities		0	0
Notes receivable of VIEs held by insurance subsidiaries		(45.3)	(96.8)
Cash and cash equivalents held by variable interest entities		0	0
Accrued investment income		0	(4.8)
Income tax assets, net		(1.4)	(6.5)
Other assets		0	0
Total assets		(46.7)	(108.1)
Other liabilities		(0.1)	(4.6)
Borrowings related to variable interest entities		0	0
Notes payable of VIEs held by insurance subsidiaries		(49.3)	(115.6)
Total liabilities		(49.4)	(120.2)
Less Than Twelve Months [Member]
Variable Interest Entity [Line Items]
Fair value investments held by variable interest entity that had been in an unrealized loss position		349.9
Gross unrealized losses on investments held by variable interest entity		6
Greater Than Twelve Months [Member]
Variable Interest Entity [Line Items]
Fair value investments held by variable interest entity that had been in an unrealized loss position		33
Gross unrealized losses on investments held by variable interest entity		$ 1.7

INVESTMENTS IN VARIABLE INTEREST ENTITIES - SCHEDULE OF VIEs (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Investment Holdings [Line Items]
Total amortized cost	$ 502.5
Total fair value	496.3
Amortized Cost [Member]
Investment Holdings [Line Items]
Due after one year through five years	271.9
Due after five years through ten years	230.6
Total amortized cost	502.5
Due after one year through five years	207.7
Due after five years through ten years	182.9
Total amortized cost	390.6
Estimated Fair Value [Member]
Investment Holdings [Line Items]
Due after one year through five years	267.8
Due after five years through ten years	228.5
Total fair value	496.3
Due after one year through five years	202.6
Due after five years through ten years	180.3
Total fair value	$ 382.9

INVESTMENTS IN VARIABLE INTEREST ENTITIES - REVENUES AND EXPENSES (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Net investment income - policyholder and reinsurer accounts and other special-purpose portfolios									$ (6.6)	$ 71.9	$ 61.8
Fee revenue and other income									18.2	16.8	15.6
Total revenues	1,051.1	992.3	1,032	1,049.2	1,075.8	1,052.5	953.2	1,002.4	4,124.6	4,083.9	4,341.4
Interest expense									114.1	113.2	117.9
Other operating expenses									704.5	690.3	717.5
Total expenses									3,818.4	3,859	4,269.6
Income (loss) before income taxes	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Net investment income - policyholder and reinsurer accounts and other special-purpose portfolios									18.8	20.1	13.4
Fee revenue and other income									1.2	0.6	0.3
Total revenues									20	20.7	13.7
Interest expense									11.8	12.9	12.7
Other operating expenses									0.7	0.6	0.2
Total expenses									12.5	13.5	12.9
Income before net realized investment losses and income taxes									7.5	7.2	0.8
Net realized investment losses									(1.3)	(3.7)	(14.2)
Income (loss) before income taxes									$ 6.2	$ 3.5	$ (13.4)

INVESTMENTS IN VARIABLE INTEREST ENTITIES - CARRYING VALUES OF INVESTMENTS HELD (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	$ 496.3	$ 420.9
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	496.3	420.9
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	496.3	420.9
Percent of fixed maturities	100.00%
Gross unrealized losses	7.7
Percent of gross unrealized losses	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Cable/media [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	13.30%
Gross unrealized losses	0.9
Percent of gross unrealized losses	11.20%
Variable Interest Entity, Primary Beneficiary [Member] | Healthcare/phamaceuticals [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	12.10%
Gross unrealized losses	1.8
Percent of gross unrealized losses	23.10%
Variable Interest Entity, Primary Beneficiary [Member] | Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	9.40%
Gross unrealized losses	0.5
Percent of gross unrealized losses	6.10%
Variable Interest Entity, Primary Beneficiary [Member] | Food/beverage [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	7.60%
Gross unrealized losses	0.3
Percent of gross unrealized losses	3.60%
Variable Interest Entity, Primary Beneficiary [Member] | Autos [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	6.30%
Gross unrealized losses	0.2
Percent of gross unrealized losses	3.00%
Variable Interest Entity, Primary Beneficiary [Member] | Brokerage [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	4.10%
Gross unrealized losses	0.3
Percent of gross unrealized losses	3.90%
Variable Interest Entity, Primary Beneficiary [Member] | Consumer products [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	4.10%
Gross unrealized losses	0.7
Percent of gross unrealized losses	8.60%
Variable Interest Entity, Primary Beneficiary [Member] | Gaming [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.90%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.50%
Variable Interest Entity, Primary Beneficiary [Member] | Retail [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.70%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.50%
Variable Interest Entity, Primary Beneficiary [Member] | Chemicals [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.40%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.00%
Variable Interest Entity, Primary Beneficiary [Member] | Insurance [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.30%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.00%
Variable Interest Entity, Primary Beneficiary [Member] | Telecom [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.20%
Gross unrealized losses	0.2
Percent of gross unrealized losses	3.00%
Variable Interest Entity, Primary Beneficiary [Member] | Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.10%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.80%
Variable Interest Entity, Primary Beneficiary [Member] | Capital goods [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.00%
Gross unrealized losses	0.2
Percent of gross unrealized losses	2.00%
Variable Interest Entity, Primary Beneficiary [Member] | Entertainment/hotels [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	3.00%
Gross unrealized losses	0.7
Percent of gross unrealized losses	9.80%
Variable Interest Entity, Primary Beneficiary [Member] | Aerospace/defense [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	2.60%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.10%
Variable Interest Entity, Primary Beneficiary [Member] | Transportation [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.40%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.70%
Variable Interest Entity, Primary Beneficiary [Member] | Real estate/REITs [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.40%
Gross unrealized losses	0.1
Percent of gross unrealized losses	1.70%
Variable Interest Entity, Primary Beneficiary [Member] | Building materials [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.40%
Gross unrealized losses	0
Percent of gross unrealized losses	0.70%
Variable Interest Entity, Primary Beneficiary [Member] | Metals and mining [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	1.20%
Gross unrealized losses	0
Percent of gross unrealized losses	0.00%
Variable Interest Entity, Primary Beneficiary [Member] | Other Categories [Member]
Schedule of Available-for-sale Securities [Line Items]
Percent of fixed maturities	8.50%
Gross unrealized losses	0.8
Percent of gross unrealized losses	10.70%
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	496.3
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Cable/media [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	66
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Healthcare/phamaceuticals [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	60
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Technology [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	46.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Food/beverage [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	37.5
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Autos [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	31.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Brokerage [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	20.5
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Consumer products [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	20.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Gaming [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	19.6
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Retail [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	18.4
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Chemicals [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	17.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Insurance [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	16.5
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Telecom [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	16.1
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	15.6
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Capital goods [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	14.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Entertainment/hotels [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	14.7
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Aerospace/defense [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	12.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Transportation [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	7
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Real estate/REITs [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	6.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Building materials [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	6.8
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Metals and mining [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	6
Variable Interest Entity, Primary Beneficiary [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member] | Other Categories [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	42.1
VIEs [Member]
Schedule of Available-for-sale Securities [Line Items]
Investments held by variable interest entities	$ 496.3	$ 420.9

SCHEDULE II - BALANCE SHEET (DETAILS) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $93.3; 2010 - $-)	$ 23,516	$ 20,633.9
Fixed maturities, available for sale, amortized cost	21,779.1	20,155.8
Cash and cash equivalents - unrestricted	436	571.9	523.4	894.5
Equity securities at fair value (cost: 2011 - $18.7; 2010 - $-)	175.1	68.1
Equity securities at cost	177	68.2
Trading securities	91.6	372.6
Other invested assets	202.8	240.9
Other assets	292.2	277.4
Total assets	32,921.9	31,394.9
Liabilities:
Notes payable	857.9	998.5
Investment borrowings	1,676.5	1,204.1
Other liabilities	556.3	505.3
Total liabilities	28,308.1	27,583.3
Commitments and Contingencies
Shareholders' equity:
Accumulated other comprehensive income (loss)	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6	3,038.6	1,630
Total liabilities and shareholders' equity	32,921.9	31,394.9
Parent Company [Member]
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2011 - $93.3; 2010 - $-)	93.5	0
Fixed maturities, available for sale, amortized cost	93.3	0
Cash and cash equivalents - unrestricted	70.2	160	145.3	56.5
Cash and cash equivalents - restricted	26	0
Equity securities at fair value (cost: 2011 - $18.7; 2010 - $-)	17.9	0
Equity securities at cost	18.7	0
Trading securities	16.5	0
Other invested assets	28.6	0.2
Investment in wholly-owned subsidiaries (eliminated in consolidation)	5,488.6	4,848.3
Receivable from subsidiaries (eliminated in consolidation)	4.1	2.3
Other assets	19.1	20.5
Total assets	5,764.5	5,031.3
Liabilities:
Notes payable	857.9	998.5
Payable to subsidiaries (eliminated in consolidation)	84.6	78.3
Income tax liabilities, net	100.2	87.2
Investment borrowings	24.8	0
Other liabilities	83.2	55.7
Total liabilities	1,150.7	1,219.7
Commitments and Contingencies
Shareholders' equity:
Common stock and additional paid-in capital ($.01 par value, 8,000,000,000 shares authorized, shares issued and outstanding: 2011 - 241,304,503; 2010 - 251,084,174)	4,364.3	4,426.7
Accumulated other comprehensive income (loss)	781.6	252.7
Retained earnings (accumulated deficit)	(532.1)	(867.8)
Total shareholders' equity	4,613.8	3,811.6
Total liabilities and shareholders' equity	$ 5,764.5	$ 5,031.3

SCHEDULE II - STATEMENT OF OPERATIONS (DETAILS) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Total revenues	$ 1,051.1	$ 992.3	$ 1,032	$ 1,049.2	$ 1,075.8	$ 1,052.5	$ 953.2	$ 1,002.4	$ 4,124.6	$ 4,083.9	$ 4,341.4
Expenses:
Interest expense on notes payable									114.1	113.2	117.9
Loss on extinguishment or modification of debt									3.4	6.8	22.2
Loss before income taxes and equity in undistributed earnings of subsidiaries	102.3	61.7	71.8	70.4	101.8	60.4	31.6	31.1	306.2	224.9	71.8
Income tax benefit on period income	(37.9)	117.8	(25.4)	(25)	60.3	(21.8)	(11.5)	(11.3)	(29.5)	(15.7)	51.4
Net income	64.4	179.5	46.4	45.4	162.1	38.6	20.1	19.8	335.7	240.6	20.4
Parent Company [Member]
Revenues:
Net investment losses									(4)	0	0
Net realized investment gains (losses)									1	0	(0.2)
Investment income from subsidiaries (eliminated in consolidation)									0.2	0	0
Total revenues									(2.8)	0	(0.2)
Expenses:
Interest expense on notes payable									76.3	79.3	84.7
Intercompany expenses (eliminated in consolidation)									0.3	1.3	2.4
Operating costs and expenses									53.8	49.3	45.6
Loss on extinguishment or modification of debt									3.4	6.8	22.2
Total expenses									133.8	136.7	154.9
Loss before income taxes and equity in undistributed earnings of subsidiaries									(136.6)	(136.7)	(155.1)
Income tax benefit on period income									(42.2)	(50.8)	(57.8)
Loss before equity in undistributed earnings of subsidiaries									(94.4)	(85.9)	(97.3)
Equity in undistributed earnings of subsidiaries (eliminated in consolidation)									430.1	326.5	117.7
Net income									$ 335.7	$ 240.6	$ 20.4

SCHEDULE II - STATEMENT OF CASH FLOWS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash flows used by operating activities	$ 774.8		$ 734		$ 611.7
Cash flows from investing activities:
Sales of investments	5,504.5		8,632.6		10,709.6
Purchases of investments	(8,156.1)		(10,739.2)		(12,540.4)
Net purchases of trading securities	300.2		(51.7)		32.3
Net cash provided by investing activities	(1,338)		(1,298.6)		(890.4)
Cash flows from financing activities:
Issuance of notes payable, net	0		756.1		172
Payments on notes payable	(144.8)		(793.6)		(461.2)
Issuance of common stock	2.2		0.1		0
Payments to repurchase common stock	(69.8)		0		0
Expenses related to debt modification and extinguishment of debt	0		0		(14.7)
Net cash provided (used) by financing activities	427.3		613.1		(92.4)
Net increase (decrease) in cash and cash equivalents	(135.9)		48.5		(371.1)
Cash and cash equivalents, beginning of year	571.9		523.4		894.5
Cash and cash equivalents, end of year	436		571.9		523.4
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows used by operating activities	(85.5)		(119.1)		(110.7)
Cash flows from investing activities:
Sales of investments	1,422.9		0		0
Sales of investments - affiliated	10	[1]	0	[1]	0	[1]
Purchases of investments	(1,569.5)		0		0
Purchases of investments - affiliated	(10)	[1]	0	[1]	0	[1]
Net purchases of trading securities	(16.5)		0		0
Dividends received from consolidated subsidiary, net of capital ontributions	236	[1]	26.6	[1]	0	[1]
Change in restricted cash	(26)		0		0
Net cash provided by investing activities	46.9		26.6		0
Cash flows from financing activities:
Issuance of notes payable, net	0		756.1		172
Payments on notes payable	(144.8)		(793.6)		(461.2)
Issuance of common stock	2.2		0		296.3
Payments to repurchase common stock	(69.8)		0		0
Expenses related to debt modification and extinguishment of debt	0		0		(14.7)
Investment borrowings	24.8		0		0
Issuance of notes payable to affiliates	169.7	[1]	177	[1]	266.9	[1]
Payments on notes payable to affiliates	(33.3)	[1]	(32.3)	[1]	(59.8)	[1]
Net cash provided (used) by financing activities	(51.2)		107.2		199.5
Net increase (decrease) in cash and cash equivalents	(89.8)		14.7		88.8
Cash and cash equivalents, beginning of year	160		145.3		56.5
Cash and cash equivalents, end of year	$ 70.2		$ 160		$ 145.3

[1]	Eliminated in consolidation

SCHEDULE IV (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Assumed	$ 87.7	$ 99.4	$ 476.5
Ceded	(243.2)	(264.7)	(185.7)
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct	56,540.1	59,388.5	61,814.4
Assumed	349.3	374.2	403.5
Ceded	(13,616.9)	(14,800.9)	(16,461.5)
Net	43,272.5	44,961.8	45,756.4
Percentage of assumed to net	0.00%	0.00%	0.00%
Insurance Policy Income [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct	2,540.6	2,525.5	2,451.8
Assumed	80.4	92.6	475.5
Ceded	(238.1)	(258.6)	(179.4)
Net	$ 2,382.9	$ 2,359.5	$ 2,747.9
Percentage of assumed to net	3.40%	3.90%	17.30%